UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
BlackRock Advantage Emerging Markets Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Global Equity Market Neutral Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.85%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	6.95%	21.42%	2.61%	1.39%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Institutional Shares | BLSIX
Semi-Annual Shareholder Report — October 31, 2024
BLSIX-10/24-SAR

BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$60	1.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	6.88%	21.15%	2.29%	1.12%
Investor A Shares (with sales charge)	1.27	14.79	1.19	0.57
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor A Shares | BLSAX
Semi-Annual Shareholder Report — October 31, 2024
BLSAX-10/24-SAR

BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$99	1.90%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.48%	20.29%	1.53%	0.50%
Investor C Shares (with sales charge)	5.48	19.29	1.53	0.50
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Investor C Shares | BLSCX
Semi-Annual Shareholder Report — October 31, 2024
BLSCX-10/24-SAR

BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	6.96%	21.47%	2.64%	1.42%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$95,377,157
Number of Portfolio Holdings	231
Portfolio Turnover Rate	92%
The Fund’s returns shown prior to June 12, 2017, are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
China	26.4%
Taiwan	18.1%
India	15.8%
South Korea	10.5%
United States	6.3%
Brazil	5.4%
Mexico	2.9%
Saudi Arabia	2.7%
Malaysia	2.3%
Indonesia	2.0%
Other#	7.3%
Other Assets Less Liabilities	0.3%
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Advantage Emerging Markets Fund
Class K Shares | BLSKX
Semi-Annual Shareholder Report — October 31, 2024
BLSKX-10/24-SAR

BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Institutional Shares	7.77%	21.00%	4.44%
MSCI Emerging Markets Index	8.59	25.32	(0.46)
MSCI Emerging Markets Minimum Volatility Index	9.49	21.72	3.06
Key Fund statistics
Net Assets	$10,891,057
Number of Portfolio Holdings	134
Portfolio Turnover Rate	124%
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
India	20.9%
China	19.7%
Taiwan	13.0%
Saudi Arabia	7.3%
Malaysia	5.6%
United States	5.0%
South Korea	4.4%
Qatar	3.4%
United Arab Emirates	3.2%
Kuwait	3.0%
Other#	14.7%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Institutional Shares | BIDEX
Semi-Annual Shareholder Report — October 31, 2024
BIDEX-10/24-SAR

BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Investor A Shares	7.68%	20.88%	4.19%
Investor A Shares (with sales charge)	2.03	14.54	2.75
MSCI Emerging Markets Index	8.59	25.32	(0.46)
MSCI Emerging Markets Minimum Volatility Index	9.49	21.72	3.06
Key Fund statistics
Net Assets	$10,891,057
Number of Portfolio Holdings	134
Portfolio Turnover Rate	124%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
India	20.9%
China	19.7%
Taiwan	13.0%
Saudi Arabia	7.3%
Malaysia	5.6%
United States	5.0%
South Korea	4.4%
Qatar	3.4%
United Arab Emirates	3.2%
Kuwait	3.0%
Other#	14.7%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Investor A Shares | BADEX
Semi-Annual Shareholder Report — October 31, 2024
BADEX-10/24-SAR

BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Class K Shares	7.89%	21.16%	4.48%
MSCI Emerging Markets Index	8.59	25.32	(0.46)
MSCI Emerging Markets Minimum Volatility Index	9.49	21.72	3.06
Key Fund statistics
Net Assets	$10,891,057
Number of Portfolio Holdings	134
Portfolio Turnover Rate	124%
The Fund commenced operations on December 21, 2020.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
India	20.9%
China	19.7%
Taiwan	13.0%
Saudi Arabia	7.3%
Malaysia	5.6%
United States	5.0%
South Korea	4.4%
Qatar	3.4%
United Arab Emirates	3.2%
Kuwait	3.0%
Other#	14.7%
Liabilities in Excess of Other Assets	(0.2)%
Ten largest holdings
Security(a)	Percent of Net Assets
Compal Electronics, Inc.	1.5%
Realtek Semiconductor Corp.	1.5%
Lupin Ltd.	1.5%
Abu Dhabi Commercial Bank PJSC	1.5%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Etihad Etisalat Co.	1.5%
Tata Consultancy Services Ltd.	1.4%
President Chain Store Corp.	1.4%
Ooredoo QPSC	1.4%
E.Sun Financial Holding Co. Ltd.	1.4%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Defensive Advantage Emerging Markets Fund
Class K Shares | BKDEX
Semi-Annual Shareholder Report — October 31, 2024
BKDEX-10/24-SAR

BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$71	1.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.24%	24.29%	7.47%	4.28%
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%
The Fund has added the MSCI World Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Institutional Shares | BDMIX
Semi-Annual Shareholder Report — October 31, 2024
BDMIX-10/24-SAR

BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$84	1.60%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.13%	24.12%	7.22%	4.02%
Investor A Shares (with sales charge)	1.50	17.60	6.07	3.46
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund has added the MSCI World Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor A Shares | BDMAX
Semi-Annual Shareholder Report — October 31, 2024
BDMAX-10/24-SAR

BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$123	2.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.81%	23.18%	6.41%	3.39%
Investor C Shares (with sales charge)	5.82	22.18	6.41	3.39
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund has added the MSCI World Index in response to new regulatory requirements.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Investor C Shares | BDMCX
Semi-Annual Shareholder Report — October 31, 2024
BDMCX-10/24-SAR

BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Equity Market Neutral Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$68	1.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.30%	24.44%	7.54%	4.33%
MSCI World Index	11.13	33.68	12.03	9.78
ICE BofA 3-Month U.S. Treasury Bill Index	2.66	5.39	2.36	1.69
Key Fund statistics
Net Assets	$2,510,924,598
Number of Portfolio Holdings	5,850
Portfolio Turnover Rate	35%
The Fund has added the MSCI World Index in response to new regulatory requirements.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
	Percent of Total Investments(a)
Country/Geographic Region	Long	Short	Total
United States	27.8%	26.5%	54.3%
Japan	8.5%	7.8%	16.3%
United Kingdom	2.9%	2.5%	5.4%
Canada	1.8%	2.2%	4.0%
France	1.2%	1.5%	2.7%
Australia	1.3%	1.3%	2.6%
Switzerland	1.0%	1.5%	2.5%
Germany	1.4%	1.1%	2.5%
Denmark	0.5%	0.9%	1.4%
Sweden	0.3%	1.0%	1.3%
Other#	3.8%	3.2%	7.0%
	50.5	49.5	100.0
(a)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, MSCI Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Equity Market Neutral Fund
Class K Shares | BGCKX
Semi-Annual Shareholder Report — October 31, 2024
BGCKX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
BlackRock Defensive Advantage Emerging Markets Fund
Derivative Financial Instruments
3

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.1%
Ambev SA	39,841	$ 87,113
Fleury SA	19,642	50,354
Telefonica Brasil SA	1,301	11,847
Telefonica Brasil SA, ADR	8,164	74,374
		223,688
Chile — 1.2%
Banco de Chile, ADR	5,667	131,474
China — 19.7%
3SBio, Inc.(a)	177,000	132,765
Agricultural Bank of China Ltd., Class H	127,000	62,401
Alibaba Group Holding Ltd.	11,600	141,895
Bank of China Ltd., Class H	41,000	19,460
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	168,700	128,633
BOE Technology Group Co. Ltd., Class A	170,500	111,814
BYD Co. Ltd., Class A	1,800	74,107
China Life Insurance Co. Ltd., Class H	46,000	97,508
China Merchants Port Holdings Co. Ltd.	92,000	151,295
China Petroleum & Chemical Corp., Class A	84,700	73,539
China United Network Communications Ltd., Class A	16,400	11,492
China Yangtze Power Co. Ltd., Class A	13,700	53,057
Chow Tai Fook Jewellery Group Ltd.	21,000	19,890
Eastroc Beverage Group Co. Ltd., Class A	910	27,084
ENN Energy Holdings Ltd.	1,000	7,045
Geely Automobile Holdings Ltd.	35,000	61,527
Huaxia Bank Co. Ltd., Class A	44,000	43,693
Industrial & Commercial Bank of China Ltd., Class H	264,000	158,362
NetEase, Inc.	2,600	41,831
People’s Insurance Co. Group of China Ltd., Class A	39,700	39,647
People’s Insurance Co. Group of China Ltd., Class H	247,000	124,674
PetroChina Co. Ltd., Class A	57,900	65,790
PetroChina Co. Ltd., Class H	34,000	25,531
Pop Mart International Group Ltd.(a)	6,800	61,478
SAIC Motor Corp. Ltd., Class A	10,200	18,439
SF Holding Co. Ltd., Class A	6,600	41,471
Shanghai Baosight Software Co. Ltd., Class A	9,100	34,350
Tencent Holdings Ltd.	900	46,928
Tingyi Cayman Islands Holding Corp.	38,000	55,438
Uni-President China Holdings Ltd.	58,000	54,285
Will Semiconductor Co. Ltd. Shanghai, Class A	3,600	54,112
Yunnan Baiyao Group Co. Ltd., Class A	8,200	65,809
Zhejiang Huahai Pharmaceutical Co. Ltd.	4,900	12,725
Zhejiang Longsheng Group Co. Ltd.	20,500	28,966
		2,147,041
Greece — 1.4%
Hellenic Telecommunications Organization SA, Class R	9,138	150,997
India — 20.9%
Adani Wilmar Ltd.(b)	4,387	17,995
Ajanta Pharma Ltd.	2,188	79,683
Aster DM Healthcare Ltd.(a)	2,211	11,660
Bharti Airtel Ltd.	7,949	152,148
Cipla Ltd.	1,330	24,468
City Union Bank Ltd.	15,637	32,562
Colgate-Palmolive India Ltd.	2,849	103,619
Dr Reddy’s Laboratories Ltd.	5,155	77,973
Dr. Lal PathLabs Ltd.(a)	694	25,637
GlaxoSmithKline Pharmaceuticals Ltd.	694	22,358
Havells India Ltd.	6,688	130,157
HCL Technologies Ltd.	7,315	153,063
Security	Shares	Value
India (continued)
ICICI Bank Ltd., ADR	3,813	$ 115,953
Infosys Ltd., ADR(c)	7,093	148,315
Larsen & Toubro Ltd.	2,570	110,399
LTIMindtree Ltd.(a)	236	15,970
Lupin Ltd.	6,220	161,389
Natco Pharma Ltd.	4,677	77,629
Petronet LNG Ltd.	35,747	141,061
Strides Pharma Science Ltd.	907	16,750
Sun Pharmaceutical Industries Ltd.	5,533	121,423
Tata Consultancy Services Ltd.	3,332	156,728
Voltas Ltd.	4,171	81,645
Wipro Ltd.	11,159	72,638
Wipro Ltd., ADR(c)	12,719	82,419
Zydus Lifesciences Ltd.	12,086	143,557
		2,277,199
Indonesia — 2.2%
Bank Central Asia Tbk PT	58,300	38,074
Bank Mandiri Persero Tbk PT	164,400	69,791
Indofood Sukses Makmur Tbk PT	263,100	127,401
		235,266
Kuwait — 3.0%
Boubyan Bank KSCP	78,181	142,149
Kuwait Finance House KSCP	63,591	149,296
Mobile Telecommunications Co. KSCP	13,188	19,619
National Bank of Kuwait SAKP	7,185	19,896
		330,960
Malaysia — 5.6%
AMMB Holdings Bhd	60,500	70,237
Hong Leong Bank Bhd	32,500	151,623
Maxis Bhd	110,900	91,314
Public Bank Bhd	144,300	145,206
Tenaga Nasional Bhd	48,500	155,158
		613,538
Mexico — 2.3%
Arca Continental SAB de CV	17,412	149,072
Coca-Cola Femsa SAB de CV, ADR	300	25,011
Kimberly-Clark de Mexico SAB de CV, Class A	56,287	80,818
		254,901
Philippines — 1.6%
International Container Terminal Services, Inc.	10,440	71,145
Jollibee Foods Corp.	9,810	44,695
Manila Electric Co.	1,600	13,492
PLDT, Inc.	230	5,652
PLDT, Inc., ADR	1,775	42,636
		177,620
Qatar — 3.4%
Ooredoo QPSC	49,698	155,937
Qatar Electricity & Water Co. QSC	5,780	25,693
Qatar International Islamic Bank QSC	16,531	47,562
Qatar National Bank QPSC	29,485	140,143
		369,335
Russia — 0.0%
Alrosa PJSC(b)(d)	37,207	4
Saudi Arabia — 7.3%
Al Rajhi Bank	6,595	154,096
Alinma Bank	792	5,918
Almarai Co. JSC	9,624	140,923
Etihad Etisalat Co.	11,401	156,975
4
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Jarir Marketing Co.	12,065	$ 42,421
Saudi Awwal Bank	550	4,951
Saudi Basic Industries Corp.	6,964	134,804
Saudi Telecom Co.	13,710	153,871
		793,959
South Africa — 0.2%
AVI Ltd.	2,510	15,739
South Korea — 4.4%
Hyundai Mobis Co. Ltd.	688	123,656
Korea Electric Power Corp.(b)	1,888	31,565
Korean Air Lines Co. Ltd.	3,528	60,900
KT&G Corp.	1,299	103,185
Samsung SDS Co. Ltd.	64	6,600
SK Telecom Co. Ltd.	2,257	92,626
SK Telecom Co. Ltd., ADR	2,842	64,684
		483,216
Taiwan — 13.0%
Chunghwa Telecom Co. Ltd.	39,000	148,041
Compal Electronics, Inc.	149,000	163,564
E.Sun Financial Holding Co. Ltd.	183,157	155,744
Far EasTone Telecommunications Co. Ltd.	15,000	41,421
First Financial Holding Co. Ltd.	89,000	74,943
Hon Hai Precision Industry Co. Ltd.	7,000	44,868
MediaTek, Inc.	4,000	155,713
President Chain Store Corp.	17,000	156,091
Primax Electronics Ltd.	53,000	132,284
Realtek Semiconductor Corp.	11,000	161,397
Taiwan Mobile Co. Ltd.	33,000	116,307
Taiwan Semiconductor Manufacturing Co. Ltd.	2,000	62,719
		1,413,092
Thailand — 2.6%
Advanced Info Service PCL, NVDR	18,700	152,217
Bangkok Bank PCL, NVDR	14,100	61,366
Bangkok Dusit Medical Services PCL, NVDR	17,600	14,347
CP ALL PCL, NVDR	31,100	58,293
		286,223
Turkey — 0.9%
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(a)	19,291	42,931
Migros Ticaret A/S, Class A	4,096	48,661
		91,592
United Arab Emirates — 3.2%
Abu Dhabi Commercial Bank PJSC	65,505	159,225
Abu Dhabi Islamic Bank PJSC	44,675	153,253
First Abu Dhabi Bank PJSC	10,050	35,915
		348,393
Security	Shares	Value
United States — 1.5%
Genpact Ltd.	3,069	$ 117,144
JBS S/A	7,466	46,506
		163,650
Total Common Stocks — 96.5% (Cost: $9,899,803)		10,507,887
Preferred Securities
Preferred Stocks — 0.2%
Brazil — 0.2%
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	3,832	16,101
Total Preferred Securities — 0.2% (Cost: $16,348)		16,101
Total Long-Term Investments — 96.7% (Cost: $9,916,151)		10,523,988
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	137,164	137,261
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(e)(f)	246,482	246,482
Total Short-Term Securities — 3.5% (Cost: $383,723)		383,743
Total Investments — 100.2% (Cost: $10,299,874)		10,907,731
Liabilities in Excess of Other Assets — (0.2)%		(16,674)
Net Assets — 100.0%		$ 10,891,057

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 137,241 (a)	$ —	$ —	$ 20	$ 137,261	137,164	$ 56 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	300,963	—	(54,481)(a)	—	—	246,482	246,482	5,981	—
				$ —	$ 20	$ 383,743		$ 6,037	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	12/20/24	$ 282	$ 2,315
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,315	$ —	$ —	$ —	$ 2,315

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 20,883	$ —	$ —	$ —	$ 20,883
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 4,849	$ —	$ —	$ —	$ 4,849
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$250,463
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
6
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 223,688	$ —	$ —	$ 223,688
Chile	131,474	—	—	131,474
China	53,057	2,093,984	—	2,147,041
Greece	—	150,997	—	150,997
India	346,687	1,930,512	—	2,277,199
Indonesia	165,475	69,791	—	235,266
Kuwait	—	330,960	—	330,960
Malaysia	—	613,538	—	613,538
Mexico	254,901	—	—	254,901
Philippines	127,273	50,347	—	177,620
Qatar	203,499	165,836	—	369,335
Russia	—	—	4	4
Saudi Arabia	134,804	659,155	—	793,959
South Africa	—	15,739	—	15,739
South Korea	64,684	418,532	—	483,216
Taiwan	—	1,413,092	—	1,413,092
Thailand	—	286,223	—	286,223
Turkey	—	91,592	—	91,592
United Arab Emirates	153,253	195,140	—	348,393
United States	163,650	—	—	163,650
Preferred Securities
Preferred Stocks	16,101	—	—	16,101
Short-Term Securities
Money Market Funds	383,743	—	—	383,743
	$ 2,422,289	$ 8,485,438	$ 4	$ 10,907,731
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,315	$ —	$ —	$ 2,315

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
7

Statement of Assets and Liabilities (unaudited)
October 31, 2024

BlackRock Defensive Advantage Emerging Markets Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 10,523,988
Investments, at value — affiliated(c)	383,743
Cash pledged for futures contracts	7,000
Foreign currency, at value(d)	321,564
Receivables:
Investments sold	560,386
Securities lending income — affiliated	28
Dividends — unaffiliated	10,127
Dividends — affiliated	1,078
From the Manager	19,332
Prepaid expenses	43,475
Total assets	11,870,721
LIABILITIES
Collateral on securities loaned	137,247
Payables:
Investments purchased	750,139
Accounting services fees	5,028
Custodian fees	22,907
Deferred foreign capital gain tax	34,008
Trustees’ and Officer’s fees	2,143
Other accrued expenses	13,926
Professional fees	13,666
Service fees	56
Transfer agent fees	55
Variation margin on futures contracts	489
Total liabilities	979,664
Commitments and contingent liabilities
NET ASSETS	$ 10,891,057
NET ASSETS CONSIST OF
Paid-in capital	$ 10,454,678
Accumulated earnings	436,379
NET ASSETS	$ 10,891,057
(a) Investments, at cost—unaffiliated	$9,916,151
(b) Securities loaned, at value	$128,261
(c) Investments, at cost—affiliated	$383,723
(d) Foreign currency, at cost	$321,343
8
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2024

BlackRock Defensive Advantage Emerging Markets Fund
NET ASSET VALUE
Institutional
Net assets	$ 111,189
Shares outstanding	10,719
Net asset value	$ 10.37
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 264,033
Shares outstanding	25,494
Net asset value	$ 10.36
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 10,515,835
Shares outstanding	1,013,453
Net asset value	$ 10.38
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities
9

Statement of Operations (unaudited)
Six Months Ended October 31, 2024

BlackRock Defensive Advantage Emerging Markets Fund
INVESTMENT INCOME
Dividends — unaffiliated	$229,539
Dividends — affiliated	5,981
Interest — unaffiliated	176
Securities lending income — affiliated — net	56
Foreign taxes withheld	(23,763)
Total investment income	211,989
EXPENSES
Professional	43,556
Investment advisory	42,946
Custodian	32,372
Registration	23,721
Printing and postage	13,524
Accounting services	7,575
Trustees and Officer	3,312
Administration	2,281
Administration — class specific	1,074
Transfer agent — class specific	394
Service — class specific	348
Miscellaneous	9,790
Total expenses excluding interest expense	180,893
Interest expense — unaffiliated	60
Total expenses	180,953
Less:
Administration fees waived	(2,281)
Administration fees waived by the Manager — class specific	(1,047)
Fees waived and/or reimbursed by the Manager	(133,331)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(250)
Total expenses after fees waived and/or reimbursed	44,044
Net investment income	167,945
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	285,570
Foreign currency transactions	(12,896)
Futures contracts	20,883
293,557
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	326,300
Investments — affiliated	20
Foreign currency translations	(140)
Futures contracts	4,849
331,029
Net realized and unrealized gain	624,586
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$792,531
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(35,375)
(b) Net of reduction in deferred foreign capital gain tax of	$392
See notes to financial statements.
10
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Defensive Advantage Emerging Markets Fund
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$167,945	$245,157
Net realized gain	293,557	437,730
Net change in unrealized appreciation (depreciation)	331,029	32,828
Net increase in net assets resulting from operations	792,531	715,715
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(865)	(2,155)
Investor A	(1,821)	(2,443)
Class K	(83,483)	(210,360)
Decrease in net assets resulting from distributions to shareholders	(86,169)	(214,958)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(53,273)	177,025
NET ASSETS
Total increase in net assets	653,089	677,782
Beginning of period	10,237,968	9,560,186
End of period	$10,891,057	$10,237,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
11

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.70	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.16	0.23	0.29	0.19	0.02
Net realized and unrealized gain (loss)	0.59	0.44	(0.25)	(0.80)	0.79
Net increase (decrease) from investment operations	0.75	0.67	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.08)	(0.20)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	—	(0.57)	—
Total distributions	(0.08)	(0.20)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$10.37	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	7.77%(f)	7.43%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.44%(h)	3.59%	3.75%	3.81%	3.18%(h)(i)
Total expenses after fees waived and/or reimbursed	0.86%(h)	0.85%	0.85%	0.81%	0.81%(h)
Net investment income	3.08%(h)	2.50%	3.23%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$111	$104	$97	$97	$108
Portfolio turnover rate	124%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.74%.
See notes to financial statements.
12
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.69	$9.22	$9.41	$10.81	$10.00
Net investment income(b)	0.15	0.21	0.26	0.17	0.01
Net realized and unrealized gain	0.59	0.44	(0.24)	(0.82)	0.80
Net increase from investment operations	0.74	0.65	0.02	(0.65)	0.81
Distributions(c)
From net investment income	(0.07)	(0.18)	(0.21)	(0.18)	(0.00)(d)
From net realized gain	—	—	—	(0.57)	—
Total distributions	(0.07)	(0.18)	(0.21)	(0.75)	(0.00)
Net asset value, end of period	$10.36	$9.69	$9.22	$9.41	$10.81
Total Return(e)
Based on net asset value	7.68%(f)	7.19%	0.35%	(6.43)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.73%(h)	3.86%	4.03%	4.11%	3.43%(h)(i)
Total expenses after fees waived and/or reimbursed	1.11%(h)	1.11%	1.11%	1.06%	1.06%(h)
Net investment income	2.90%(h)	2.27%	2.99%	1.62%	0.27%(h)
Supplemental Data
Net assets, end of period (000)	$264	$298	$105	$97	$108
Portfolio turnover rate	124%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.99%.
See notes to financial statements.
Financial Highlights
13

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Defensive Advantage Emerging Markets Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 12/21/20(a) to 04/30/21

Net asset value, beginning of period	$9.70	$9.23	$9.42	$10.81	$10.00
Net investment income(b)	0.16	0.24	0.29	0.19	0.02
Net realized and unrealized gain	0.60	0.44	(0.25)	(0.80)	0.79
Net increase from investment operations	0.76	0.68	0.04	(0.61)	0.81
Distributions(c)
From net investment income	(0.08)	(0.21)	(0.23)	(0.21)	(0.00)(d)
From net realized gain	—	—	—	(0.57)	—
Total distributions	(0.08)	(0.21)	(0.23)	(0.78)	(0.00)
Net asset value, end of period	$10.38	$9.70	$9.23	$9.42	$10.81
Total Return(e)
Based on net asset value	7.89%(f)	7.48%	0.60%	(6.10)%	8.14%(f)
Ratios to Average Net Assets(g)
Total expenses	3.36%(h)	3.53%	3.66%	3.75%	2.84%(h)(i)
Total expenses after fees waived and/or reimbursed	0.81%(h)	0.81%	0.81%	0.81%	0.81%(h)
Net investment income	3.14%(h)	2.53%	3.27%	1.87%	0.52%(h)
Supplemental Data
Net assets, end of period (000)	$10,516	$9,836	$9,358	$9,535	$10,598
Portfolio turnover rate	124%	191%	204%	211%	64%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit, printing, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.40%.
See notes to financial statements.
14
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
16
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
17

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BlackRock Defensive Advantage Emerging Markets Fund
J.P. Morgan Securities LLC	$ 128,261	$ (128,261)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.80%
$1 billion – $3 billion	0.75
$3 billion – $5 billion	0.72
$5 billion – $10 billion	0.70
Greater than $10 billion	0.68
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
18
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A
BlackRock Defensive Advantage Emerging Markets Fund	$ 348
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended October 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 11	$ 28	$ 1,035	$ 1,074
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 17	$ 10	$ 19	$ 46
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Fund Name	Institutional	Investor A	Class K	Total
BlackRock Defensive Advantage Emerging Markets Fund	$ 44	$ 170	$ 180	$ 394
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended October 31, 2024, the amount waived was $89.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.86%
Investor A	1.11
Class K	0.81
Notes to Financial Statements
19

Notes to Financial Statements (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended October 31, 2024, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
BlackRock Defensive Advantage Emerging Markets Fund	$ 133,242

Fund Name	Administration Fees Waived
BlackRock Defensive Advantage Emerging Markets Fund	$ 2,281
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific, transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Administration fees waived by the Manager — class specific	$ 11	$ 22	$ 1,014	$ 1,047

	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 16	$ 106	$ 128	$ 250
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended October 31, 2024, the Fund paid BIM $11 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
20
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

7.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were $13,018,439 and $12,970,136, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The  Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the  Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the  Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of April 30, 2024, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
BlackRock Defensive Advantage Emerging Markets Fund	$ (571,384)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Defensive Advantage Emerging Markets Fund	$ 10,323,896	$ 921,589	$ (335,439)	$ 586,150
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2024, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.  The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Notes to Financial Statements
21

Notes to Financial Statements (unaudited) (continued)

Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
22
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Defensive Advantage Emerging Markets Fund
Institutional
Shares sold	—	$ —	206	$ 1,900
Shares issued in reinvestment of distributions	3	31	7	61
	3	$ 31	213	$ 1,961
Investor A
Shares sold	177	$ 1,775	19,326	$ 180,245
Shares issued in reinvestment of distributions	107	1,079	63	571
Shares redeemed	(5,562)	(55,616)	—	—
	(5,278)	$ (52,762)	19,389	$ 180,816
Class K
Shares sold	60	$ 621	1,859	$ 17,248
Shares issued in reinvestment of distributions	9	87	39	364
Shares redeemed	(125)	(1,250)	(2,459)	(23,364)
	(56)	$ (542)	(561)	$ (5,752)
	(5,331)	$ (53,273)	19,041	$ 177,025
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Institutional	Investor A	Class K
BlackRock Defensive Advantage Emerging Markets Fund	10,330	10,312	1,012,325
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
23

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
24
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Defensive Advantage Emerging Markets Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
26
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A.  Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year, three-year and since-inception periods reported, the Fund ranked in the second, first and first quartiles, respectively against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
28
2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
Glossary of Terms Used in This Report
29

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• BlackRock Advantage Emerging Markets Fund
• BlackRock Global Equity Market Neutral Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 3.2%
Ambev SA	54,482	$ 119,126
B3 SA - Brasil Bolsa Balcao	186,264	342,183
Banco Santander Brasil SA	31,765	149,459
Cia Siderurgica Nacional SA	8,233	16,763
Fleury SA	96,874	248,348
Iochpe Maxion SA	25,533	45,007
Itau Unibanco Holding SA, ADR	19,589	118,513
Lojas Renner SA	235,096	755,200
Magazine Luiza SA(a)	50,695	82,958
NU Holdings Ltd./Cayman Islands, Class A(a)	8,781	132,505
Telefonica Brasil SA	4,836	44,036
Ultrapar Participacoes SA	8,990	32,486
Vale SA	90,428	970,776
		3,057,360
Chile — 0.8%
Banco de Chile	4,792,294	556,664
Banco de Chile, ADR	8,713	202,141
Empresas CMPC SA	15,654	24,928
		783,733
China — 26.4%
3SBio, Inc.(b)	464,000	348,038
Agricultural Bank of China Ltd., Class H	839,000	412,239
Alibaba Group Holding Ltd.	248,620	3,041,196
Baidu, Inc., Class A(a)	12,350	140,924
Bank of China Ltd., Class H	136,000	64,550
Baoshan Iron & Steel Co. Ltd., Class A	524,288	480,753
BOE Technology Group Co. Ltd., Class A	944,000	619,076
Bosideng International Holdings Ltd.	100,000	56,084
BYD Co. Ltd., Class A	2,200	90,576
BYD Co. Ltd., Class H	21,000	758,491
China Construction Bank Corp., Class H	599,000	464,966
China Life Insurance Co. Ltd., Class H	511,000	1,083,188
China Medical System Holdings Ltd.	98,000	98,025
China Pacific Insurance Group Co. Ltd., Class H	82,800	287,552
China Resources Land Ltd.	41,000	136,671
China United Network Communications Ltd., Class A	21,900	15,346
CMOC Group Ltd., Class A	171,100	181,480
COSCO SHIPPING Holdings Co. Ltd., Class H	160,500	237,690
ENN Energy Holdings Ltd.	18,600	131,042
Foxconn Industrial Internet Co. Ltd., Class A	11,400	38,203
Geely Automobile Holdings Ltd.	316,000	555,496
GigaDevice Semiconductor, Inc., Class A(a)	7,700	97,094
Industrial & Commercial Bank of China Ltd., Class H	988,000	592,658
JD.com, Inc., Class A	32,160	652,180
KE Holdings, Inc., ADR	8,996	197,282
Meituan, Class B(a)(b)	70,880	1,674,921
Midea Group Co. Ltd., Class A	24,100	241,388
Minth Group Ltd.(a)	132,000	241,225
NetEase, Inc.	40,070	644,678
New China Life Insurance Co. Ltd., Class H	42,600	143,765
PDD Holdings, Inc., ADR(a)	5,503	663,607
People’s Insurance Co. Group of China Ltd., Class H	660,000	333,138
PetroChina Co. Ltd., Class H	789,700	592,997
Ping An Insurance Group Co. of China Ltd., Class A	7,500	58,960
Ping An Insurance Group Co. of China Ltd., Class H	225,000	1,394,050
Pop Mart International Group Ltd.(b)	24,600	222,406
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Shandong Nanshan Aluminum Co. Ltd., Class A	496,546	284,187
Security	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,800	$ 179,688
Shenzhou International Group Holdings Ltd.	700	5,405
Sunny Optical Technology Group Co. Ltd.	5,200	33,826
TAL Education Group, ADR(a)	3,910	43,479
Tencent Holdings Ltd.	92,400	4,817,929
Trip.com Group Ltd.(a)	450	28,959
Uni-President China Holdings Ltd.	373,000	349,109
Weichai Power Co. Ltd., Class A	421,800	791,281
Will Semiconductor Co. Ltd. Shanghai, Class A	24,500	368,260
Wuliangye Yibin Co. Ltd., Class A	32,900	678,740
Xiaomi Corp., Class B(a)(b)	82,200	281,937
Zijin Mining Group Co. Ltd., Class H	160,000	340,811
		25,195,546
Greece — 0.8%
Eurobank Ergasias Services and Holdings SA, Class R	272,272	563,391
National Bank of Greece SA	19,373	151,782
		715,173
India — 15.8%
ABB India Ltd.	1,510	133,000
Adani Energy Solutions Ltd.(a)	3,618	41,826
Ajanta Pharma Ltd.	8,143	296,553
Alkem Laboratories Ltd.	4,458	305,924
Axis Bank Ltd.	2,924	40,167
Bharti Airtel Ltd.	54,106	1,035,614
Blue Star Ltd.	19,577	434,207
Castrol India Ltd.	20,626	51,356
Chambal Fertilisers and Chemicals Ltd.	118,846	680,959
Computer Age Management Services Ltd.	2,587	136,298
Crompton Greaves Consumer Electricals Ltd.	92,199	427,921
Dr. Lal PathLabs Ltd.(b)	7,777	287,293
GlaxoSmithKline Pharmaceuticals Ltd.	3,792	122,166
Great Eastern Shipping Co. Ltd.	42,541	649,703
Gujarat Pipavav Port Ltd.	19,466	45,505
HCL Technologies Ltd.	18,315	383,234
HDFC Bank Ltd.	27,061	556,231
Hindustan Zinc Ltd.	112,054	735,216
ICICI Bank Ltd.	68,697	1,053,781
Indraprastha Gas Ltd.	14,630	72,950
Infosys Ltd.	48,224	1,006,177
Infosys Ltd., ADR	28,369	593,196
KEC International Ltd.	10,775	125,985
Larsen & Toubro Ltd.	19,457	835,808
Life Insurance Corp. of India	11,362	124,190
Lupin Ltd.	12,240	317,589
NCC Ltd./India	103,480	366,215
Nippon Life India Asset Management Ltd.(b)	12,955	108,725
Oberoi Realty Ltd.	8,258	192,410
PTC India Ltd.	104,242	224,650
Punjab National Bank	44,998	52,265
Reliance Industries Ltd.	27,058	427,840
State Bank of India	28,649	278,791
Strides Pharma Science Ltd.	19,725	364,280
Sun Pharmaceutical Industries Ltd.	2,451	53,788
Tata Consultancy Services Ltd.	15,246	717,127
Trent Ltd.	3,119	263,565
Triveni Turbine Ltd., Class B	14,579	119,528
Vedanta Ltd.	7,257	39,947
Voltas Ltd.	43,544	852,346
Whirlpool of India Ltd.	1,263	29,811

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Wipro Ltd.	24,676	$ 160,626
Wipro Ltd., ADR	12,571	81,460
WNS Holdings Ltd.(a)	3,778	181,306
Zee Entertainment Enterprises Ltd.(a)	59,604	86,229
		15,093,758
Indonesia — 2.0%
Astra International Tbk PT	1,703,900	553,167
Bank Central Asia Tbk PT	1,376,000	898,630
Bank Mandiri Persero Tbk PT	752,300	319,365
Bank Rakyat Indonesia Persero Tbk PT	516,100	157,335
		1,928,497
Kuwait — 0.3%
Kuwait Finance House KSCP	126,265	296,438
Malaysia — 2.3%
CIMB Group Holdings Bhd	30,600	55,488
IJM Corp. Bhd.	130,600	89,562
Malayan Banking Bhd.	443,300	1,061,621
Public Bank Bhd	268,900	270,589
Tenaga Nasional Bhd	229,400	733,882
		2,211,142
Mexico — 2.9%
Alsea SAB de CV	59,750	144,467
America Movil SAB de C.V., ADR	2,455	38,642
America Movil SAB de CV, Series B	303,692	239,955
Arca Continental SAB de CV	39,202	335,625
Coca-Cola Femsa SAB de CV	6,028	50,165
Coca-Cola Femsa SAB de CV, ADR	2,996	249,776
Grupo Financiero Banorte SAB de CV, Class O	99,714	694,328
Orbia Advance Corp. SAB de CV	156,346	143,457
Wal-Mart de Mexico SAB de CV	304,401	837,010
		2,733,425
Philippines — 0.3%
BDO Unibank, Inc.	17,230	45,094
International Container Terminal Services, Inc.	38,950	265,431
		310,525
Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	7,540	104,763
Powszechny Zaklad Ubezpieczen SA	8,453	83,830
		188,593
Qatar — 0.3%
Qatar National Bank QPSC	51,019	242,495
Russia — 0.0%
Alrosa PJSC(a)(c)	1,407,496	145
Saudi Arabia — 2.7%
Al Rajhi Bank	56,614	1,322,821
Alinma Bank	2,539	18,971
Riyad Bank	12,272	83,882
Saudi Arabian Mining Co.(a)	2,896	43,355
Saudi Awwal Bank	13,272	119,465
Saudi Basic Industries Corp.	34,167	661,379
Saudi National Bank	42,206	371,030
		2,620,903
South Africa — 2.0%
AVI Ltd.	48,222	302,385
Capitec Bank Holdings Ltd.	5,342	965,037
FirstRand Ltd.	52,013	228,529
Naspers Ltd., Class N	93	21,980
Security	Shares	Value
South Africa (continued)
Sasol Ltd.	6,636	$ 37,298
Sibanye Stillwater Ltd.(a)	12,831	14,959
Standard Bank Group Ltd.	21,897	301,468
		1,871,656
South Korea — 10.5%
AMOREPACIFIC Group	1,769	28,507
CJ Corp.	5,018	372,015
CJ Logistics Corp.	3,312	209,984
Coupang, Inc., Class A(a)	1,487	38,350
DB Insurance Co. Ltd.	1,887	148,732
DL E&C Co. Ltd.	795	17,780
GS Engineering & Construction Corp.(a)	7,148	91,773
Hanon Systems	39,800	113,645
Hanwha Life Insurance Co. Ltd.	12,590	26,861
HD Hyundai Construction Equipment Co. Ltd.	149	5,531
HL Mando Co. Ltd.	676	17,659
Hugel, Inc.(a)	1,114	219,125
Hyundai Marine & Fire Insurance Co. Ltd.	19,656	431,287
Hyundai Mobis Co. Ltd.	2,249	404,219
KB Financial Group, Inc.	4,030	262,227
KCC Corp.	1,391	263,667
Kia Corp.	9,100	601,773
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,645	217,651
KT&G Corp.	793	62,991
LG Chem Ltd.	581	130,634
LG Electronics, Inc.	1,203	77,471
LS Corp.	861	64,683
LX International Corp.	1,016	22,311
LX Semicon Co. Ltd.	410	18,113
Medytox, Inc.	155	19,179
NAVER Corp.	2,037	249,169
Pan Ocean Co. Ltd.	124,722	319,646
POSCO Holdings, Inc.	149	35,902
Samsung C&T Corp.	474	40,023
Samsung Electronics Co. Ltd.	71,543	3,037,786
Samsung Fire & Marine Insurance Co. Ltd.	476	115,402
Samsung Life Insurance Co. Ltd.	3,039	222,377
Samsung Securities Co. Ltd.	16,453	542,938
Shinhan Financial Group Co. Ltd.	1,504	56,024
SK Hynix, Inc.	6,046	791,505
SK Networks Co. Ltd.	41,293	156,538
SK Telecom Co. Ltd.	13,826	567,409
		10,000,887
Taiwan — 18.1%
Asustek Computer, Inc.	2,000	35,316
Bizlink Holding, Inc.	19,000	273,895
Cathay Financial Holding Co. Ltd.	211,000	445,620
Chicony Electronics Co. Ltd.	103,000	519,438
Compal Electronics, Inc.	34,000	37,323
CTBC Financial Holding Co. Ltd.	442,000	489,990
Delta Electronics, Inc.	11,000	135,860
E.Sun Financial Holding Co. Ltd.	187,161	159,149
Elan Microelectronics Corp.	37,000	166,236
Hon Hai Precision Industry Co. Ltd.	181,000	1,160,160
Lotes Co. Ltd.	6,000	305,150
MediaTek, Inc.	40,000	1,557,127
Parade Technologies Ltd.	14,000	304,777
Phison Electronics Corp.	3,000	43,054
Pixart Imaging, Inc.	11,000	81,977
Primax Electronics Ltd.	231,000	576,557
Quanta Computer, Inc.	48,000	435,904
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	31,000	$ 454,846
Taiwan Semiconductor Manufacturing Co. Ltd.	295,000	9,251,046
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,695	513,505
Wisdom Marine Lines Co. Ltd.	149,000	338,145
		17,285,075
Thailand — 1.5%
Bangkok Bank PCL, NVDR	206,900	900,471
PTT Exploration & Production PCL, NVDR	100,900	378,963
Thai Union Group PCL, NVDR	251,800	111,880
		1,391,314
Turkey — 0.6%
KOC Holding A/S, Class A	69,070	340,617
Mavi Giyim Sanayi Ve Ticaret A/S, Class B(b)	7,838	17,443
Migros Ticaret A/S, Class A	705	8,376
Turk Hava Yollari AO, Class A(a)	16,610	132,107
Turkiye Is Bankasi A/S, Class C	161,934	55,666
		554,209
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	138,678	337,088
United Kingdom — 0.2%
Anglogold Ashanti PLC	7,298	203,608
United States — 1.4%
GCC SAB de CV	15,427	126,164
Genpact Ltd.	21,771	830,999
JBS S/A	66,792	416,056
		1,373,219
Total Common Stocks — 92.7% (Cost: $77,734,956)		88,394,789
Preferred Securities
Preferred Stocks — 2.1%
Brazil — 2.1%
Banco Bradesco SA	77,156	191,792
Security	Shares	Value
Brazil (continued)
Cia Energetica de Minas Gerais	20,442	$ 40,205
CTEEP-Cia de Transmissao de Energia Eletrica Paulista	71,871	301,985
Itau Unibanco Holding SA	144,404	874,782
Marcopolo SA	20,741	30,354
Petroleo Brasileiro SA	97,887	608,058
		2,047,176
Total Preferred Securities — 2.1% (Cost: $2,225,860)		2,047,176
Total Long-Term Investments — 94.8% (Cost: $79,960,816)		90,441,965
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(d)(e)	4,653,726	4,653,726
Total Short-Term Securities — 4.9% (Cost: $4,653,726)		4,653,726
Total Investments — 99.7% (Cost: $84,614,542)		95,095,691
Other Assets Less Liabilities — 0.3%		281,466
Net Assets — 100.0%		$ 95,377,157

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (1)(b)	$ 1	$ —	$ —	—	$ 350 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	4,657,734	—	(4,008)(b)	—	—	4,653,726	4,653,726	113,989	—
				$ 1	$ —	$ 4,653,726		$ 114,339	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	84	12/20/24	$ 4,731	$ (13,541)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 13,541	$ —	$ —	$ —	$ 13,541

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 241,882	$ —	$ —	$ —	$ 241,882
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 45,285	$ —	$ —	$ —	$ 45,285
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,695,713
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 3,057,360	$ —	$ —	$ 3,057,360
Chile	227,069	556,664	—	783,733
China	960,452	24,235,094	—	25,195,546
Greece	—	715,173	—	715,173
India	897,788	14,195,970	—	15,093,758
Indonesia	898,630	1,029,867	—	1,928,497
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Kuwait	$ —	$ 296,438	$ —	$ 296,438
Malaysia	—	2,211,142	—	2,211,142
Mexico	2,733,425	—	—	2,733,425
Philippines	265,431	45,094	—	310,525
Poland	—	188,593	—	188,593
Qatar	—	242,495	—	242,495
Russia	—	—	145	145
Saudi Arabia	661,379	1,959,524	—	2,620,903
South Africa	—	1,871,656	—	1,871,656
South Korea	38,350	9,962,537	—	10,000,887
Taiwan	513,505	16,771,570	—	17,285,075
Thailand	—	1,391,314	—	1,391,314
Turkey	—	554,209	—	554,209
United Arab Emirates	—	337,088	—	337,088
United Kingdom	—	203,608	—	203,608
United States	1,373,219	—	—	1,373,219
Preferred Securities
Preferred Stocks	2,047,176	—	—	2,047,176
Short-Term Securities
Money Market Funds	4,653,726	—	—	4,653,726
	$ 18,327,510	$ 76,768,036	$ 145	$ 95,095,691
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (13,541)	$ —	$ —	$ (13,541)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Japan — 0.1%
Timee, Inc.(a)	167,200	$ 1,276,447
United States — 2.1%
Citigroup, Inc.	255,000	16,363,350
Lineage, Inc.	37,013	2,740,442
Netflix, Inc.(a)	27,000	20,412,810
Palantir Technologies, Inc., Class A(a)	4	166
Procter & Gamble Co.	74,000	12,223,320
Septerna, Inc.(a)	27,248	623,434
Standardaero, Inc.(a)	49,756	1,435,461
		53,798,983
Total Common Stocks — 2.2% (Cost: $41,313,249)		55,075,430
Preferred Securities
Preferred Stocks — 0.1%(b)
United States — 0.1%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $0)(c)	8,264	—
Series 8	823,530	8
Illumio, Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)(c)	466,730	2,408,327
		2,408,335
Total Preferred Securities — 0.1% (Cost: $3,250,011)		2,408,335

	Par (000)
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes
(3-mo. U.S. Treasury Money Market Yield + 0.15%), 4.70%, 04/30/26	$20,300	20,283,539
(3-mo. U.S. Treasury Money Market Yield + 0.17%), 4.71%, 10/31/25(d)	15,182	15,175,011
(3-mo. U.S. Treasury Money Market Yield + 0.25%), 4.81%, 01/31/26	47,165	47,184,912
U.S. Treasury Notes, (3-mo. U.S. Treasury Money Market Yield + 0.18%), 4.80%, 07/31/26	43,370	43,350,300
Total U.S. Treasury Obligations — 5.0% (Cost: $126,014,418)		125,993,762
Total Long-Term Investments — 7.3% (Cost: $170,577,678)		183,477,527

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(e)(f)	5,349,936	$ 5,349,936

	Par (000)
U.S. Government Sponsored Agency Securities — 0.1%
Federal Home Loan Bank Discount Notes, 4.81%, 12/30/24(g)	$3,090	3,067,031
U.S. Treasury Obligations — 91.5%
U.S. Treasury Bills(g)
5.33%, 11/05/24	57,750	57,719,858
5.28%, 11/07/24	56,800	56,755,898
5.31%, 11/12/24	39,600	39,543,553
4.84%, 11/14/24	17,900	17,870,031
5.30%, 11/19/24	175,051	174,646,400
5.07%, 11/21/24	229,100	228,512,971
4.75%, 11/26/24	18,330	18,271,465
5.23%, 11/29/24	261,148	260,214,147
4.75%, 12/03/24	42,000	41,829,194
5.31%, 12/05/24	132,800	132,223,340
5.15%, 12/10/24	149,945	149,202,241
4.82%, 12/12/24	194,542	193,525,829
5.09%, 12/17/24	262,800	261,264,386
5.36%, 12/19/24	33,240	33,038,344
4.89%, 12/24/24	110,000	109,258,294
5.20%, 12/26/24	2,245	2,229,131
5.01%, 12/31/24	35,600	35,337,035
4.59%, 01/02/25	50,000	49,611,101
4.96%, 01/07/25	93,800	93,020,535
5.03%, 01/09/25	17,250	17,101,979
4.88%, 01/14/25	45,000	44,588,398
4.63%, 01/16/25	16,600	16,443,807
4.80%, 01/21/25	5,000	4,949,923
4.68%, 01/23/25	5,125	5,072,589
4.56%, 01/28/25	33,000	32,641,104
5.13%, 01/30/25	10,500	10,383,474
4.56%, 02/11/25	28,800	28,438,022
4.98%, 02/13/25	9,201	9,083,248
4.97%, 02/20/25	5,355	5,282,513
4.57%, 02/25/25	22,800	22,474,726
4.56%, 03/04/25	45,800	45,130,647
4.42%, 04/17/25	24,100	23,616,477
4.48%, 04/24/25	3,400	3,329,049
4.48%, 05/01/25	28,500	27,882,592
5.02%, 07/10/25	16,000	15,538,043
4.24%, 10/02/25	9,455	9,094,882
U.S. Treasury Floating Rate Notes, (3-mo. U.S. Treasury Money Market Yield + 0.20%), 4.74%, 01/31/25(d)	20,175	20,179,938
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.13%, 02/28/25	$264	$ 261,058
2.75%, 02/28/25	263	261,459
		2,295,827,681
Total Short-Term Securities — 91.8% (Cost: $2,303,872,885)		2,304,244,648
Total Investments — 99.1% (Cost: $2,474,450,563)		2,487,722,175
Other Assets Less Liabilities — 0.9%		23,202,423
Net Assets — 100.0%		$ 2,510,924,598

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,408,327, representing 0.1% of its net assets as of period end, and an original cost of $1,500,001.

(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 14,255,848	$ —	$ (8,905,912)(a)	$ —	$ —	$ 5,349,936	5,349,936	$ 201,224	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CBOE Volatility Index	371	11/20/24	$ 7,775	$ 631,486
MSCI Singapore Index	6	11/28/24	153	(4,694)
10-Year Japanese Government Treasury Bonds	17	12/13/24	16,133	53,863
CBOE Volatility Index	675	12/18/24	13,318	417,628
10-Year U.S. Treasury Note	1,337	12/19/24	147,697	(1,942,110)
S&P/TSE 60 Index	161	12/19/24	33,471	251,649
DAX Index	84	12/20/24	43,775	(46,849)
E-mini Russell 2000 Index	239	12/20/24	26,393	(217,024)
FTSE/MIB Index	197	12/20/24	36,496	103,939
S&P 500 E-Mini Index	694	12/20/24	199,126	(3,084,287)
S&P 500 Annual Dividend Index	342	12/19/25	6,549	320,138
S&P 500 Annual Dividend Index	2,326	12/18/26	44,717	569,941
				(2,946,320)
Short Contracts
CAC 40 Index	592	11/15/24	47,511	1,324,743
IBEX 35 Index	120	11/15/24	15,226	399,780
OMX Stockholm 30 Index	821	11/15/24	19,571	243,088
TOPIX Index	112	12/12/24	19,517	357,465
SPI 200 Index	94	12/19/24	12,553	220,667
FTSE 100 Index	143	12/20/24	15,004	392,092
NASDAQ 100 E-Mini Index	16	12/20/24	6,407	(31,951)
5-Year U.S. Treasury Note	1,416	12/31/24	151,877	1,272,967
				4,178,851
				$ 1,232,531

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	100,296,000	USD	663,334	BNP Paribas SA	12/18/24	$ 558
USD	3,189,792	JPY	454,271,000	Goldman Sachs Bank USA	12/18/24	182,823
USD	11,931,987	JPY	1,749,740,000	Goldman Sachs Bank USA	12/18/24	349,884
USD	745,591	JPY	110,952,000	HSBC Bank PLC	12/18/24	11,163
USD	702,659	JPY	104,081,000	UBS AG	12/18/24	13,713
						558,141
JPY	216,873,000	USD	1,539,793	HSBC Bank PLC	12/18/24	(104,239)
JPY	133,916,000	USD	942,188	Morgan Stanley & Co. International PLC	12/18/24	(55,754)
JPY	1,219,632,000	USD	8,658,900	Morgan Stanley & Co. International PLC	12/18/24	(585,756)
JPY	5,451,777,715	USD	38,558,630	UBS AG	12/18/24	(2,471,526)
						(3,217,275)
						$ (2,659,134)
OTC Total Return Swaps — Future
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Amsterdam Index Future November 2024	EUR	9,117,630	HSBC Bank PLC	11/15/24	EUR	232	$ (232,722)	$ —	$ (232,722)
Amsterdam Index Future November 2024	EUR	2,895,873	HSBC Bank PLC	11/15/24	EUR	111	(111,561)	—	(111,561)
Amsterdam Index Future November 2024	EUR	2,097,165	HSBC Bank PLC	11/15/24	EUR	2	(2,373)	—	(2,373)
Swiss Market Index Future December 2024	CHF	1,203,315	HSBC Bank PLC	12/20/24	CHF	27	(27,346)	—	(27,346)
Swiss Market Index Future December 2024	CHF	1,565,079	HSBC Bank PLC	12/20/24	CHF	36	(36,442)	—	(36,442)
Swiss Market Index Future December 2024	CHF	843,263	HSBC Bank PLC	12/20/24	CHF	20	(20,234)	—	(20,234)
Swiss Market Index Future December 2024	CHF	2,075,217	HSBC Bank PLC	12/20/24	CHF	81	(80,745)	—	(80,745)
Swiss Market Index Future December 2024	CHF	4,042,246	HSBC Bank PLC	12/20/24	CHF	173	(172,816)	—	(172,816)
Swiss Market Index Future December 2024	CHF	10,849,421	HSBC Bank PLC	12/20/24	CHF	132	(132,188)	—	(132,188)
FTSE 100 Dividend Index Future December 2025	GBP	678,964	Morgan Stanley & Co. International PLC	12/18/25	GBP	873	43,191	—	43,191
FTSE 100 Dividend Index Future December 2025	GBP	598,440	Morgan Stanley & Co. International PLC	12/18/25	GBP	769	(18,263)	—	(18,263)
FTSE 100 Dividend Index Future December 2025	GBP	1,291,888	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,661	(51,407)	—	(51,407)
FTSE 100 Dividend Index Future December 2025	GBP	1,018,205	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,309	(25,235)	—	(25,235)
FTSE 100 Dividend Index Future December 2025	GBP	1,327,367	Morgan Stanley & Co. International PLC	12/18/25	GBP	1,707	(16,436)	—	(16,436)
Euro Stoxx 50 Dividend Future December 2025	EUR	898,570	Morgan Stanley & Co. International PLC	12/19/25	EUR	976	141,114	—	141,114
Euro Stoxx 50 Dividend Future December 2025	EUR	582,655	Morgan Stanley & Co. International PLC	12/19/25	EUR	633	(14,287)	—	(14,287)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,498,709	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,627	(64,274)	—	(64,274)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,159,738	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,259	(39,723)	—	(39,723)
Euro Stoxx 50 Dividend Future December 2025	EUR	1,582,194	Morgan Stanley & Co. International PLC	12/19/25	EUR	1,718	(34,628)	—	(34,628)
Nikkei Dividend XSIM Future December 2025	JPY	406,870,000	BNP Paribas SA	03/31/26	JPY	2,671	261,867	—	261,867
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

OTC Total Return Swaps — Future (continued)
Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nikkei Dividend XSIM Future December 2025	JPY	321,640,000	BNP Paribas SA	03/31/26	JPY	2,112	$ 62,544	$ —	$ 62,544
Nikkei Dividend XSIM Future December 2025	JPY	194,000,000	BNP Paribas SA	03/31/26	JPY	1,274	(9,708)	—	(9,708)
FTSE 100 Dividend Index Future December 2026	GBP	1,409,753	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,812	(45,201)	—	(45,201)
FTSE 100 Dividend Index Future December 2026	GBP	1,351,806	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,738	(62,613)	—	(62,613)
FTSE 100 Dividend Index Future December 2026	GBP	1,250,795	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,608	(94,516)	—	(94,516)
FTSE 100 Dividend Index Future December 2026	GBP	1,015,657	Morgan Stanley & Co. International PLC	12/17/26	GBP	1,306	(64,025)	—	(64,025)
Euro Stoxx 50 Dividend Future December 2026	EUR	2,609,432	Morgan Stanley & Co. International PLC	12/18/26	EUR	2,833	(103,154)	—	(103,154)
Euro Stoxx 50 Dividend Future December 2026	EUR	743,293	Morgan Stanley & Co. International PLC	12/18/26	EUR	807	(29,383)	—	(29,383)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,458,437	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,583	(94,457)	—	(94,457)
Euro Stoxx 50 Dividend Future December 2026	EUR	1,145,383	Morgan Stanley & Co. International PLC	12/18/26	EUR	1,243	(68,902)	—	(68,902)
Nikkei Dividend XSIM Future December 2026	JPY	940,800,000	BNP Paribas SA	03/31/27	JPY	6,176	33,171	—	33,171
							$ (1,110,752)	$ —	$ (1,110,752)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Bank of America N.A.(b)	02/15/28	$16,348,213	$3,351,722 (c)	$19,426,816	46.7%
	Monthly	Bank of America N.A.(d)	02/15/28	25,770,692	(1,871,529)(e)	23,358,367	30.5
	Monthly	Bank of America N.A.(f)	02/15/28 – 03/15/28	(227,064)	1,412,922 (g)	1,510,348	19.0
	Monthly	Barclays Bank PLC(h)	12/06/24 – 02/22/27	(15,549,826)	7,200,224 (i)	(6,390,181)	122.0
	Monthly	Barclays Bank PLC(j)	12/06/24 – 04/06/26	5,620,798	(3,671,957)(k)	5,256,418	62.6
	Monthly	Barclays Bank PLC(l)	08/15/25 – 10/20/25	4,016,236	(8,217,527)(m)	(2,851,423)	30.3
	Monthly	BNP Paribas SA(n)	03/21/25 – 06/17/26	(17,017,372)	(543,631)(o)	(19,084,010)	58.9
	Monthly	BNP Paribas SA(p)	03/17/25 – 06/17/26	(7,560,170)	1,954,567 (q)	(6,435,302)	30.5
	Monthly	BNP Paribas SA(r)	08/17/26 – 09/09/26	947,285	1,566,758 (s)	2,033,663	18.6
	Monthly	Goldman Sachs Bank USA(t)	08/18/25 – 08/19/26	(3,347,834)	(7,287,574)(u)	(10,804,259)	50.3
	Monthly	Goldman Sachs Bank USA(v)	08/18/26 – 08/19/26	(5,585,721)	(2,711,052)(w)	(8,983,608)	38.8
	Monthly	Goldman Sachs Bank USA(x)	08/18/26 – 08/19/26	(302,366)	(766,437)(y)	(1,506,169)	17.2
	Monthly	UBS AG(z)	05/11/26 – 05/15/28	(8,775,003)	4,098,267 (aa)	(5,487,575)	25.8
	Monthly	UBS AG(ab)	04/18/28	(11,808,204)	(1,027,212)(ac)	(12,819,134)	41.4
	Monthly	UBS AG(ad)	09/03/29 – 09/04/29	(2,514,034)	(1,113,607)(ae)	(3,749,813)	14.3
					$(7,626,066)	$(26,525,862)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $273,119 of net dividends and financing fees.
(e)	Amount includes $540,796 of net dividends and financing fees.
(g)	Amount includes $(324,490) of net dividends and financing fees.
(i)	Amount includes $(1,959,421) of net dividends and financing fees.
(k)	Amount includes $(3,307,577) of net dividends and financing fees.
(m)	Amount includes $(1,349,868) of net dividends and financing fees.
(o)	Amount includes $1,523,007 of net dividends and financing fees.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Equity Securities Long/Short (continued)
(q)	Amount includes $829,699 of net dividends and financing fees.
(s)	Amount includes $480,380 of net dividends and financing fees.
(u)	Amount includes $168,851 of net dividends and financing fees.
(w)	Amount includes $686,835 of net dividends and financing fees.
(y)	Amount includes $437,366 of net dividends and financing fees.
(aa)	Amount includes $810,839 of net dividends and financing fees.
(ac)	Amount includes $(16,282) of net dividends and financing fees.
(ae)	Amount includes $122,172 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:
0-188 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

10-800 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-200 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate
(CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

	(h)	(j)	(l)

0-156 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

15-663 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

USD - 1D Overnight Bank Funding Rate (OBFR01)

0-156 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

(n)	(p)	(r)

0-169 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-815 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)

0-130 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
Bank of Canada Overnight Rate Target
(CABROVER)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY - 1D Overnight Tokyo Average Rate (TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)

(t)	(v)	(x)

0-1,414 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1D New Zealand Official Overnight Deposit
Rate (NZOCO)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

0-119 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SEK - 1D Overnight Stockholm Interbank Offer
Rate (STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)

5-141 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - Danish Tom/Next Reference Rate
(DETNT/N)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
SGD - Overnight Rate Average (SORA)

(z)	(ab)	(ad)

0-238 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

15-794 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
ILS - 1D Overnight Tel Aviv Interbank Offer Rate
(TELBOR)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)
USD - 1D Overnight Bank Funding Rate (OBFR01)

10-40 basis points
AUD - 1D Overnight Reserve Bank of Australia
Rate (AONIA)
CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
DKK - Denmark Short-Term Rate
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average
(SONIA)
HKD - Overnight Index Average (HONIA)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
NOK - Norwegian Overnight Weighted Average
(NOWA)
NZD - 1M New Zealand Bank Bill Rate (BBR)
SEK - TN Stockholm Interbank Offer Rate
(STIBOR)
SGD - Overnight Rate Average (SORA)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	317,607	$2,180,693	11.2%
South32 Ltd.	1,745,269	4,185,423	21.5
Worley Ltd.	134,574	1,235,752	6.4
		7,601,868
Belgium
Liberty Global Ltd., Class C	278,191	5,736,298	29.5
Canada
Algonquin Power & Utilities Corp.	779,852	3,769,457	19.4
Barrick Gold Corp.	41,461	801,318	4.1
CGI, Inc., Class A	116,438	12,898,623	66.4
Emera, Inc.	41,715	1,575,903	8.1
FirstService Corp.	17,058	3,158,367	16.3
George Weston Ltd.	2,926	464,113	2.4
IGM Financial, Inc.	18,259	548,550	2.8
Keyera Corp.	92,163	2,830,387	14.6
Magna International, Inc.	84,544	3,337,799	17.2
TC Energy Corp.	77,876	3,622,114	18.6
TELUS Corp.	153,799	2,431,225	12.5
		35,437,856
Chile
Lundin Mining Corp.	69,795	678,726	3.5
China
Budweiser Brewing Co APAC Ltd.	2,382,500	2,484,895	12.8
Denmark
Genmab A/S	2,814	630,215	3.2
Novo Nordisk A/S, Class B	86,968	9,754,765	50.2
		10,384,980
Finland
Fortum OYJ	189,714	2,801,074	14.4
France
Alstom SA	98,533	2,167,377	11.1
Amundi SA	22,158	1,606,545	8.3
Credit Agricole SA	34,026	521,553	2.7
Gaztransport Et Technigaz SA	10,926	1,589,723	8.2
Valeo SE	601,908	5,851,835	30.1
		11,737,033
Germany
Nordex SE	56,405	803,802	4.1
Hong Kong
WH Group Ltd.	2,399,000	1,867,181	9.6
Israel
Nice Ltd.	1,711	297,302	1.5
Nova Ltd.	6,282	1,164,055	6.0
Wix.com Ltd.	8,183	1,367,543	7.1
		2,828,900
Security	Shares	Value	% of Basket Value
Italy
Saipem SpA	2,701,843	$6,423,882	33.1%
Japan
AGC, Inc.	145,500	4,458,867	23.0
Amada Co. Ltd.	540,900	5,330,515	27.4
Asahi Kasei Corp.	262,000	1,807,454	9.3
Canon, Inc.	151,100	4,914,524	25.3
Daito Trust Construction Co. Ltd.	27,100	2,994,644	15.4
Daiwa House Industry Co. Ltd.	159,900	4,769,601	24.6
J Front Retailing Co. Ltd.	50,400	535,231	2.8
Japan Tobacco, Inc.	602,200	16,811,889	86.5
KDDI Corp.	77,900	2,428,874	12.5
Kyowa Kirin Co. Ltd.	11,900	196,133	1.0
Mitsubishi Chemical Group Corp.	501,100	2,703,980	13.9
Mizuho Financial Group, Inc.	337,900	7,018,517	36.1
NEC Corp.	29,100	2,476,128	12.8
Nexon Co. Ltd.	357,400	6,194,436	31.9
Nippon Express Holdings, Inc	7,600	374,695	1.9
Obayashi Corp.	182,500	2,237,308	11.5
Ono Pharmaceutical Co. Ltd.	39,600	494,611	2.6
Otsuka Corp.	11,500	258,100	1.3
Sankyo Co. Ltd.	68,800	913,825	4.7
Skylark Holdings Co. Ltd.	180,100	2,789,435	14.4
Sumitomo Corp.	396,200	8,358,397	43.0
Sumitomo Mitsui Trust Group, Inc.	271,200	5,947,503	30.6
Suzuki Motor Corp.	125,900	1,249,347	6.4
Takeda Pharmaceutical Co. Ltd.	306,600	8,554,506	44.0
TDK Corp.	482,000	5,666,051	29.2
Tokyo Tatemono Co. Ltd.	6,900	112,676	0.6
Toyota Tsusho Corp.	206,600	3,511,934	18.1
		103,109,181
Luxembourg
CVC Capital Partners PLC	4,454	93,457	0.5
Macau
Galaxy Entertainment Group Ltd., Class L	101,000	449,508	2.3
New Zealand
Xero Ltd.	36,396	3,536,073	18.2
Norway
Aker BP ASA	377,669	8,081,236	41.6
Equinor ASA	736	17,489	0.1
		8,098,725
Singapore
CapitaLand Integrated Commercial Trust	84,884	128,962	0.7
Spain
Telefonica SA	732,913	3,439,305	17.7
Sweden
AddTech AB, Class B	13,989	389,471	2.0
Switzerland
ABB Ltd., Class N, Registered Shares	61,541	3,419,901	17.6
CRISPR Therapeutics AG	82,767	3,839,561	19.8
Kuehne & Nagel International AG, Registered Shares	37,854	9,449,829	48.6
TE Connectivity PLC	1,399	206,241	1.1
		16,915,532
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom
International Consolidated Airlines Group SA	2,024,662	$5,514,768	28.4%
J Sainsbury PLC	1,195,057	4,114,336	21.2
Man Group PLC/Jersey	17	44	0.0
Marks & Spencer Group PLC	518,713	2,516,741	13.0
MONY Group PLC	1	2	0.0
Smiths Group PLC	98,633	1,946,309	10.0
Tesco PLC	1,690,914	7,466,523	38.4
		21,558,723
United States
Advanced Drainage Systems, Inc.	17,883	2,680,304	13.8
AECOM	29,867	3,189,796	16.4
Alaska Air Group, Inc.	154,338	7,394,334	38.1
AutoNation, Inc.	16,737	2,602,101	13.4
Best Buy Co., Inc.	132,131	11,948,606	61.5
Box, Inc., Class A	73,910	2,347,382	12.1
Colgate-Palmolive Co.	11,701	1,096,501	5.6
Delta Air Lines, Inc.	165,914	9,493,599	48.9
Dick’s Sporting Goods, Inc.	24,691	4,833,263	24.9
Dover Corp.	20,514	3,883,916	20.0
Equity LifeStyle Properties, Inc.	49,288	3,456,075	17.8
Essent Group Ltd.	64,885	3,893,749	20.0
Experian PLC	5,529	269,847	1.4
Flex Ltd.	128,147	4,442,857	22.9
Flowserve Corp.	43,672	2,298,894	11.8
Fox Corp., Class A	149,487	6,278,454	32.3
Garmin Ltd.	5,210	1,033,404	5.3
Haleon PLC	836,397	4,019,781	20.7
Invesco Ltd.	208,153	3,609,373	18.6
IQVIA Holdings, Inc.	102,622	21,121,660	108.7
Kyndryl Holdings, Inc.	388,179	8,885,417	45.7
Lamar Advertising Co., Class A	9,972	1,316,304	6.8
Lazard, Inc.	42,332	2,243,173	11.5
Louisiana-Pacific Corp.	20,743	2,051,483	10.6
Maximus, Inc.	45,155	3,903,198	20.1
Mettler-Toledo International, Inc.	703	908,100	4.7
MGIC Investment Corp.	143,643	3,596,821	18.5
Natera, Inc.	31,345	3,791,491	19.5
Netflix, Inc.	5,179	3,915,479	20.2
Newmont Corp.	235,667	10,708,709	55.1
Nutanix, Inc., Class A	44,264	2,748,794	14.2
NVIDIA Corp.	164,896	21,891,593	112.7
NVR, Inc.	738	6,754,774	34.8
Olin Corp.	79,706	3,270,337	16.8
Oshkosh Corp.	81,941	8,377,648	43.1
Paramount Global, Class B	185,064	2,024,600	10.4
Penske Automotive Group, Inc.	22,249	3,350,032	17.2
Pilgrim’s Pride Corp.	59,053	2,860,527	14.7
Post Holdings, Inc.	4,125	450,491	2.3
Primo Water Corp.	33,726	885,569	4.6
Qualys, Inc.	48,180	5,744,983	29.6
Ralph Lauren Corp., Class A	19,780	3,915,055	20.2
ROBLOX Corp., Class A	576,986	29,841,716	153.6
Sirius XM Holdings, Inc.	338,058	9,012,626	46.4
Teradyne, Inc.	14,607	1,551,410	8.0
Trane Technologies PLC	47,526	17,592,224	90.6
Travelers Cos, Inc.	24,812	6,102,263	31.4
Truist Financial Corp.	137,918	5,937,370	30.6
Tyson Foods, Inc., Class A	479,055	28,067,832	144.5
UGI Corp.	108,359	2,590,864	13.3
Ventas, Inc.	96,384	6,312,188	32.5
Security	Shares	Value	% of Basket Value
United States (continued)
VeriSign, Inc.	21,341	$3,773,942	19.4%
Verizon Communications, Inc.	346,267	14,588,229	75.1
Whirlpool Corp.	22,779	2,357,854	12.1
Xylem, Inc.	48,538	5,910,958	30.4
337,127,950
Total Reference Entity — Long		583,633,382
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(673,054)	(1,246,622)	(6.4)
Belgium
D Ieteren Group	(31,705)	(6,864,031)	(35.3)
Elia Group SA/NV	(10,732)	(1,021,212)	(5.3)
(7,885,243)
Canada
Alimentation Couche-Tard, Inc.	(193,517)	(10,091,765)	(52.0)
AltaGas Ltd.	(259,287)	(6,195,625)	(31.9)
Canadian Western Bank	(118,696)	(4,880,487)	(25.1)
Capstone Copper Corp.	(489,355)	(3,384,558)	(17.4)
iA Financial Corp., Inc.	(11,192)	(911,855)	(4.7)
Metro, Inc.	(26,415)	(1,568,755)	(8.1)
National Bank of Canada	(84,514)	(8,060,803)	(41.5)
Quebecor, Inc., Class B	(16,658)	(414,790)	(2.1)
(35,508,638)
China
Wharf Holdings, Ltd.	(34,000)	(96,336)	(0.5)
Denmark
Carlsberg A/S, Class B	(396)	(43,764)	(0.2)
Coloplast A/S, Class B	(27,823)	(3,484,847)	(18.0)
(3,528,611)
Finland
Kesko OYJ, Class B	(26,981)	(579,504)	(3.0)
Neste OYJ	(32,415)	(520,455)	(2.7)
(1,099,959)
France
Biomerieux	(2,628)	(294,135)	(1.5)
Bollore SE	(76,383)	(476,857)	(2.5)
Hermes International SCA	(4,541)	(10,320,561)	(53.1)
LVMH Moet Hennessy Louis Vuitton SE	(26,932)	(17,929,180)	(92.3)
Renault SA	(4,396)	(201,136)	(1.0)
Sartorius Stedim Biotech	(3,128)	(627,486)	(3.2)
TotalEnergies SE	(40,255)	(2,526,229)	(13.0)
(32,375,584)
Germany
MTU Aero Engines AG	(27,025)	(8,832,880)	(45.5)
SAP SE	(30,913)	(7,217,718)	(37.1)
(16,050,598)
Hong Kong
Power Assets Holdings Ltd.	(28,000)	(186,515)	(1.0)
Israel
Global-e Online Ltd.	(78,681)	(3,024,498)	(15.6)
Mobileye Global, Inc., Class A	(35,354)	(481,168)	(2.5)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Israel (continued)
Oddity Tech Ltd., Class A	(24,624)	$(945,315)	(4.8)%
Teva Pharmaceutical Industries Ltd., ADR	(198,560)	(3,661,446)	(18.8)
(8,112,427)
Italy
DiaSorin SpA	(736)	(79,937)	(0.4)
Iveco Group NV	(7,380)	(76,692)	(0.4)
Leonardo SpA	(9,880)	(235,498)	(1.2)
Nexi SpA	(114,586)	(724,274)	(3.7)
(1,116,401)
Japan
Asics Corp.	(142,600)	(2,490,779)	(12.8)
BayCurrent, Inc.	(29,000)	(942,472)	(4.8)
Chugoku Electric Power Co., Inc.	(42,900)	(312,212)	(1.6)
Cosmos Pharmaceutical Corp.	(18,300)	(879,553)	(4.5)
Food & Life Cos. Ltd.	(1,100)	(21,692)	(0.1)
Fujikura Ltd.	(30,200)	(1,109,948)	(5.7)
Hamamatsu Photonics KK	(4,000)	(52,891)	(0.3)
Hoya Corp.	(12,200)	(1,632,286)	(8.4)
Ibiden Co. Ltd.	(52,000)	(1,651,763)	(8.5)
Japan Post Bank Co. Ltd.	(10,700)	(95,565)	(0.5)
Japan Real Estate Investment Corp.	(270)	(982,112)	(5.1)
Kawasaki Heavy Industries Ltd.	(8,900)	(340,766)	(1.8)
Keisei Electric Railway Co. Ltd.	(14,800)	(385,064)	(2.0)
Keyence Corp.	(25,200)	(11,375,615)	(58.6)
Kintetsu Group Holdings Co. Ltd., Class L	(12,500)	(290,519)	(1.5)
Kobe Bussan Co. Ltd.	(81,300)	(1,994,264)	(10.3)
Kosaido Holdings Co. Ltd.	(26,300)	(1,319,447)	(6.8)
Kyoto Financial Group, Inc.	(17,400)	(255,369)	(1.3)
Kyushu Railway Co.	(98,800)	(2,599,478)	(13.4)
Makita Corp.	(5,800)	(189,381)	(1.0)
Maruwa Co. Ltd.	(1,800)	(496,561)	(2.6)
MatsukiyoCocokara & Co.	(14,000)	(190,606)	(1.0)
Mercari, Inc.	(1,800)	(25,180)	(0.1)
Mitsubishi Heavy Industries Ltd.	(70,900)	(1,000,892)	(5.2)
Nichirei Corp.	(300)	(8,384)	(0.0)
Nippon Building Fund, Inc.	(72)	(61,840)	(0.3)
Nissan Chemical Corp.	(2,600)	(87,816)	(0.4)
Nitori Holdings Co. Ltd.	(9,500)	(1,209,868)	(6.2)
NTT Data Group Corp.	(42,800)	(677,106)	(3.5)
Omron Corp.	(30,900)	(1,219,972)	(6.3)
Rakus Co. Ltd.	(58,900)	(787,569)	(4.1)
Rakuten Bank Ltd.	(12,600)	(255,459)	(1.3)
Rohto Pharmaceutical Co. Ltd.	(31,000)	(697,108)	(3.6)
Rorze Corp.	(176,500)	(2,572,403)	(13.2)
Ryohin Keikaku Co. Ltd.	(47,500)	(777,332)	(4.0)
Sanrio Co. Ltd.	(3,500)	(94,951)	(0.5)
Sapporo Holdings Ltd.	(2,100)	(100,799)	(0.5)
SBI Sumishin Net Bank Ltd.	(34,000)	(595,577)	(3.1)
Secom Co. Ltd.	(8,200)	(291,616)	(1.5)
Seibu Holdings, Inc.	(30,300)	(676,557)	(3.5)
SG Holdings Co. Ltd.	(42,700)	(428,210)	(2.2)
SUMCO Corp.	(64,900)	(620,536)	(3.2)
Sumitomo Forestry Co. Ltd.	(7,600)	(292,781)	(1.5)
Toho Co. Ltd.	(32,000)	(1,222,022)	(6.3)
Tohoku Electric Power Co., Inc.	(50,600)	(496,330)	(2.6)
Tokyo Electric Power Co Holdings, Inc.	(752,400)	(3,038,578)	(15.6)
Tokyo Gas Co. Ltd.	(12,100)	(298,542)	(1.5)
TOPPAN Holdings, Inc.	(9,200)	(269,111)	(1.4)
Security	Shares	Value	% of Basket Value
Japan (continued)
Trial Holdings, Inc.	(8,800)	$(164,133)	(0.8)%
Visional, Inc.	(100)	(5,351)	(0.0)
Yakult Honsha Co. Ltd.	(5,700)	(123,867)	(0.6)
(47,708,233)
Netherlands
Heineken Holding NV	(11,868)	(822,311)	(4.2)
IMCD NV	(1,791)	(284,753)	(1.5)
JDE Peet’s NV	(17,031)	(384,500)	(2.0)
(1,491,564)
Norway
Orkla ASA	(40,253)	(371,879)	(1.9)
Singapore
Grab Holdings Ltd., Class A	(415,514)	(1,695,297)	(8.7)
Oversea-Chinese Banking Corp. Ltd.	(317,800)	(3,646,152)	(18.8)
(5,341,449)
Spain
Amadeus IT Group SA	(21,165)	(1,534,320)	(7.9)
Cellnex Telecom SA	(60,432)	(2,219,411)	(11.4)
Repsol SA	(89,725)	(1,123,210)	(5.8)
(4,876,941)
Sweden
Epiroc AB, Class A	(137,762)	(2,690,532)	(13.9)
Epiroc AB, Class B	(43,319)	(746,258)	(3.8)
Getinge AB, Class B	(26,692)	(472,199)	(2.4)
Investment AB Latour, Class B	(12,431)	(343,117)	(1.8)
Lifco AB, Class B	(3,194)	(95,302)	(0.5)
Sandvik Ab	(101,428)	(1,996,467)	(10.3)
Skandinaviska Enskilda Banken AB, Class A	(152,782)	(2,157,779)	(11.1)
(8,501,654)
Switzerland
Baloise Holding AG, Class N, Registered Shares	(22,022)	(4,214,555)	(21.7)
Partners Group Holding AG	(1,154)	(1,587,706)	(8.2)
Swiss Life Holding AG, Class N, Registered Shares	(6,315)	(5,142,302)	(26.4)
(10,944,563)
United Kingdom
DS Smith PLC	(64,686)	(454,785)	(2.3)
JD Sports Fashion PLC	(578,401)	(927,458)	(4.8)
(1,382,243)
United States
Affirm Holdings, Inc., Class A	(46,809)	(2,052,575)	(10.6)
Aflac, Inc.	(300,592)	(31,499,036)	(162.1)
Air Lease Corp., Class A	(74,975)	(3,325,141)	(17.1)
Air Products and Chemicals, Inc.	(39,227)	(12,181,160)	(62.7)
Altair Engineering, Inc., Class A	(2,075)	(215,779)	(1.1)
Ameren Corp.	(30,580)	(2,663,824)	(13.7)
American Water Works Co., Inc.	(110,997)	(15,329,796)	(78.9)
Antero Midstream Corp.	(110,405)	(1,586,520)	(8.2)
Aspen Technology, Inc.	(43,712)	(10,260,518)	(52.8)
AST SpaceMobile, Inc., Class A	(27,444)	(653,442)	(3.4)
Astera Labs, Inc.	(1,901)	(133,374)	(0.7)
ATI, Inc.	(23,964)	(1,263,142)	(6.5)
AutoZone, Inc.	(2,380)	(7,161,420)	(36.9)
Caesars Entertainment, Inc.	(102,517)	(4,105,806)	(21.1)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Carpenter Technology Corp.	(70,382)	$(10,522,109)	(54.2)%
Champion Homes, Inc.	(111,726)	(9,857,585)	(50.8)
Churchill Downs, Inc.	(11,546)	(1,617,595)	(8.3)
Civitas Resources, Inc.	(5,600)	(273,224)	(1.4)
Coca-Cola Consolidated, Inc.	(1,675)	(1,883,136)	(9.7)
Core & Main, Inc., Class A	(32,160)	(1,424,045)	(7.3)
Coty, Inc., Class A	(252,627)	(1,879,545)	(9.7)
Diamondback Energy, Inc.	(4,805)	(849,380)	(4.4)
Dillard’s, Inc., Class A	(27,519)	(10,223,859)	(52.6)
Doximity, Inc., Class A	(45,372)	(1,893,827)	(9.8)
Dun & Bradstreet Holdings, Inc.	(36,536)	(434,413)	(2.2)
Dutch Bros, Inc., Class A	(73,944)	(2,449,025)	(12.6)
Eastman Chemical Co.	(41,613)	(4,373,110)	(22.5)
Erie Indemnity Co., Class A	(2,360)	(1,059,262)	(5.5)
Expand Energy Corp.	(3,331)	(282,202)	(1.5)
Frontier Communications Parent, Inc.	(74,279)	(2,653,989)	(13.7)
FTAI Aviation Ltd.	(105,969)	(14,246,472)	(73.3)
Harley-Davidson, Inc.	(131,407)	(4,198,454)	(21.6)
Howmet Aerospace, Inc.	(85,544)	(8,530,448)	(43.9)
Intra-Cellular Therapies, Inc.	(309)	(26,188)	(0.1)
KBR, Inc.	(7,256)	(486,225)	(2.5)
Kenvue, Inc.	(810,321)	(18,580,661)	(95.7)
KKR & Co., Inc., Class A	(91,251)	(12,614,538)	(64.9)
LKQ Corp.	(204,562)	(7,525,836)	(38.7)
MarketAxess Holdings, Inc.	(10,236)	(2,962,503)	(15.3)
Matador Resources Co.	(4,503)	(234,651)	(1.2)
McKesson Corp.	(5,377)	(2,691,672)	(13.9)
Mueller Industries, Inc.	(52,992)	(4,343,754)	(22.4)
National Storage Affiliates Trust	(41,163)	(1,735,020)	(8.9)
NiSource, Inc.	(259,618)	(9,128,169)	(47.0)
Nordson Corp.	(13,669)	(3,388,408)	(17.4)
ON Semiconductor Corp.	(281,968)	(19,875,924)	(102.3)
O’Reilly Automotive, Inc.	(12,641)	(14,576,843)	(75.0)
Pinnacle Financial Partners, Inc.	(23,282)	(2,455,087)	(12.6)
Prosperity Bancshares, Inc.	(24,950)	(1,826,340)	(9.4)
PTC, Inc.	(19,313)	(3,579,278)	(18.4)
Raymond James Financial, Inc.	(36,302)	(5,380,682)	(27.7)
Realty Income Corp.	(437,116)	(25,951,577)	(133.6)
Rexford Industrial Realty, Inc.	(278,294)	(11,936,030)	(61.4)
Robinhood Markets, Inc., Class A	(103,382)	(2,428,443)	(12.5)
Sempra	(259,377)	(21,624,260)	(111.3)
SentinelOne, Inc., Class A	(45,295)	(1,168,158)	(6.0)
Six Flags Entertainment Corp.	(39,093)	(1,540,655)	(7.9)
SoFi Technologies, Inc.	(725,469)	(8,103,489)	(41.7)
STAG Industrial, Inc.	(1,139)	(42,462)	(0.2)
Symbotic, Inc., Class A	(19,404)	(539,237)	(2.8)
Teledyne Technologies, Inc.	(7,756)	(3,531,462)	(18.2)
TKO Group Holdings, Inc., Class A	(15,103)	(1,763,577)	(9.1)
Valaris Ltd.	(65,893)	(3,334,186)	(17.2)
Vornado Realty Trust	(255,690)	(10,588,123)	(54.5)
(375,046,651)
Security	Shares	Value	% of Basket Value
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(18,966)	$(1,334,455)	(6.9)%
Total Reference Entity — Short		(564,206,566)
Net Value of Reference Entity — Bank of America N.A.		$19,426,816
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date 02/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	451,131	$697,307	3.0%
Bega Cheese Ltd.	407,025	1,371,866	5.9
Charter Hall Social Infrastructure REIT	158,760	270,608	1.2
Data#3 Ltd.	137,684	659,605	2.8
Downer EDI Ltd.	284,003	1,040,600	4.5
IPH Ltd.	174,154	612,779	2.6
Jumbo Interactive Ltd.	117,289	989,723	4.2
Kogan.com Ltd.	298,039	906,745	3.9
Netwealth Group Ltd.	223,588	4,034,117	17.3
NRW Holdings Ltd.	251,769	634,478	2.7
Perenti Ltd.	978,849	752,005	3.2
Regis Healthcare Ltd.	149,933	637,788	2.7
Vault Minerals Ltd.	4,607,797	1,186,823	5.1
Ventia Services Group Pty Ltd.	352,155	1,057,629	4.5
		14,852,073
Austria
ANDRITZ AG	13,864	837,012	3.6
BAWAG Group AG	3,846	298,102	1.3
Kontron AG	25,731	433,299	1.8
Raiffeisen Bank International AG	228,279	4,089,316	17.5
UNIQA Insurance Group AG	4,951	38,811	0.2
		5,696,540
Belgium
Barco NV	48,713	605,750	2.6
Proximus SADP	132,655	965,337	4.1
		1,571,087
Bermuda
Conduit Holdings Ltd.	316,620	2,099,321	9.0
Teekay Corp. Ltd.	102,822	860,620	3.7
		2,959,941
Canada
ADENTRA, Inc.	23,294	642,264	2.7
Ag Growth International, Inc.	44,250	1,568,700	6.7
B2Gold Corp.	5	17	0.0
BlackBerry Ltd.	57,895	130,980	0.6
Canfor Corp.	24,948	297,617	1.3
Centerra Gold, Inc.	392,371	2,772,960	11.9

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Chemtrade Logistics Income Fund, Class EE	235,507	$1,826,750	7.8%
Enghouse Systems Ltd.	57,394	1,214,782	5.2
Mullen Group Ltd.	222,263	2,404,051	10.3
North American Construction Group Ltd.	43,517	848,556	3.6
Obsidian Energy Ltd.	161,026	913,639	3.9
Precision Drilling Corp.	17,589	1,056,464	4.5
Russel Metals, Inc.	34,948	973,127	4.2
Surge Energy, Inc.	364,740	1,542,944	6.6
		16,192,851
France
Derichebourg SA	157,607	894,981	3.8
Etablissements Maurel et Prom SA	81,424	427,370	1.8
ICADE	48,615	1,271,572	5.5
		2,593,923
Germany
Atoss Software SE	3,782	497,464	2.1
Auto1 Group SE	51,213	525,555	2.2
Bank of Georgia Group PLC	33,712	1,808,350	7.7
Bilfinger SE	26,532	1,275,314	5.5
CompuGroup Medical SE & Co. KgaA, Class A	2,948	43,831	0.2
Deutsche Pfandbriefbank AG	215,941	1,226,349	5.3
Deutsche Wohnen SE	8,529	217,895	0.9
Deutz AG	157,807	701,736	3.0
Duerr AG	59,371	1,375,867	5.9
Grand City Properties SA	36,428	482,828	2.1
SAF-Holland SE	27,977	432,776	1.9
TBC Bank Group PLC	23,668	839,265	3.6
		9,427,230
Ireland
Cimpress PLC	28,750	1,984,037	8.5
Italy
Banca IFIS SpA	24,349	583,556	2.5
Credito Emiliano SpA	19,975	215,702	0.9
De’ Longhi SpA	21,758	680,043	2.9
Hera SpA	131,449	502,865	2.2
Iren SpA	306,784	664,441	2.8
Maire SpA	59,528	449,297	1.9
PRADA SpA	255,300	1,960,068	8.4
Sesa SpA	2,182	189,496	0.8
Webuild SpA	403,375	1,143,875	4.9
		6,389,343
Japan
77 Bank Ltd.	65,700	1,691,363	7.2
Aisan Industry Co. Ltd.	32,500	287,540	1.2
Alfresa Holdings Corp.	90,100	1,299,967	5.6
Bic Camera, Inc.	290,000	3,227,649	13.8
Bunka Shutter Co. Ltd.	25,200	303,223	1.3
COMSYS Holdings Corp.	133,100	2,792,589	12.0
Create Restaurants Holdings, Inc.	143,700	1,144,750	4.9
Create SD Holdings Co. Ltd.	32,200	632,456	2.7
Dai-Dan Co. Ltd.	62,000	1,210,563	5.2
Doutor Nichires Holdings Co. Ltd.	25,000	366,584	1.6
Dowa Holdings Co. Ltd.	142,800	4,851,653	20.8
Fujimi, Inc.	24,200	372,319	1.6
FULLCAST Holdings Co. Ltd.	23,300	234,330	1.0
Furukawa Electric Co. Ltd.	191,300	4,704,819	20.1
Futaba Industrial Co. Ltd.	40,400	172,362	0.7
Glory Ltd.	65,000	1,054,269	4.5
Security	Shares	Value	% of Basket Value
Japan (continued)
H2O Retailing Corp.	429,100	$5,742,323	24.6%
Hanwa Co. Ltd.	26,800	887,975	3.8
Heiwa Real Estate Co. Ltd.	9,200	252,696	1.1
Heiwado Co. Ltd.	71,900	1,037,772	4.4
Hiday Hidaka Corp.	42,100	757,444	3.2
Inaba Denki Sangyo Co. Ltd.	30,900	775,030	3.3
Ishihara Sangyo Kaisha Ltd.	500	4,785	0.0
JCR Pharmaceuticals Co. Ltd.	518,300	2,317,660	9.9
JTEKT Corp.	34,400	232,029	1.0
Kandenko Co. Ltd.	127,000	1,858,459	8.0
Kissei Pharmaceutical Co. Ltd.	24,300	592,972	2.5
Kyoritsu Maintenance Co. Ltd.	222,100	3,565,772	15.3
Maxell Ltd.	47,800	583,518	2.5
Meidensha Corp.	38,300	1,005,146	4.3
METAWATER Co. Ltd.	42,900	496,368	2.1
MIRAIT ONE Corp.	40,300	573,201	2.5
Mitsubishi Shokuhin Co. Ltd.	15,100	479,112	2.0
Modec, Inc.	139,600	3,039,702	13.0
Monogatari Corp.	14,100	331,605	1.4
NEC Networks & System Integration Corp.	84,600	1,787,278	7.7
Nippon Seiki Co. Ltd.	104,700	818,639	3.5
Nissha Co. Ltd.	100,300	1,228,277	5.3
Nisshin Oillio Group Ltd.	34,200	1,162,268	5.0
Nittetsu Mining Co. Ltd.	8,200	233,410	1.0
Nomura Co. Ltd.	73,800	373,956	1.6
North Pacific Bank Ltd.	649,300	1,685,226	7.2
NTN Corp.	502,100	827,255	3.5
Oki Electric Industry Co. Ltd.	113,300	740,640	3.2
Onward Holdings Co. Ltd.	298,100	1,017,910	4.4
Penta-Ocean Construction Co. Ltd.	251,500	1,044,669	4.5
Raito Kogyo Co. Ltd.	76,500	1,116,142	4.8
Saizeriya Co. Ltd.	145,600	5,374,453	23.0
Sakata INX Corp.	47,000	472,490	2.0
Sanki Engineering Co. Ltd.	32,100	503,176	2.2
Senko Group Holdings Co. Ltd.	350,500	3,295,160	14.1
Shibaura Mechatronics Corp.	29,300	2,018,809	8.6
Starts Corp., Inc.	10,400	239,571	1.0
Sumitomo Mitsui Construction Co. Ltd.	211,000	536,305	2.3
Sun Frontier Fudousan Co. Ltd.	60,500	718,254	3.1
Suzuken Co. Ltd.	130,000	4,250,214	18.2
Taikisha Ltd.	25,700	817,524	3.5
Tamron Co. Ltd.	103,400	2,909,806	12.5
Toa Corp./Tokyo	32,300	207,933	0.9
Toagosei Co. Ltd.	47,900	488,697	2.1
Tokai Rika Co. Ltd.	30,200	426,982	1.8
Tokai Tokyo Financial Holdings, Inc.	590,700	1,808,715	7.7
Tosei Corp.	30,800	479,031	2.0
Towa Pharmaceutical Co. Ltd.	35,700	731,618	3.1
Toyoda Gosei Co. Ltd.	64,200	1,090,777	4.7
Tsubakimoto Chain Co.	36,900	464,610	2.0
Wacom Co. Ltd.	167,800	773,531	3.3
YAMABIKO Corp.	21,100	342,789	1.5
Yamazen Corp.	55,300	480,356	2.1
Yaoko Co. Ltd.	11,300	686,902	2.9
Yokogawa Bridge Holdings Corp.	21,600	394,167	1.7
		90,427,545
Netherlands
Eurocommercial Properties NV	14,051	356,881	1.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands (continued)
Koninklijke BAM Groep NV	336,606	$1,553,574	6.6%
PostNL NV	344,345	413,141	1.8
		2,323,596
Norway
Aker Solutions ASA	267,995	1,269,849	5.4
Elkem ASA	316,355	515,937	2.2
Wallenius Wilhelmsen ASA	83,517	830,356	3.6
		2,616,142
Singapore
IGG, Inc.	260,000	137,484	0.6
Spain
Indra Sistemas SA	135,080	2,381,390	10.2
Sweden
Attendo AB	47	209	0.0
Billerud Aktiebolag	309,302	2,746,325	11.8
Camurus AB	4,621	259,858	1.1
		3,006,392
Switzerland
International Workplace Group PLC	491,810	1,016,452	4.4
Sportradar Group AG, Class A	205,471	2,549,895	10.9
u-blox Holding AG	1,201	91,913	0.4
		3,658,260
United Kingdom
Balfour Beatty PLC	593,062	3,401,493	14.6
Big Yellow Group PLC	37,198	579,417	2.5
Chemring Group PLC	336,794	1,553,507	6.6
Firstgroup PLC	483,885	831,720	3.6
Hunting PLC	85,422	330,022	1.4
J D Wetherspoon PLC	142,346	1,126,986	4.8
Jupiter Fund Management PLC	486,143	504,620	2.2
Just Group PLC	962,503	1,663,074	7.1
Keller Group PLC	96,615	2,025,022	8.7
Kier Group PLC	875,518	1,619,865	6.9
Mitchells & Butlers PLC	106,884	345,602	1.5
Mitie Group PLC	960,243	1,440,495	6.2
MONY Group PLC	493,121	1,194,265	5.1
Morgan Sindall Group PLC	31,631	1,528,187	6.5
NCC Group PLC	146,904	292,473	1.3
Paragon Banking Group PLC	184,293	1,630,188	7.0
Paratus Energy Serices Ltd.	156,182	689,460	3.0
Serco Group PLC	1,896,057	4,284,159	18.3
Subsea 7 SA	361,861	5,561,746	23.8
TP ICAP Group PLC	331,073	958,396	4.1
Vesuvius PLC	63,524	292,056	1.2
		31,852,753
United States
1-800-Flowers.com, Inc., Class A	56,399	469,240	2.0
Accel Entertainment, Inc., Class A	38,804	428,396	1.8
AdaptHealth Corp.	204,305	2,102,298	9.0
Allient, Inc.	12,578	217,474	0.9
Ambarella, Inc.	62,317	3,501,592	15.0
Anywhere Real Estate, Inc.	104,443	403,150	1.7
Apogee Enterprises, Inc.	53,034	3,969,065	17.0
Archrock, Inc.	112,593	2,254,112	9.7
Ardagh Metal Packaging SA	34,717	127,759	0.5
Bandwidth, Inc., Class A	23,303	454,408	1.9
Beazer Homes USA, Inc.	8,989	276,502	1.2
Security	Shares	Value	% of Basket Value
United States (continued)
BlueLinx Holdings, Inc.	13,905	$1,522,041	6.5%
Brookdale Senior Living, Inc.	147,016	921,790	3.9
Castle Biosciences, Inc.	2,184	75,719	0.3
Cohu, Inc.	12,824	319,574	1.4
ConnectOne Bancorp, Inc.	58,298	1,413,144	6.0
COPT Defense Properties	454,169	14,624,242	62.6
Core & Main, Inc., Class A	4	177	0.0
Coursera, Inc.	170,770	1,186,851	5.1
CRA International, Inc.	11,147	2,030,315	8.7
Credit Acceptance Corp.	143	60,775	0.3
CSG Systems International, Inc.	63,942	2,980,337	12.8
Deluxe Corp.	19,326	362,556	1.6
Dime Community Bancshares, Inc.	19,120	574,938	2.5
Douglas Dynamics, Inc.	23,626	535,129	2.3
El Pollo Loco Holdings, Inc.	46,458	567,717	2.4
Energizer Holdings, Inc.	190,832	6,119,982	26.2
Enhabit, Inc.	75,258	518,528	2.2
Enova International, Inc.	118,679	10,314,392	44.2
Evolus, Inc.	34,591	564,525	2.4
Exponent, Inc.	114,775	10,832,464	46.4
EZCORP, Inc., Class A	197,863	2,273,446	9.7
Financial Institutions, Inc.	2	48	0.0
First Bancshares, Inc.	31,307	1,047,845	4.5
Flushing Financial Corp.	40,245	630,840	2.7
Fulgent Genetics, Inc.	11,005	236,057	1.0
Global Industrial Co.	19,602	520,041	2.2
Gray Television, Inc.	88,978	508,064	2.2
Hackett Group, Inc.	22,545	548,294	2.3
Health Catalyst, Inc.	73,059	567,668	2.4
Healthcare Services Group, Inc.	21,328	233,968	1.0
HealthStream, Inc.	16,413	479,834	2.1
Heidrick & Struggles International, Inc.	22,428	876,038	3.8
Horizon Bancorp, Inc.	33,925	543,478	2.3
ICF International, Inc.	10,053	1,694,835	7.3
Independent Bank Corp.	13,762	451,118	1.9
Innoviva, Inc.	66,335	1,297,513	5.6
iRadimed Corp.	3,494	172,149	0.7
Lands’ End, Inc.	32,708	514,824	2.2
LeMaitre Vascular, Inc.	1,535	135,679	0.6
LendingClub Corp.	69,071	979,427	4.2
LendingTree, Inc.	106,037	6,047,290	25.9
Light & Wonder, Inc., CDI	2	187	0.0
LiveRamp Holdings, Inc.	182,292	4,562,769	19.5
M/I Homes, Inc.	12,277	1,861,070	8.0
MaxLinear, Inc.	46,839	607,502	2.6
Methode Electronics, Inc.	54,592	476,042	2.0
Midland States Bancorp, Inc.	21,301	528,478	2.3
MRC Global, Inc.	105,169	1,289,372	5.5
Napco Security Technologies, Inc.	77,674	2,988,896	12.8
National Vision Holdings, Inc.	209,415	2,177,916	9.3
NetScout Systems, Inc.	118,807	2,498,511	10.7
Newell Brands, Inc.	993,189	8,740,063	37.4
NexPoint Residential Trust, Inc.	22,262	927,212	4.0
Oceaneering International, Inc.	344,495	8,405,678	36.0
OceanFirst Financial Corp.	14,209	258,604	1.1
Olo, Inc., Class A	607,935	3,045,754	13.0
OmniAb, Inc., 12.50 Earnout Shares	518	—	0.0
OmniAb, Inc., 15.00 Earnout Shares	518	—	0.0
Palomar Holdings, Inc.	13,300	1,193,941	5.1
Paramount Group, Inc.	914,968	4,437,595	19.0
Pebblebrook Hotel Trust	246,229	2,949,823	12.6

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Pennant Group, Inc.	15,068	$481,724	2.1%
Perrigo Co PLC	59,307	1,520,038	6.5
PRA Group, Inc.	19,135	385,762	1.7
Premier Financial Corp.	23,951	590,632	2.5
Privia Health Group, Inc.	281,250	5,163,750	22.1
Q2 Holdings, Inc.	26,942	2,280,910	9.8
Radius Recycling, Inc., Class A	17,222	278,824	1.2
Repay Holdings Corp., Class A	185,337	1,474,356	6.3
REX American Resources Corp.	22,281	996,629	4.3
Savers Value Village, Inc.	80,681	825,367	3.5
Schrodinger, Inc.	6,475	113,928	0.5
SI-BONE, Inc.	31,095	429,111	1.8
Southside Bancshares, Inc.	9,988	323,611	1.4
Tandem Diabetes Care, Inc.	46,745	1,466,391	6.3
Tanger, Inc.	255,065	8,475,810	36.3
TTM Technologies, Inc.	78,897	1,770,449	7.6
Turning Point Brands, Inc.	42,507	2,007,606	8.6
Tutor Perini Corp.	66,962	1,735,655	7.4
Ultra Clean Holdings, Inc.	87,031	2,911,187	12.5
Univest Financial Corp.	11,738	326,669	1.4
Upbound Group, Inc.	57,624	1,684,926	7.2
Upwork, Inc.	59,018	800,284	3.4
Verint Systems, Inc.	110,474	2,353,096	10.1
Verra Mobility Corp., Class A	156,883	4,074,252	17.4
Viad Corp.	2,778	104,008	0.4
Vimeo, Inc.	94,002	448,390	1.9
Visteon Corp.	52,517	4,739,659	20.3
Vital Farms, Inc.	38,575	1,337,781	5.7
Xperi, Inc.	275,136	2,511,992	10.8
Yext, Inc.	34,966	253,154	1.1
Zumiez, Inc.	15,344	316,086	1.4
		188,619,098
Rights
Italy
Sesa SpA, (Expires 12/12/24, Strike Price EUR, 110.20)	2,182	—	0.0
Total Reference Entity — Long		386,689,685
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(65,627)	(456,776)	(2.0)
Bellevue Gold Ltd.	(449,018)	(476,490)	(2.1)
Champion Iron Ltd.	(166,557)	(639,258)	(2.7)
Deep Yellow Ltd.	(445,675)	(395,379)	(1.7)
Lifestyle Communities Ltd.	(125,617)	(708,071)	(3.0)
Neuren Pharmaceuticals Ltd.	(3,971)	(31,960)	(0.2)
PEXA Group Ltd.	(29,748)	(264,282)	(1.1)
Sigma Healthcare Ltd.	(696,511)	(894,221)	(3.8)
Silex Systems Ltd.	(35,533)	(120,573)	(0.5)
Stanmore Resources Ltd.	(641,650)	(1,316,607)	(5.6)
Strike Energy Ltd.	(1,430,845)	(200,047)	(0.9)
		(5,503,664)
Austria
Wienerberger AG	(99,574)	(3,007,246)	(12.9)
Security	Shares	Value	% of Basket Value
Belgium
Azelis Group NV	(50,453)	$(1,010,770)	(4.3)%
Bekaert SA	(33,035)	(1,207,239)	(5.2)
(2,218,009)
Canada
Altus Group Ltd.	(49,430)	(1,870,200)	(8.0)
Definity Financial Corp.	(44,304)	(1,709,666)	(7.3)
Docebo, Inc.	(3,636)	(165,616)	(0.7)
EQB, Inc.	(39,140)	(3,002,790)	(12.9)
Filo Corp.	(43,342)	(998,608)	(4.3)
First Capital Real Estate Investment Trust	(87,209)	(1,113,639)	(4.8)
Kinaxis, Inc.	(23,386)	(2,597,343)	(11.1)
Linamar Corp.	(1,567)	(64,116)	(0.3)
Pet Valu Holdings Ltd.	(121,650)	(2,225,321)	(9.5)
Spartan Delta Corp.	(53,240)	(129,625)	(0.5)
Spin Master Corp.	(49,917)	(1,056,526)	(4.5)
StorageVault Canada, Inc.	(84,625)	(247,369)	(1.1)
Trisura Group Ltd.	(8,030)	(237,610)	(1.0)
Winpak Ltd.	(38,407)	(1,368,457)	(5.9)
(16,786,886)
Denmark
Better Collective A/S	(34,909)	(458,046)	(2.0)
Chemometec A/S	(30,470)	(1,788,989)	(7.7)
Ringkjoebing Landbobank A/S	(11,734)	(1,940,745)	(8.3)
Royal Unibrew A/S	(70,904)	(5,334,242)	(22.8)
Scandinavian Tobacco Group A/S, Class A	(56,521)	(848,917)	(3.6)
(10,370,939)
Finland
Mandatum Oyj	(26,619)	(122,924)	(0.5)
France
Alten SA	(18,670)	(1,579,297)	(6.8)
IPSOS SA	(31,666)	(1,554,985)	(6.7)
Mercialys SA	(64,106)	(756,352)	(3.2)
(3,890,634)
Germany
Eckert & Ziegler SE	(11,375)	(488,042)	(2.1)
Fraport AG Frankfurt Airport Services Worldwide	(40,818)	(2,208,761)	(9.4)
Schott Pharma AG & Co. KGaA	(45,313)	(1,464,875)	(6.3)
Sixt SE	(2,042)	(161,742)	(0.7)
Stabilus SE	(25,137)	(995,157)	(4.3)
(5,318,577)
Indonesia
Golden Agri-Resources Ltd.	(3,712,000)	(815,206)	(3.5)
Ireland
C&C Group PLC	(167,635)	(318,615)	(1.4)
Dalata Hotel Group PLC	(120,855)	(566,862)	(2.4)
(885,477)
Israel
Enlight Renewable Energy Ltd.	(132,412)	(2,102,209)	(9.0)
Kornit Digital Ltd.	(3,560)	(81,488)	(0.4)
OPC Energy Ltd.	(73,312)	(593,657)	(2.5)
(2,777,354)
Italy
Ermenegildo Zegna NV	(5,986)	(45,494)	(0.2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Italy (continued)
Stevanato Group SpA	(2,318)	$(44,065)	(0.2)%
Technoprobe SpA	(70,643)	(479,683)	(2.0)
(569,242)
Japan
Advance Logistics Investment Corp.	(398)	(310,542)	(1.3)
Aeon Mall Co. Ltd.	(75,100)	(994,505)	(4.3)
Aiful Corp.	(42,200)	(88,677)	(0.4)
Appier Group, Inc.	(2,900)	(31,099)	(0.1)
Ariake Japan Co. Ltd.	(9,800)	(342,147)	(1.5)
Asahi Yukizai Corp.	(8,700)	(232,106)	(1.0)
Base Co. Ltd.	(2,800)	(54,020)	(0.2)
C Uyemura & Co. Ltd.	(4,300)	(298,860)	(1.3)
Chugoku Marine Paints Ltd.	(800)	(11,427)	(0.0)
Daiei Kankyo Co. Ltd.	(26,400)	(544,525)	(2.3)
DeNA Co. Ltd.	(30,500)	(373,669)	(1.6)
Descente Ltd.	(17,300)	(490,029)	(2.1)
Electric Power Development Co. Ltd.	(58,100)	(970,932)	(4.2)
Enplas Corp.	(12,600)	(559,150)	(2.4)
First Bank of Toyama Ltd.	(87,100)	(630,746)	(2.7)
FP Corp.	(3,900)	(68,325)	(0.3)
Freee KK	(11,200)	(209,008)	(0.9)
Fuji Oil Holdings, Inc.	(18,000)	(387,471)	(1.7)
Fukuyama Transporting Co. Ltd.	(9,400)	(239,058)	(1.0)
Furuya Metal Co. Ltd.	(900)	(23,368)	(0.1)
Future Corp.	(7,900)	(101,154)	(0.4)
Godo Steel, Ltd.	(13,600)	(346,477)	(1.5)
GungHo Online Entertainment, Inc.	(4,100)	(91,325)	(0.4)
Hirata Corp.	(1,100)	(35,079)	(0.1)
Hokkaido Electric Power Co., Inc.	(95,400)	(613,707)	(2.6)
Hokuetsu Corp.	(78,000)	(777,824)	(3.3)
House Foods Group, Inc.	(3,000)	(58,477)	(0.2)
Idec Corp./Japan	(15,500)	(249,863)	(1.1)
Iino Kaiun Kaisha Ltd.	(69,600)	(510,625)	(2.2)
Invincible Investment Corp.	(9,086)	(3,700,898)	(15.8)
Japan Elevator Service Holdings Co. Ltd.	(6,000)	(114,884)	(0.5)
Japan Investment Adviser Co. Ltd.	(6,900)	(46,159)	(0.2)
JMDC, Inc.	(1,800)	(50,161)	(0.2)
Juroku Financial Group, Inc.	(2,100)	(56,041)	(0.2)
Kanto Denka Kogyo Co. Ltd.	(64,600)	(410,797)	(1.8)
KeePer Technical Laboratory Co. Ltd.	(9,900)	(271,901)	(1.2)
KOMEDA Holdings Co. Ltd.	(170,600)	(3,228,537)	(13.8)
Komeri Co. Ltd.	(3,100)	(67,007)	(0.3)
Kosaido Holdings Co. Ltd.	(66,900)	(233,195)	(1.0)
Kusuri no Aoki Holdings Co. Ltd.	(17,600)	(366,304)	(1.6)
KYB Corp.	(11,900)	(373,842)	(1.6)
Leopalace21 Corp.	(260,500)	(940,641)	(4.0)
Lifedrink Co, Inc.	(2,800)	(32,334)	(0.1)
Lion Corp.	(16,400)	(181,119)	(0.8)
M&A Capital Partners Co. Ltd.	(4,100)	(58,155)	(0.2)
Mars Group Holdings Corp.	(20,900)	(430,084)	(1.8)
Matsui Securities Co. Ltd.	(4,100)	(22,089)	(0.1)
Mitsubishi Logistics Corp.	(56,000)	(375,415)	(1.6)
Mitsui Fudosan Logistics Park, Inc.	(980)	(652,490)	(2.8)
Mitsui High-Tec, Inc.	(47,100)	(250,642)	(1.1)
Mitsui-Soko Holdings Co. Ltd.	(10,400)	(482,999)	(2.1)
Mori Hills REIT Investment Corp.	(633)	(526,869)	(2.3)
Nakayama Steel Works Ltd.	(60,900)	(300,239)	(1.3)
Nikkon Holdings Co. Ltd.	(89,600)	(1,147,098)	(4.9)
Nippon Accommodations Fund, Inc.	(46)	(184,209)	(0.8)
Nippon Carbon Co. Ltd.	(3,900)	(114,346)	(0.5)
Security	Shares	Value	% of Basket Value
Japan (continued)
Nippon Parking Development Co. Ltd.	(79,000)	$(116,571)	(0.5)%
Nishimatsuya Chain Co. Ltd.	(82,200)	(1,213,611)	(5.2)
Nitto Kogyo Corp.	(21,700)	(419,130)	(1.8)
Nojima Corp.	(38,300)	(537,151)	(2.3)
NSD Co. Ltd.	(12,200)	(263,496)	(1.1)
Ohsho Food Service Corp.	(28,000)	(550,012)	(2.3)
Okinawa Electric Power Co., Inc.	(7,400)	(50,326)	(0.2)
OKUMA Corp.	(11,500)	(232,484)	(1.0)
Orient Corp.	(26,100)	(155,087)	(0.7)
Osaka Soda Co. Ltd.	(18,400)	(193,260)	(0.8)
Osaka Steel Co. Ltd.	(1,100)	(23,608)	(0.1)
Park24 Co. Ltd.	(9,400)	(116,831)	(0.5)
Pillar Corp. /Japan	(16,400)	(459,170)	(2.0)
Piolax, Inc.	(23,100)	(366,099)	(1.6)
Relo Group, Inc.	(25,300)	(307,759)	(1.3)
Rengo Co. Ltd.	(206,500)	(1,250,759)	(5.3)
Riken Keiki Co. Ltd.	(17,100)	(484,474)	(2.1)
Roland Corp.	(8,300)	(212,319)	(0.9)
Round One Corp.	(44,600)	(282,273)	(1.2)
Sanken Electric Co Ltd.	(4,200)	(165,107)	(0.7)
Sawai Group Holdings Co. Ltd.	(32,400)	(434,018)	(1.9)
Septeni Holdings Co. Ltd.	(356,000)	(1,041,082)	(4.5)
Simplex Holdings, Inc.	(12,400)	(201,093)	(0.9)
SMS Co. Ltd.	(24,500)	(274,657)	(1.2)
Star Micronics Co. Ltd.	(9,700)	(124,249)	(0.5)
Sumitomo Osaka Cement Co. Ltd.	(10,800)	(266,126)	(1.1)
SWCC Corp.	(1,800)	(63,125)	(0.3)
Takara Holdings, Inc.	(49,700)	(390,660)	(1.7)
TechnoPro Holdings, Inc.	(12,000)	(214,180)	(0.9)
Toho Bank Ltd.	(41,000)	(70,336)	(0.3)
Tokyo Steel Manufacturing Co. Ltd.	(61,000)	(606,453)	(2.6)
Topre Corp.	(23,600)	(271,852)	(1.2)
Universal Entertainment Corp.	(53,700)	(457,432)	(2.0)
Wacoal Holdings Corp.	(17,400)	(541,721)	(2.3)
West Holdings Corp.	(38,700)	(575,879)	(2.5)
Yamada Holdings Co. Ltd.	(653,900)	(1,877,670)	(8.0)
Yamae Group Holdings Co. Ltd.	(1,400)	(17,887)	(0.1)
Yoshinoya Holdings Co. Ltd.	(29,200)	(594,667)	(2.5)
Zenkoku Hosho Co. Ltd.	(15,700)	(567,299)	(2.4)
(40,252,563)
Luxembourg
RTL Group SA	(23,948)	(762,091)	(3.3)
Netherlands
AMG Critical Materials NV	(56,439)	(962,830)	(4.1)
Flow Traders Ltd.	(60,248)	(1,378,851)	(5.9)
TKH Group NV	(33,388)	(1,358,538)	(5.8)
(3,700,219)
Nigeria
Airtel Africa PLC	(55,130)	(72,446)	(0.3)
Norway
Crayon Group Holding ASA	(169,371)	(1,677,496)	(7.2)
Hoegh Autoliners ASA	(33,403)	(351,541)	(1.5)
MPC Container Ships ASA	(361,593)	(712,680)	(3.0)
Protector Forsikring ASA	(5,017)	(130,580)	(0.5)
Schibsted ASA, Class A	(145,593)	(4,902,424)	(21.0)
TOMRA Systems ASA	(171,585)	(2,466,846)	(10.6)
(10,241,567)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Portugal
REN - Redes Energeticas Nacionais SGPS SA	(169,981)	$(424,338)	(1.8)%
Spain
Inmobiliaria Colonial Socimi SA	(37,664)	(228,281)	(1.0)
Sacyr SA	(16,467)	(54,835)	(0.2)
Vidrala SA	(10,972)	(1,186,405)	(5.1)
Viscofan SA	(12,500)	(835,956)	(3.6)
(2,305,477)
Sweden
Alleima AB	(336,928)	(2,058,873)	(8.8)
Dometic Group AB	(342,851)	(1,861,823)	(8.0)
Hexatronic Group AB	(39,157)	(160,384)	(0.7)
Hms Networks Ab	(11,234)	(417,990)	(1.8)
Hufvudstaden AB, Class A	(59,401)	(702,061)	(3.0)
Nordnet AB publ	(46,806)	(973,928)	(4.2)
Paradox Interactive AB	(41,824)	(789,017)	(3.4)
Stillfront Group AB	(515,660)	(358,694)	(1.5)
Surgical Science Sweden AB	(42,519)	(501,230)	(2.1)
Thule Group AB	(86,226)	(2,886,184)	(12.4)
Wallenstam AB, Class B	(436,525)	(2,064,634)	(8.8)
(12,774,818)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(306)	(54,446)	(0.2)
ALSO Holding AG, Registered Shares	(182)	(48,406)	(0.2)
Bucher Industries AG, Registered Shares	(2,437)	(949,161)	(4.1)
Burckhardt Compression Holding AG	(110)	(80,870)	(0.3)
Cembra Money Bank AG	(18,529)	(1,668,598)	(7.1)
Daetwyler Holding AG	(4,664)	(785,300)	(3.4)
Garrett Motion, Inc.	(84,162)	(625,323)	(2.7)
Interroll Holding AG, Class N, Registered Shares	(232)	(610,109)	(2.6)
Mobimo Holding AG, Registered Shares	(530)	(164,177)	(0.7)
SFS Group AG	(3,853)	(551,321)	(2.4)
SKAN Group AG	(5,353)	(478,550)	(2.0)
St Galler Kantonalbank AG, Class N, Registered Shares	(204)	(99,476)	(0.4)
Swissquote Group Holding SA, Class N, Registered Shares	(2,030)	(690,545)	(3.0)
(6,806,282)
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(1,018,216)	(1,502,028)	(6.4)
Auction Technology Group PLC	(121,416)	(705,303)	(3.0)
Capita PLC	(5,736,115)	(1,397,394)	(6.0)
Direct Line Insurance Group PLC	(24,392)	(51,577)	(0.2)
Evoke PLC	(1,993,766)	(1,584,937)	(6.8)
Great Portland Estates PLC	(267,777)	(1,082,469)	(4.6)
Halfords Group PLC	(333,452)	(720,630)	(3.1)
Home Reit PLC	(319,295)	(93,994)	(0.4)
Ibstock PLC	(480,059)	(1,241,120)	(5.3)
Marshalls PLC	(643,736)	(2,822,224)	(12.1)
Mobico Group PLC	(1,119,874)	(1,001,429)	(4.3)
Moonpig Group PLC	(356,832)	(1,150,293)	(4.9)
Oxford Nanopore Technologies PLC	(508,065)	(881,143)	(3.8)
Travis Perkins PLC	(427,782)	(4,456,959)	(19.1)
Victrex PLC	(54,064)	(593,954)	(2.6)
Watches of Switzerland Group PLC	(559,486)	(2,941,263)	(12.6)
WH Smith PLC	(132,059)	(2,247,743)	(9.6)
(24,474,460)
Security	Shares	Value	% of Basket Value
United States
Adeia, Inc.	(43,041)	$(535,000)	(2.3)%
Aehr Test Systems	(387,157)	(5,451,171)	(23.3)
Amerant Bancorp, Inc., Class A	(17,363)	(370,179)	(1.6)
Apollo Commercial Real Estate Finance, Inc.	(87,730)	(779,920)	(3.3)
Appian Corp., Class A	(36,432)	(1,302,444)	(5.6)
Applied Digital Corp.	(18,553)	(125,418)	(0.5)
Arhaus, Inc., Class A	(165,444)	(1,402,965)	(6.0)
Artesian Resources Corp., Class A	(4,315)	(144,596)	(0.6)
Atlantic Union Bankshares Corp.	(266,772)	(10,083,982)	(43.2)
Avadel Pharmaceuticals PLC	(97,838)	(1,513,554)	(6.5)
Baldwin Insurance Group, Inc., Class A	(36,795)	(1,702,137)	(7.3)
Boston Omaha Corp., Class A	(42,095)	(621,322)	(2.7)
Buckle, Inc.	(116,698)	(4,966,667)	(21.3)
Calumet, Inc.	(102,731)	(2,191,252)	(9.4)
Camping World Holdings, Inc., Class A	(251,043)	(5,035,923)	(21.6)
Cass Information Systems, Inc.	(11,710)	(484,326)	(2.1)
CEVA, Inc.	(24,327)	(567,671)	(2.4)
CNX Resources Corp.	(754,458)	(25,674,206)	(109.9)
Coastal Financial Corp.	(4,428)	(278,920)	(1.2)
Columbia Financial, Inc.	(22,524)	(384,710)	(1.6)
Conduent, Inc.	(94,414)	(339,890)	(1.5)
CoreCivic, Inc.	(62,697)	(865,846)	(3.7)
Crescent Energy Co., Class A	(376,314)	(4,677,583)	(20.0)
Cricut, Inc., Class A	(23,032)	(151,551)	(0.7)
Cytek Biosciences, Inc.	(25,007)	(123,660)	(0.5)
Daily Journal Corp.	(477)	(231,345)	(1.0)
DiamondRock Hospitality Co.	(45,617)	(390,938)	(1.7)
DigitalBridge Group, Inc., Class A	(143,240)	(2,247,436)	(9.6)
Dine Brands Global, Inc.	(22,153)	(674,337)	(2.9)
Dynex Capital, Inc.	(230,578)	(2,815,357)	(12.1)
Easterly Government Properties, Inc.	(378,031)	(5,126,100)	(21.9)
Eastern Bankshares, Inc.	(46,464)	(758,757)	(3.3)
Eastman Kodak Co.	(215,525)	(1,017,278)	(4.4)
Embecta Corp.	(38,551)	(542,798)	(2.3)
Enfusion, Inc., Class A	(133,181)	(1,186,643)	(5.1)
Enliven Therapeutics, Inc.	(11,461)	(319,189)	(1.4)
Enovix Corp.	(71,470)	(643,587)	(2.8)
EverCommerce, Inc.	(80,480)	(846,650)	(3.6)
Excelerate Energy, Inc., Class A	(39,606)	(945,791)	(4.1)
First Bancorp/Southern Pines NC	(42,711)	(1,781,049)	(7.6)
First Commonwealth Financial Corp.	(73,859)	(1,214,242)	(5.2)
First Community Bankshares, Inc.	(9,762)	(404,733)	(1.7)
Global Medical REIT, Inc.	(46,206)	(420,013)	(1.8)
Great Southern Bancorp, Inc.	(6,362)	(360,662)	(1.5)
Grid Dynamics Holdings, Inc., Class A	(15,285)	(243,337)	(1.0)
Guess?, Inc.	(122,451)	(2,080,442)	(8.9)
Hawkins, Inc.	(2,068)	(221,069)	(0.9)
HighPeak Energy, Inc.	(1,299)	(16,627)	(0.1)
Highwoods Properties, Inc.	(253,432)	(8,500,109)	(36.4)
Hovnanian Enterprises, Inc., Class A	(7,709)	(1,357,092)	(5.8)
Ibotta, Inc., Class A	(1,114)	(81,645)	(0.4)
International Bancshares Corp.	(13,317)	(815,799)	(3.5)
IonQ, Inc.	(155,964)	(2,344,139)	(10.0)
Kimball Electronics, Inc.	(5,479)	(97,471)	(0.4)
Kinetik Holdings, Inc., Class A	(107,241)	(5,219,419)	(22.3)
Leggett & Platt, Inc.	(54,941)	(659,292)	(2.8)
Ligand Pharmaceuticals, Inc.	(6,595)	(697,092)	(3.0)
Limbach Holdings, Inc.	(9,102)	(691,479)	(3.0)
LTC Properties, Inc.	(87,120)	(3,327,984)	(14.2)
Lumentum Holdings, Inc.	(76,379)	(4,878,327)	(20.9)
Macerich Co.	(637,965)	(11,929,945)	(51.1)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Manitowoc Co., Inc.	(12,669)	$(118,328)	(0.5)%
MaxCyte, Inc.	(15,107)	(54,083)	(0.2)
MeridianLink, Inc.	(74,148)	(1,628,290)	(7.0)
Metallus, Inc.	(40,426)	(569,602)	(2.4)
Middlesex Water Co.	(5,513)	(337,340)	(1.4)
Mission Produce, Inc.	(15,733)	(185,649)	(0.8)
Mitek Systems, Inc.	(220,701)	(1,895,822)	(8.1)
Montauk Renewables, Inc.	(8,423)	(46,579)	(0.2)
NBT Bancorp, Inc.	(20,492)	(911,484)	(3.9)
Neogen Corp.	(135,619)	(1,936,639)	(8.3)
NextDecade Corp.	(5,204)	(30,391)	(0.1)
NextNav, Inc.	(127,771)	(1,484,699)	(6.4)
nLight, Inc.	(76,249)	(951,588)	(4.1)
ONE Gas, Inc.	(29,866)	(2,128,550)	(9.1)
OneWater Marine, Inc., Class A	(33,812)	(736,087)	(3.2)
Open Lending Corp.	(196,167)	(1,098,535)	(4.7)
Peakstone Realty Trust, Class E	(9,587)	(125,781)	(0.5)
PennyMac Financial Services, Inc., Class A	(39,412)	(3,928,588)	(16.8)
PolyPeptide Group AG	(12,688)	(423,300)	(1.8)
Portillo’s, Inc., Class A	(113,979)	(1,473,748)	(6.3)
PotlatchDeltic Corp.	(97,083)	(4,035,740)	(17.3)
Premier, Inc., Class A	(185,240)	(3,732,586)	(16.0)
RCI Hospitality Holdings, Inc.	(11,910)	(517,132)	(2.2)
Ready Capital Corp.	(135,870)	(930,710)	(4.0)
Resideo Technologies, Inc.	(5,393)	(106,080)	(0.5)
Retail Opportunity Investments Corp.	(80,337)	(1,245,224)	(5.3)
S&T Bancorp, Inc.	(22,274)	(845,967)	(3.6)
Silgan Holdings, Inc.	(32,506)	(1,681,860)	(7.2)
Smith Douglas Homes Corp., Class A	(3,235)	(107,143)	(0.5)
Sotera Health Co.	(120,561)	(1,889,191)	(8.1)
Stellar Bancorp, Inc.	(30,910)	(841,370)	(3.6)
Sunnova Energy International, Inc.	(18,888)	(114,650)	(0.5)
Sunstone Hotel Investors, Inc.	(108,922)	(1,099,023)	(4.7)
Sweetgreen, Inc., Class A	(143,685)	(5,187,029)	(22.2)
Texas Capital Bancshares, Inc.	(23,486)	(1,807,248)	(7.7)
TI Fluid Systems PLC	(330,487)	(725,302)	(3.1)
Towne Bank	(34,027)	(1,106,558)	(4.7)
Triumph Financial, Inc.	(5,643)	(498,672)	(2.1)
Triumph Group, Inc.	(138,714)	(1,919,802)	(8.2)
Trupanion, Inc.	(12,640)	(692,419)	(3.0)
Ubiquiti, Inc.	(4,334)	(1,151,500)	(4.9)
UFP Technologies, Inc.	(2,238)	(597,546)	(2.6)
United Community Banks, Inc.	(55,339)	(1,574,948)	(6.7)
Upstart Holdings, Inc.	(2,388)	(116,248)	(0.5)
Urban Outfitters, Inc.	(266,631)	(9,585,384)	(41.0)
Vishay Intertechnology, Inc.	(94,476)	(1,602,313)	(6.9)
VSE Corp.	(47,995)	(4,925,247)	(21.1)
Westrock Coffee Co.	(8,636)	(57,343)	(0.2)
White Mountains Insurance Group Ltd.	(1,196)	(2,149,379)	(9.2)
XPEL, Inc.	(24,724)	(953,605)	(4.1)
Security	Shares	Value	% of Basket Value
United States (continued)
Xponential Fitness, Inc., Class A	(161,642)	$(1,980,115)	(8.5)%
Ypsomed Holding AG	(15,508)	(545,416)	(2.3)
(209,250,899)
Total Reference Entity — Short		(363,331,318)
Net Value of Reference Entity — Bank of America N.A.		$23,358,367
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/15/28 — 03/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	226,033	$1,551,945	102.8%
Glencore PLC	608,746	3,192,653	211.4
Northern Star Resources Ltd.	285,841	3,317,011	219.6
Sonic Healthcare Ltd.	39,140	689,659	45.7
South32 Ltd.	1,288,033	3,088,901	204.5
Worley Ltd.	149,090	1,369,048	90.6
		13,209,217
Canada
Algonquin Power & Utilities Corp.	220,495	1,065,775	70.6
Barrick Gold Corp.	57,382	1,109,024	73.4
Canadian Tire Corp. Ltd., Class A	7,306	777,484	51.5
CGI, Inc., Class A	187,253	20,743,278	1,373.4
Emera, Inc.	50,581	1,910,842	126.5
FirstService Corp.	14,623	2,707,516	179.3
IGM Financial, Inc.	236,186	7,095,673	469.8
Keyera Corp.	102,569	3,149,963	208.5
Loblaw Cos Ltd.	29,001	3,666,704	242.8
Open Text Corp.	26,247	787,212	52.1
Stantec, Inc.	6,375	517,106	34.2
TELUS Corp.	96,557	1,526,354	101.1
		45,056,931
China
Budweiser Brewing Co APAC Ltd.	2,394,800	2,497,724	165.4
Denmark
Novo Nordisk A/S, Class B	40,959	4,594,166	304.2
Vestas Wind Systems A/S	122,982	2,343,708	155.2
		6,937,874
Finland
Nordea Bank Abp	206,131	2,413,172	159.8
Stora Enso OYJ	134,393	1,499,751	99.3
		3,912,923
France
Amundi SA	24,348	1,765,329	116.9
Eiffage SA	12,887	1,199,440	79.4

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Gaztransport Et Technigaz SA	6,878	$1,000,743	66.2%
Sodexo SA	23,737	2,060,429	136.4
Valeo SE	282,677	2,748,225	182.0
		8,774,166
Germany
Fresenius Medical Care AG	28,385	1,111,130	73.6
Fresenius SE & Co. KGaA	21,478	784,175	51.9
Nordex SE	76,697	1,092,974	72.3
		2,988,279
Hong Kong
WH Group Ltd.	1,147,000	892,729	59.1
Ireland
Kerry Group PLC	9,970	995,757	65.9
Italy
Azimut Holding SpA	65,718	1,625,501	107.6
Enel SpA	27,355	207,462	13.8
Intesa Sanpaolo SpA	413,621	1,770,302	117.2
Saipem SpA	3,452,495	8,208,627	543.5
		11,811,892
Japan
AGC, Inc.	33,600	1,029,676	68.2
Amada Co. Ltd.	395,500	3,897,612	258.1
Asahi Kasei Corp.	165,200	1,139,662	75.5
Canon, Inc.	70,800	2,302,769	152.5
Daiichi Sankyo Co. Ltd.	65,800	2,141,673	141.8
Daiwa House Industry Co. Ltd.	120,600	3,597,335	238.2
Horiba Ltd.	74,300	4,567,519	302.4
Hulic Co. Ltd.	65,500	606,554	40.2
J Front Retailing Co. Ltd.	268,100	2,847,133	188.5
Japan Tobacco, Inc.	94,500	2,638,199	174.7
Kubota Corp.	17,200	219,766	14.6
Kyowa Kirin Co. Ltd.	14,600	240,634	15.9
Marubeni Corp.	8,400	125,573	8.3
Mitsubishi Chemical Group Corp.	263,700	1,422,948	94.2
Mitsubishi Materials Corp.	30,500	500,416	33.1
Nexon Co. Ltd.	120,300	2,085,033	138.0
Nippon Express Holdings, Inc	4,100	202,138	13.4
Obayashi Corp.	142,300	1,744,487	115.5
Ono Pharmaceutical Co. Ltd.	190,100	2,374,384	157.2
Otsuka Corp.	19,900	446,625	29.6
Panasonic Holdings Corp.	36,600	301,219	19.9
Rakuten Group, Inc.	436,500	2,605,273	172.5
Sankyo Co. Ltd.	29,600	393,157	26.0
Santen Pharmaceutical Co. Ltd.	460,100	5,502,266	364.3
Shionogi & Co. Ltd.	61,900	884,102	58.5
Skylark Holdings Co. Ltd.	142,000	2,199,332	145.6
Subaru Corp.	13,100	233,956	15.5
Sumitomo Corp.	99,400	2,096,983	138.8
Sumitomo Mitsui Trust Group, Inc.	173,100	3,796,139	251.3
Suzuki Motor Corp.	797,300	7,911,870	523.8
T&D Holdings, Inc.	4,500	71,830	4.8
Takashimaya Co. Ltd.	382,400	3,027,676	200.5
Takeda Pharmaceutical Co. Ltd.	167,500	4,673,450	309.4
Terumo Corp.	363,500	6,922,966	458.4
Tokyo Tatemono Co. Ltd.	8,500	138,803	9.2
Security	Shares	Value	% of Basket Value
Japan (continued)
Tokyu Fudosan Holdings Corp.	64,800	$404,378	26.8%
Toyota Tsusho Corp.	49,700	844,836	55.9
		76,138,372
Macau
Galaxy Entertainment Group Ltd.	113,000	502,915	33.3
New Zealand
Xero Ltd.	34,168	3,319,610	219.8
Norway
Aker BP ASA	235,453	5,038,145	333.6
Singapore
CapitaLand Integrated Commercial Trust	93,200	141,597	9.4
Spain
Bankinter SA	187,677	1,531,145	101.4
Sweden
Hexagon AB, Class B	253,571	2,370,666	157.0
Switzerland
ABB Ltd., Registered Shares	75,217	4,179,891	276.8
Givaudan SA, Registered Shares	854	4,054,321	268.4
Kuehne & Nagel International AG, Registered Shares	25,806	6,442,180	426.5
PSP Swiss Property AG, Registered Shares	2,019	286,718	19.0
		14,963,110
United Kingdom
IG Group Holdings PLC	278,677	3,224,470	213.5
Imperial Brands PLC	56,850	1,715,622	113.6
International Consolidated Airlines Group SA	623,460	1,698,179	112.4
J Sainsbury PLC	735,267	2,531,373	167.6
Man Group PLC/Jersey	20	51	0.0
Marks & Spencer Group PLC	243,547	1,181,665	78.2
MONY Group PLC	1	2	0.0
Ocado Group PLC	55,251	248,860	16.5
Smiths Group PLC	120,551	2,378,813	157.5
		12,979,035
United States
CSL Ltd.	6,283	1,179,666	78.1
Experian PLC	99,760	4,868,867	322.4
GSK PLC	156,363	2,823,693	186.9
Primo Water Corp.	194,811	5,115,301	338.7
Shell PLC	91,440	3,052,938	202.1
		17,040,465
Zambia
First Quantum Minerals Ltd.	226,357	2,924,669	193.6
Total Reference Entity — Long		234,027,221
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(822,622)	(1,523,650)	(100.9)
Rio Tinto PLC	(118,030)	(7,628,044)	(505.0)
		(9,151,694)
Belgium
D Ieteren Group	(24,565)	(5,318,244)	(352.1)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Belgium (continued)
Elia Group SA/NV	(26,141)	$(2,487,467)	(164.7)%
Syensqo SA	(1,028)	(79,747)	(5.3)
(7,885,458)
Canada
Air Canada	(92,879)	(1,258,755)	(83.3)
AltaGas Ltd.	(147,528)	(3,525,160)	(233.4)
Canadian Western Bank	(164,017)	(6,743,975)	(446.5)
Capital Power Corp.	(114,207)	(4,631,931)	(306.7)
Capstone Copper Corp.	(1,193,789)	(8,256,680)	(546.7)
Element Fleet Management Corp.	(354,203)	(7,247,634)	(479.9)
Metro, Inc.	(20,527)	(1,219,074)	(80.7)
National Bank of Canada	(55,140)	(5,259,160)	(348.2)
Quebecor, Inc., Class B	(31,200)	(776,891)	(51.4)
(38,919,260)
China
Wharf Holdings, Ltd.	(42,000)	(119,003)	(7.9)
Denmark
Coloplast A/S, Class B	(19,001)	(2,379,886)	(157.6)
Finland
Kesko OYJ, Class B	(31,578)	(678,239)	(44.9)
Neste OYJ	(146,629)	(2,354,277)	(155.9)
(3,032,516)
France
Cie de Saint-Gobain SA	(25,715)	(2,331,962)	(154.4)
Klepierre SA	(62,905)	(2,011,173)	(133.2)
Legrand SA	(3,599)	(406,213)	(26.9)
Renault SA	(102,489)	(4,689,325)	(310.5)
Rexel SA	(73,243)	(2,017,950)	(133.6)
Sartorius Stedim Biotech	(3,824)	(767,105)	(50.8)
TotalEnergies SE	(64,237)	(4,031,235)	(266.9)
Unibail-Rodamco-Westfield	(116,089)	(9,492,862)	(628.5)
(25,747,825)
Germany
MTU Aero Engines AG	(4,127)	(1,348,873)	(89.3)
Hong Kong
Power Assets Holdings Ltd.	(183,500)	(1,222,342)	(80.9)
Italy
Iveco Group NV	(79,152)	(822,531)	(54.5)
Nexi SpA	(43,391)	(274,266)	(18.1)
(1,096,797)
Japan
Asics Corp.	(88,500)	(1,545,820)	(102.3)
BayCurrent, Inc.	(22,700)	(737,728)	(48.8)
Chugoku Electric Power Co., Inc.	(250,000)	(1,819,416)	(120.5)
Cosmo Energy Holdings Co. Ltd.	(12,300)	(607,124)	(40.2)
Cosmos Pharmaceutical Corp.	(15,700)	(754,589)	(50.0)
Dai Nippon Printing Co. Ltd.	(4,300)	(74,632)	(4.9)
Dexerials Corp.	(3,300)	(50,383)	(3.3)
Fujikura Ltd.	(35,400)	(1,301,065)	(86.1)
Hoya Corp.	(3,300)	(441,520)	(29.2)
Japan Exchange Group, Inc.	(16,400)	(192,225)	(12.7)
Japan Post Bank Co. Ltd.	(514,700)	(4,596,964)	(304.4)
Japan Post Holdings Co. Ltd.	(132,700)	(1,224,301)	(81.1)
Japan Real Estate Investment Corp.	(331)	(1,203,996)	(79.7)
Kawasaki Heavy Industries Ltd.	(40,900)	(1,565,992)	(103.7)
Keisei Electric Railway Co. Ltd.	(18,200)	(473,525)	(31.4)
Security	Shares	Value	% of Basket Value
Japan (continued)
Keyence Corp.	(5,000)	$(2,257,067)	(149.4)%
Kobayashi Pharmaceutical Co. Ltd.	(35,300)	(1,314,861)	(87.1)
Kobe Bussan Co. Ltd.	(155,000)	(3,802,103)	(251.7)
Kosaido Holdings Co. Ltd.	(11,800)	(591,995)	(39.2)
Kuraray Co. Ltd.	(5,500)	(74,533)	(4.9)
Kyoto Financial Group, Inc.	(142,100)	(2,085,512)	(138.1)
Kyushu Railway Co.	(159,600)	(4,199,157)	(278.0)
Maruwa Co. Ltd.	(8,300)	(2,289,699)	(151.6)
MatsukiyoCocokara & Co.	(15,000)	(204,220)	(13.5)
Mitsubishi Heavy Industries Ltd.	(125,700)	(1,774,501)	(117.5)
Mitsui OSK Lines Ltd.	(1,400)	(47,664)	(3.2)
Nichirei Corp.	(1,300)	(36,329)	(2.4)
Nippon Building Fund, Inc.	(495)	(425,151)	(28.1)
Nitori Holdings Co. Ltd.	(3,000)	(382,064)	(25.3)
NTT Data Group Corp.	(10,000)	(158,202)	(10.5)
Omron Corp.	(7,900)	(311,902)	(20.7)
Osaka Gas Co. Ltd.	(4,000)	(85,715)	(5.7)
Rakus Co. Ltd.	(106,700)	(1,426,717)	(94.5)
Rakuten Bank Ltd.	(62,700)	(1,271,212)	(84.2)
Rorze Corp.	(229,500)	(3,344,853)	(221.5)
Ryohin Keikaku Co. Ltd.	(73,300)	(1,199,546)	(79.4)
Sanrio Co. Ltd.	(29,100)	(789,452)	(52.3)
Sapporo Holdings Ltd.	(11,700)	(561,594)	(37.2)
SBI Sumishin Net Bank Ltd.	(60,300)	(1,056,273)	(69.9)
Secom Co. Ltd.	(10,200)	(362,741)	(24.0)
Seibu Holdings, Inc.	(19,800)	(442,107)	(29.3)
SG Holdings Co. Ltd.	(49,400)	(495,400)	(32.8)
Square Enix Holdings Co. Ltd.	(2,300)	(89,830)	(5.9)
SUMCO Corp.	(300)	(2,868)	(0.2)
Sumitomo Forestry Co. Ltd.	(2,900)	(111,719)	(7.4)
Toho Co. Ltd.	(42,500)	(1,622,997)	(107.5)
Tohoku Electric Power Co., Inc.	(67,400)	(661,119)	(43.8)
Tokyo Electric Power Co Holdings, Inc.	(497,800)	(2,010,372)	(133.1)
Tokyo Gas Co. Ltd.	(14,800)	(365,159)	(24.2)
TOPPAN Holdings, Inc.	(2,700)	(78,978)	(5.2)
Toray Industries, Inc.	(38,400)	(208,822)	(13.8)
Trial Holdings, Inc.	(38,700)	(721,813)	(47.8)
Visional, Inc.	(200)	(10,702)	(0.7)
Yakult Honsha Co. Ltd.	(40,400)	(877,936)	(58.1)
Yamaha Motor Co. Ltd.	(3,900)	(34,090)	(2.3)
Yokohama Rubber Co. Ltd.	(6,200)	(127,089)	(8.4)
(54,503,344)
Luxembourg
ArcelorMittal SA	(55,921)	(1,383,166)	(91.6)
Netherlands
Adyen NV	(523)	(798,966)	(52.9)
IMCD NV	(6,323)	(1,005,300)	(66.6)
JDE Peet’s NV	(40,697)	(918,795)	(60.8)
Universal Music Group NV	(756,626)	(19,041,380)	(1,260.7)
(21,764,441)
Singapore
CapitaLand Ascendas REIT	(18,000)	(36,477)	(2.4)
CapitaLand Investment Ltd./Singapore	(392,100)	(828,346)	(54.8)
Oversea-Chinese Banking Corp. Ltd.	(306,300)	(3,514,211)	(232.7)
Sembcorp Industries Ltd.	(365,700)	(1,387,410)	(91.9)
(5,766,444)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Spain
Amadeus IT Group SA	(13,561)	$(983,081)	(65.1)%
Cellnex Telecom SA	(99,932)	(3,670,078)	(243.0)
(4,653,159)
Sweden
Epiroc AB, Class A	(101,213)	(1,976,720)	(130.9)
Epiroc AB, Class B	(36,193)	(623,498)	(41.3)
Lifco AB, Class B	(3,904)	(116,487)	(7.7)
(2,716,705)
Switzerland
Bachem Holding AG	(3,429)	(271,372)	(18.0)
Baloise Holding AG, Registered Shares	(16,485)	(3,154,888)	(208.9)
Partners Group Holding AG	(7,884)	(10,847,032)	(718.2)
SIG Group AG	(8,505)	(183,539)	(12.1)
Sika AG, Registered Shares	(22,133)	(6,164,420)	(408.1)
Swatch Group AG, Registered Shares	(19,472)	(788,948)	(52.2)
Swiss Life Holding AG, Registered Shares	(5,599)	(4,559,264)	(301.9)
Swisscom AG, Registered Shares	(6,502)	(3,961,545)	(262.3)
(29,931,008)
United Kingdom
DS Smith PLC	(79,060)	(555,844)	(36.8)
Endeavour Mining PLC	(31,185)	(699,294)	(46.3)
JD Sports Fashion PLC	(706,935)	(1,133,560)	(75.1)
Rentokil Initial PLC	(293,042)	(1,469,832)	(97.3)
RS Group PLC	(447,796)	(4,014,630)	(265.8)
Segro PLC	(9,752)	(98,811)	(6.5)
Wise PLC, Class A	(7,527)	(68,655)	(4.6)
(8,040,626)
United States
Tenaris SA	(11,406)	(187,919)	(12.4)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(51,064)	(3,592,883)	(237.9)
Volkswagen AG	(93,481)	(9,073,524)	(600.7)
Total Reference Entity — Short		(232,516,873)
Net Value of Reference Entity — Bank of America N.A.		$1,510,348
The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 12/06/24 — 02/22/27:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Lendlease Corp Ltd.	4	$18	(0.0)%
Qantas Airways Ltd.	59,965	317,483	(5.0)
REA Group Ltd.	60,138	8,890,496	(139.1)
		9,207,997
Belgium
Liberty Global Ltd., Class C	188,874	3,894,582	(60.9)
Security	Shares	Value	% of Basket Value
Brazil
MercadoLibre, Inc.	11,567	$23,564,061	(368.8)%
China
Yangzijiang Shipbuilding Holdings Ltd.	1,433,500	2,784,997	(43.6)
Denmark
AP Moller - Maersk A/S, Class A	399	608,451	(9.5)
AP Moller - Maersk A/S, Class B	6,956	11,002,745	(172.2)
Genmab A/S	9,468	2,120,427	(33.2)
Novo Nordisk A/S, Class B	44,393	4,979,340	(77.9)
		18,710,963
France
Amundi SA	13,034	945,018	(14.8)
Bouygues SA	111,981	3,599,240	(56.3)
Cie Generale des Etablissements Michelin SCA	191,151	6,460,045	(101.1)
Engie SA	505,114	8,466,473	(132.5)
Gaztransport Et Technigaz SA	11,503	1,673,676	(26.2)
Nexans SA	26,494	3,688,035	(57.7)
Valeo SE	626,471	6,090,639	(95.3)
Veolia Environnement SA	30,376	964,428	(15.1)
		31,887,554
Germany
Evonik Industries AG	328,238	7,234,096	(113.2)
HUGO BOSS AG	17,988	828,133	(13.0)
Nordex SE	157,998	2,251,557	(35.2)
Rheinmetall AG	1,334	686,790	(10.7)
Siemens Energy AG	742,663	30,503,464	(477.4)
		41,504,040
Hong Kong
Prudential PLC	492,838	4,102,802	(64.2)
Sun Hung Kai Properties Ltd.	21,500	232,801	(3.6)
		4,335,603
Israel
Cellebrite Di Ltd.	303,984	5,517,310	(86.4)
Wix.com Ltd.	29,953	5,005,745	(78.3)
ZIM Integrated Shipping Services Ltd.	218,629	5,201,184	(81.4)
		15,724,239
Japan
Daikin Industries Ltd.	71,000	8,524,026	(133.4)
Marubeni Corp.	477,300	7,135,265	(111.7)
Nomura Holdings, Inc.	1,226,300	6,288,348	(98.4)
Recruit Holdings Co. Ltd.	15,800	964,788	(15.1)
Shiseido Co. Ltd.	56,600	1,221,706	(19.1)
Sumitomo Chemical Co. Ltd.	8,825,200	23,560,982	(368.7)
Trend Micro, Inc./Japan	3,100	162,199	(2.5)
Unicharm Corp.	17,900	577,185	(9.0)
USS Co. Ltd.	17,400	145,721	(2.3)
		48,580,220
Luxembourg
Eurofins Scientific SE	2,461	121,381	(1.9)
Netherlands
Arcadis NV	5,461	378,140	(5.9)
New Zealand
Meridian Energy Ltd.	3,480	12,359	(0.2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Singapore
Seatrium Ltd.	194,400	$277,100	(4.4)%
Singapore Telecommunications Ltd.	2,855,300	6,736,311	(105.4)
		7,013,411
Spain
Acciona SA	29,589	3,797,164	(59.4)
ACS Actividades de Construccion y Servicios SA	213,476	10,237,332	(160.2)
Banco Bilbao Vizcaya Argentaria SA	266,190	2,649,834	(41.5)
Enagas SA	298,456	4,233,690	(66.2)
		20,918,020
Sweden
H & M Hennes & Mauritz AB, Class B	608,526	9,071,473	(142.0)
Switzerland
ABB Ltd., Class N, Registered Shares	253,166	14,068,713	(220.2)
DSM-Firmenich AG	50,831	6,027,703	(94.3)
Givaudan SA, Registered Shares	2,412	11,450,845	(179.2)
Kuehne & Nagel International AG, Registered Shares	37,478	9,355,965	(146.4)
TE Connectivity PLC	84,355	12,435,614	(194.6)
		53,338,840
United Kingdom
Diploma PLC	10,563	580,687	(9.1)
Rolls-Royce Holdings PLC	5,207,072	35,930,868	(562.3)
		36,511,555
United States
Abercrombie & Fitch Co., Class A	15,481	2,040,241	(31.9)
AECOM	47,410	5,063,388	(79.2)
Agilent Technologies, Inc.	38,807	5,056,940	(79.1)
Akamai Technologies, Inc.	42,192	4,264,767	(66.7)
Alaska Air Group, Inc.	211,573	10,136,462	(158.6)
Align Technology, Inc.	63,307	12,979,834	(203.1)
Alkermes PLC	56,811	1,460,043	(22.8)
Altria Group, Inc.	543,993	29,625,859	(463.6)
Amazon.com, Inc.	172,242	32,105,909	(502.4)
AMETEK, Inc.	20,418	3,743,436	(58.6)
Apple, Inc.	135,197	30,542,354	(478.0)
Arista Networks, Inc.	4,524	1,748,255	(27.4)
Arrow Electronics, Inc.	19,472	2,310,742	(36.2)
AutoNation, Inc.	26,399	4,104,253	(64.2)
AZEK Co., Inc., Class A	415,158	18,266,952	(285.9)
Ball Corp.	29,469	1,746,038	(27.3)
Bank of America Corp.	926,025	38,726,365	(606.0)
Becton Dickinson & Co.	73,782	17,234,737	(269.7)
Berry Global Group, Inc.	1,912	134,700	(2.1)
Biogen, Inc.	21,896	3,809,904	(59.6)
BioMarin Pharmaceutical, Inc.	23,228	1,530,493	(24.0)
Blueprint Medicines Corp.	44,737	3,914,935	(61.3)
Booking Holdings, Inc.	1,896	8,866,170	(138.7)
Box, Inc., Class A	72,093	2,289,674	(35.8)
Bunge Global SA	14,869	1,249,293	(19.6)
CACI International, Inc., Class A	1,299	717,775	(11.2)
Carnival Corp.	823,448	18,115,856	(283.5)
Cboe Global Markets, Inc.	104,233	22,261,042	(348.4)
Centene Corp.	4,109	255,826	(4.0)
Cheniere Energy, Inc.	77,362	14,805,540	(231.7)
Chevron Corp.	213,493	31,772,028	(497.2)
Cirrus Logic, Inc.	24,235	2,661,488	(41.6)
Citigroup, Inc.	202,456	12,991,602	(203.3)
Security	Shares	Value	% of Basket Value
United States (continued)
Colgate-Palmolive Co.	221,918	$20,795,936	(325.4)%
ConocoPhillips	233,044	25,527,640	(399.5)
CRH PLC	66,669	6,362,223	(99.6)
CSL Ltd.	7,951	1,492,842	(23.4)
CyberArk Software Ltd.	7,282	2,013,619	(31.5)
D.R. Horton, Inc.	76,220	12,881,180	(201.6)
Deckers Outdoor Corp.	26,282	4,228,511	(66.2)
Devon Energy Corp.	318,489	12,319,155	(192.8)
Dropbox, Inc., Class A	104,451	2,700,058	(42.3)
Dycom Industries, Inc.	13,177	2,297,146	(35.9)
EMCOR Group, Inc.	6,645	2,964,135	(46.4)
EOG Resources, Inc.	90,561	11,044,820	(172.8)
Etsy, Inc.	72,436	3,726,108	(58.3)
Exelixis, Inc.	70,550	2,342,260	(36.7)
ExlService Holdings, Inc.	59,649	2,485,574	(38.9)
Ferguson Enterprises, Inc.	67,632	13,305,920	(208.2)
First Horizon Corp.	903,856	15,663,824	(245.1)
Flex Ltd.	386,891	13,413,511	(209.9)
Flowserve Corp.	97,179	5,115,503	(80.1)
Fox Corp., Class A	254,290	10,680,180	(167.1)
Generac Holdings, Inc.	109,622	18,147,922	(284.0)
GoDaddy, Inc., Class A	28,991	4,835,699	(75.7)
Guidewire Software, Inc.	92,215	17,175,966	(268.8)
Halliburton Co.	1,164,938	32,315,380	(505.7)
HCA Healthcare, Inc.	42,557	15,266,898	(238.9)
Hershey Co.	5,707	1,013,449	(15.9)
Holcim AG	19,182	1,883,685	(29.5)
Incyte Corp.	28,235	2,092,778	(32.8)
Installed Building Products, Inc.	68,096	14,770,022	(231.1)
Invesco Ltd.	764,267	13,252,390	(207.4)
KB Home	5,846	458,911	(7.2)
Kimberly-Clark Corp.	108,036	14,496,270	(226.9)
KLA Corp.	8,013	5,338,501	(83.5)
Lam Research Corp.	182,338	13,556,830	(212.2)
Lamar Advertising Co., Class A	22,023	2,907,036	(45.5)
Leidos Holdings, Inc.	86,269	15,801,030	(247.3)
Lennar Corp., Class A	184,128	31,356,998	(490.7)
Lockheed Martin Corp.	24,679	13,475,968	(210.9)
Maximus, Inc.	13,964	1,207,048	(18.9)
Medtronic PLC	236,443	21,102,538	(330.2)
Merck & Co., Inc.	131,671	13,472,577	(210.8)
Mettler-Toledo International, Inc.	4,639	5,992,428	(93.8)
MGIC Investment Corp.	122,096	3,057,284	(47.8)
MGM Resorts International	220,263	8,121,097	(127.1)
Micron Technology, Inc.	381,572	38,023,650	(595.0)
Microsoft Corp.	79,814	32,432,419	(507.5)
Moody’s Corp.	5,038	2,287,454	(35.8)
Motorola Solutions, Inc.	33,578	15,088,274	(236.1)
Neurocrine Biosciences, Inc.	7,114	855,601	(13.4)
Nutanix, Inc., Class A	137,830	8,559,243	(133.9)
NVR, Inc.	1,008	9,226,032	(144.4)
Owens Corning	13,395	2,368,102	(37.1)
Paramount Global, Class B	283,045	3,096,512	(48.5)
Penske Automotive Group, Inc.	15,822	2,382,319	(37.3)
Pfizer, Inc.	311,852	8,825,412	(138.1)
Pinterest, Inc., Class A	15,867	504,412	(7.9)
Progressive Corp.	19,670	4,776,466	(74.7)
PulteGroup, Inc.	134,784	17,458,572	(273.2)
Qualys, Inc.	105,283	12,553,945	(196.5)
Reinsurance Group of America, Inc.	13,213	2,789,000	(43.6)
Robert Half, Inc.	221,250	15,069,337	(235.8)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Schlumberger NV	247,690	$9,924,938	(155.3)%
Skechers USA, Inc., Class A	98,196	6,035,126	(94.4)
Smartsheet, Inc., Class A	279,879	15,790,773	(247.1)
Snap, Inc., Class A	1,703,167	20,710,511	(324.1)
Spotify Technology SA	35,841	13,802,369	(216.0)
T Rowe Price Group, Inc.	117,265	12,882,733	(201.6)
Taylor Morrison Home Corp., Class A	156,567	10,724,840	(167.8)
TD SYNNEX Corp.	38,445	4,434,631	(69.4)
Teradyne, Inc.	30,991	3,291,554	(51.5)
Thermo Fisher Scientific, Inc.	10,856	5,930,850	(92.8)
Toll Brothers, Inc.	126,537	18,530,078	(290.0)
Trex Co., Inc.	37,268	2,640,438	(41.3)
U.S. Bancorp	180,315	8,711,018	(136.3)
Uber Technologies, Inc.	14,580	1,050,489	(16.4)
UDR, Inc.	127,832	5,393,232	(84.4)
UGI Corp.	35,729	854,280	(13.4)
United Therapeutics Corp.	907	339,191	(5.3)
Valero Energy Corp.	25,621	3,324,581	(52.0)
Veeva Systems, Inc., Class A	9,492	1,982,214	(31.0)
VeriSign, Inc.	38,441	6,797,906	(106.4)
Visa, Inc., Class A	116,505	33,768,974	(528.5)
Webster Financial Corp.	25,424	1,316,963	(20.6)
Westinghouse Air Brake Technologies Corp.	8,210	1,543,316	(24.2)
Wingstop, Inc.	22,116	6,362,552	(99.6)
Workday, Inc., Class A	18,930	4,426,781	(69.3)
Xylem, Inc.	26,577	3,236,547	(50.6)
Zoetis, Inc., Class A	46,276	8,273,223	(129.5)
		1,177,368,609
Total Reference Entity — Long		1,504,928,044
Reference Entity — Short
Common Stocks
Australia
Endeavour Group Ltd./Australia	(285,380)	(877,861)	13.7
Paladin Energy Ltd.	(224,007)	(1,474,773)	23.1
Pilbara Minerals Ltd.	(390,606)	(723,475)	11.3
Rio Tinto PLC	(81,174)	(5,246,114)	82.1
SEEK Ltd.	(32,930)	(534,988)	8.4
Seven Group Holdings Ltd.	(114,173)	(3,110,658)	48.7
Treasury Wine Estates Ltd.	(1,138,105)	(8,449,683)	132.2
		(20,417,552)
Belgium
Anheuser-Busch InBev SA	(375,203)	(22,246,298)	348.1
Bermuda
RenaissanceRe Holdings Ltd.	(32,570)	(8,546,368)	133.8
Canada
Alimentation Couche-Tard, Inc.	(129,647)	(6,760,993)	105.8
Canadian Western Bank	(314,336)	(12,924,722)	202.2
Peyto Exploration & Development Corp.	(219,667)	(2,394,904)	37.5
		(22,080,619)
Denmark
Bavarian Nordic A/S	(37,917)	(1,193,788)	18.7
Coloplast A/S, Class B	(27,329)	(3,422,973)	53.6
Danske Bank A/S	(423,770)	(12,530,472)	196.1
DSV A/S	(21,489)	(4,704,059)	73.6
Security	Shares	Value	% of Basket Value
Denmark (continued)
NKT A/S, Class B	(190)	$(17,814)	0.3%
Novozymes A/S, Class B	(24,423)	(1,534,784)	24.0
		(23,403,890)
France
Cie de Saint-Gobain SA	(144,364)	(13,091,635)	204.9
EssilorLuxottica SA	(90,238)	(21,166,034)	331.2
Kering SA	(35,733)	(8,925,048)	139.7
Klepierre SA	(222,117)	(7,101,434)	111.2
LVMH Moet Hennessy Louis Vuitton SE	(1,749)	(1,164,345)	18.2
Renault SA	(14,143)	(647,105)	10.1
TotalEnergies SE	(59,081)	(3,707,666)	58.0
Unibail-Rodamco-Westfield	(45,243)	(3,699,623)	57.9
		(59,502,890)
Germany
Beiersdorf AG	(1,291)	(174,277)	2.7
MTU Aero Engines AG, Class N	(20,917)	(6,836,535)	107.0
Siemens Healthineers AG	(8,935)	(466,447)	7.3
SMA Solar Technology AG	(5)	(87)	0.0
		(7,477,346)
Israel
Global-e Online Ltd.	(14,736)	(566,452)	8.8
Mobileye Global, Inc., Class A	(40,254)	(547,857)	8.6
Oddity Tech Ltd., Class A	(4,002)	(153,637)	2.4
		(1,267,946)
Japan
Advantest Corp.	(224,200)	(12,981,091)	203.1
Ajinomoto Co., Inc.	(74,300)	(2,854,290)	44.7
Asics Corp.	(110,200)	(1,924,852)	30.1
BayCurrent, Inc.	(363,700)	(11,819,900)	185.0
Central Japan Railway Co.	(19,000)	(393,475)	6.2
Chugai Pharmaceutical Co. Ltd.	(277,700)	(13,213,369)	206.8
Chugoku Electric Power Co., Inc.	(690,200)	(5,023,044)	78.6
Cosmos Pharmaceutical Corp.	(7,700)	(370,085)	5.8
Credit Saison Co. Ltd.	(14,000)	(314,892)	4.9
Dexerials Corp.	(60,600)	(925,215)	14.5
East Japan Railway Co.	(4,400)	(88,375)	1.4
Food & Life Cos. Ltd.	(10,800)	(212,972)	3.3
Fujikura Ltd.	(135,600)	(4,983,739)	78.0
GMO Payment Gateway, Inc.	(2,100)	(125,784)	2.0
Hamamatsu Photonics KK	(2,100)	(27,768)	0.4
Hankyu Hanshin Holdings, Inc.	(100,800)	(2,740,757)	42.9
Hoshizaki Corp.	(72,600)	(2,386,233)	37.3
Ibiden Co. Ltd.	(436,100)	(13,852,576)	216.8
Japan Post Holdings Co. Ltd.	(97,900)	(903,234)	14.1
Japan Real Estate Investment Corp.	(3,074)	(11,181,524)	175.0
Japan Steel Works Ltd.	(136,300)	(4,623,138)	72.3
Jeol Ltd.	(2,900)	(107,577)	1.7
Kawasaki Heavy Industries Ltd.	(46,900)	(1,795,722)	28.1
Keisei Electric Railway Co. Ltd.	(131,300)	(3,416,142)	53.5
Keyence Corp.	(3,000)	(1,354,240)	21.2
Kikkoman Corp.	(979,200)	(11,488,705)	179.8
Kintetsu Group Holdings Co. Ltd.	(44,000)	(1,022,626)	16.0
Kobayashi Pharmaceutical Co. Ltd.	(100)	(3,725)	0.1
Kobe Bussan Co. Ltd.	(319,000)	(7,824,973)	122.5
Kokusai Electric Corp.	(262,100)	(4,779,061)	74.8
Konami Group Corp.	(4,200)	(384,971)	6.0
Kosaido Holdings Co. Ltd.	(53,600)	(2,689,062)	42.1
Kuraray Co. Ltd.	(28,200)	(382,151)	6.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Kyoto Financial Group, Inc.	(115,900)	$(1,700,991)	26.6%
Kyushu Railway Co.	(193,100)	(5,080,559)	79.5
Lasertec Corp.	(3,000)	(407,087)	6.4
Maruwa Co. Ltd.	(15,900)	(4,386,292)	68.6
MatsukiyoCocokara & Co.	(2,400)	(32,675)	0.5
Mebuki Financial Group, Inc.	(406,600)	(1,520,847)	23.8
Mercari, Inc.	(513,900)	(7,189,010)	112.5
MinebeaMitsumi, Inc.	(189,200)	(3,330,765)	52.1
Mitsubishi Heavy Industries Ltd.	(96,700)	(1,365,109)	21.4
MonotaRO Co. Ltd.	(14,400)	(217,243)	3.4
Nichirei Corp.	(6,900)	(192,822)	3.0
Nippon Building Fund, Inc.	(213)	(182,944)	2.9
Nippon Sanso Holdings Corp.	(196,100)	(6,807,022)	106.5
Nissan Chemical Corp.	(67,500)	(2,279,826)	35.7
Nissin Foods Holdings Co. Ltd.	(5,800)	(156,176)	2.4
Nitori Holdings Co. Ltd.	(31,100)	(3,960,727)	62.0
Obic Co. Ltd.	(197,000)	(6,437,451)	100.7
Omron Corp.	(63,200)	(2,495,218)	39.0
Rakus Co. Ltd.	(167,700)	(2,242,366)	35.1
Rakuten Bank Ltd.	(401,900)	(8,148,325)	127.5
Renesas Electronics Corp.	(221,300)	(2,965,048)	46.4
Rohto Pharmaceutical Co. Ltd.	(3,500)	(78,706)	1.2
Rorze Corp.	(183,300)	(2,671,510)	41.8
Ryohin Keikaku Co. Ltd.	(25,400)	(415,668)	6.5
Sanrio Co. Ltd.	(10,400)	(282,141)	4.4
Sanwa Holdings Corp.	(90,200)	(2,285,131)	35.8
Sapporo Holdings Ltd.	(37,000)	(1,775,982)	27.8
SBI Sumishin Net Bank Ltd.	(312,200)	(5,468,795)	85.6
SCREEN Holdings Co. Ltd.	(13,200)	(842,697)	13.2
Secom Co. Ltd.	(164,600)	(5,853,651)	91.6
Seibu Holdings, Inc.	(170,400)	(3,804,795)	59.5
SG Holdings Co. Ltd.	(230,500)	(2,311,534)	36.2
Shimadzu Corp.	(40,600)	(1,197,613)	18.7
Shimano, Inc.	(16,600)	(2,438,700)	38.2
Shin-Etsu Chemical Co. Ltd.	(24,300)	(890,448)	13.9
Shinko Electric Industries Co. Ltd.	(506,300)	(18,105,992)	283.3
SMC Corp.	(9,200)	(3,905,825)	61.1
Socionext, Inc.	(182,100)	(3,390,178)	53.0
SUMCO Corp.	(513,800)	(4,912,658)	76.9
Sumitomo Forestry Co. Ltd.	(139,300)	(5,366,371)	84.0
Sumitomo Metal Mining Co. Ltd.	(3,900)	(107,829)	1.7
Toho Co. Ltd.	(102,900)	(3,929,563)	61.5
Tohoku Electric Power Co., Inc.	(86,000)	(843,564)	13.2
Tokyo Electric Power Co Holdings, Inc.	(2,558,600)	(10,332,942)	161.7
Tokyo Gas Co. Ltd.	(43,300)	(1,068,336)	16.7
Tokyu Corp.	(91,800)	(1,131,748)	17.7
Toray Industries, Inc.	(49,600)	(269,728)	4.2
TOTO Ltd.	(400)	(11,160)	0.2
Trial Holdings, Inc.	(9,900)	(184,650)	2.9
Visional, Inc.	(48,400)	(2,589,840)	40.5
Yakult Honsha Co. Ltd.	(52,500)	(1,140,882)	17.9
Yamaha Corp.	(80,500)	(650,058)	10.2
Yamaha Motor Co. Ltd.	(399,800)	(3,494,659)	54.7
ZOZO, Inc.	(216,900)	(7,033,081)	110.1
		(286,080,206)
Security	Shares	Value	% of Basket Value
Netherlands
IMCD NV	(18,723)	$(2,976,789)	46.6%
Universal Music Group NV	(1,326,440)	(33,381,418)	522.4
		(36,358,207)
Norway
DNB Bank ASA	(221,515)	(4,590,448)	71.8
Singapore
CapitaLand Investment Ltd./Singapore	(3,700)	(7,817)	0.1
Sembcorp Industries Ltd.	(490,300)	(1,860,123)	29.1
		(1,867,940)
Spain
CaixaBank SA	(53,671)	(327,058)	5.1
Sweden
Castellum AB	(56,256)	(704,478)	11.0
Epiroc AB, Class A	(339,770)	(6,635,808)	103.9
Epiroc AB, Class B	(83,223)	(1,433,684)	22.4
EQT AB	(136,677)	(3,965,410)	62.1
Lifco AB, Class B	(8,663)	(258,486)	4.1
Skandinaviska Enskilda Banken AB, Class A	(119,581)	(1,688,873)	26.4
Volvo Car AB, Class B	(237,484)	(513,136)	8.0
		(15,199,875)
Switzerland
Baloise Holding AG, Class N, Registered Shares	(1,144)	(218,938)	3.4
EMS-Chemie Holding AG, Registered Shares	(14)	(10,767)	0.2
Julius Baer Group Ltd., Class N	(62,320)	(3,799,748)	59.5
Partners Group Holding AG	(12,706)	(17,481,278)	273.6
Sandoz Group AG	(102,689)	(4,681,413)	73.2
Sika AG, Registered Shares	(38,527)	(10,730,429)	167.9
Swiss Life Holding AG, Class N, Registered Shares	(2,974)	(2,421,727)	37.9
Swisscom AG, Class N, Registered Shares	(1,818)	(1,107,673)	17.3
UBS Group AG, Registered Shares	(370,377)	(11,329,086)	177.3
VAT Group AG	(3,792)	(1,578,966)	24.7
		(53,360,025)
United Kingdom
DS Smith PLC	(2,236,830)	(15,726,378)	246.1
Entain PLC	(306,659)	(2,949,294)	46.2
HSBC Holdings PLC	(866,083)	(7,948,927)	124.4
InterContinental Hotels Group PLC	(1,236)	(136,328)	2.1
LondonMetric Property PLC	(977,711)	(2,443,980)	38.3
RELX PLC	(257,817)	(11,823,407)	185.0
St James’s Place PLC	(55,007)	(577,057)	9.0
WPP PLC	(1,735,370)	(18,240,347)	285.4
		(59,845,718)
United States
AAON, Inc.	(81,330)	(9,289,513)	145.4
Air Lease Corp., Class A	(39,258)	(1,741,092)	27.2
Alexandria Real Estate Equities, Inc.	(10,907)	(1,216,676)	19.0
Alight, Inc., Class A	(1,683,123)	(11,664,042)	182.5
Antero Midstream Corp.	(1,357,894)	(19,512,937)	305.4
APA Corp.	(478,192)	(11,285,331)	176.6
Apollo Global Management, Inc.	(60,160)	(8,618,522)	134.9
Applied Industrial Technologies, Inc.	(1,074)	(248,728)	3.9
Aptiv PLC	(222,343)	(12,635,753)	197.7
Aspen Technology, Inc.	(28,317)	(6,646,849)	104.0

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Assurant, Inc.	(77,678)	$(14,890,873)	233.0%
AST SpaceMobile, Inc., Class A	(13,362)	(318,149)	5.0
ATI, Inc.	(60,138)	(3,169,874)	49.6
Bill Holdings, Inc.	(51,126)	(2,983,713)	46.7
BXP, Inc.	(246,841)	(19,885,511)	311.2
Cadence Design Systems, Inc.	(67,194)	(18,553,607)	290.3
Carrier Global Corp.	(692,456)	(50,355,400)	788.0
Casella Waste Systems, Inc., Class A	(181,953)	(17,809,560)	278.7
Celanese Corp., Class A	(63,615)	(8,013,582)	125.4
Champion Homes, Inc.	(19,926)	(1,758,071)	27.5
Chart Industries, Inc.	(25,994)	(3,137,996)	49.1
Chord Energy Corp.	(16,186)	(2,024,869)	31.7
Chubb Ltd.	(47,648)	(13,457,701)	210.6
Churchill Downs, Inc.	(7,993)	(1,119,819)	17.5
Clearwater Analytics Holdings, Inc., Class A	(99,315)	(2,593,115)	40.6
Coca-Cola Consolidated, Inc.	(794)	(892,662)	14.0
Commercial Metals Co.	(50,629)	(2,723,840)	42.6
Constellation Energy Corp.	(40,090)	(10,542,066)	165.0
Core & Main, Inc., Class A	(63,940)	(2,831,263)	44.3
Crane Co.	(17,118)	(2,692,319)	42.1
Darling Ingredients, Inc.	(15,728)	(615,122)	9.6
Diamondback Energy, Inc.	(84,461)	(14,930,171)	233.6
Dillard’s, Inc., Class A	(54,173)	(20,126,353)	315.0
Duolingo, Inc., Class A	(5,182)	(1,518,171)	23.8
Dutch Bros, Inc., Class A	(147,565)	(4,887,353)	76.5
Elastic NV	(1,444)	(115,852)	1.8
EQT Corp.	(1,396,380)	(51,023,725)	798.5
Erie Indemnity Co., Class A	(38)	(17,056)	0.3
Expand Energy Corp.	(3,029)	(256,617)	4.0
Fastenal Co.	(57,466)	(4,492,692)	70.3
GE HealthCare Technologies, Inc.	(154,996)	(13,538,901)	211.9
Gen Digital, Inc.	(133,805)	(3,895,064)	61.0
Glaukos Corp.	(31,920)	(4,221,420)	66.1
Globus Medical, Inc., Class A	(79,165)	(5,821,794)	91.1
GXO Logistics, Inc.	(66,435)	(3,973,477)	62.2
HealthEquity, Inc.	(1,181)	(100,680)	1.6
Hilton Worldwide Holdings, Inc.	(28,798)	(6,763,210)	105.8
Ingersoll Rand, Inc.	(473,070)	(45,414,720)	710.7
Inspire Medical Systems, Inc.	(10,558)	(2,059,232)	32.2
International Business Machines Corp.	(44,724)	(9,245,345)	144.7
Interpublic Group of Cos, Inc.	(87,420)	(2,570,148)	40.2
Intra-Cellular Therapies, Inc.	(5,141)	(435,700)	6.8
Intuitive Surgical, Inc.	(16,037)	(8,080,082)	126.4
Kenvue, Inc.	(415,086)	(9,517,922)	148.9
Keurig Dr. Pepper, Inc.	(167,732)	(5,526,769)	86.5
Kinsale Capital Group, Inc.	(17,571)	(7,522,321)	117.7
Lamb Weston Holdings, Inc.	(493,878)	(38,369,382)	600.4
Lantheus Holdings, Inc.	(87,726)	(9,635,824)	150.8
LPL Financial Holdings, Inc.	(17,677)	(4,988,096)	78.1
Maplebear, Inc.	(44,963)	(1,982,868)	31.0
MarketAxess Holdings, Inc.	(9,948)	(2,879,150)	45.1
Matador Resources Co.	(80,479)	(4,193,761)	65.6
Match Group, Inc.	(12,446)	(448,429)	7.0
Modine Manufacturing Co.	(22,455)	(2,644,525)	41.4
Monday.com Ltd.	(27,341)	(8,034,700)	125.7
Mueller Industries, Inc.	(20,224)	(1,657,761)	25.9
Nestle SA, Class N, Registered Shares	(189,687)	(17,924,019)	280.5
Norfolk Southern Corp.	(115,694)	(28,973,248)	453.4
Old National Bancorp	(294,901)	(5,679,793)	88.9
Omnicom Group, Inc.	(60,626)	(6,123,226)	95.8
ON Semiconductor Corp.	(17,283)	(1,218,279)	19.1
Security	Shares	Value	% of Basket Value
United States (continued)
Paychex, Inc.	(111,349)	$(15,514,256)	242.8%
Paylocity Holding Corp.	(65,572)	(12,102,624)	189.4
PepsiCo, Inc.	(205,945)	(34,203,346)	535.2
Pinnacle Financial Partners, Inc.	(5,945)	(626,900)	9.8
Primerica, Inc.	(2,711)	(750,432)	11.7
Procore Technologies, Inc.	(13,796)	(905,707)	14.2
PTC, Inc.	(40,184)	(7,447,301)	116.5
Raymond James Financial, Inc.	(27,733)	(4,110,585)	64.3
RH	(9,112)	(2,898,072)	45.4
Robinhood Markets, Inc., Class A	(176,836)	(4,153,878)	65.0
Roku, Inc., Class A	(2,195)	(140,656)	2.2
Ryan Specialty Holdings, Inc., Class A	(164,436)	(10,831,399)	169.5
Ryman Hospitality Properties, Inc.	(14,263)	(1,526,854)	23.9
Shift4 Payments, Inc., Class A	(94,492)	(8,545,856)	133.7
Sinch AB	(273,056)	(815,421)	12.8
SouthState Corp.	(78,900)	(7,695,117)	120.4
STAG Industrial, Inc.	(51,851)	(1,933,005)	30.3
Summit Materials, Inc., Class A	(148,230)	(7,027,584)	110.0
Super Micro Computer, Inc.	(432,344)	(12,585,534)	197.0
Symbotic, Inc., Class A	(87,821)	(2,440,546)	38.2
Teledyne Technologies, Inc.	(13,085)	(5,957,862)	93.2
TKO Group Holdings, Inc., Class A	(32,709)	(3,819,430)	59.8
Toast, Inc., Class A	(196,419)	(5,898,463)	92.3
Trade Desk, Inc., Class A	(210,764)	(25,335,940)	396.5
Tradeweb Markets, Inc., Class A	(52,232)	(6,633,464)	103.8
Unity Software, Inc.	(5,341)	(107,247)	1.7
Valaris Ltd.	(151,506)	(7,666,204)	120.0
VICI Properties, Inc.	(16,443)	(522,230)	8.2
Walgreens Boots Alliance, Inc.	(2,424,632)	(22,937,019)	358.9
Welltower, Inc.	(216,927)	(29,259,114)	457.9
Western Alliance Bancorp	(223,716)	(18,615,408)	291.3
Wyndham Hotels & Resorts, Inc.	(4,896)	(432,415)	6.8
		(887,476,260)
Preferred Stocks
Germany
Dr Ing hc F Porsche AG	(1,089)	(76,623)	1.2
Porsche Automobil Holding SE	(28,716)	(1,192,956)	18.7
Total Reference Entity — Short		(1,511,318,225)
Net Value of Reference Entity — Barclays Bank PLC		$(6,390,181)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 12/06/24 — 04/06/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Collins Foods Ltd.	112,746	$615,545	11.7%
Domino’s Pizza Enterprises Ltd.	43,709	956,595	18.2
EBOS Group Ltd.	95,222	2,077,368	39.5
GrainCorp Ltd., Class A	69,088	408,240	7.8
Incitec Pivot Ltd.	314,284	619,994	11.8
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
IRESS Ltd.	225,023	$1,463,299	27.8%
SmartGroup Corp. Ltd.	441,165	2,238,296	42.6
		8,379,337
Austria
IMMOFINANZ AG	138,268	2,246,991	42.8
Kontron AG	10,116	170,349	3.2
		2,417,340
Belgium
Aedifica SA	35,695	2,304,388	43.9
Liberty Global Ltd., Class A	176,525	3,496,960	66.5
		5,801,348
Canada
ADENTRA, Inc.	25,192	694,596	13.2
Birchcliff Energy Ltd.	1,848,330	6,889,670	131.1
International Petroleum Corp.	16,741	189,737	3.6
Torex Gold Resources, Inc.	84,416	1,820,672	34.6
		9,594,675
France
Clariane SE	23,826	53,914	1.0
Coface SA	220,894	3,562,179	67.8
Elior Group SA	82,583	378,154	7.2
Forvia SE	48,973	467,194	8.9
ICADE	5,969	156,125	3.0
Opmobility	138,116	1,357,589	25.8
SPIE SA	245,210	8,875,017	168.8
		14,850,172
Germany
CANCOM SE	55,331	1,477,528	28.1
CECONOMY AG	13,740	44,224	0.8
Deutz AG	53,856	239,487	4.6
Duerr AG	2,200	50,983	1.0
Hapag-Lloyd AG	11,080	1,943,097	37.0
Nagarro SE	1,166	113,908	2.2
ProSiebenSat.1 Media SE	207,886	1,279,639	24.3
Stroeer SE & Co KGaA	45,028	2,671,785	50.8
		7,820,651
Iraq
Gulf Keystone Petroleum Ltd.	1,242,879	2,072,202	39.4
Ireland
Cimpress PLC	48,991	3,380,869	64.3
Israel
Sapiens International Corp NV	7,206	265,757	5.1
Italy
ACEA SpA	9,098	172,395	3.3
Fincantieri SpA	296,794	1,655,543	31.5
MFE-MediaForEurope NV, Class A	593,956	1,943,387	36.9
		3,771,325
Japan
ADEKA Corp.	20,800	375,245	7.1
Aica Kogyo Co., Ltd.	140,700	3,044,699	57.9
Air Water, Inc.	51,400	646,563	12.3
Azbil Corp.	721,800	5,612,686	106.8
Canon Electronics, Inc.	9,500	149,980	2.8
Canon Marketing Japan, Inc.	72,800	2,186,842	41.6
DyDo Group Holdings, Inc.	64,100	1,285,488	24.5
Security	Shares	Value	% of Basket Value
Japan (continued)
EXEO Group, Inc.	64,100	$656,049	12.5%
Fuji Kyuko Co. Ltd.	12,700	213,075	4.1
Fujitsu General Ltd.	301,700	3,762,424	71.6
Furuno Electric Co. Ltd.	7,900	127,375	2.4
Hakuhodo DY Holdings, Inc.	602,700	4,776,345	90.9
HIS Co. Ltd.	95,800	1,097,887	20.9
Iida Group Holdings Co. Ltd.	154,400	2,238,340	42.6
INFRONEER Holdings, Inc.	626,600	4,710,330	89.6
Iyogin Holdings, Inc.	391,600	3,717,460	70.7
Japan Aviation Electronics Industry Ltd.	167,600	3,109,109	59.1
Japan Prime Realty Investment Corp.	889	1,953,164	37.2
Joyful Honda Co. Ltd.	26,600	359,905	6.8
Kewpie Corp.	272,100	6,434,703	122.4
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,500	55,528	1.1
Nagoya Railroad Co. Ltd.	327,000	3,624,241	68.9
Nichicon Corp.	246,700	1,611,462	30.7
Rinnai Corp.	206,700	4,528,166	86.1
San-A Co. Ltd.	52,600	985,282	18.7
Ship Healthcare Holdings, Inc.	182,900	2,781,230	52.9
Sumitomo Heavy Industries Ltd.	28,500	635,064	12.1
Sumitomo Rubber Industries Ltd.	780,600	8,000,090	152.2
Takasago Thermal Engineering Co. Ltd.	88,700	2,844,542	54.1
Takeuchi Manufacturing Co. Ltd.	25,600	797,788	15.2
Teijin Ltd.	55,500	496,962	9.5
Token Corp.	9,200	645,185	12.3
Tokuyama Corp.	86,800	1,519,690	28.9
Tsumura & Co.	191,600	6,262,306	119.1
Tsuruha Holdings, Inc.	12,100	676,822	12.9
UACJ Corp.	131,300	4,321,706	82.2
United Urban Investment Corp.	2,279	2,043,785	38.9
Zeon Corp.	585,400	5,450,393	103.7
		93,737,911
Luxembourg
APERAM SA	61,572	1,675,859	31.9
Malaysia
Frencken Group Ltd.	994,300	864,168	16.4
Monaco
Scorpio Tankers Inc.	73,894	4,305,803	81.9
Netherlands
PostNL NV	195,014	233,976	4.4
SBM Offshore NV	130,872	2,395,577	45.6
		2,629,553
Portugal
NOS SGPS SA	410,364	1,571,234	29.9
Singapore
iFAST Corp. Ltd	38,100	215,557	4.1
UOL Group Ltd.	463,600	1,873,267	35.6
		2,088,824
Spain
Indra Sistemas SA	114,575	2,019,897	38.4
Mapfre SA	398,552	1,139,305	21.7
Naturgy Energy Group SA	88,948	2,214,699	42.2
Unicaja Banco SA	4,345,326	5,462,512	103.9
		10,836,413
Sweden
AAK AB	37,400	1,073,631	20.4
Ambea AB	198,604	1,701,965	32.4

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Sweden (continued)
Billerud Aktiebolag	138,947	$1,233,725	23.5%
Camurus AB	6,054	340,442	6.5
Clas Ohlson AB, Class B	75,319	1,247,481	23.7
Loomis Ab, Class B	99,109	3,104,999	59.1
NCC AB, Class B	141,333	2,103,700	40.0
VBG Group AB, Class B	5,409	156,758	3.0
		10,962,701
Switzerland
Komax Holding AG, Registered Shares	6,405	814,291	15.5
United Kingdom
AJ Bell PLC	746,741	4,280,027	81.4
Babcock International Group PLC	1,244,225	7,572,612	144.1
Computacenter PLC	32,161	904,930	17.2
Dowlais Group PLC	4,686,823	2,966,688	56.4
Greggs PLC	259,409	9,197,161	175.0
Hammerson PLC	1,125,418	4,170,666	79.3
JET2 PLC	481,804	8,954,557	170.4
Johnson Service Group PLC	692,804	1,334,645	25.4
Lancashire Holdings Ltd.	194,500	1,582,537	30.1
Renew Holdings PLC	114,127	1,609,943	30.6
Serica Energy PLC	1,303,199	2,400,425	45.7
Softcat PLC	27,312	596,936	11.4
Telecom Plus PLC	21,578	467,439	8.9
Volution Group PLC	140,219	1,046,283	19.9
		47,084,849
United States
10X Genomics, Inc., Class A	546,917	8,767,080	166.8
1-800-Flowers.com, Inc., Class A	30,619	254,750	4.9
Accel Entertainment, Inc., Class A	92,046	1,016,188	19.3
Agilysys, Inc.	9,587	959,083	18.3
Alkami Technology, Inc.	15,842	579,976	11.0
Amalgamated Financial Corp.	66,940	2,220,065	42.2
Ambac Financial Group, Inc.	300,347	3,396,925	64.6
Ambarella, Inc.	116,008	6,518,490	124.0
AMN Healthcare Services, Inc.	62,338	2,365,104	45.0
Anywhere Real Estate, Inc.	80,968	312,536	5.9
Apogee Enterprises, Inc.	19,476	1,457,584	27.7
Argan, Inc.	43,117	5,693,169	108.3
Avanos Medical, Inc.	101,114	1,888,810	35.9
Avient Corp.	55,245	2,574,969	49.0
Azenta, Inc.	61,872	2,542,320	48.4
BancFirst Corp.	16,504	1,794,150	34.1
Bandwidth, Inc., Class A	156,055	3,043,073	57.9
Beazer Homes USA, Inc.	127,541	3,923,161	74.6
Black Hills Corp.	296,421	17,545,159	333.8
Blue Bird Corp.	63,937	2,692,387	51.2
BlueLinx Holdings, Inc.	36,404	3,984,782	75.8
Bristow Group, Inc.	4,783	158,652	3.0
Cable One, Inc.	9,694	3,311,083	63.0
Centerspace	67,419	4,696,408	89.4
Century Communities, Inc.	51,015	4,522,990	86.1
Chatham Lodging Trust	134,289	1,060,883	20.2
Construction Partners, Inc., Class A	31,096	2,448,188	46.6
Corcept Therapeutics, Inc.	154,981	7,589,420	144.4
Coursera, Inc.	806,729	5,606,767	106.7
CSG Systems International, Inc.	49,731	2,317,962	44.1
Delek U.S. Holdings, Inc.	494,241	7,744,756	147.3
Deluxe Corp.	80,854	1,516,821	28.9
Diebold Nixdorf, Inc.	89,134	4,125,122	78.5
Security	Shares	Value	% of Basket Value
United States (continued)
Dime Community Bancshares, Inc.	1,009	$30,341	0.6%
Diversified Energy Co PLC	4,959	59,871	1.1
DNOW, Inc.	143,593	1,698,705	32.3
Donnelley Financial Solutions, Inc.	29,912	1,745,066	33.2
Ducommun, Inc.	14,414	847,399	16.1
EnerSys	37,283	3,611,231	68.7
Ennis, Inc.	69,734	1,419,784	27.0
Enovis Corp.	318,321	13,137,108	249.9
Evolent Health, Inc., Class A	36,800	859,280	16.4
Federal Signal Corp.	17,470	1,425,028	27.1
Five9, Inc.	263,697	7,786,972	148.1
Flagstar Financial, Inc.	689,546	6,978,206	132.8
Foot Locker, Inc.	408,077	9,463,306	180.0
Forestar Group, Inc.	16,735	528,324	10.1
Franklin Covey Co.	10,322	410,919	7.8
Frontdoor, Inc.	82,390	4,093,959	77.9
Fulgent Genetics, Inc.	127,715	2,739,487	52.1
Genco Shipping & Trading Ltd.	189,572	2,983,863	56.8
Gentherm, Inc.	5,015	210,379	4.0
Gibraltar Industries, Inc.	34,219	2,309,440	43.9
G-III Apparel Group Ltd.	293,103	8,875,159	168.8
Global Industrial Co.	4,856	128,830	2.5
Goodyear Tire & Rubber Co.	286,041	2,291,188	43.6
Gray Television, Inc.	85,426	487,782	9.3
Griffon Corp.	75,353	4,738,197	90.1
Grocery Outlet Holding Corp.	95,135	1,360,431	25.9
Group 1 Automotive, Inc.	39,353	14,337,085	272.8
Guardant Health, Inc.	125,386	2,743,446	52.2
Gulfport Energy Corp.	49,780	6,891,543	131.1
Hancock Whitney Corp.	142,544	7,423,692	141.2
Health Catalyst, Inc.	47,882	372,043	7.1
Healthcare Services Group, Inc.	22,872	250,906	4.8
Heidrick & Struggles International, Inc.	1,786	69,761	1.3
Huntsman Corp.	175,535	3,861,770	73.5
Hyster-Yale, Inc., Class A	7,669	486,751	9.3
ICU Medical, Inc.	8,413	1,436,351	27.3
Intapp, Inc.	35,305	1,771,252	33.7
Interface, Inc., Class A	125,401	2,190,755	41.7
International Seaways, Inc.	158,249	6,890,161	131.1
Iridium Communications, Inc.	706,628	20,725,399	394.3
John Bean Technologies Corp.	513	57,158	1.1
Karat Packaging, Inc.	34,900	931,830	17.7
Kearny Financial Corp.	295,793	2,067,593	39.3
Koppers Holdings, Inc.	11,784	400,774	7.6
Korn Ferry	150,414	10,626,749	202.2
Landsea Homes Corp.	149,061	1,547,253	29.4
LifeStance Health Group, Inc.	982,982	6,595,809	125.5
LiveRamp Holdings, Inc.	287,267	7,190,293	136.8
M/I Homes, Inc.	85,025	12,888,940	245.2
ManpowerGroup, Inc.	199,475	12,537,004	238.5
Marcus Corp.	365,319	6,893,570	131.1
Matson, Inc.	41,306	6,397,886	121.7
MaxLinear, Inc.	183,319	2,377,647	45.2
Methode Electronics, Inc.	91,421	797,191	15.2
Minerals Technologies, Inc.	76,409	5,752,834	109.4
N-able, Inc.	18,087	221,204	4.2
Nabors Industries Ltd.	12,516	931,316	17.7
National Research Corp., Class A	19,617	355,656	6.8
NetScout Systems, Inc.	166,330	3,497,920	66.5
New Fortress Energy, Inc., Class A	103,521	870,612	16.6
NewMarket Corp.	9,335	4,900,595	93.2
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
NMI Holdings, Inc., Class A	351,532	$13,597,258	258.7%
Novocure Ltd.	275,869	4,187,691	79.7
OceanFirst Financial Corp.	109,932	2,000,762	38.1
Olympic Steel, Inc.	16,728	600,201	11.4
Omnicell, Inc.	220,152	10,708,193	203.7
Orthofix Medical, Inc.	57,552	931,767	17.7
Palomar Holdings, Inc.	26,184	2,350,538	44.7
Par Pacific Holdings, Inc.	242,244	3,742,670	71.2
PC Connection, Inc.	6,449	410,479	7.8
Penn Entertainment, Inc.	169,982	3,357,144	63.9
Perella Weinberg Partners, Class A	40,499	819,295	15.6
Phibro Animal Health Corp., Class A	102,154	2,361,800	44.9
Plymouth Industrial REIT, Inc.	38,835	789,127	15.0
Powell Industries, Inc.	7,404	1,887,872	35.9
Power Integrations, Inc.	113,545	6,861,524	130.5
PRA Group, Inc.	51,602	1,040,296	19.8
PROG Holdings, Inc.	260,321	11,368,218	216.3
Progress Software Corp.	90,378	5,792,326	110.2
PROS Holdings, Inc.	147,686	2,924,183	55.6
Quanterix Corp.	66,895	884,017	16.8
Remitly Global, Inc.	1,242,736	22,344,393	425.1
Seaboard Corp.	1,302	3,601,345	68.5
Semtech Corp.	38,655	1,708,164	32.5
SkyWest, Inc.	101,684	9,680,317	184.2
SolarEdge Technologies, Inc.	76,307	1,301,797	24.8
Sonos, Inc.	722,698	9,055,406	172.3
Tarsus Pharmaceuticals, Inc.	1,152	51,252	1.0
Teladoc Health, Inc.	1,250,104	11,250,936	214.0
Tidewater, Inc.	68,367	4,106,806	78.1
TriNet Group, Inc.	62,855	5,335,761	101.5
TTM Technologies, Inc.	270,883	6,078,615	115.6
Under Armour, Inc., Class A	423,488	3,620,822	68.9
United Fire Group, Inc.	7,196	141,329	2.7
Universal Technical Institute, Inc.	120,051	1,997,649	38.0
Upbound Group, Inc.	229,170	6,700,931	127.5
Upwork, Inc.	284,592	3,859,068	73.4
Utz Brands, Inc., Class A	29,463	507,353	9.7
Veradigm, Inc.	53,524	503,126	9.6
Viad Corp.	13,662	511,505	9.7
Vital Farms, Inc.	14,184	491,901	9.4
WD-40 Co.	16,353	4,285,631	81.5
Weave Communications, Inc.	144,152	2,021,011	38.5
WesBanco, Inc.	140,218	4,409,856	83.9
World Kinect Corp.	144,232	3,771,667	71.8
YETI Holdings, Inc.	179,959	6,336,356	120.5
Yext, Inc.	10,310	74,644	1.4
ZipRecruiter, Inc., Class A	153,924	1,426,875	27.1
Zumiez, Inc.	5,055	104,133	2.0
		548,033,827
Total Reference Entity — Long		782,959,109
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(43,217)	(300,798)	(5.7)
Atlas Arteria Ltd.	(434,770)	(1,391,796)	(26.5)
Bank of Queensland Ltd.	(825,008)	(3,528,814)	(67.1)
Bapcor Ltd.	(98,219)	(294,295)	(5.6)
Bellevue Gold Ltd.	(3,075,277)	(3,263,429)	(62.1)
Boss Energy Ltd.	(1,205,677)	(2,681,242)	(51.0)
Security	Shares	Value	% of Basket Value
Australia (continued)
Capricorn Metals Ltd.	(454,936)	$(1,829,342)	(34.8)%
Champion Iron Ltd.	(217,659)	(835,390)	(15.9)
Charter Hall Long Wale REIT	(1,102,155)	(2,807,623)	(53.4)
Coronado Global Resources, Inc., CDI	(169,106)	(112,649)	(2.1)
De Grey Mining Ltd.	(1,708,365)	(1,700,633)	(32.4)
Deep Yellow Ltd.	(1,449,195)	(1,285,649)	(24.5)
Deterra Royalties Ltd.	(552,366)	(1,336,343)	(25.4)
Elders Ltd.	(371,924)	(2,074,612)	(39.5)
HMC Capital Ltd.	(96,283)	(639,394)	(12.2)
Imdex Ltd.	(386,897)	(657,272)	(12.5)
Kelsian Group Ltd.	(329,240)	(842,935)	(16.0)
Lifestyle Communities Ltd.	(195,353)	(1,101,155)	(21.0)
Neuren Pharmaceuticals Ltd.	(92,917)	(747,834)	(14.2)
Nick Scali Ltd.	(12,489)	(114,832)	(2.2)
Orora Ltd.	(2,115,432)	(3,343,551)	(63.6)
Perpetual Ltd.	(265,073)	(3,517,342)	(66.9)
PEXA Group Ltd.	(109,382)	(971,752)	(18.5)
Sigma Healthcare Ltd.	(2,247,497)	(2,885,468)	(54.9)
Strike Energy Ltd.	(72,186)	(10,092)	(0.2)
Westgold Resources Ltd.	(552,772)	(1,163,543)	(22.1)
Zip Co. Ltd.	(33,589)	(65,481)	(1.2)
(39,503,266)
Brazil
Karoon Energy Ltd.	(1,900,243)	(1,732,134)	(33.0)
Canada
Andlauer Healthcare Group, Inc.	(1,737)	(51,236)	(1.0)
Filo Corp.	(94,031)	(2,166,492)	(41.2)
First National Financial Corp.	(5,110)	(149,004)	(2.8)
(2,366,732)
China
indie Semiconductor, Inc., Class A	(1,615,080)	(5,345,915)	(101.7)
Denmark
Better Collective A/S	(2,856)	(37,474)	(0.7)
Chemometec A/S	(2,376)	(139,502)	(2.7)
Dfds A/S	(8,895)	(203,429)	(3.9)
FLSmidth & Co A/S, Class B	(21,219)	(1,110,835)	(21.1)
ISS A/S	(292,692)	(5,657,043)	(107.6)
Ringkjoebing Landbobank A/S	(1,065)	(176,146)	(3.3)
Royal Unibrew A/S	(9,456)	(711,393)	(13.5)
Scandinavian Tobacco Group A/S	(25,751)	(386,767)	(7.4)
(8,422,589)
Finland
Nokian Renkaat Oyj	(53,023)	(440,082)	(8.4)
TietoEVRY Oyj	(136,461)	(2,538,246)	(48.3)
(2,978,328)
France
Alten SA	(663)	(56,083)	(1.1)
Christian Dior SE	(4,485)	(2,788,784)	(53.0)
IPSOS SA	(14,000)	(687,482)	(13.1)
SCOR SE	(71,079)	(1,529,254)	(29.1)
Verallia SA	(6,625)	(191,058)	(3.6)
(5,252,661)
Germany
Eckert & Ziegler SE	(6,434)	(276,049)	(5.3)
Jenoptik AG	(1,864)	(43,730)	(0.8)
Schott Pharma AG & Co. KGaA	(3,082)	(99,635)	(1.9)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Sixt SE	(3,812)	$(301,940)	(5.7)%
Stabilus SE	(2,045)	(80,960)	(1.5)
Wacker Chemie AG	(2,716)	(228,451)	(4.4)
(1,030,765)
Ghana
Tullow Oil PLC	(9,112)	(2,789)	(0.1)
Indonesia
Nickel Industries Ltd.	(5,295,101)	(3,128,290)	(59.5)
Israel
Enlight Renewable Energy Ltd.	(86,374)	(1,371,297)	(26.1)
OPC Energy Ltd.	(44,178)	(357,739)	(6.8)
(1,729,036)
Italy
Ermenegildo Zegna NV	(287,370)	(2,184,012)	(41.6)
Eurogroup Laminations SpA	(7,074)	(26,398)	(0.5)
Stevanato Group SpA	(313,134)	(5,952,677)	(113.2)
(8,163,087)
Japan
Advance Logistics Investment Corp.	(344)	(268,408)	(5.1)
Advance Residence Investment Corp.	(36)	(72,343)	(1.4)
Aichi Steel Corp.	(2,300)	(64,838)	(1.2)
Aiful Corp.	(115,400)	(242,497)	(4.6)
Ain Holdings, Inc.	(34,600)	(1,142,659)	(21.7)
Amvis Holdings, Inc.	(270,200)	(3,507,554)	(66.7)
Anicom Holdings, Inc.	(118,800)	(522,328)	(9.9)
Anycolor, Inc.	(94,800)	(1,338,712)	(25.5)
Aozora Bank Ltd.	(11,600)	(199,986)	(3.8)
Appier Group, Inc.	(308,400)	(3,307,238)	(62.9)
Arclands Corp.	(114,900)	(1,255,369)	(23.9)
Ariake Japan Co. Ltd.	(27,900)	(974,072)	(18.5)
As One Corp.	(33,200)	(620,869)	(11.8)
Asahi Yukizai Corp.	(64,800)	(1,728,793)	(32.9)
Bank of Nagoya Ltd.	(7,900)	(309,330)	(5.9)
Base Co. Ltd.	(4,500)	(86,818)	(1.6)
Chiyoda Corp.	(702,600)	(1,349,807)	(25.7)
Chugoku Marine Paints Ltd.	(11,800)	(168,548)	(3.2)
Colowide Co Ltd.	(32,700)	(362,152)	(6.9)
CRE Logistics REIT, Inc.	(102)	(93,307)	(1.8)
Daiei Kankyo Co. Ltd.	(33,800)	(697,157)	(13.3)
Daio Paper Corp.	(290,400)	(1,646,540)	(31.3)
Daishi Hokuetsu Financial Group, Inc.	(29,200)	(463,591)	(8.8)
Daiwabo Holdings Co. Ltd.	(17,300)	(311,423)	(5.9)
dip Corp.	(26,800)	(471,090)	(9.0)
Electric Power Development Co. Ltd.	(5,400)	(90,242)	(1.7)
Enplas Corp.	(5,000)	(221,885)	(4.2)
Ezaki Glico Co. Ltd.	(121,300)	(3,573,774)	(68.0)
Ferrotec Holdings Corp.	(211,900)	(3,540,822)	(67.4)
First Bank of Toyama Ltd.	(155,400)	(1,125,349)	(21.4)
FP Corp.	(154,400)	(2,704,969)	(51.5)
Freee KK	(45,900)	(856,559)	(16.3)
Fuji Oil Holdings, Inc.	(75,400)	(1,623,072)	(30.9)
Fujita Kanko, Inc.	(900)	(54,895)	(1.0)
Fukuyama Transporting Co. Ltd.	(10,800)	(274,662)	(5.2)
Furuya Metal Co. Ltd.	(102,600)	(2,663,901)	(50.7)
Future Corp.	(103,700)	(1,327,804)	(25.3)
Godo Steel, Ltd.	(32,800)	(835,622)	(15.9)
Goldwin, Inc.	(13,100)	(679,439)	(12.9)
GS Yuasa Corp.	(7,000)	(123,843)	(2.4)
Security	Shares	Value	% of Basket Value
Japan (continued)
GungHo Online Entertainment, Inc.	(260,800)	$(5,809,138)	(110.5)%
Harmonic Drive Systems, Inc.	(6,500)	(118,122)	(2.2)
Hino Motors Ltd.	(1,710,500)	(4,199,431)	(79.9)
Hioki EE Corp.	(9,200)	(494,059)	(9.4)
Hirata Corp.	(14,400)	(459,217)	(8.7)
Hokuhoku Financial Group, Inc.	(55,500)	(580,057)	(11.0)
Hoshino Resorts REIT, Inc.	(360)	(546,484)	(10.4)
House Foods Group, Inc.	(122,400)	(2,385,870)	(45.4)
Idec Corp./Japan	(11,300)	(182,158)	(3.5)
IDOM, Inc.	(82,800)	(572,732)	(10.9)
Iino Kaiun Kaisha Ltd.	(186,200)	(1,366,069)	(26.0)
Insource Co. Ltd.	(10,500)	(65,801)	(1.2)
Internet Initiative Japan, Inc.	(181,200)	(3,479,213)	(66.2)
Invincible Investment Corp.	(2,602)	(1,059,843)	(20.2)
Iwatani Corp.	(327,700)	(4,271,899)	(81.3)
Izumi Co. Ltd.	(36,000)	(759,745)	(14.5)
Japan Airport Terminal Co. Ltd.	(22,800)	(835,213)	(15.9)
Japan Elevator Service Holdings Co. Ltd.	(156,500)	(2,996,567)	(57.0)
Japan Investment Adviser Co. Ltd.	(6,900)	(46,159)	(0.9)
JMDC, Inc.	(229,600)	(6,398,372)	(121.7)
Juroku Financial Group, Inc.	(4,000)	(106,745)	(2.0)
Justsystems Corp.	(85,800)	(1,918,440)	(36.5)
JVCKenwood Corp.	(13,500)	(106,174)	(2.0)
Kadokawa Corp.	(2,800)	(60,948)	(1.2)
Kamigumi Co. Ltd.	(58,200)	(1,214,727)	(23.1)
Kanto Denka Kogyo Co. Ltd.	(11,300)	(71,858)	(1.4)
Katitas Co. Ltd.	(104,100)	(1,319,888)	(25.1)
KeePer Technical Laboratory Co. Ltd.	(65,200)	(1,790,705)	(34.1)
Keihan Holdings Co. Ltd.	(16,100)	(300,542)	(5.7)
Keikyu Corp.	(87,200)	(682,748)	(13.0)
KH Neochem Co. Ltd.	(108,700)	(1,465,705)	(27.9)
Kiyo Bank Ltd.	(42,900)	(502,451)	(9.6)
Koei Tecmo Holdings Co. Ltd.	(274,000)	(2,867,487)	(54.5)
Kohnan Shoji Co. Ltd.	(27,900)	(661,574)	(12.6)
KOMEDA Holdings Co. Ltd.	(12,800)	(242,235)	(4.6)
Komeri Co. Ltd.	(34,200)	(739,239)	(14.1)
Kosaido Holdings Co. Ltd.	(132,600)	(462,206)	(8.8)
Kotobuki Spirits Co. Ltd.	(619,700)	(8,367,630)	(159.2)
Krosaki Harima Corp.	(28,800)	(461,428)	(8.8)
Kumiai Chemical Industry Co. Ltd.	(41,400)	(220,371)	(4.2)
Kusuri no Aoki Holdings Co. Ltd.	(18,600)	(387,116)	(7.4)
KYB Corp.	(54,400)	(1,708,994)	(32.5)
Leopalace21 Corp.	(1,034,200)	(3,734,399)	(71.0)
Lifedrink Co, Inc.	(33,600)	(388,011)	(7.4)
M&A Research Institute Holdings, Inc.	(39,200)	(567,445)	(10.8)
Mani, Inc.	(195,400)	(2,331,318)	(44.3)
Mars Group Holdings Corp.	(36,000)	(740,815)	(14.1)
Matsui Securities Co. Ltd.	(485,800)	(2,617,265)	(49.8)
Medley, Inc.	(246,400)	(6,012,067)	(114.4)
Meiko Electronics Co. Ltd.	(4,200)	(164,153)	(3.1)
Mitsubishi Logistics Corp.	(59,500)	(398,878)	(7.6)
Mitsui E&S Co. Ltd.	(217,800)	(1,575,613)	(30.0)
Mitsui Fudosan Logistics Park, Inc.	(3,696)	(2,460,818)	(46.8)
Mitsui High-Tec, Inc.	(170,300)	(906,250)	(17.2)
Mitsui-Soko Holdings Co. Ltd.	(50,200)	(2,331,401)	(44.4)
Money Forward, Inc.	(198,500)	(6,476,177)	(123.2)
Mori Hills REIT Investment Corp.	(1,948)	(1,621,390)	(30.8)
Mori Trust Reit, Inc.	(1,618)	(653,636)	(12.4)
Morinaga Milk Industry Co. Ltd.	(34,200)	(795,310)	(15.1)
MOS Food Services, Inc.	(2,600)	(61,419)	(1.2)
Musashi Seimitsu Industry Co. Ltd.	(6,600)	(85,613)	(1.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nakayama Steel Works Ltd.	(129,500)	$(638,440)	(12.1)%
Namura Shipbuilding Co. Ltd.	(119,000)	(1,226,475)	(23.3)
Nankai Electric Railway Co. Ltd.	(126,500)	(1,988,224)	(37.8)
NHK Spring Co. Ltd.	(11,400)	(139,534)	(2.7)
Nichias Corp.	(22,600)	(809,381)	(15.4)
Nihon Kohden Corp.	(370,700)	(5,525,769)	(105.1)
Nihon M&A Center Holdings, Inc.	(2,235,900)	(9,678,871)	(184.1)
Nikkon Holdings Co. Ltd.	(128,000)	(1,638,711)	(31.2)
Nippon Accommodations Fund, Inc.	(749)	(2,999,398)	(57.1)
Nippon Carbon Co. Ltd.	(8,100)	(237,488)	(4.5)
Nippon Parking Development Co. Ltd., Class C	(391,600)	(577,838)	(11.0)
Nippon Yakin Kogyo Co. Ltd.	(118,300)	(3,253,937)	(61.9)
Nishimatsuya Chain Co. Ltd.	(113,400)	(1,674,252)	(31.8)
Nishi-Nippon Railroad Co. Ltd.	(135,100)	(1,950,703)	(37.1)
Nitto Kogyo Corp.	(32,400)	(625,798)	(11.9)
Noevir Holdings Co. Ltd.	(23,400)	(787,303)	(15.0)
Nojima Corp.	(66,000)	(925,639)	(17.6)
NPR-RIKEN Corp.	(38,600)	(592,634)	(11.3)
NSD Co. Ltd.	(90,800)	(1,961,098)	(37.3)
NTT UD REIT Investment Corp.	(2,819)	(2,021,229)	(38.4)
Ohsho Food Service Corp.	(70,400)	(1,382,887)	(26.3)
Okinawa Electric Power Co., Inc.	(174,800)	(1,188,791)	(22.6)
OKUMA Corp.	(42,300)	(855,137)	(16.3)
Orient Corp.	(239,500)	(1,423,116)	(27.1)
Osaka Soda Co. Ltd.	(395,000)	(4,148,784)	(78.9)
Osaka Steel Co. Ltd.	(37,000)	(794,084)	(15.1)
OSG Corp.	(253,600)	(2,993,245)	(56.9)
Park24 Co. Ltd.	(88,300)	(1,097,466)	(20.9)
Pillar Corp. /Japan	(7,800)	(218,386)	(4.2)
Piolax, Inc.	(35,400)	(561,035)	(10.7)
PKSHA Technology, Inc.	(38,400)	(883,220)	(16.8)
Plus Alpha Consulting Co. Ltd.	(4,100)	(57,311)	(1.1)
Raysum Co. Ltd.	(8,500)	(326,103)	(6.2)
Relo Group, Inc.	(52,300)	(636,197)	(12.1)
Rengo Co. Ltd.	(143,500)	(869,172)	(16.5)
RENOVA, Inc.	(537,300)	(3,044,628)	(57.9)
Riken Keiki Co. Ltd.	(41,100)	(1,164,438)	(22.2)
Roland Corp.	(16,900)	(432,312)	(8.2)
Round One Corp.	(412,900)	(2,613,241)	(49.7)
Ryobi Ltd.	(27,600)	(340,998)	(6.5)
Ryoyo Ryosan Holdings, Inc.	(217,912)	(3,644,786)	(69.3)
Sanken Electric Co Ltd.	(39,000)	(1,533,139)	(29.2)
Sansan, Inc.	(230,700)	(3,355,874)	(63.8)
Sanyo Denki Co. Ltd.	(37,000)	(2,148,135)	(40.9)
Sawai Group Holdings Co. Ltd.	(25,300)	(338,909)	(6.4)
SBS Holdings, Inc.	(53,100)	(872,324)	(16.6)
Senshu Ikeda Holdings, Inc.	(512,100)	(1,135,430)	(21.6)
Septeni Holdings Co. Ltd.	(21,100)	(61,705)	(1.2)
Seven Bank Ltd.	(805,100)	(1,699,224)	(32.3)
SHIFT, Inc.	(18,700)	(1,879,289)	(35.7)
Shochiku Co. Ltd.	(16,000)	(1,157,049)	(22.0)
Shoei Co. Ltd.	(234,600)	(3,600,143)	(68.5)
Sinko Industries Ltd.	(3,600)	(102,869)	(2.0)
SMS Co. Ltd.	(67,500)	(756,707)	(14.4)
SOSiLA Logistics REIT, Inc.	(287)	(207,036)	(3.9)
Sotetsu Holdings, Inc.	(146,000)	(2,290,624)	(43.6)
Sumitomo Osaka Cement Co. Ltd.	(9,400)	(231,628)	(4.4)
Sumitomo Pharma Co. Ltd.	(1,318,100)	(4,521,585)	(86.0)
Takara Holdings, Inc.	(483,300)	(3,798,918)	(72.3)
TBS Holdings, Inc.	(5,400)	(132,887)	(2.5)
TechnoPro Holdings, Inc.	(90,300)	(1,611,708)	(30.7)
Security	Shares	Value	% of Basket Value
Japan (continued)
THK Co. Ltd.	(141,300)	$(2,332,784)	(44.4)%
Toei Co. Ltd.	(5,700)	(182,558)	(3.5)
Toho Bank Ltd.	(264,400)	(453,584)	(8.6)
Tokai Carbon Co. Ltd.	(715,800)	(4,040,294)	(76.9)
Tokyo Electron Device Ltd.	(4,500)	(99,589)	(1.9)
Tokyo Steel Manufacturing Co. Ltd.	(279,600)	(2,779,742)	(52.9)
Topre Corp.	(20,600)	(237,295)	(4.5)
Torishima Pump Manufacturing Co. Ltd.	(59,200)	(1,072,692)	(20.4)
TRE Holdings Corp.	(26,700)	(313,147)	(6.0)
TV Asahi Holdings Corp.	(73,000)	(950,142)	(18.1)
Universal Entertainment Corp.	(97,200)	(827,977)	(15.7)
Ushio, Inc.	(127,400)	(1,753,790)	(33.4)
Wacoal Holdings Corp.	(123,700)	(3,851,198)	(73.3)
West Holdings Corp.	(83,100)	(1,236,577)	(23.5)
Yamada Holdings Co. Ltd.	(848,900)	(2,437,611)	(46.4)
Yamae Group Holdings Co. Ltd.	(8,100)	(103,488)	(2.0)
Yamato Kogyo Co. Ltd.	(102,600)	(4,900,649)	(93.2)
Yodogawa Steel Works Ltd.	(40,100)	(1,417,156)	(27.0)
Yoshinoya Holdings Co. Ltd.	(51,600)	(1,050,850)	(20.0)
Zenkoku Hosho Co. Ltd.	(120,700)	(4,361,337)	(83.0)
(270,875,307)
Malta
Gambling.com Group Ltd.	(57,146)	(550,316)	(10.5)
Netherlands
Flow Traders Ltd.	(419)	(9,589)	(0.2)
Fugro NV, Class C	(30,941)	(711,446)	(13.5)
Koninklijke Vopak NV	(25,821)	(1,190,314)	(22.7)
OCI NV	(5,373)	(65,417)	(1.2)
TKH Group NV	(4,704)	(191,403)	(3.6)
(2,168,169)
Norway
FLEX LNG Ltd.	(93,086)	(2,280,607)	(43.4)
NEL ASA	(257,935)	(99,786)	(1.9)
(2,380,393)
Spain
Befesa SA	(4,630)	(107,829)	(2.1)
Laboratorios Farmaceuticos Rovi SA	(27,893)	(2,369,511)	(45.1)
Solaria Energia y Medio Ambiente SA	(386,612)	(4,055,188)	(77.1)
Vidrala SA	(744)	(80,449)	(1.5)
(6,612,977)
Sweden
Alleima AB	(90,471)	(552,843)	(10.5)
Axfood AB	(141,799)	(3,166,158)	(60.2)
Fabege AB	(8,145)	(64,955)	(1.2)
Hexatronic Group AB	(20,677)	(84,691)	(1.6)
Hexpol AB, Class B	(155,075)	(1,474,615)	(28.1)
Lindab International AB	(7,592)	(159,164)	(3.0)
Stillfront Group AB	(61,383)	(42,698)	(0.8)
Surgical Science Sweden AB	(10,555)	(124,427)	(2.4)
Thule Group AB	(55,978)	(1,873,713)	(35.7)
Wallenstam AB, Class B	(14,243)	(67,365)	(1.3)
(7,610,629)
Switzerland
Bossard Holding AG, Registered Shares	(2,888)	(693,900)	(13.2)
Daetwyler Holding AG	(538)	(90,586)	(1.7)
Galenica AG	(30,991)	(2,697,219)	(51.3)
Garrett Motion, Inc.	(351,120)	(2,608,821)	(49.7)
Georg Fischer AG, Registered Shares	(75,351)	(5,467,452)	(104.0)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Switzerland (continued)
Interroll Holding AG, Registered Shares	(80)	$(210,382)	(4.0)%
Medacta Group SA	(3,632)	(482,837)	(9.2)
Stadler Rail AG	(89,992)	(2,571,210)	(48.9)
Tecan Group AG, Registered Shares	(1,894)	(478,561)	(9.1)
(15,300,968)
United Kingdom
Bodycote PLC	(214,869)	(1,526,223)	(29.0)
Capita PLC	(155,289)	(37,830)	(0.7)
Fidelis Insurance Holdings Ltd.	(100,718)	(1,738,393)	(33.1)
Genius Sports Ltd.	(291,367)	(1,995,864)	(38.0)
Judges Scientific PLC	(983)	(121,176)	(2.3)
Learning Technologies Group PLC	(1,667,470)	(1,935,108)	(36.8)
Marex Group PLC	(2,013)	(53,022)	(1.0)
OSB Group PLC	(156,977)	(710,569)	(13.5)
Renewi PLC	(161,613)	(1,266,076)	(24.1)
RS Group PLC	(38,606)	(346,115)	(6.6)
Spectris PLC	(34,368)	(1,118,987)	(21.3)
(10,849,363)
United States
AAR Corp.	(14,078)	(826,379)	(15.7)
Acadia Realty Trust	(625,443)	(15,317,099)	(291.4)
Adeia, Inc.	(102,415)	(1,273,018)	(24.2)
Aehr Test Systems	(161,800)	(2,278,144)	(43.3)
Amerant Bancorp, Inc., Class A	(24,445)	(521,167)	(9.9)
Ameresco, Inc., Class A	(58,452)	(1,798,568)	(34.2)
American Coastal Insurance Corp., Class C	(5,017)	(60,957)	(1.2)
Apollo Commercial Real Estate Finance, Inc.	(129,368)	(1,150,082)	(21.9)
Applied Digital Corp.	(210,525)	(1,423,149)	(27.1)
Arbor Realty Trust, Inc.	(528,374)	(7,788,233)	(148.2)
Aris Water Solutions, Inc., Class A	(122,643)	(2,023,609)	(38.5)
ARMOUR Residential REIT, Inc.	(147,814)	(2,771,512)	(52.7)
Array Technologies, Inc.	(55,367)	(361,547)	(6.9)
Artesian Resources Corp., Class A	(2,236)	(74,928)	(1.4)
Atlas Energy Solutions, Inc.	(97,078)	(1,899,816)	(36.1)
Avadel Pharmaceuticals PLC	(3,253)	(50,324)	(1.0)
B&G Foods, Inc.	(174,299)	(1,485,027)	(28.3)
Baldwin Insurance Group, Inc., Class A	(22,733)	(1,051,629)	(20.0)
Bel Fuse, Inc., Class B	(30,606)	(2,308,305)	(43.9)
Blackstone Mortgage Trust, Inc., Class A	(673,370)	(12,262,068)	(233.3)
BRC, Inc., Class A	(11,500)	(35,995)	(0.7)
BrightSpire Capital, Inc., Class A	(159,547)	(970,046)	(18.5)
Broadstone Net Lease, Inc.	(582,955)	(10,254,178)	(195.1)
Bumble, Inc., Class A	(146,998)	(1,040,746)	(19.8)
Camping World Holdings, Inc., Class A	(158,523)	(3,179,971)	(60.5)
Cass Information Systems, Inc.	(3,078)	(127,306)	(2.4)
Cathay General Bancorp	(135,244)	(6,218,519)	(118.3)
CBIZ, Inc.	(83,023)	(5,722,775)	(108.9)
Centrus Energy Corp., Class A	(69,913)	(7,257,669)	(138.1)
Centuri Holdings, Inc.	(16,893)	(317,082)	(6.0)
Cinemark Holdings, Inc.	(21,278)	(633,020)	(12.0)
City Holding Co.	(3,335)	(388,861)	(7.4)
Clearfield, Inc.	(88,071)	(3,164,391)	(60.2)
Columbia Sportswear Co.	(21,868)	(1,759,718)	(33.5)
Compass Minerals International, Inc.	(81,896)	(1,008,140)	(19.2)
Conduent, Inc.	(28,241)	(101,668)	(1.9)
Cricut, Inc., Class A	(32,254)	(212,231)	(4.0)
CTS Corp.	(12,948)	(640,797)	(12.2)
CVB Financial Corp.	(98,351)	(1,910,960)	(36.4)
Cytek Biosciences, Inc.	(2,871)	(14,197)	(0.3)
Security	Shares	Value	% of Basket Value
United States (continued)
Distribution Solutions Group, Inc.	(11,151)	$(429,313)	(8.2)%
Dream Finders Homes, Inc., Class A	(57,880)	(1,727,718)	(32.9)
Driven Brands Holdings, Inc.	(20,150)	(299,228)	(5.7)
Eastern Bankshares, Inc.	(486,979)	(7,952,367)	(151.3)
Embecta Corp.	(139,485)	(1,963,949)	(37.4)
Enfusion, Inc., Class A	(10,417)	(92,815)	(1.8)
Enovix Corp.	(440,868)	(3,970,016)	(75.5)
Enpro, Inc.	(51,928)	(7,561,236)	(143.8)
ESCO Technologies, Inc.	(1,057)	(132,696)	(2.5)
Excelerate Energy, Inc., Class A	(20,834)	(497,516)	(9.5)
Expro Group Holdings NV	(4,436)	(56,559)	(1.1)
F&G Annuities & Life, Inc.	(42,941)	(1,721,934)	(32.8)
First Bancorp/Southern Pines NC	(38,293)	(1,596,818)	(30.4)
First Commonwealth Financial Corp.	(79,815)	(1,312,159)	(25.0)
First Hawaiian, Inc.	(48,994)	(1,212,112)	(23.1)
First Merchants Corp.	(17,090)	(633,184)	(12.0)
Fox Factory Holding Corp.	(32,691)	(1,176,549)	(22.4)
GeneDx Holdings Corp., Class A	(64,443)	(5,264,349)	(100.1)
German American Bancorp, Inc.	(64,547)	(2,613,508)	(49.7)
Glacier Bancorp, Inc.	(1,251)	(65,240)	(1.2)
Global Medical REIT, Inc.	(43,290)	(393,506)	(7.5)
Global Net Lease, Inc.	(345,849)	(2,694,164)	(51.3)
GoodRx Holdings, Inc., Class A	(325,722)	(1,993,419)	(37.9)
Guess?, Inc.	(51,783)	(879,793)	(16.7)
Helios Technologies, Inc.	(49,539)	(2,285,234)	(43.5)
Herbalife Ltd.	(211,232)	(1,594,802)	(30.3)
HighPeak Energy, Inc.	(223,458)	(2,860,262)	(54.4)
Hillenbrand, Inc.	(122,675)	(3,379,696)	(64.3)
Horace Mann Educators Corp.	(84,661)	(3,152,776)	(60.0)
Ibotta, Inc., Class A	(6,061)	(444,211)	(8.4)
Innodata, Inc.	(10,210)	(205,323)	(3.9)
International Bancshares Corp.	(39,714)	(2,432,880)	(46.3)
Invesco Mortgage Capital, Inc.	(69,297)	(559,227)	(10.6)
IonQ, Inc.	(197,869)	(2,973,971)	(56.6)
Ivanhoe Electric, Inc.	(27,196)	(276,039)	(5.2)
Jack in the Box, Inc.	(98,716)	(4,861,763)	(92.5)
Kadant, Inc.	(7,572)	(2,521,930)	(48.0)
Kinetik Holdings, Inc., Class A	(77,360)	(3,765,111)	(71.6)
Kura Sushi USA, Inc., Class A	(7,448)	(743,459)	(14.1)
Lakeland Financial Corp.	(41,025)	(2,669,497)	(50.8)
LCI Industries	(108,161)	(12,036,156)	(229.0)
Lemonade, Inc.	(4,348)	(103,352)	(2.0)
Loar Holdings, Inc.	(1,811)	(156,072)	(3.0)
LTC Properties, Inc.	(38,695)	(1,478,149)	(28.1)
Macerich Co.	(420,333)	(7,860,227)	(149.5)
MaxCyte, Inc.	(57,737)	(206,698)	(3.9)
Metallus, Inc.	(101,016)	(1,423,315)	(27.1)
MFA Financial, Inc.	(107,344)	(1,319,258)	(25.1)
Middlesex Water Co.	(5,546)	(339,360)	(6.5)
Mirion Technologies, Inc., Class A	(3,992)	(59,082)	(1.1)
Mission Produce, Inc.	(67,965)	(801,987)	(15.3)
MP Materials Corp., Class A	(38,052)	(684,555)	(13.0)
National Bank Holdings Corp., Class A	(51,869)	(2,332,030)	(44.4)
Navient Corp.	(276,036)	(3,927,992)	(74.7)
NBT Bancorp, Inc.	(60,745)	(2,701,938)	(51.4)
nCino, Inc.	(2,869)	(107,014)	(2.0)
Neumora Therapeutics, Inc.	(4,257)	(48,743)	(0.9)
NextNav, Inc.	(279,167)	(3,243,921)	(61.7)
nLight, Inc.	(15,984)	(199,480)	(3.8)
ODP Corp.	(94,988)	(2,947,478)	(56.1)
Owens & Minor, Inc.	(60,303)	(766,451)	(14.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Oxford Industries, Inc.	(78,176)	$(5,677,141)	(108.0)%
Pacific Premier Bancorp, Inc.	(225,070)	(5,741,536)	(109.2)
Papa John’s International, Inc.	(203,783)	(10,676,191)	(203.1)
Payoneer Global, Inc.	(85,820)	(739,768)	(14.1)
Peakstone Realty Trust, Class E	(25,114)	(329,496)	(6.3)
Penguin Solutions, Inc.	(35,311)	(531,431)	(10.1)
PennyMac Mortgage Investment Trust	(52,877)	(712,782)	(13.6)
Peoples Bancorp, Inc.	(30,930)	(952,025)	(18.1)
Phathom Pharmaceuticals, Inc.	(50,771)	(870,723)	(16.6)
Phillips Edison & Co., Inc.	(214,731)	(8,118,979)	(154.5)
PotlatchDeltic Corp.	(143,209)	(5,953,198)	(113.3)
QuantumScape Corp., Class A	(156,206)	(804,461)	(15.3)
Ready Capital Corp.	(130,169)	(891,658)	(17.0)
Reliance Worldwide Corp. Ltd.	(211,523)	(720,191)	(13.7)
Resideo Technologies, Inc.	(7,661)	(150,692)	(2.9)
Retail Opportunity Investments Corp.	(54,985)	(852,267)	(16.2)
S&T Bancorp, Inc.	(10,548)	(400,613)	(7.6)
Sable Offshore Corp., Class A	(49,851)	(1,114,668)	(21.2)
Safety Insurance Group, Inc.	(27,940)	(2,186,724)	(41.6)
Shenandoah Telecommunications Co.	(35,404)	(489,991)	(9.3)
Sphere Entertainment Co., Class A	(34,097)	(1,425,596)	(27.1)
St Joe Co.	(21,353)	(1,103,950)	(21.0)
Standex International Corp.	(13,066)	(2,402,576)	(45.7)
Stellar Bancorp, Inc.	(18,726)	(509,722)	(9.7)
Talos Energy, Inc.	(1,080,406)	(11,041,749)	(210.1)
Telephone and Data Systems, Inc.	(172,667)	(5,136,843)	(97.7)
Towne Bank	(64,791)	(2,107,003)	(40.1)
TreeHouse Foods, Inc.	(207,830)	(7,560,855)	(143.8)
TriMas Corp.	(93,643)	(2,514,315)	(47.8)
Trupanion, Inc.	(27,148)	(1,487,167)	(28.3)
Ubiquiti, Inc.	(3,817)	(1,014,139)	(19.3)
Udemy, Inc.	(47,771)	(374,525)	(7.1)
UFP Technologies, Inc.	(1,524)	(406,908)	(7.7)
United Community Banks, Inc.	(40,431)	(1,150,666)	(21.9)
United States Cellular Corp.	(109,500)	(6,756,150)	(128.5)
Upstart Holdings, Inc.	(41,497)	(2,020,074)	(38.4)
Uranium Energy Corp.	(283,434)	(2,103,080)	(40.0)
USANA Health Sciences, Inc.	(49,390)	(1,824,467)	(34.7)
Viavi Solutions, Inc.	(11,491)	(105,947)	(2.0)
Victoria’s Secret & Co.	(192,201)	(5,816,002)	(110.6)
Vishay Intertechnology, Inc.	(92,704)	(1,572,260)	(29.9)
Vista Outdoor, Inc.	(327,313)	(14,391,953)	(273.8)
Vontier Corp.	(384,425)	(14,254,479)	(271.2)
Walker & Dunlop, Inc.	(11,035)	(1,206,898)	(23.0)
Wendy’s Co.	(33,872)	(647,294)	(12.3)
Werner Enterprises, Inc.	(350,590)	(12,933,265)	(246.0)
White Mountains Insurance Group Ltd.	(1,650)	(2,965,281)	(56.4)
Winnebago Industries, Inc.	(13,968)	(782,767)	(14.9)
Security	Shares	Value	% of Basket Value
United States (continued)
XPEL, Inc.	(67,079)	$(2,587,237)	(49.2)%
Ziff Davis, Inc.	(4,060)	(187,856)	(3.6)
(381,698,977)
Total Reference Entity — Short		(777,702,691)
Net Value of Reference Entity — Barclays Bank PLC		$5,256,418
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination dates 08/15/25 — 10/20/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	268,930	$1,846,476	(64.8)%
Aristocrat Leisure Ltd.	24,421	982,692	(34.5)
Cochlear Ltd.	12,655	2,342,927	(82.2)
GPT Group	114,706	355,374	(12.5)
IGO Ltd.	91,053	311,917	(10.9)
Lendlease Corp Ltd.	5	22	(0.0)
Mineral Resources Ltd.	1,483	38,109	(1.3)
REA Group Ltd.	98,683	14,588,793	(511.6)
Sandfire Resources Ltd.	70,730	478,680	(16.8)
Santos Ltd.	85,830	381,846	(13.4)
Sonic Healthcare Ltd.	260,450	4,589,212	(160.9)
		25,916,048
Austria
Erste Group Bank AG	7,939	449,075	(15.7)
Belgium
Groupe Bruxelles Lambert NV	3,100	223,989	(7.9)
UCB SA	4,212	811,014	(28.4)
		1,035,003
China
Yangzijiang Shipbuilding Holdings Ltd.	6,446,800	12,524,812	(439.2)
Denmark
AP Moller - Maersk A/S, Class B	3,333	5,272,017	(184.9)
Genmab A/S	2,794	625,736	(21.9)
GN Store Nord A/S	1,833	36,036	(1.3)
Novo Nordisk A/S, Class B	25,002	2,804,349	(98.3)
		8,738,138
France
Amundi SA	16,718	1,212,123	(42.5)
Bouygues SA	59,353	1,907,696	(66.9)
Bureau Veritas SA	2,810	89,119	(3.1)
Capgemini SE	4,942	857,342	(30.0)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
France (continued)
Credit Agricole SA	51,325	$786,714	(27.6)%
Dassault Aviation SA	11,943	2,411,451	(84.6)
Eiffage SA	8,997	837,383	(29.4)
Engie SA	387,526	6,495,521	(227.8)
Gaztransport Et Technigaz SA	65,870	9,584,024	(336.1)
Nexans SA	10,524	1,464,969	(51.4)
Orange SA	179,833	1,975,591	(69.3)
Safran SA	5,566	1,259,951	(44.2)
Valeo SE	709,749	6,900,280	(242.0)
Veolia Environnement SA	31,363	995,765	(34.9)
		36,777,929
Germany
Bayer AG, Registered Shares	52,484	1,414,282	(49.6)
Continental AG	16,420	1,024,777	(35.9)
Deutsche Bank AG, Registered Shares	159,821	2,715,322	(95.2)
Evonik Industries AG	150,969	3,327,233	(116.7)
Fresenius Medical Care AG	82,026	3,210,904	(112.6)
Fresenius SE & Co. KGaA	210,091	7,670,556	(269.0)
HUGO BOSS AG	85,960	3,957,434	(138.8)
Infineon Technologies AG	138,095	4,367,204	(153.2)
LANXESS AG	5,835	169,449	(5.9)
Merck KGaA	24,896	4,115,937	(144.3)
Nordex SE	181,579	2,587,599	(90.7)
Rheinmetall AG	1,594	820,648	(28.8)
Siemens Energy AG	171,373	7,038,819	(246.9)
TUI AG	388,110	3,235,315	(113.5)
Zalando SE	53,837	1,629,790	(57.2)
		47,285,269
Hong Kong
Asmpt Ltd.	23,300	252,591	(8.9)
CLP Holdings Ltd.	7,000	59,462	(2.1)
Hang Seng Bank Ltd.	94,000	1,149,825	(40.3)
Jardine Matheson Holdings Ltd.	7,700	296,450	(10.4)
Link REIT	561,900	2,618,127	(91.8)
Prudential PLC	722,733	6,016,643	(211.0)
		10,393,098
Ireland
AIB Group PLC	123,512	662,153	(23.2)
Kerry Group PLC	44,066	4,401,108	(154.4)
		5,063,261
Israel
Mizrahi Tefahot Bank Ltd.	38,288	1,578,713	(55.4)
Italy
Amplifon SpA	5,192	145,034	(5.1)
Coca-Cola HBC AG	79,312	2,775,370	(97.3)
Poste Italiane SpA	51,273	720,967	(25.3)
		3,641,371
Japan
Bandai Namco Holdings, Inc.	4,200	88,058	(3.1)
Canon, Inc.	18,600	604,965	(21.2)
Daikin Industries Ltd.	27,300	3,277,548	(114.9)
DMG Mori Co. Ltd.	232,800	4,439,045	(155.7)
Hitachi Construction Machinery Co. Ltd.	26,900	583,639	(20.5)
Hulic Co. Ltd.	5,800	53,710	(1.9)
Inpex Corp.	37,000	487,736	(17.1)
Isetan Mitsukoshi Holdings Ltd.	155,600	2,315,361	(81.2)
Japan Airlines Co. Ltd.	31,100	498,784	(17.5)
Security	Shares	Value	% of Basket Value
Japan (continued)
Japan Metropolitan Fund Invest	9,256	$5,680,978	(199.2)%
Japan Post Insurance Co. Ltd.	96,800	1,595,091	(55.9)
KDDI Corp.	50,100	1,562,087	(54.8)
Koito Manufacturing Co. Ltd.	2,900	37,552	(1.3)
Lixil Corp.	31,500	369,758	(13.0)
LY Corp.	1,018,100	2,777,160	(97.4)
Marubeni Corp.	80,700	1,206,403	(42.3)
Murata Manufacturing Co. Ltd.	586,100	10,239,816	(359.1)
Nikon Corp.	249,600	3,092,093	(108.4)
Nippon Express Holdings, Inc	37,100	1,829,102	(64.1)
Nippon Yusen KK	41,600	1,392,743	(48.8)
Nomura Holdings, Inc.	2,232,300	11,447,019	(401.5)
Nomura Real Estate Holdings, Inc.	45,100	1,110,349	(38.9)
Obayashi Corp.	107,200	1,314,189	(46.1)
ORIX Corp.	7,300	153,810	(5.4)
Panasonic Holdings Corp.	362,800	2,985,857	(104.7)
Recruit Holdings Co. Ltd.	206,500	12,609,411	(442.2)
Sankyo Co. Ltd.	5,500	73,053	(2.6)
Shimizu Corp.	271,900	1,801,315	(63.2)
Shiseido Co. Ltd.	106,900	2,307,427	(80.9)
Skylark Holdings Co. Ltd.	380,300	5,890,183	(206.6)
SoftBank Corp.	450,400	567,010	(19.9)
Sompo Holdings, Inc.	52,200	1,119,120	(39.3)
Sumitomo Chemical Co. Ltd.	6,034,000	16,109,206	(565.0)
TDK Corp.	262,800	3,089,291	(108.3)
Tokyo Electron Ltd.	34,300	5,047,346	(177.0)
Tokyo Ohka Kogyo Co. Ltd.	16,700	384,346	(13.5)
Tokyu Fudosan Holdings Corp.	62,100	387,529	(13.6)
Trend Micro, Inc./Japan	8,100	423,811	(14.9)
Ulvac, Inc.	80,100	3,745,268	(131.3)
Unicharm Corp.	63,100	2,034,656	(71.4)
USS Co. Ltd.	377,600	3,162,314	(110.9)
		117,894,139
Netherlands
Koninklijke Philips NV	329,183	8,660,412	(303.7)
Norway
Equinor ASA	28,387	674,538	(23.7)
Singapore
Singapore Telecommunications Ltd.	3,802,000	8,969,795	(314.6)
STMicroelectronics NV	233,134	6,337,147	(222.2)
		15,306,942
South Korea
Delivery Hero SE	1,644	69,791	(2.4)
Spain
Acciona SA	18,291	2,347,289	(82.3)
ACS Actividades de Construccion y Servicios SA	143,785	6,895,271	(241.8)
Banco Santander SA	748,428	3,656,363	(128.2)
Enagas SA	353,442	5,013,682	(175.9)
		17,912,605
Sweden
Alfa Laval AB	112,621	4,985,700	(174.9)
Electrolux AB, Class B	197,708	1,659,295	(58.2)
Fastighets AB Balder, Class B	11,747	91,386	(3.2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Sweden (continued)
Skanska AB, Class B	7,849	$159,790	(5.6)%
Telefonaktiebolaget LM Ericsson, Class B	45,731	383,414	(13.4)
		7,279,585
Switzerland
ABB Ltd., Registered Shares	153,651	8,538,555	(299.4)
Accelleron Industries AG	12,630	677,188	(23.8)
Belimo Holding AG, Registered Shares	750	496,824	(17.4)
Chocoladefabriken Lindt & Spruengli AG	1	11,796	(0.4)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	116,469	(4.1)
Cie Financiere Richemont SA, Registered Shares	5,807	845,501	(29.7)
DSM-Firmenich AG	58,932	6,988,345	(245.1)
Kuehne & Nagel International AG, Registered Shares	2,374	592,643	(20.8)
Logitech International SA, Registered Shares	47,541	3,892,740	(136.5)
		22,160,061
United Kingdom
Auto Trader Group PLC	123,106	1,329,236	(46.6)
Ck Hutchison Holdings Ltd.	439,500	2,311,387	(81.1)
Diploma PLC	19,959	1,097,220	(38.5)
Halma PLC	8,516	272,050	(9.5)
J Sainsbury PLC	206,978	712,583	(25.0)
Johnson Matthey PLC	482,106	9,277,043	(325.3)
Rolls-Royce Holdings PLC	1,123,920	7,755,495	(272.0)
Schroders PLC	350,671	1,553,765	(54.5)
Smiths Group PLC	124,551	2,457,744	(86.2)
		26,766,523
United States
Alcon AG	340	31,230	(1.1)
GSK PLC	172,849	3,121,407	(109.5)
Qiagen N.V.	1,706	72,297	(2.5)
		3,224,934
Preferred Stocks
Germany
Henkel AG & Co KGaA	12,733	1,102,587	(38.7)
Total Reference Entity — Long		374,454,834
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd.	(21,624)	(440,708)	15.5
Endeavour Group Ltd./Australia	(324,398)	(997,885)	35.0
Goodman Group	(87,820)	(2,097,097)	73.6
Paladin Energy Ltd.	(547,606)	(3,605,220)	126.4
Pilbara Minerals Ltd.	(477,407)	(884,247)	31.0
Reece Ltd.	(80,936)	(1,205,995)	42.3
SEEK Ltd.	(47,072)	(764,741)	26.8
Seven Group Holdings Ltd.	(58,314)	(1,588,772)	55.7
Treasury Wine Estates Ltd.	(1,095,458)	(8,133,057)	285.2
		(19,717,722)
Belgium
Anheuser-Busch InBev SA	(12,337)	(731,477)	25.7
Canada
Ivanhoe Mines Ltd., Class A	(78,267)	(1,034,866)	36.3
Security	Shares	Value	% of Basket Value
Denmark
Coloplast A/S, Class B	(22,948)	$(2,874,250)	100.8%
DSV A/S	(5,642)	(1,235,065)	43.3
NKT A/S, Class B	(232)	(21,752)	0.7
Novozymes A/S, Class B	(7,380)	(463,772)	16.3
		(4,594,839)
Finland
Kone Oyj, Class B	(38,935)	(2,135,079)	74.9
UPM-Kymmene OYJ	(21,083)	(620,400)	21.7
		(2,755,479)
France
AXA SA	(46,695)	(1,753,270)	61.5
Cie de Saint-Gobain SA	(38,712)	(3,510,594)	123.1
Edenred SE	(1,982)	(64,103)	2.2
EssilorLuxottica SA	(13,879)	(3,255,429)	114.2
Hermes International SCA	(374)	(850,009)	29.8
Klepierre SA	(14,344)	(458,600)	16.1
Renault SA	(22,821)	(1,044,162)	36.6
Rexel SA	(13,856)	(381,753)	13.4
TotalEnergies SE	(65,870)	(4,133,714)	145.0
Unibail-Rodamco-Westfield	(19,239)	(1,573,217)	55.2
Vivendi SE	(128,122)	(1,369,052)	48.0
		(18,393,903)
Germany
Commerzbank AG	(46,666)	(827,650)	29.0
Daimler Truck Holding AG	(78,294)	(3,237,506)	113.6
SMA Solar Technology AG	(6)	(105)	0.0
		(4,065,261)
Japan
Aeon Co. Ltd.	(93,600)	(2,293,493)	80.4
Asics Corp.	(156,300)	(2,730,076)	95.7
BayCurrent, Inc.	(160,500)	(5,216,095)	182.9
Brother Industries Ltd.	(1,700)	(33,111)	1.2
Capcom Co. Ltd.	(1,400)	(27,704)	1.0
Chiba Bank Ltd.	(130,100)	(949,433)	33.3
Chugai Pharmaceutical Co. Ltd.	(223,900)	(10,653,487)	373.6
Chugoku Electric Power Co., Inc.	(774,400)	(5,635,823)	197.7
Concordia Financial Group Ltd.	(180,500)	(894,070)	31.4
Cosmo Energy Holdings Co. Ltd.	(6,400)	(315,902)	11.1
Cosmos Pharmaceutical Corp.	(33,700)	(1,619,724)	56.8
Credit Saison Co. Ltd.	(57,900)	(1,302,302)	45.7
Dai Nippon Printing Co. Ltd.	(14,500)	(251,667)	8.8
Dentsu Group, Inc.	(28,500)	(879,731)	30.9
Dexerials Corp.	(65,300)	(996,972)	35.0
East Japan Railway Co.	(10,200)	(204,870)	7.2
Fujikura Ltd.	(146,200)	(5,373,323)	188.4
GMO Payment Gateway, Inc.	(35,500)	(2,126,347)	74.6
Hikari Tsushin, Inc.	(800)	(161,466)	5.7
Hoshizaki Corp.	(99,100)	(3,257,240)	114.2
Hoya Corp.	(200)	(26,759)	0.9
Ibiden Co. Ltd.	(53,600)	(1,702,587)	59.7
Idemitsu Kosan Co. Ltd.	(6,400)	(43,632)	1.5
ITOCHU Corp.	(78,900)	(3,903,011)	136.9
Japan Exchange Group, Inc.	(79,600)	(932,996)	32.7
Japan Post Bank Co. Ltd.	(184,400)	(1,646,940)	57.8
Japan Post Holdings Co. Ltd.	(271,600)	(2,505,804)	87.9
Japan Real Estate Investment Corp.	(2,120)	(7,711,396)	270.4
Japan Steel Works Ltd.	(104,400)	(3,541,127)	124.2
Kawasaki Heavy Industries Ltd.	(57,600)	(2,205,407)	77.3
Keisei Electric Railway Co. Ltd.	(20,500)	(533,366)	18.7

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Keyence Corp.	(2,900)	$(1,309,099)	45.9%
Kikkoman Corp.	(533,200)	(6,255,900)	219.4
Kobayashi Pharmaceutical Co. Ltd.	(17,900)	(666,742)	23.4
Kobe Bussan Co. Ltd.	(319,800)	(7,844,597)	275.1
Kokusai Electric Corp.	(101,400)	(1,848,901)	64.8
Konami Group Corp.	(2,500)	(229,150)	8.0
Kosaido Holdings Co. Ltd.	(102,400)	(5,137,313)	180.2
Kuraray Co. Ltd.	(123,300)	(1,670,896)	58.6
Kyoto Financial Group, Inc.	(131,000)	(1,922,604)	67.4
Kyushu Electric Power Co., Inc.	(18,600)	(208,297)	7.3
Kyushu Railway Co.	(129,100)	(3,396,686)	119.1
Lasertec Corp.	(100)	(13,570)	0.5
Macnica Holdings, Inc.	(176,200)	(2,009,796)	70.5
Marui Group Co. Ltd.	(41,000)	(643,794)	22.6
Maruwa Co. Ltd.	(12,800)	(3,531,103)	123.8
MatsukiyoCocokara & Co.	(3,000)	(40,844)	1.4
McDonald’s Holdings Co. Japan Ltd.	(9,500)	(402,581)	14.1
Mebuki Financial Group, Inc.	(418,000)	(1,563,488)	54.8
Mercari, Inc.	(524,200)	(7,333,098)	257.2
MinebeaMitsumi, Inc.	(220,500)	(3,881,785)	136.1
Mitsubishi Heavy Industries Ltd.	(48,100)	(679,025)	23.8
Mitsubishi Motors Corp.	(434,200)	(1,290,024)	45.2
Mitsui OSK Lines Ltd.	(35,500)	(1,208,617)	42.4
MonotaRO Co. Ltd.	(56,400)	(850,870)	29.8
Nichirei Corp.	(6,200)	(173,260)	6.1
Nippon Building Fund, Inc.	(50)	(42,945)	1.5
Nippon Paint Holdings Co. Ltd.	(33,200)	(254,095)	8.9
Nippon Sanso Holdings Corp.	(221,500)	(7,688,706)	269.6
Nissin Foods Holdings Co. Ltd.	(1,700)	(45,776)	1.6
Nitori Holdings Co. Ltd.	(43,100)	(5,488,982)	192.5
Obic Co. Ltd.	(413,400)	(13,508,845)	473.8
Omron Corp.	(43,600)	(1,721,385)	60.4
Osaka Gas Co. Ltd.	(34,500)	(739,288)	25.9
Rakus Co. Ltd.	(154,800)	(2,069,876)	72.6
Rakuten Bank Ltd.	(327,300)	(6,635,847)	232.7
Ricoh Co. Ltd.	(7,500)	(81,245)	2.9
Rohto Pharmaceutical Co. Ltd.	(4,600)	(103,442)	3.6
Rorze Corp.	(164,500)	(2,397,509)	84.1
Ryohin Keikaku Co. Ltd.	(31,000)	(507,311)	17.8
Sanrio Co. Ltd.	(14,200)	(385,231)	13.5
Sanwa Holdings Corp.	(119,400)	(3,024,885)	106.1
Sapporo Holdings Ltd.	(155,000)	(7,439,925)	260.9
SBI Sumishin Net Bank Ltd.	(366,600)	(6,421,717)	225.2
SCREEN Holdings Co. Ltd.	(11,600)	(740,552)	26.0
Secom Co. Ltd.	(193,400)	(6,877,862)	241.2
Seibu Holdings, Inc.	(181,400)	(4,050,410)	142.1
SG Holdings Co. Ltd.	(260,400)	(2,611,382)	91.6
Shimadzu Corp.	(298,800)	(8,813,958)	309.1
Shin-Etsu Chemical Co. Ltd.	(2,400)	(87,945)	3.1
Shinko Electric Industries Co. Ltd.	(140,800)	(5,035,204)	176.6
SMC Corp.	(1,600)	(679,274)	23.8
Socionext, Inc.	(215,300)	(4,008,267)	140.6
Square Enix Holdings Co. Ltd.	(14,100)	(550,698)	19.3
SUMCO Corp.	(559,600)	(5,350,571)	187.6
Sumitomo Forestry Co. Ltd.	(200,800)	(7,735,587)	271.3
Sumitomo Metal Mining Co. Ltd.	(1,400)	(38,708)	1.4
TIS, Inc.	(9,600)	(239,390)	8.4
Toho Co. Ltd.	(47,100)	(1,798,663)	63.1
Tohoku Electric Power Co., Inc.	(149,100)	(1,462,505)	51.3
Tokyo Electric Power Co Holdings, Inc.	(622,400)	(2,513,571)	88.2
Security	Shares	Value	% of Basket Value
Japan (continued)
Tokyo Gas Co. Ltd.	(37,000)	$(912,897)	32.0%
TOPPAN Holdings, Inc.	(2,500)	(73,128)	2.6
Toray Industries, Inc.	(279,300)	(1,518,852)	53.3
TOTO Ltd.	(79,900)	(2,229,194)	78.2
Toyo Suisan Kaisha Ltd.	(3,900)	(229,101)	8.0
Trial Holdings, Inc.	(37,100)	(691,971)	24.3
Visional, Inc.	(29,700)	(1,589,220)	55.7
Yakult Honsha Co. Ltd.	(203,300)	(4,417,930)	154.9
Yamaha Corp.	(168,200)	(1,358,258)	47.6
Yamaha Motor Co. Ltd.	(594,700)	(5,198,283)	182.3
Yamazaki Baking Co. Ltd.	(10,900)	(221,364)	7.8
Yaskawa Electric Corp.	(65,200)	(1,868,598)	65.5
ZOZO, Inc.	(243,900)	(7,908,568)	277.4
		(263,156,822)
Netherlands
Akzo Nobel NV	(29,255)	(1,866,862)	65.5
IMCD NV	(6,727)	(1,069,533)	37.5
Universal Music Group NV	(72,062)	(1,813,525)	63.6
		(4,749,920)
Singapore
CapitaLand Investment Ltd./Singapore	(79,800)	(168,584)	5.9
Sembcorp Industries Ltd.	(109,200)	(414,288)	14.5
		(582,872)
Spain
CaixaBank SA	(49,352)	(300,739)	10.5
EDP Renovaveis SA	(164,272)	(2,226,478)	78.1
Iberdrola SA	(290,371)	(4,313,325)	151.3
		(6,840,542)
Sweden
Epiroc AB, Class A	(57,732)	(1,127,523)	39.6
Epiroc AB, Class B	(29,847)	(514,175)	18.0
EQT AB	(1,967)	(57,068)	2.0
Lifco AB, Class B	(10,589)	(315,954)	11.1
Volvo Car AB, Class B	(161,128)	(348,152)	12.2
		(2,362,872)
Switzerland
EMS-Chemie Holding AG, Registered Shares	(18)	(13,843)	0.5
Partners Group Holding AG	(4,540)	(6,246,262)	219.1
Sandoz Group AG	(92,504)	(4,217,097)	147.9
Sika AG, Registered Shares	(10,734)	(2,989,603)	104.8
Swatch Group AG	(7,870)	(1,614,948)	56.6
UBS Group AG, Registered Shares	(16,326)	(499,379)	17.5
		(15,581,132)
United Kingdom
DS Smith PLC	(1,337,212)	(9,401,475)	329.7
Entain PLC	(364,737)	(3,507,859)	123.0
London Stock Exchange Group PLC	(33,153)	(4,493,420)	157.6
WPP PLC	(737,125)	(7,747,867)	271.7
		(25,150,621)
United States
Nestle SA, Registered Shares	(55,321)	(5,227,425)	183.3
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Sinch AB	(333,736)	$(996,629)	35.0%
Stellantis NV	(99,536)	(1,363,875)	47.8
(7,587,929)
Total Reference Entity — Short		(377,306,257)
Net Value of Reference Entity — Barclays Bank PLC		$(2,851,423)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/21/25 — 06/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	276,999	$1,901,878	(10.0)%
BHP Group Ltd.	756,344	21,013,175	(110.1)
Rio Tinto Ltd.	129,228	10,146,661	(53.2)
Worley Ltd.	76,071	698,537	(3.6)
		33,760,251
Belgium
Liberty Global Ltd., Class C	216,966	4,473,839	(23.4)
Canada
Algonquin Power & Utilities Corp.	25,238	121,989	(0.6)
Barrick Gold Corp.	74,467	1,439,226	(7.5)
FirstService Corp.	1,319	244,219	(1.3)
Keyera Corp.	8,614	264,542	(1.4)
Magna International, Inc.	5,095	201,151	(1.1)
Stantec, Inc.	1,648	133,677	(0.7)
TELUS Corp.	24,572	388,429	(2.0)
		2,793,233
Denmark
AP Moller - Maersk A/S, Class B	8,694	13,751,849	(72.0)
DSV A/S	48,532	10,623,919	(55.7)
Genmab A/S	2,194	491,362	(2.6)
		24,867,130
Germany
HUGO BOSS AG, Ordinary Shares	10,661	490,812	(2.6)
RWE AG	86,619	2,807,286	(14.7)
Solarworld AG	4	—	0.0
TUI AG	895,829	7,467,701	(39.1)
		10,765,799
Israel
Nova Ltd.	3,246	601,484	(3.2)
Wix.com Ltd.	23,574	3,939,687	(20.6)
		4,541,171
Italy
A2A SpA	478,389	1,093,522	(5.7)
Banco BPM SpA	50,612	341,382	(1.8)
BPER Banca SPA	23,879	145,390	(0.8)
Security	Shares	Value	% of Basket Value
Italy (continued)
Infrastrutture Wireless Italiane SpA	6,955	$78,416	(0.4)%
Mediobanca Banca di Credito Finanziario SpA	56,016	924,111	(4.8)
		2,582,821
Japan
Amada Co. Ltd.	170,100	1,676,318	(8.8)
Asahi Kasei Corp.	186,500	1,286,604	(6.7)
Bandai Namco Holdings, Inc.	16,800	352,231	(1.8)
Dai-ichi Life Holdings, Inc.	12,000	299,164	(1.6)
Daiwa Securities Group, Inc.	1,399,400	9,155,267	(48.0)
DMG Mori Co. Ltd.	35,900	684,544	(3.6)
FANUC Corp.	116,400	3,088,246	(16.2)
Inpex Corp.	205,100	2,703,639	(14.2)
J Front Retailing Co. Ltd.	161,700	1,717,201	(9.0)
Kao Corp.	11,700	515,682	(2.7)
Komatsu Ltd.	176,200	4,560,987	(23.9)
Kyowa Kirin Co. Ltd.	30,900	509,286	(2.7)
Mitsubishi Chemical Group Corp.	465,300	2,510,800	(13.2)
Mitsubishi UFJ Financial Group, Inc.	1,375,000	14,492,822	(75.9)
Mizuho Financial Group, Inc.	374,300	7,774,581	(40.7)
Nippon Yusen KK	245,100	8,205,803	(43.0)
Obayashi Corp.	164,700	2,019,094	(10.6)
Ono Pharmaceutical Co. Ltd.	77,900	972,985	(5.1)
ORIX Corp.	36,200	762,729	(4.0)
Otsuka Corp.	65,500	1,470,046	(7.7)
Panasonic Holdings Corp.	183,700	1,511,858	(7.9)
Rakuten Group, Inc.	1,480,800	8,838,232	(46.3)
Shimizu Corp.	803,500	5,323,121	(27.9)
SoftBank Corp.	12,475,200	15,705,061	(82.3)
Sompo Holdings, Inc.	9,900	212,247	(1.1)
Sony Group Corp.	1,324,700	23,311,426	(122.2)
Sumitomo Corp.	178,100	3,757,270	(19.7)
Sumitomo Mitsui Financial Group, Inc.	685,800	14,548,924	(76.2)
Tokyo Electron Ltd.	148,900	21,911,074	(114.8)
Tokyo Tatemono Co. Ltd.	37,300	609,101	(3.2)
		160,486,343
Luxembourg
Birkenstock Holding Plc	3	138	(0.0)
Macau
Galaxy Entertainment Group Ltd., Class L	100,000	445,058	(2.3)
Netherlands
Koninklijke Philips NV	14,936	392,948	(2.1)
New Zealand
Xero Ltd.	12,001	1,165,964	(6.1)
Norway
Equinor ASA	55,327	1,314,691	(6.9)
Puerto Rico
Popular, Inc.	10,599	945,749	(5.0)
South Korea
Delivery Hero SE	11,039	468,629	(2.5)
Switzerland
ABB Ltd., Class N, Registered Shares	92,558	5,143,550	(26.9)
TE Connectivity PLC	32,174	4,743,091	(24.9)
		9,886,641

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom
B&M European Value Retail SA	120,948	$605,102	(3.1)%
Berkeley Group Holdings PLC	87,829	5,011,950	(26.2)
Hammerson PLC	1	4	(0.0)
Imperial Brands PLC	25,126	758,253	(4.0)
Informa PLC	103,762	1,083,987	(5.7)
J Sainsbury PLC	820,168	2,823,670	(14.8)
Marks & Spencer Group PLC	299,006	1,450,746	(7.6)
Smiths Group PLC	183,504	3,621,054	(19.0)
Tesco PLC	2,492,555	11,006,307	(57.7)
		26,361,073
United States
Adobe, Inc.	33,733	16,127,073	(84.5)
AECOM	63,949	6,829,753	(35.8)
Alaska Air Group, Inc.	86,364	4,137,699	(21.7)
Alkermes PLC	41,192	1,058,634	(5.5)
Allegion plc	17,683	2,469,077	(12.9)
Amazon.com, Inc.	32,863	6,125,663	(32.1)
AMETEK, Inc.	8,786	1,610,825	(8.4)
Amphenol Corp., Class A	8,940	599,159	(3.1)
Applied Materials, Inc.	3,617	656,775	(3.4)
AutoNation, Inc.	24,760	3,849,437	(20.2)
BioMarin Pharmaceutical, Inc.	36,266	2,389,567	(12.5)
Boise Cascade Co.	21,430	2,850,833	(14.9)
Box, Inc., Class A	57,349	1,821,404	(9.5)
Bright Horizons Family Solutions, Inc.	17,041	2,274,462	(11.9)
Bristol-Myers Squibb Co.	8,027	447,666	(2.3)
Builders FirstSource, Inc.	18,610	3,189,754	(16.7)
CACI International, Inc., Class A	14,585	8,059,088	(42.2)
Camden Property Trust	56,466	6,538,198	(34.3)
Citizens Financial Group, Inc.	240,996	10,150,752	(53.2)
Comfort Systems USA, Inc.	3,504	1,370,204	(7.2)
Devon Energy Corp.	165,297	6,393,688	(33.5)
Donaldson Co., Inc.	53,925	3,945,153	(20.7)
Eagle Materials, Inc.	4,717	1,346,515	(7.1)
Eaton Corp PLC	46,753	15,502,360	(81.2)
Ecolab, Inc.	22,629	5,560,624	(29.1)
Elanco Animal Health, Inc.	135,255	1,709,623	(9.0)
EMCOR Group, Inc.	15,545	6,934,158	(36.3)
EOG Resources, Inc.	31,754	3,872,718	(20.3)
Etsy, Inc.	53,318	2,742,678	(14.4)
Exelixis, Inc.	53,244	1,767,701	(9.3)
Experian PLC	60,532	2,954,313	(15.5)
Flex Ltd.	119,236	4,133,912	(21.7)
Flowserve Corp.	48,862	2,572,096	(13.5)
Fluor Corp.	16,884	882,696	(4.6)
Fox Corp., Class A	192,474	8,083,908	(42.4)
Hasbro, Inc.	9,247	606,881	(3.2)
HEICO Corp.	91,941	22,520,948	(118.0)
HEICO Corp., Class A	12,324	2,366,331	(12.4)
Hologic, Inc.	59,769	4,833,519	(25.3)
IDEXX Laboratories, Inc.	7,637	3,107,648	(16.3)
Illumina, Inc.	157,758	22,739,238	(119.2)
Incyte Corp.	18,017	1,335,420	(7.0)
Ingredion, Inc.	21,597	2,867,218	(15.0)
Intel Corp.	284,749	6,127,798	(32.1)
Invesco Ltd.	402,745	6,983,598	(36.6)
Ionis Pharmaceuticals, Inc.	59,429	2,281,479	(12.0)
KeyCorp	208,737	3,600,713	(18.9)
Lamar Advertising Co., Class A	26,367	3,480,444	(18.2)
Lear Corp.	39,819	3,813,067	(20.0)
Security	Shares	Value	% of Basket Value
United States (continued)
Liberty Media Corp-Liberty Formula One, Class C	2,008	$160,319	(0.8)%
Light & Wonder, Inc., Class A	7,508	704,100	(3.7)
Merit Medical Systems, Inc.	27,015	2,665,300	(14.0)
Mettler-Toledo International, Inc.	2,602	3,361,133	(17.6)
MGIC Investment Corp.	255,549	6,398,947	(33.5)
MGM Resorts International	41,323	1,523,579	(8.0)
Microsoft Corp.	13,047	5,301,648	(27.8)
Mohawk Industries, Inc.	6,353	853,017	(4.5)
Molina Healthcare, Inc.	4,317	1,386,707	(7.3)
Neurocrine Biosciences, Inc.	6,972	838,522	(4.4)
Nutanix, Inc., Class A	26,191	1,626,461	(8.5)
NVR, Inc.	192	1,757,340	(9.2)
Oshkosh Corp.	159,672	16,324,865	(85.5)
Paramount Global, Class B	357,054	3,906,171	(20.5)
Parker-Hannifin Corp.	931	590,319	(3.1)
Pegasystems, Inc.	20,975	1,666,254	(8.7)
Penske Automotive Group, Inc.	24,336	3,664,272	(19.2)
Philip Morris International, Inc.	8,461	1,122,775	(5.9)
Post Holdings, Inc.	39,972	4,365,342	(22.9)
Primo Water Corp.	13,224	347,233	(1.8)
PVH Corp.	53,439	5,261,604	(27.6)
QIAGEN NV	156,409	6,584,819	(34.5)
Qualys, Inc.	22,818	2,720,818	(14.3)
Reinsurance Group of America, Inc.	15,411	3,252,954	(17.0)
ResMed, Inc.	92,477	22,422,898	(117.5)
Roche Holding AG	4,658	1,583,079	(8.3)
Sarepta Therapeutics, Inc.	10,020	1,262,520	(6.6)
Skyworks Solutions, Inc.	1,366	119,634	(0.6)
STERIS PLC	4,830	1,071,536	(5.6)
Stryker Corp.	3,470	1,236,292	(6.5)
Teradyne, Inc.	12,098	1,284,929	(6.7)
Trex Co., Inc.	26,923	1,907,495	(10.0)
UGI Corp.	159,076	3,803,507	(19.9)
United Airlines Holdings, Inc.	171,590	13,428,633	(70.4)
United Parcel Service, Inc., Class B	166,836	22,366,034	(117.2)
United Therapeutics Corp.	5,465	2,043,746	(10.7)
Veralto Corp.	233,088	23,819,263	(124.8)
VeriSign, Inc.	35,799	6,330,695	(33.2)
Visa, Inc., Class A	6,073	1,760,259	(9.2)
Westinghouse Air Brake Technologies Corp.	9,719	1,826,978	(9.6)
Westlake Corp.	27,762	3,662,918	(19.2)
Zoetis, Inc., Class A	20,893	3,735,251	(19.6)
		427,672,634
Total Reference Entity — Long		712,924,112
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd.	(211,358)	(4,307,583)	22.6
Endeavour Group Ltd./Australia	(614,642)	(1,890,708)	9.9
Fortescue Ltd.	(9,539)	(119,455)	0.6
Mirvac Group	(588,318)	(822,431)	4.3
National Australia Bank Ltd.	(259,438)	(6,575,487)	34.5
SEEK Ltd.	(54,167)	(880,008)	4.6
		(14,595,672)
Belgium
Elia Group SA/NV	(3,958)	(376,627)	2.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Bermuda
RenaissanceRe Holdings Ltd.	(10,160)	$(2,665,984)	14.0%
Canada
Parkland Corp.	(26,658)	(620,332)	3.3
Quebecor, Inc., Class B	(31,424)	(782,469)	4.1
		(1,402,801)
Denmark
Carlsberg A/S, Class B	(2,358)	(260,591)	1.4
Coloplast A/S, Class B	(17,387)	(2,177,732)	11.4
		(2,438,323)
Finland
Kesko OYJ, Class B	(45,899)	(985,828)	5.2
Neste OYJ	(24,331)	(390,659)	2.0
		(1,376,487)
Germany
Commerzbank AG	(117,431)	(2,082,711)	10.9
Siemens Healthineers AG	(32,862)	(1,715,543)	9.0
		(3,798,254)
Hong Kong
Power Assets Holdings Ltd.	(3,000)	(19,984)	0.1
Israel
Global-e Online Ltd.	(16,759)	(644,216)	3.4
Mobileye Global, Inc., Class A	(40,749)	(554,594)	2.9
Oddity Tech Ltd., Class A	(10,571)	(405,821)	2.1
		(1,604,631)
Italy
DiaSorin SpA	(1,098)	(119,255)	0.6
Eni SpA	(24,161)	(368,049)	1.9
Iveco Group NV	(93,485)	(971,477)	5.1
Leonardo SpA	(14,334)	(341,662)	1.8
Nexi SpA	(165,946)	(1,048,910)	5.5
		(2,849,353)
Japan
Central Japan Railway Co.	(156,800)	(3,247,206)	17.0
Denso Corp.	(71,200)	(1,011,289)	5.3
East Japan Railway Co.	(57,300)	(1,150,889)	6.0
Hikari Tsushin, Inc.	(6,400)	(1,291,726)	6.8
Hoya Corp.	(16,900)	(2,261,118)	11.9
Japan Exchange Group, Inc.	(87,000)	(1,019,732)	5.3
Japan Real Estate Investment Corp.	(67)	(243,709)	1.3
Keisei Electric Railway Co. Ltd.	(1,000)	(26,018)	0.1
Kikkoman Corp.	(108,200)	(1,269,483)	6.7
Konami Group Corp.	(71,000)	(6,507,848)	34.1
Kyushu Railway Co.	(5,800)	(152,601)	0.8
Lasertec Corp.	(93,700)	(12,714,684)	66.6
MatsukiyoCocokara & Co.	(13,100)	(178,352)	0.9
Nippon Building Fund, Inc.	(7,544)	(6,479,479)	34.0
Nippon Sanso Holdings Corp.	(9,400)	(326,293)	1.7
Rakus Co. Ltd.	(7,700)	(102,959)	0.5
Rakuten Bank Ltd.	(2,000)	(40,549)	0.2
Ricoh Co. Ltd.	(80,700)	(874,197)	4.6
Rohto Pharmaceutical Co. Ltd.	(23,600)	(530,702)	2.8
Ryohin Keikaku Co. Ltd.	(4,200)	(68,733)	0.4
Sanrio Co. Ltd.	(74,500)	(2,021,104)	10.6
Secom Co. Ltd.	(3,400)	(120,914)	0.6
Sega Sammy Holdings, Inc.	(44,600)	(839,333)	4.4
SG Holdings Co. Ltd.	(5,700)	(57,162)	0.3
Security	Shares	Value	% of Basket Value
Japan (continued)
Shimano, Inc.	(2,331)	$(342,446)	1.8%
Shinko Electric Industries Co. Ltd.	(101,500)	(3,629,781)	19.0
SUMCO Corp.	(61,900)	(591,852)	3.1
Sumitomo Forestry Co. Ltd.	(29,600)	(1,140,306)	6.0
Sumitomo Realty & Development Co. Ltd.	(4,100)	(121,621)	0.6
Tohoku Electric Power Co., Inc.	(14,100)	(138,305)	0.7
TOPPAN Holdings, Inc.	(52,200)	(1,526,915)	8.0
Visional, Inc.	(1,300)	(69,562)	0.4
		(50,096,868)
Netherlands
Adyen NV	(546)	(834,102)	4.4
Heineken Holding NV	(7,691)	(532,895)	2.8
IMCD NV	(7,117)	(1,131,539)	5.9
JDE Peet’s NV	(34,909)	(788,122)	4.1
		(3,286,658)
New Zealand
Auckland International Airport Ltd.	(164,652)	(718,412)	3.8
Fisher & Paykel Healthcare Corp. Ltd., Class C	(67,797)	(1,452,964)	7.6
Mercury NZ Ltd.	(78,380)	(308,510)	1.6
		(2,479,886)
Norway
Orkla ASA	(27,228)	(251,547)	1.3
Singapore
Oversea-Chinese Banking Corp. Ltd.	(166,900)	(1,914,861)	10.0
Spain
Amadeus IT Group SA	(42,974)	(3,115,325)	16.3
Repsol SA	(31,154)	(389,997)	2.1
		(3,505,322)
Sweden
Castellum AB	(8,154)	(102,110)	0.5
Epiroc AB, Class A	(287,162)	(5,608,358)	29.4
Epiroc AB, Class B	(79,792)	(1,374,578)	7.2
Evolution Ab	(2,366)	(223,698)	1.2
Getinge AB, Class B	(18,601)	(329,064)	1.7
Investment AB Latour, Class B	(3,006)	(82,971)	0.4
Lifco AB, Class B	(5,948)	(177,476)	0.9
Skandinaviska Enskilda Banken AB, Class A	(127,692)	(1,803,427)	9.5
		(9,701,682)
Switzerland
Baloise Holding AG, Class N, Registered Shares	(11,257)	(2,154,357)	11.3
EMS-Chemie Holding AG, Registered Shares	(1,981)	(1,523,507)	8.0
Julius Baer Group Ltd., Class N	(148,862)	(9,076,349)	47.6
Swatch Group AG	(3,177)	(651,930)	3.4
Swiss Life Holding AG, Class N, Registered Shares	(5,135)	(4,181,428)	21.9
Swisscom AG, Class N, Registered Shares	(6,398)	(3,898,180)	20.4
Temenos AG, Registered Shares	(129)	(8,935)	0.0
		(21,494,686)
United Kingdom
Barclays PLC	(392,656)	(1,203,688)	6.3
Diageo PLC	(250,794)	(7,744,962)	40.6
JD Sports Fashion PLC	(918,585)	(1,472,938)	7.7
Lloyds Banking Group PLC	(8,297,608)	(5,695,482)	29.8
London Stock Exchange Group PLC	(46,569)	(6,311,769)	33.1
Reckitt Benckiser Group PLC	(20,732)	(1,257,687)	6.6
Rentokil Initial PLC	(760,146)	(3,812,719)	20.0

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Segro PLC	(115,462)	$(1,169,905)	6.1%
Severn Trent PLC	(372,515)	(12,323,616)	64.6
Wise PLC, Class A	(139,292)	(1,270,503)	6.7
		(42,263,269)
United States
Advanced Micro Devices, Inc.	(39,929)	(5,752,571)	30.1
Aflac, Inc.	(151,811)	(15,908,275)	83.4
Air Lease Corp., Class A	(40,598)	(1,800,521)	9.4
Air Products and Chemicals, Inc.	(87,442)	(27,153,364)	142.3
Alight, Inc., Class A	(976,808)	(6,769,279)	35.5
Alliant Energy Corp.	(128,218)	(7,693,080)	40.3
Antero Midstream Corp.	(148,788)	(2,138,084)	11.2
Antero Resources Corp.	(379,933)	(9,832,666)	51.5
Apollo Global Management, Inc.	(15,407)	(2,207,207)	11.6
Aspen Technology, Inc.	(16,618)	(3,900,743)	20.4
AST SpaceMobile, Inc., Class A	(25,721)	(612,417)	3.2
ATI, Inc.	(20,182)	(1,063,793)	5.6
Boeing Co.	(289,110)	(43,167,014)	226.2
Casey’s General Stores, Inc.	(21,525)	(8,481,280)	44.4
Cava Group, Inc.	(169,661)	(22,659,923)	118.7
Celanese Corp., Class A	(33,751)	(4,251,613)	22.3
Celsius Holdings, Inc.	(522,922)	(15,729,494)	82.4
CenterPoint Energy, Inc.	(800,390)	(23,635,517)	123.9
Churchill Downs, Inc.	(5,975)	(837,098)	4.4
Civitas Resources, Inc.	(89,807)	(4,381,684)	23.0
Cognizant Technology Solutions Corp., Class A	(23,808)	(1,775,839)	9.3
Coherent Corp.	(76,836)	(7,102,720)	37.2
Constellation Energy Corp.	(32,749)	(8,611,677)	45.1
CoStar Group, Inc.	(25,852)	(1,881,767)	9.9
Coty, Inc., Class A	(242,379)	(1,803,300)	9.5
Crane Co.	(6,183)	(972,462)	5.1
Credo Technology Group Holding Ltd.	(274,644)	(10,354,079)	54.3
CVS Health Corp.	(88,575)	(5,000,944)	26.2
Diamondback Energy, Inc.	(54,251)	(9,589,949)	50.3
Doximity, Inc., Class A	(19,264)	(804,079)	4.2
Duolingo, Inc., Class A	(3,795)	(1,111,821)	5.8
Ensign Group, Inc.	(16,527)	(2,561,520)	13.4
Erie Indemnity Co., Class A	(1,782)	(799,833)	4.2
Exxon Mobil Corp.	(57,268)	(6,687,757)	35.0
F&G Annuities & Life, Inc.	(1)	(40)	0.0
First Citizens BancShares, Inc., Class A	(14,814)	(28,699,903)	150.4
Fiserv, Inc.	(13,679)	(2,707,074)	14.2
GE HealthCare Technologies, Inc.	(2,033)	(177,583)	0.9
GE Vernova, Inc.	(39,327)	(11,863,383)	62.2
Howmet Aerospace, Inc.	(7,790)	(776,819)	4.1
Humana, Inc.	(18,962)	(4,888,972)	25.6
Ingersoll Rand, Inc.	(160,183)	(15,377,568)	80.6
Intra-Cellular Therapies, Inc.	(16,920)	(1,433,970)	7.5
J M Smucker Co.	(1,070)	(121,456)	0.6
Keurig Dr. Pepper, Inc.	(47,768)	(1,573,956)	8.2
KKR & Co., Inc., Class A	(110,366)	(15,256,996)	79.9
Kraft Heinz Co.	(1,253,277)	(41,934,648)	219.7
Lantheus Holdings, Inc.	(56,584)	(6,215,187)	32.6
Las Vegas Sands Corp.	(124,744)	(6,467,976)	33.9
Lithia Motors, Inc., Class A	(8,306)	(2,760,665)	14.5
LKQ Corp.	(7,192)	(264,594)	1.4
Macy’s, Inc.	(41,457)	(635,950)	3.3
MarketAxess Holdings, Inc.	(2,612)	(755,965)	4.0
Matador Resources Co.	(23,067)	(1,202,021)	6.3
Security	Shares	Value	% of Basket Value
United States (continued)
MetLife, Inc.	(17,809)	$(1,396,582)	7.3%
MongoDB, Inc., Class A	(32,263)	(8,723,915)	45.7
Mueller Industries, Inc.	(12,646)	(1,036,593)	5.4
National Storage Affiliates Trust	(73,122)	(3,082,092)	16.2
NiSource, Inc.	(82,594)	(2,904,005)	15.2
Nordson Corp.	(16,212)	(4,018,793)	21.1
ONEOK, Inc.	(265,980)	(25,768,142)	135.0
Onto Innovation, Inc.	(3,909)	(775,272)	4.1
Pinnacle Financial Partners, Inc.	(5,514)	(581,451)	3.0
Prudential Financial, Inc.	(60,420)	(7,400,242)	38.8
PTC, Inc.	(4,852)	(899,221)	4.7
Range Resources Corp.	(31,472)	(945,104)	5.0
Raymond James Financial, Inc.	(2,140)	(317,191)	1.7
Regal Rexnord Corp.	(61,555)	(10,251,370)	53.7
Robinhood Markets, Inc., Class A	(140,692)	(3,304,855)	17.3
Rocket Cos, Inc., Class A	(154,362)	(2,485,228)	13.0
Rubrik, Inc., Class A	(10,811)	(446,062)	2.3
Sensata Technologies Holding PLC	(58,620)	(2,013,011)	10.6
SentinelOne, Inc., Class A	(15,716)	(405,316)	2.1
SharkNinja, Inc.	(6,098)	(562,297)	2.9
SoFi Technologies, Inc.	(93,862)	(1,048,439)	5.5
STAG Industrial, Inc.	(31,698)	(1,181,701)	6.2
Symbotic, Inc., Class A	(186,718)	(5,188,893)	27.2
Synchrony Financial	(387,744)	(21,380,204)	112.0
Tesla, Inc.	(36,637)	(9,153,754)	48.0
Texas Pacific Land Corp.	(19,273)	(22,472,318)	117.8
TKO Group Holdings, Inc., Class A	(12,823)	(1,497,342)	7.8
Valaris Ltd.	(46,310)	(2,343,286)	12.3
Vaxcyte, Inc.	(2,339)	(248,753)	1.3
Viking Therapeutics, Inc.	(51,028)	(3,701,571)	19.4
WEC Energy Group, Inc.	(94,137)	(8,992,908)	47.1
Wyndham Hotels & Resorts, Inc.	(13,714)	(1,211,220)	6.3
		(565,885,227)
Total Reference Entity — Short		(732,008,122)
Net Value of Reference Entity — BNP Paribas SA		$(19,084,010)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 03/17/25 — 06/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Challenger Ltd.	513,136	$2,032,299	(31.6)%
Charter Hall Retail REIT	137,053	303,422	(4.7)
Data#3 Ltd.	102,215	489,683	(7.6)
Downer EDI Ltd.	494,034	1,810,162	(28.1)
Insignia Financial Ltd.	420,876	910,956	(14.2)
McMillan Shakespeare Ltd.	199,952	1,918,777	(29.8)
Monadelphous Group Ltd.	240,728	1,984,556	(30.8)
NRW Holdings Ltd.	272,059	685,610	(10.7)
Premier Investments Ltd.	9,210	202,674	(3.2)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Australia (continued)
Ventia Services Group Pty Ltd.	385,937	$1,159,087	(18.0)%
WEB Travel Group Ltd.	351,250	922,442	(14.3)
		12,419,668
Austria
ANDRITZ AG	22,472	1,356,703	(21.1)
Kontron AG	12,685	213,610	(3.3)
		1,570,313
Belgium
Fagron	30,904	625,520	(9.7)
Umicore SA	146,862	1,768,127	(27.5)
		2,393,647
Canada
Canfor Corp.	22,175	264,536	(4.1)
Centerra Gold, Inc.	30,763	217,408	(3.4)
Innergex Renewable Energy, Inc.	155,866	1,020,934	(15.9)
North American Construction Group Ltd.	5,843	113,935	(1.8)
Obsidian Energy Ltd.	47,959	272,113	(4.2)
		1,888,926
Finland
Outokumpu OYJ	733,998	2,640,522	(41.0)
Germany
Auto1 Group SE	54,614	560,456	(8.7)
Bilfinger SE	7,480	359,541	(5.6)
Deutsche Pfandbriefbank AG	164,718	935,449	(14.5)
Deutsche Wohnen SE	8,042	205,453	(3.2)
Deutz AG	13,232	58,840	(0.9)
Duerr AG	16,674	386,404	(6.0)
Grand City Properties SA	45,859	607,829	(9.5)
HelloFresh SE	226,746	2,511,222	(39.0)
SAF-Holland SE	10,837	167,638	(2.6)
TBC Bank Group PLC	11,773	417,469	(6.5)
		6,210,301
Hong Kong
HK Electric Investments & HK Electric Investments Ltd., Class SS	2,061,500	1,394,709	(21.7)
Ireland
Greencore Group PLC	103,776	278,333	(4.3)
Israel
Plus500 Ltd.	250,667	7,569,877	(117.6)
Italy
Banca IFIS SpA	14,287	342,407	(5.3)
Credito Emiliano SpA	13,705	147,995	(2.3)
De’ Longhi SpA	24,441	763,900	(11.9)
Maire SpA	14,836	111,977	(1.7)
Pirelli & C SpA	10,011	54,704	(0.9)
Sesa SpA	1,202	104,388	(1.6)
Webuild SpA	355,647	1,008,530	(15.7)
		2,533,901
Japan
77 Bank Ltd.	53,000	1,364,417	(21.2)
Aisan Industry Co. Ltd.	33,400	295,502	(4.6)
Alfresa Holdings Corp.	109,300	1,576,986	(24.5)
Coca-Cola Bottlers Japan Holdings, Inc.	192,900	2,470,818	(38.4)
Create SD Holdings Co. Ltd.	15,400	302,479	(4.7)
Daicel Corp.	33,400	294,790	(4.6)
Security	Shares	Value	% of Basket Value
Japan (continued)
Daiichikosho Co. Ltd.	150,300	$1,878,097	(29.2)%
Doutor Nichires Holdings Co. Ltd.	32,000	469,227	(7.3)
Earth Corp.	62,700	2,141,975	(33.3)
Financial Partners Group Co. Ltd.	15,600	239,630	(3.7)
Fuji Corp/Aichi	104,500	1,537,693	(23.9)
Fuji Media Holdings, Inc.	69,100	781,136	(12.1)
Furukawa Electric Co. Ltd.	150,700	3,706,306	(57.6)
Glory Ltd.	18,200	295,195	(4.6)
Gunma Bank Ltd.	897,700	5,055,466	(78.6)
Hanwa Co. Ltd.	23,300	772,008	(12.0)
Hazama Ando Corp.	484,700	3,580,240	(55.6)
Heiwa Real Estate Co. Ltd.	8,100	222,483	(3.5)
Heiwado Co. Ltd.	24,100	347,849	(5.4)
Hiday Hidaka Corp.	26,200	471,379	(7.3)
Hyakujushi Bank Ltd.	58,700	974,118	(15.1)
Inaba Denki Sangyo Co. Ltd.	6,100	152,999	(2.4)
Industrial & Infrastructure Fund Investment Corp.	1,325	1,000,700	(15.6)
Itochu Enex Co. Ltd.	35,600	372,627	(5.8)
Kaken Pharmaceutical Co. Ltd.	10,500	268,306	(4.2)
Kanamoto Co. Ltd.	97,300	1,758,526	(27.3)
Kyoritsu Maintenance Co. Ltd.	74,500	1,196,083	(18.6)
Kyudenko Corp.	24,300	872,380	(13.6)
Mabuchi Motor Co. Ltd.	129,100	1,847,363	(28.7)
Maxell Ltd.	69,600	849,641	(13.2)
MEITEC Group Holdings, Inc.	156,900	3,006,715	(46.7)
Menicon Co. Ltd.	100,200	1,102,525	(17.1)
Modec, Inc.	58,400	1,271,623	(19.8)
Nippon REIT Investment Corp.	748	1,547,525	(24.0)
Nishimoto Co. Ltd.	5,700	49,119	(0.8)
Nishi-Nippon Financial Holdings, Inc.	95,600	1,029,574	(16.0)
Nittetsu Mining Co. Ltd.	4,000	113,858	(1.8)
NOK Corp.	58,500	838,752	(13.0)
Nomura Co. Ltd.	24,100	122,118	(1.9)
Noritz Corp.	7,600	88,063	(1.4)
NS Solutions Corp.	250,400	6,335,848	(98.5)
NTN Corp.	474,600	781,946	(12.2)
Organo Corp.	46,900	2,191,424	(34.1)
Sanki Engineering Co. Ltd.	22,500	352,693	(5.5)
Taikisha Ltd.	14,400	458,068	(7.1)
Takuma Co. Ltd.	17,500	182,595	(2.8)
Toda Corp.	238,600	1,444,162	(22.4)
Tokyo Century Corp.	110,300	1,122,165	(17.4)
Towa Pharmaceutical Co. Ltd.	5,700	116,813	(1.8)
Toyobo Co. Ltd.	100,100	638,151	(9.9)
Toyota Boshoku Corp.	243,900	3,255,877	(50.6)
Tsubakimoto Chain Co.	41,700	525,047	(8.2)
Uchida Yoko Co. Ltd.	22,300	952,401	(14.8)
United Arrows Ltd.	3,800	54,139	(0.8)
UT Group Co. Ltd.	114,700	1,946,178	(30.2)
Wacom Co. Ltd.	147,200	678,568	(10.5)
Welcia Holdings Co. Ltd.	287,500	3,589,112	(55.8)
YAMABIKO Corp.	13,800	224,194	(3.5)
Yamaichi Electronics Co. Ltd.	137,500	2,297,126	(35.7)
Yamazen Corp.	65,400	568,089	(8.8)
Yaoko Co. Ltd.	8,600	522,775	(8.1)
Yokogawa Bridge Holdings Corp.	32,500	593,076	(9.2)
		75,096,738

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands
Eurocommercial Properties NV	1,842	$46,785	(0.8)%
Koninklijke BAM Groep NV	419,931	1,938,153	(30.1)
		1,984,938
Norway
Elkem ASA	139,284	227,155	(3.5)
Wallenius Wilhelmsen ASA	89,155	886,411	(13.8)
		1,113,566
Portugal
Mota-Engil SGPS SA	386,587	1,077,868	(16.7)
Navigator Co SA	493,648	1,904,140	(29.6)
		2,982,008
Spain
Indra Sistemas SA	54,735	964,949	(15.0)
Mapfre SA	232,318	664,107	(10.3)
		1,629,056
Switzerland
dormakaba Holding AG, Class N	4,148	3,162,982	(49.2)
EFG International AG, Class N	217,667	2,974,527	(46.2)
International Workplace Group PLC	810,224	1,674,537	(26.0)
		7,812,046
United Kingdom
Craneware PLC	24,418	623,419	(9.7)
Firstgroup PLC	219,668	377,574	(5.9)
Grainger PLC	1,391,318	4,088,091	(63.5)
Hilton Food Group PLC	128,519	1,491,470	(23.2)
Hollywood Bowl Group PLC	418,850	1,763,382	(27.4)
Jupiter Fund Management PLC	147,096	152,687	(2.4)
Keller Group PLC	56,183	1,177,579	(18.3)
Mitchells & Butlers PLC	11,132	35,995	(0.5)
Mitie Group PLC	721,880	1,082,918	(16.8)
Morgan Sindall Group PLC	13,798	666,622	(10.3)
NCC Group PLC	183,024	364,385	(5.7)
THG PLC	426,781	257,441	(4.0)
TP ICAP Group PLC	484,582	1,402,776	(21.8)
Trustpilot Group PLC	579,551	1,853,310	(28.8)
Workspace Group PLC	39,642	282,674	(4.4)
		15,620,323
United States
1-800-Flowers.com, Inc., Class A	39,996	332,767	(5.2)
Accel Entertainment, Inc., Class A	10,178	112,365	(1.7)
Alarm.com Holdings, Inc.	168,384	8,979,919	(139.5)
Allient, Inc.	19,738	341,270	(5.3)
American Eagle Outfitters, Inc.	106,309	2,082,593	(32.4)
Anywhere Real Estate, Inc.	97,807	377,535	(5.9)
Apogee Enterprises, Inc.	12,108	906,163	(14.1)
Armada Hoffler Properties, Inc.	96,778	1,048,106	(16.3)
ATN International, Inc.	67,850	1,422,136	(22.1)
AvePoint, Inc., Class A	97,064	1,178,357	(18.3)
Axcelis Technologies, Inc.	30,820	2,629,254	(40.9)
Balchem Corp.	11,360	1,900,869	(29.5)
Beazer Homes USA, Inc.	27,012	830,889	(12.9)
BlackLine, Inc.	38,392	2,125,765	(33.0)
Brady Corp., Class A	155,807	11,084,110	(172.2)
Cal-Maine Foods, Inc.	830	72,857	(1.1)
Carriage Services, Inc.	50,715	1,896,234	(29.5)
Carter’s, Inc.	14,561	796,487	(12.4)
Castle Biosciences, Inc.	43,522	1,508,908	(23.4)
Security	Shares	Value	% of Basket Value
United States (continued)
CBL & Associates Properties, Inc.	81,077	$2,144,487	(33.3)%
ConnectOne Bancorp, Inc.	26,714	647,547	(10.1)
Corcept Therapeutics, Inc.	54,967	2,691,734	(41.8)
Coursera, Inc.	190,135	1,321,438	(20.5)
Cross Country Healthcare, Inc.	143,198	1,633,889	(25.4)
CrossFirst Bankshares, Inc.	9,733	152,808	(2.4)
CTO Realty Growth, Inc.	182,524	3,531,839	(54.9)
Dave & Buster’s Entertainment, Inc.	154,519	5,706,387	(88.7)
Delek U.S. Holdings, Inc.	193,715	3,035,514	(47.2)
Deluxe Corp.	30,419	570,660	(8.9)
Dime Community Bancshares, Inc.	10,955	329,417	(5.1)
Diodes, Inc.	60,748	3,552,543	(55.2)
DoubleVerify Holdings, Inc.	541,736	9,236,599	(143.5)
DXP Enterprises, Inc.	8,533	418,800	(6.5)
Eagle Bancorp, Inc.	5,805	152,149	(2.4)
El Pollo Loco Holdings, Inc.	65,810	804,198	(12.5)
Ethan Allen Interiors, Inc.	16,686	461,702	(7.2)
G-III Apparel Group Ltd.	65,921	1,996,088	(31.0)
Global Industrial Co.	13,270	352,053	(5.5)
GQG Partners, Inc., CDI	735,258	1,334,613	(20.7)
Gray Television, Inc.	73,555	419,999	(6.5)
Great Lakes Dredge & Dock Corp.	212,755	2,431,790	(37.8)
Hackett Group, Inc.	9,532	231,818	(3.6)
Health Catalyst, Inc.	79,880	620,668	(9.6)
Healthcare Services Group, Inc.	20,351	223,250	(3.5)
Heidrick & Struggles International, Inc.	26,969	1,053,409	(16.4)
Helmerich & Payne, Inc.	196,080	6,588,288	(102.4)
InterDigital, Inc.	22,121	3,327,883	(51.7)
IPG Photonics Corp.	25,466	2,061,727	(32.0)
iRadimed Corp.	7,818	385,193	(6.0)
Itron, Inc.	18,757	2,096,282	(32.6)
John B Sanfilippo & Son, Inc.	32,417	2,674,727	(41.6)
Johnson Outdoors, Inc., Class A	4,839	153,009	(2.4)
Kennedy-Wilson Holdings, Inc.	504,475	5,392,838	(83.8)
Kontoor Brands, Inc.	874	74,841	(1.2)
Logility Supply Chain Solutions, Inc., Class A	141,867	1,496,697	(23.3)
Marriott Vacations Worldwide Corp.	6,853	527,887	(8.2)
Mativ Holdings, Inc.	330,121	5,100,369	(79.3)
MaxLinear, Inc.	15,283	198,220	(3.1)
MediaAlpha, Inc., Class A	262,025	4,488,488	(69.8)
Methode Electronics, Inc.	106,479	928,497	(14.4)
Midland States Bancorp, Inc.	13,523	335,506	(5.2)
Miller Industries, Inc.	42,337	2,779,001	(43.2)
MillerKnoll, Inc.	21,339	477,140	(7.4)
Monarch Casino & Resort, Inc.	9,212	723,234	(11.2)
OmniAb, Inc.	12,173	49,788	(0.8)
OraSure Technologies, Inc.	662,147	2,691,627	(41.8)
Pennant Group, Inc.	7,644	244,379	(3.8)
PRA Group, Inc.	22,775	459,144	(7.1)
Prestige Consumer Healthcare, Inc.	21,902	1,615,272	(25.1)
Primoris Services Corp.	136,820	8,567,668	(133.1)
Progress Software Corp.	44,600	2,858,414	(44.4)
QuinStreet, Inc.	50,668	1,064,028	(16.5)
Rapid7, Inc.	237,886	9,615,352	(149.4)
Rayonier Advanced Materials, Inc.	25,196	200,560	(3.1)
REX American Resources Corp.	6,501	290,790	(4.5)
RHI Magnesita NV	3,766	155,940	(2.4)
RingCentral, Inc., Class A	400,204	14,411,346	(223.9)
RPC, Inc.	118,410	672,569	(10.5)
Rush Street Interactive, Inc., Class A	485,677	5,255,025	(81.7)
Select Medical Holdings Corp.	6,273	201,238	(3.1)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Shoe Carnival, Inc.	14,778	$506,442	(7.9)%
SI-BONE, Inc.	37,997	524,359	(8.2)
Southside Bancshares, Inc.	2,196	71,150	(1.1)
STAAR Surgical Co.	50,899	1,475,562	(22.9)
Standard Motor Products, Inc.	17,672	568,862	(8.8)
Steelcase, Inc., Class A	556,624	6,696,187	(104.1)
Sterling Infrastructure, Inc.	50,471	7,795,246	(121.1)
Stratasys Ltd.	121,901	871,592	(13.5)
Stride, Inc.	77,371	7,217,167	(112.2)
Theravance Biopharma, Inc.	199,344	1,642,595	(25.5)
Tiptree, Inc.	34,855	711,390	(11.1)
Tri Pointe Homes, Inc.	276,513	11,179,421	(173.7)
TTM Technologies, Inc.	49,126	1,102,387	(17.1)
United Natural Foods, Inc.	40,607	825,946	(12.8)
Universal Corp.	31,726	1,615,488	(25.1)
Universal Insurance Holdings, Inc.	62,874	1,253,708	(19.5)
Univest Financial Corp.	5,648	157,184	(2.4)
Upwork, Inc.	76,625	1,039,035	(16.1)
Urban Edge Properties	2,762	61,427	(1.0)
Verint Systems, Inc.	241,692	5,148,040	(80.0)
Viad Corp.	14,185	531,086	(8.3)
Vital Farms, Inc.	16,195	561,643	(8.7)
Yext, Inc.	23,002	166,534	(2.6)
		224,567,401
Rights
Italy
Sesa SpA, (Expires 12/12/24, Strike Price EUR, 110.20)	1,202	—	0.0
Total Reference Entity — Long		369,706,273
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(54,843)	(381,718)	5.9
Ansell Ltd.	(321,265)	(6,532,843)	101.5
Atlas Arteria Ltd.	(646,394)	(2,069,252)	32.2
Bapcor Ltd.	(1,033,774)	(3,097,509)	48.1
De Grey Mining Ltd.	(4,562,793)	(4,542,143)	70.6
Gold Road Resources Ltd.	(2,226,215)	(2,903,591)	45.1
Iluka Resources Ltd.	(230,923)	(887,490)	13.8
Orora Ltd.	(585,035)	(924,678)	14.4
Qube Holdings Ltd.	(205,662)	(501,600)	7.8
Region RE Ltd.	(96,954)	(139,420)	2.2
Stanmore Resources Ltd.	(66,424)	(136,296)	2.1
Steadfast Group Ltd.	(295,253)	(1,063,340)	16.5
		(23,179,880)
Belgium
Ackermans & van Haaren NV	(24,278)	(4,944,267)	76.8
Brazil
Karoon Energy Ltd.	(2,072,155)	(1,888,838)	29.4
Canada
Algoma Steel Group, Inc.	(80,571)	(836,177)	13.0
Boralex, Inc., Class A	(10,016)	(240,770)	3.7
Choice Properties Real Estate Investment Trust	(61,076)	(622,011)	9.7
EQB, Inc.	(19,898)	(1,526,559)	23.7
Filo Corp.	(82,291)	(1,896,000)	29.5
First National Financial Corp.	(3,588)	(104,624)	1.6
Jamieson Wellness, Inc.	(68,459)	(1,630,901)	25.4
Security	Shares	Value	% of Basket Value
Canada (continued)
Skeena Resources Ltd.	(11,207)	$(108,903)	1.7%
Spin Master Corp.	(35,315)	(747,465)	11.6
Superior Plus Corp.	(806,546)	(3,823,179)	59.4
Winpak Ltd.	(11,214)	(399,559)	6.2
		(11,936,148)
China
indie Semiconductor, Inc., Class A	(47,762)	(158,092)	2.5
Denmark
FLSmidth & Co A/S, Class B	(22,884)	(1,197,999)	18.6
ISS A/S	(170,217)	(3,289,891)	51.1
Jyske Bank A/S, Registered Shares	(40,279)	(2,825,605)	43.9
Netcompany Group A/S	(95,735)	(4,569,366)	71.0
Ringkjoebing Landbobank A/S	(3,944)	(652,318)	10.1
Royal Unibrew A/S	(16,865)	(1,268,786)	19.7
Scandinavian Tobacco Group A/S, Class A	(10,027)	(150,601)	2.4
		(13,954,566)
Finland
Mandatum Oyj	(12,259)	(56,611)	0.9
QT Group Oyj	(18,502)	(1,409,497)	21.9
		(1,466,108)
Germany
Aurubis AG	(12,338)	(970,228)	15.1
Orion SA	(20,095)	(301,224)	4.7
Schott Pharma AG & Co. KGaA	(2,220)	(71,768)	1.1
Sirius Real Estate Ltd.	(789,474)	(909,063)	14.1
Sixt SE	(12,135)	(961,186)	14.9
Thyssenkrupp Nucera AG & Co. KGaa	(118,721)	(1,228,672)	19.1
		(4,442,141)
Ghana
Tullow Oil PLC	(51,852)	(15,873)	0.3
Ireland
Dalata Hotel Group PLC	(153,207)	(718,607)	11.2
Glanbia PLC	(9,164)	(152,014)	2.3
		(870,621)
Israel
OPC Energy Ltd.	(5,687)	(46,052)	0.7
Italy
Carel Industries SpA	(28,043)	(576,521)	8.9
Ermenegildo Zegna NV	(98,131)	(745,795)	11.6
Eurogroup Laminations SpA	(13,321)	(49,709)	0.8
Technoprobe SpA	(29,612)	(201,073)	3.1
		(1,573,098)
Japan
Ain Holdings, Inc.	(89,300)	(2,949,118)	45.8
Anycolor, Inc.	(11,900)	(168,045)	2.6
Aozora Bank Ltd.	(25,000)	(431,004)	6.7
Ariake Japan Co. Ltd.	(7,700)	(290,731)	4.5
Asahi Yukizai Corp.	(4,500)	(120,055)	1.9
Bank of Nagoya Ltd.	(1,600)	(62,649)	1.0
Base Co. Ltd.	(5,100)	(98,394)	1.5
CRE Logistics REIT, Inc.	(1,388)	(1,269,711)	19.7
Daiei Kankyo Co. Ltd.	(2,800)	(57,753)	0.9
Descente Ltd.	(38,600)	(1,093,359)	17.0
Enplas Corp.	(6,800)	(301,764)	4.7
Fancl Corp.	(90,212)	(1,651,988)	25.7
First Bank of Toyama Ltd.	(31,400)	(227,387)	3.5

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
FP Partner, Inc.	(9,800)	$(187,484)	2.9%
Freee KK	(3,700)	(69,047)	1.1
Frontier Real Estate Investment Corp	(198)	(525,795)	8.2
Furuya Metal Co. Ltd.	(28,600)	(742,569)	11.5
Godo Steel, Ltd.	(7,800)	(198,715)	3.1
GS Yuasa Corp.	(264,700)	(4,683,017)	72.8
Hogy Medical Co. Ltd.	(10,700)	(319,545)	5.0
Hokkaido Electric Power Co., Inc.	(994,400)	(6,396,960)	99.4
Insource Co. Ltd.	(299,100)	(1,874,378)	29.1
Iwatani Corp.	(52,800)	(688,301)	10.7
JVCKenwood Corp.	(120,600)	(948,486)	14.7
Kanto Denka Kogyo Co. Ltd.	(44,700)	(284,251)	4.4
KeePer Technical Laboratory Co. Ltd.	(10,300)	(282,887)	4.4
Keihan Holdings Co. Ltd.	(105,600)	(1,971,258)	30.6
Koei Tecmo Holdings Co. Ltd.	(67,800)	(709,546)	11.0
Kotobuki Spirits Co. Ltd.	(200)	(2,701)	0.1
Kumiai Chemical Industry Co. Ltd.	(1,300)	(6,920)	0.1
Lion Corp.	(8,400)	(92,768)	1.5
Mars Group Holdings Corp.	(14,100)	(290,152)	4.5
Mitsui E&S Co. Ltd.	(125,700)	(909,341)	14.1
Miura Co. Ltd.	(5,200)	(121,424)	1.9
Mizuno Corp.	(1,200)	(63,693)	1.0
Money Forward, Inc.	(83,000)	(2,707,923)	42.1
Namura Shipbuilding Co. Ltd.	(113,600)	(1,170,820)	18.2
Open House Group Co. Ltd.	(28,000)	(1,032,118)	16.0
Raysum Co. Ltd.	(18,800)	(721,264)	11.2
RENOVA, Inc.	(26,200)	(148,463)	2.3
Senshu Ikeda Holdings, Inc.	(10,700)	(23,724)	0.4
Shochiku Co. Ltd.	(9,000)	(650,840)	10.1
Simplex Holdings, Inc.	(136,000)	(2,205,536)	34.3
Taiheiyo Cement Corp.	(71,900)	(1,566,362)	24.3
THK Co. Ltd.	(30,800)	(508,491)	7.9
Tokai Carbon Co. Ltd.	(538,700)	(3,040,663)	47.3
Topcon Corp.	(123,600)	(1,254,758)	19.5
Topre Corp.	(2,800)	(32,254)	0.5
Universal Entertainment Corp.	(5,577)	(47,506)	0.7
Yamae Group Holdings Co. Ltd.	(1,700)	(21,720)	0.3
		(45,223,638)
Netherlands
AMG Critical Materials NV	(6,328)	(107,954)	1.7
New Zealand
Mainfreight Ltd.	(6,563)	(281,062)	4.4
Ryman Healthcare Ltd.	(56,693)	(168,410)	2.6
		(449,472)
Norway
Crayon Group Holding ASA	(38,007)	(376,431)	5.9
FLEX LNG Ltd.	(2,926)	(71,687)	1.1
MPC Container Ships ASA	(477,373)	(940,876)	14.6
NEL ASA	(235,178)	(90,982)	1.4
		(1,479,976)
Portugal
Altri SGPS SA	(41,149)	(222,635)	3.5
REN - Redes Energeticas Nacionais SGPS SA	(61,851)	(154,404)	2.4
		(377,039)
Spain
Grenergy Renovables SA	(25,362)	(899,353)	14.0
Security	Shares	Value	% of Basket Value
Spain (continued)
Inmobiliaria Colonial Socimi SA	(9,968)	$(60,416)	0.9%
Merlin Properties Socimi SA	(93,776)	(1,046,380)	16.3
Viscofan SA	(3,565)	(238,414)	3.7
		(2,244,563)
Sweden
Fabege AB	(623,839)	(4,975,011)	77.3
Hexatronic Group AB	(738,214)	(3,023,659)	47.0
Hms Networks Ab	(4,704)	(175,024)	2.7
Hufvudstaden AB, Class A	(33,806)	(399,554)	6.2
Lindab International AB	(14,548)	(304,995)	4.7
Paradox Interactive AB	(12,926)	(243,851)	3.8
Samhallsbyggnadsbolaget i Norden AB, Class B	(2,703,331)	(1,436,988)	22.3
Stillfront Group AB	(297,236)	(206,758)	3.2
Truecaller AB, Class B	(15,787)	(70,650)	1.1
Vimian Group AB	(118,967)	(499,346)	7.8
Vitec Software Group AB, Class B	(22,744)	(993,905)	15.5
		(12,329,741)
Switzerland
Allreal Holding AG, Class N, Registered Shares	(568)	(101,064)	1.6
Autoneum Holding AG, Class N	(1)	(134)	0.0
Bossard Holding AG, Registered Shares	(5,243)	(1,259,736)	19.6
Bucher Industries AG, Registered Shares	(3,026)	(1,178,564)	18.3
Comet Holding AG, Class N, Registered Shares	(22,897)	(7,596,356)	118.0
Daetwyler Holding AG	(1,581)	(266,200)	4.1
Galenica AG	(42,421)	(3,691,998)	57.4
Garrett Motion, Inc.	(58,583)	(435,272)	6.8
Huber + Suhner AG, Class N, Registered Shares	(12,733)	(1,205,131)	18.7
SKAN Group AG	(567)	(50,689)	0.8
Sulzer AG, Registered Shares	(355)	(54,728)	0.8
		(15,839,872)
United Kingdom
Alphawave IP Group PLC	(1,056,962)	(1,516,860)	23.6
Auction Technology Group PLC	(34,061)	(197,859)	3.1
Crest Nicholson Holdings plc	(431,226)	(940,624)	14.6
Derwent London PLC	(75,206)	(2,123,740)	33.0
Essentra PLC	(290,371)	(556,922)	8.7
Fidelis Insurance Holdings Ltd., Class L	(22,107)	(381,567)	5.9
Genuit Group PLC	(53,661)	(324,516)	5.1
Greatland Gold PLC	(731,045)	(60,329)	0.9
Ibstock PLC	(174,109)	(450,132)	7.0
Marex Group PLC	(5,990)	(157,777)	2.5
Oxford Nanopore Technologies PLC	(415,997)	(721,468)	11.2
Pennon Group PLC	(985,331)	(6,918,067)	107.5
Senior PLC	(23,839)	(40,699)	0.6
Travis Perkins PLC	(301,297)	(3,139,142)	48.8
Victrex PLC	(5,505)	(60,479)	0.9
Yellow Cake PLC	(109,858)	(766,926)	11.9
		(18,357,107)
United States
Adeia, Inc.	(31,124)	(386,871)	6.0
Aehr Test Systems	(63,165)	(889,363)	13.8
Apollo Commercial Real Estate Finance, Inc.	(85,209)	(757,508)	11.8
Applied Digital Corp.	(51,125)	(345,605)	5.4
Arbor Realty Trust, Inc.	(5,591)	(82,411)	1.3
Arhaus, Inc., Class A	(100,548)	(852,647)	13.3
ARMOUR Residential REIT, Inc.	(15,366)	(288,113)	4.5
Artesian Resources Corp., Class A	(5,103)	(171,002)	2.7
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
ASGN, Inc.	(26,732)	$(2,462,017)	38.3%
Astec Industries, Inc.	(63,390)	(2,014,534)	31.3
Atlas Energy Solutions, Inc.	(288,878)	(5,653,342)	87.8
Bloomin’ Brands, Inc.	(196,434)	(3,258,840)	50.6
Boston Omaha Corp., Class A	(20,961)	(309,384)	4.8
BrightView Holdings, Inc.	(183,902)	(3,012,315)	46.8
Buckle, Inc.	(16,036)	(682,492)	10.6
Burford Capital Ltd.	(300,370)	(4,054,995)	63.0
Calumet, Inc.	(41,239)	(879,628)	13.7
Cass Information Systems, Inc.	(1,126)	(46,571)	0.7
Clear Secure, Inc., Class A	(149,489)	(5,498,205)	85.4
Coastal Financial Corp.	(1,238)	(77,982)	1.2
Coeur Mining, Inc.	(197,588)	(1,272,467)	19.8
Columbia Financial, Inc.	(3,781)	(64,580)	1.0
Conduent, Inc.	(37,006)	(133,222)	2.1
Core Laboratories, Inc.	(21,492)	(406,199)	6.3
Cricut, Inc., Class A	(10,844)	(71,354)	1.1
Cytek Biosciences, Inc.	(13,924)	(68,854)	1.1
DiamondRock Hospitality Co.	(187,018)	(1,602,744)	24.9
DigitalBridge Group, Inc., Class A	(78,389)	(1,229,923)	19.1
Distribution Solutions Group, Inc.	(3,135)	(120,698)	1.9
Eastern Bankshares, Inc.	(32,186)	(525,597)	8.2
Eastman Kodak Co.	(97,150)	(458,548)	7.1
Embecta Corp.	(28,857)	(406,307)	6.3
Empire State Realty Trust, Inc., Class A	(380,693)	(4,035,346)	62.7
Enliven Therapeutics, Inc.	(28,086)	(782,195)	12.2
Equity Bancshares, Inc., Class A	(15,142)	(643,384)	10.0
EVgo, Inc., Class A	(8,795)	(68,953)	1.1
Excelerate Energy, Inc., Class A	(8,522)	(203,505)	3.2
F&G Annuities & Life, Inc.	(4,031)	(161,643)	2.5
Federal Agricultural Mortgage Corp., Class C	(18,234)	(3,341,745)	51.9
First Advantage Corp.	(48,908)	(886,213)	13.8
First Community Bankshares, Inc.	(4,235)	(175,583)	2.7
Fluence Energy, Inc., Class A	(4,216)	(91,698)	1.4
Forward Air Corp.	(173,187)	(6,118,697)	95.1
GeneDx Holdings Corp., Class A	(7,689)	(628,114)	9.8
Global Medical REIT, Inc.	(50,501)	(459,054)	7.1
Great Southern Bancorp, Inc.	(3,990)	(226,193)	3.5
Guess?, Inc.	(39,764)	(675,590)	10.5
Hawaiian Electric Industries, Inc.	(516,300)	(5,302,401)	82.4
Hawkins, Inc.	(3,611)	(386,016)	6.0
Herbalife Ltd.	(327,571)	(2,473,161)	38.4
HighPeak Energy, Inc.	(15,141)	(193,805)	3.0
Hudson Technologies, Inc.	(53,384)	(409,455)	6.4
Ibotta, Inc., Class A	(781)	(57,240)	0.9
Inari Medical, Inc.	(147,243)	(7,126,561)	110.7
Innodata, Inc.	(1,059)	(21,297)	0.3
Insperity, Inc.	(21,175)	(1,667,955)	25.9
International Bancshares Corp.	(11,755)	(720,111)	11.2
InvenTrust Properties Corp.	(30,624)	(901,877)	14.0
IonQ, Inc.	(30,536)	(458,956)	7.1
Ivanhoe Electric, Inc.	(113,452)	(1,151,538)	17.9
Kennametal, Inc.	(110,422)	(2,795,885)	43.4
Kinetik Holdings, Inc., Class A	(166,919)	(8,123,948)	126.2
Legacy Housing Corp.	(6,088)	(150,982)	2.3
Lemonade, Inc.	(4,201)	(99,858)	1.6
Loar Holdings, Inc.	(29,431)	(2,536,364)	39.4
LXP Industrial Trust	(354,997)	(3,351,172)	52.1
Madison Square Garden Sports Corp., Class A	(60,734)	(13,525,462)	210.2
Security	Shares	Value	% of Basket Value
United States (continued)
Marten Transport Ltd.	(50,501)	$(781,756)	12.1%
MaxCyte, Inc.	(67,914)	(243,132)	3.8
MeridianLink, Inc.	(23,565)	(517,487)	8.0
Mitek Systems, Inc.	(60,846)	(522,667)	8.1
Montauk Renewables, Inc.	(15,249)	(84,327)	1.3
MP Materials Corp., Class A	(57,642)	(1,036,980)	16.1
MSA Safety, Inc.	(33,650)	(5,584,218)	86.8
NB Bancorp, Inc.	(41,551)	(784,898)	12.2
NBT Bancorp, Inc.	(4,144)	(184,325)	2.9
Net Power, Inc., Class A	(33,882)	(305,616)	4.7
Novanta, Inc.	(15,327)	(2,609,269)	40.5
Nu Skin Enterprises, Inc., Class A	(24,418)	(151,147)	2.3
O-I Glass, Inc.	(804,483)	(8,937,806)	138.9
OneWater Marine, Inc., Class A	(13,442)	(292,632)	4.5
PAR Technology Corp.	(10,854)	(640,277)	10.0
Paysafe Ltd.	(102,359)	(2,174,105)	33.8
Peakstone Realty Trust, Class E	(6,551)	(85,949)	1.3
PennyMac Mortgage Investment Trust	(22,436)	(302,437)	4.7
Phathom Pharmaceuticals, Inc.	(3,446)	(59,099)	0.9
Photronics, Inc.	(37,984)	(866,035)	13.5
Pitney Bowes, Inc.	(19,635)	(141,568)	2.2
PolyPeptide Group AG	(10,823)	(361,079)	5.6
PriceSmart, Inc.	(28,976)	(2,407,326)	37.4
QuantumScape Corp., Class A	(371,869)	(1,915,125)	29.8
Ready Capital Corp.	(83,896)	(574,688)	8.9
Red Rock Resorts, Inc., Class A	(34,159)	(1,757,822)	27.3
Redfin Corp.	(274,476)	(2,846,316)	44.2
Reliance Worldwide Corp. Ltd.	(933,757)	(3,179,245)	49.4
S&T Bancorp, Inc.	(9,962)	(378,357)	5.9
Sable Offshore Corp., Class A	(68,059)	(1,521,799)	23.6
ScanSource, Inc.	(102,776)	(4,358,730)	67.7
Scotts Miracle-Gro Co	(75,282)	(6,548,028)	101.8
Selective Insurance Group, Inc.	(209,073)	(18,988,010)	295.1
Simply Good Foods Co.	(8,327)	(280,287)	4.4
Sprinklr, Inc., Class A	(986,501)	(7,329,702)	113.9
Sprout Social, Inc., Class A	(56,801)	(1,504,659)	23.4
Stellar Bancorp, Inc.	(7,055)	(192,037)	3.0
StepStone Group, Inc., Class A	(95,342)	(5,732,914)	89.1
Sunnova Energy International, Inc.	(158,070)	(959,485)	14.9
TI Fluid Systems PLC	(228,341)	(501,128)	7.8
Titan Machinery, Inc.	(104,782)	(1,438,133)	22.3
Towne Bank	(8,018)	(260,745)	4.1
Transcat, Inc.	(1,461)	(139,628)	2.2
Triumph Financial, Inc.	(944)	(83,421)	1.3
Triumph Group, Inc.	(72,928)	(1,009,324)	15.7
Trupanion, Inc.	(13,695)	(750,212)	11.7
Udemy, Inc.	(96,681)	(757,979)	11.8
United States Cellular Corp.	(70,833)	(4,370,396)	67.9
Upstart Holdings, Inc.	(18,070)	(879,648)	13.7
Uranium Energy Corp.	(386,195)	(2,865,567)	44.5
Urban Outfitters, Inc.	(14,809)	(532,384)	8.3
Vivid Seats, Inc., Class A	(261,186)	(1,063,027)	16.5
Westrock Coffee Co.	(143,788)	(954,752)	14.8
White Mountains Insurance Group Ltd.	(748)	(1,344,261)	20.9

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
XPEL, Inc.	(4,841)	$(186,717)	2.9%
Xponential Fitness, Inc., Class A	(240,130)	(2,941,593)	45.7
(215,256,529)
Total Reference Entity — Short		(376,141,575)
Net Value of Reference Entity — BNP Paribas SA		$(6,435,302)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with BNP Paribas SA as of period end, termination dates 08/17/26 — 09/09/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	243,783	$1,673,816	82.3%
BHP Group Ltd.	249,960	6,944,530	341.5
Computershare Ltd.	118,235	2,043,982	100.5
Glencore PLC	209,170	1,097,021	53.9
JB Hi-Fi Ltd.	66,663	3,577,286	175.9
Qantas Airways Ltd.	25,474	134,872	6.6
QBE Insurance Group Ltd.	253,408	2,861,007	140.7
REA Group Ltd.	19,011	2,810,490	138.2
Santos Ltd.	253,917	1,129,642	55.6
Scentre Group	50,327	115,383	5.7
Worley Ltd.	106,746	980,215	48.2
		23,368,244
Austria
OMV AG	33,980	1,408,154	69.2
Belgium
Ageas SA/NV	7,467	389,690	19.1
KBC Group NV	74,346	5,415,449	266.3
		5,805,139
Canada
Algonquin Power & Utilities Corp.	30,847	149,101	7.3
Barrick Gold Corp.	91,015	1,759,050	86.5
Brookfield Corp., Class A	13	689	0.0
Element Fleet Management Corp.	31,624	647,084	31.8
FirstService Corp.	1,612	298,469	14.7
Imperial Oil Ltd.	3,996	298,190	14.7
Keyera Corp.	10,529	323,353	15.9
Magna International, Inc.	6,228	245,882	12.1
MEG Energy Corp.	5,214	95,304	4.7
Stantec, Inc.	2,015	163,446	8.0
TELUS Corp.	30,032	474,740	23.4
West Fraser Timber Co. Ltd.	3,088	278,892	13.7
		4,734,200
Denmark
AP Moller - Maersk A/S, Class B	1,832	2,897,790	142.5
Genmab A/S	127	28,443	1.4
		2,926,233
Finland
Wartsila OYJ Abp	92,846	1,778,227	87.4
Security	Shares	Value	% of Basket Value
Germany
Deutsche Bank AG, Registered Shares	104,920	$1,782,566	87.6%
Evonik Industries AG	95,000	2,093,722	103.0
Henkel AG & Co KGaA	5,400	421,155	20.7
HUGO BOSS AG	9,080	418,026	20.6
Scout24 SE	42,666	3,685,715	181.2
Solarworld AG	6	0	0.0
Zalando SE	26,134	791,146	38.9
		9,192,330
Israel
Israel Discount Bank Ltd., Class A	292,378	1,718,596	84.5
Italy
A2A SpA	1,230,288	2,812,245	138.3
Banca Monte dei Paschi di Siena SpA	1,256,307	6,894,628	339.0
Banco BPM SpA	244,426	1,648,675	81.1
Infrastrutture Wireless Italiane SpA	8,500	95,836	4.7
Mediobanca Banca di Credito Finanziario SpA	90,998	1,501,219	73.8
Recordati Industria Chimica e Farmaceutica SpA	302	17,135	0.9
		12,969,738
Japan
Amada Co. Ltd.	188,200	1,854,692	91.2
Asahi Kasei Corp.	343,900	2,372,456	116.7
Astellas Pharma, Inc.	235,000	2,751,457	135.3
Daikin Industries Ltd.	11,600	1,392,658	68.5
Daito Trust Construction Co. Ltd.	31,900	3,525,060	173.3
Daiwa Securities Group, Inc.	347,400	2,272,788	111.8
DMG Mori Co. Ltd.	40,300	768,443	37.8
FANUC Corp.	179,500	4,762,372	234.2
Fujitsu Ltd.	23,400	449,885	22.1
Hirose Electric Co. Ltd.	86,400	10,282,452	505.6
Hulic Co. Ltd.	86,500	801,022	39.4
Inpex Corp.	80,100	1,055,882	51.9
J Front Retailing Co. Ltd.	316,000	3,355,816	165.0
Japan Airlines Co. Ltd.	17,100	274,251	13.5
Japan Metropolitan Fund Invest	875	537,041	26.4
Kyowa Kirin Co. Ltd.	39,700	654,326	32.2
Mitsubishi Chemical Group Corp.	117,900	636,199	31.3
Mitsubishi Electric Corp.	88,500	1,556,939	76.6
NIDEC Corp.	387,600	7,721,308	379.7
Obayashi Corp.	114,600	1,404,907	69.1
Ono Pharmaceutical Co. Ltd.	180,100	2,249,482	110.6
Otsuka Corp.	119,200	2,675,260	131.5
Panasonic Holdings Corp.	345,200	2,841,008	139.7
Rakuten Group, Inc.	513,100	3,062,464	150.6
Shimizu Corp.	176,000	1,165,986	57.3
Sojitz Corp.	39,600	809,294	39.8
Sony Group Corp.	490,500	8,631,580	424.4
Sumitomo Corp.	77,500	1,634,972	80.4
Sumitomo Mitsui Financial Group, Inc.	89,200	1,892,336	93.0
T&D Holdings, Inc.	72,100	1,150,878	56.6
Terumo Corp.	81,300	1,548,383	76.1
Tokyo Electron Ltd.	44,400	6,533,591	321.3
Tokyo Tatemono Co. Ltd.	50,800	829,553	40.8
Unicharm Corp.	21,700	699,715	34.4
		84,154,456
Macau
Galaxy Entertainment Group Ltd.	30,000	133,517	6.6
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Netherlands
Arcadis NV	124,687	$8,633,801	424.5%
EXOR NV	3,191	337,031	16.6
		8,970,832
New Zealand
Xero Ltd.	14,017	1,361,829	67.0
Norway
Equinor ASA	53,254	1,265,432	62.2
Telenor ASA	56,600	695,138	34.2
		1,960,570
Spain
Acciona SA	4,715	605,077	29.8
ACS Actividades de Construccion y Servicios SA	24,711	1,185,026	58.3
Bankinter SA	108,213	882,846	43.4
Enagas SA	116,904	1,658,319	81.5
		4,331,268
Sweden
AddTech AB, Class B	343,125	9,553,027	469.7
Swedbank AB, Class A	176,165	3,574,480	175.8
Swedish Orphan Biovitrum AB	38,811	1,213,009	59.7
		14,340,516
Switzerland
ABB Ltd., Registered Shares	34,086	1,894,196	93.1
Chocoladefabriken Lindt & Spruengli AG	38	448,256	22.0
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	1	116,469	5.7
DSM-Firmenich AG	4,698	557,104	27.4
Logitech International SA, Registered Shares	6,672	546,315	26.9
SGS SA, Registered Shares	14,230	1,506,484	74.1
		5,068,824
United Kingdom
Berkeley Group Holdings PLC	45,750	2,610,718	128.4
Hammerson PLC	2	8	0.0
Imperial Brands PLC	199,922	6,033,254	296.7
Informa PLC	823,504	8,603,031	423.0
International Consolidated Airlines Group SA	813,927	2,216,972	109.0
Marks & Spencer Group PLC	346,334	1,680,376	82.6
Sage Group PLC	176,513	2,206,019	108.5
Smiths Group PLC	169,317	3,341,104	164.3
Tesco PLC	1,909,250	8,430,623	414.5
		35,122,105
United States
Experian PLC	152,374	7,436,736	365.7
Primo Water Corp.	16,163	424,404	20.9
Roche Holding AG	1,921	652,876	32.1
		8,514,016
Total Reference Entity — Long		227,858,794
Reference Entity — Short
Common Stocks
Australia
ANZ Group Holdings Ltd.	(86,379)	(1,760,448)	(86.6)
APA Group	(468,889)	(2,146,926)	(105.6)
BlueScope Steel Ltd.	(226,026)	(3,003,519)	(147.7)
Endeavour Group Ltd./Australia	(764,032)	(2,350,248)	(115.6)
Fortescue Ltd.	(462,261)	(5,788,824)	(284.6)
Lynas Rare Earths Ltd.	(189,160)	(940,080)	(46.2)
Security	Shares	Value	% of Basket Value
Australia (continued)
Mirvac Group	(2,291,156)	$(3,202,889)	(157.5)%
National Australia Bank Ltd.	(88,950)	(2,254,448)	(110.8)
Reece Ltd.	(44,345)	(660,767)	(32.5)
SEEK Ltd.	(95,733)	(1,555,298)	(76.5)
Stockland	(1,395,643)	(4,719,536)	(232.1)
Vicinity Ltd.	(1,878,690)	(2,670,782)	(131.3)
Woodside Energy Group Ltd.	(438,557)	(6,902,205)	(339.4)
(37,955,970)
Belgium
Elia Group SA/NV	(24,268)	(2,309,240)	(113.5)
Canada
Fairfax Financial Holdings Ltd.	(622)	(772,949)	(38.0)
Quebecor, Inc., Class B	(38,407)	(956,348)	(47.0)
TMX Group Ltd.	(8,231)	(257,095)	(12.7)
(1,986,392)
Denmark
Coloplast A/S, Class B	(42,419)	(5,313,005)	(261.3)
DSV A/S	(22,532)	(4,932,377)	(242.5)
Novozymes A/S, Class B	(22,525)	(1,415,510)	(69.6)
Orsted A/S	(9,222)	(542,776)	(26.7)
(12,203,668)
Finland
Kesko OYJ, Class B	(30,719)	(659,789)	(32.4)
Neste OYJ	(43,661)	(701,022)	(34.5)
(1,360,811)
Germany
BASF SE	(68,847)	(3,346,833)	(164.6)
Bayerische Motoren Werke AG	(44,855)	(3,536,188)	(173.9)
Brenntag SE	(6,771)	(441,693)	(21.7)
(7,324,714)
Hong Kong
Power Assets Holdings Ltd.	(3,500)	(23,315)	(1.1)
Italy
Nexi SpA	(500,189)	(3,161,591)	(155.5)
Japan
Denso Corp.	(11,400)	(161,920)	(8.0)
Dentsu Group, Inc.	(12,200)	(376,586)	(18.5)
East Japan Railway Co.	(390,000)	(7,833,277)	(385.2)
Hikari Tsushin, Inc.	(8,300)	(1,675,207)	(82.4)
Hoya Corp.	(1,300)	(173,932)	(8.6)
Japan Exchange Group, Inc.	(272,300)	(3,191,645)	(156.9)
Japan Real Estate Investment Corp.	(81)	(294,634)	(14.5)
Keisei Electric Railway Co. Ltd.	(1,300)	(33,823)	(1.7)
Kikkoman Corp.	(132,300)	(1,552,242)	(76.3)
Konami Group Corp.	(39,400)	(3,611,398)	(177.6)
Lasertec Corp.	(43,700)	(5,929,901)	(291.6)
Macnica Holdings, Inc.	(26,400)	(301,127)	(14.8)
Makita Corp.	(8,600)	(280,806)	(13.8)
MatsukiyoCocokara & Co.	(9,900)	(134,785)	(6.6)
Mebuki Financial Group, Inc.	(48,600)	(181,784)	(8.9)
Mitsubishi Motors Corp.	(26,200)	(77,841)	(3.8)
Mitsui & Co. Ltd.	(11,200)	(228,342)	(11.2)
Nippon Building Fund, Inc.	(4,497)	(3,862,436)	(189.9)
Nippon Sanso Holdings Corp.	(11,500)	(399,188)	(19.6)
NTT Data Group Corp.	(96,700)	(1,529,816)	(75.2)
Rakus Co. Ltd.	(9,500)	(127,027)	(6.3)
Rakuten Bank Ltd.	(2,500)	(50,686)	(2.5)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Ricoh Co. Ltd.	(272,100)	$(2,947,572)	(144.9)%
Rohto Pharmaceutical Co. Ltd.	(26,900)	(604,910)	(29.8)
Ryohin Keikaku Co. Ltd.	(5,200)	(85,097)	(4.2)
Sanrio Co. Ltd.	(48,600)	(1,318,465)	(64.8)
Secom Co. Ltd.	(4,200)	(149,364)	(7.3)
SG Holdings Co. Ltd.	(7,000)	(70,198)	(3.5)
Shinko Electric Industries Co. Ltd.	(103,400)	(3,697,728)	(181.8)
SUMCO Corp.	(62,300)	(595,676)	(29.3)
Sumitomo Forestry Co. Ltd.	(36,500)	(1,406,120)	(69.1)
Tohoku Electric Power Co., Inc.	(17,300)	(169,694)	(8.3)
TOPPAN Holdings, Inc.	(87,900)	(2,571,185)	(126.4)
Trial Holdings, Inc.	(9,000)	(167,863)	(8.3)
Visional, Inc.	(1,500)	(80,264)	(4.0)
Yamaha Motor Co. Ltd.	(83,700)	(731,623)	(36.0)
Yokohama Rubber Co. Ltd.	(13,700)	(280,825)	(13.8)
(46,884,987)
Netherlands
ASM International NV	(931)	(519,970)	(25.6)
IMCD NV	(34,051)	(5,413,804)	(266.2)
JDE Peet’s NV	(30,166)	(681,042)	(33.5)
(6,614,816)
New Zealand
Auckland International Airport Ltd.	(115,087)	(502,149)	(24.7)
Fisher & Paykel Healthcare Corp. Ltd.	(83,737)	(1,794,576)	(88.2)
Mercury NZ Ltd.	(169,363)	(666,627)	(32.8)
(2,963,352)
Norway
Orkla ASA	(219)	(2,023)	(0.1)
Portugal
Banco Comercial Portugues SA	(651,234)	(328,513)	(16.2)
Singapore
CapitaLand Ascendas REIT	(522,500)	(1,058,850)	(52.1)
Oversea-Chinese Banking Corp. Ltd.	(324,000)	(3,717,285)	(182.8)
(4,776,135)
Spain
Amadeus IT Group SA	(23,913)	(1,733,531)	(85.3)
Redeia Corp SA	(21,661)	(401,068)	(19.7)
(2,134,599)
Sweden
Epiroc AB, Class A	(397,054)	(7,754,581)	(381.3)
Epiroc AB, Class B	(117,430)	(2,022,969)	(99.5)
EQT AB	(220,324)	(6,392,261)	(314.3)
Lifco AB, Class B	(18,225)	(543,796)	(26.7)
Sandvik AB	(169,763)	(3,341,545)	(164.3)
Skandinaviska Enskilda Banken AB, Class A	(45,741)	(646,012)	(31.8)
SSAB AB, Class B	(471,008)	(2,221,830)	(109.2)
Svenska Cellulosa AB SCA, Class B	(37,165)	(492,037)	(24.2)
Volvo Car AB, Class B	(70,151)	(151,577)	(7.5)
(23,566,608)
Switzerland
Bachem Holding AG	(2,974)	(235,363)	(11.6)
Baloise Holding AG, Registered Shares	(8,191)	(1,567,588)	(77.1)
EMS-Chemie Holding AG, Registered Shares	(2,503)	(1,924,956)	(94.7)
Julius Baer Group Ltd.	(100,433)	(6,123,557)	(301.1)
Sandoz Group AG	(26,512)	(1,208,636)	(59.4)
SIG Group AG	(5,695)	(122,899)	(6.0)
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Swatch Group AG	(12,833)	$(2,633,370)	(129.5)%
Swiss Life Holding AG, Registered Shares	(3,612)	(2,941,250)	(144.6)
Swisscom AG, Registered Shares	(7,978)	(4,860,844)	(239.0)
VAT Group AG	(4,683)	(1,949,973)	(95.9)
(23,568,436)
United Kingdom
JD Sports Fashion PLC	(1,357,939)	(2,177,437)	(107.1)
Persimmon PLC	(56,967)	(1,079,597)	(53.1)
Reckitt Benckiser Group PLC	(110,374)	(6,695,733)	(329.2)
Rentokil Initial PLC	(569,143)	(2,854,692)	(140.4)
Severn Trent PLC	(548,009)	(18,129,343)	(891.5)
Spirax Group PLC	(5,342)	(445,899)	(21.9)
(31,382,701)
United States
Haleon PLC	(417,908)	(2,008,494)	(98.7)
Tenaris SA	(31,954)	(526,457)	(25.9)
(2,534,951)
Preferred Stocks
Germany
Bayerische Motoren Werke AG	(67,536)	(4,969,775)	(244.4)
Dr Ing hc F Porsche AG	(90,620)	(6,376,058)	(313.5)
Porsche Automobil Holding SE	(75,295)	(3,128,000)	(153.8)
Volkswagen AG	(2,766)	(268,476)	(13.2)
Total Reference Entity — Short		(225,825,131)
Net Value of Reference Entity — BNP Paribas SA		$2,033,663
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/25 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	164,227	$1,127,585	(10.4)%
Lynas Rare Earths Ltd.	52,637	261,593	(2.4)
Mineral Resources Ltd.	13,708	352,260	(3.3)
Worley Ltd.	43,615	400,503	(3.7)
		2,141,941
Belgium
Liberty Global Ltd., Class C	175,629	3,621,470	(33.5)
Canada
Algonquin Power & Utilities Corp.	267,947	1,295,136	(12.0)
Barrick Gold Corp.	47,906	925,881	(8.6)
Canadian Natural Resources Ltd.	18,887	642,295	(5.9)
FirstService Corp.	6,984	1,293,120	(12.0)
Keyera Corp.	109,251	3,355,171	(31.0)
Magna International, Inc.	83,091	3,280,434	(30.4)
Stantec, Inc.	14,517	1,177,542	(10.9)
Teck Resources Ltd., Class B	12,960	602,972	(5.6)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
TELUS Corp.	250,292	$3,956,568	(36.6)%
Thomson Reuters Corp.	9,246	1,513,453	(14.0)
		18,042,572
Denmark
Genmab A/S	1,561	349,597	(3.2)
Finland
Wartsila OYJ Abp	15,740	301,459	(2.8)
France
Bouygues SA	21,896	703,771	(6.5)
Danone SA	187,950	13,426,868	(124.3)
Eiffage SA	12,168	1,132,520	(10.5)
Exosens SAS	28,274	596,771	(5.5)
Gaztransport Et Technigaz SA	4,105	597,273	(5.5)
Sodexo SA	94,780	8,227,135	(76.2)
Valeo SE	295,697	2,874,808	(26.6)
Veolia Environnement SA	69,038	2,191,935	(20.3)
		29,751,081
Germany
Deutsche Telekom AG, Registered Shares	246,787	7,461,238	(69.1)
Douglas AG	166,759	3,402,469	(31.5)
Evonik Industries AG	182,464	4,021,356	(37.2)
HUGO BOSS AG, Ordinary Shares	10,355	476,724	(4.4)
Renk Group AG	46,883	942,104	(8.7)
		16,303,891
Israel
Nova Ltd.	5,483	1,016,000	(9.4)
Wix.com Ltd.	13,218	2,208,992	(20.4)
		3,224,992
Italy
A2A SpA	425,716	973,120	(9.0)
Banca Monte dei Paschi di Siena SpA	3,824,610	20,989,508	(194.3)
Infrastrutture Wireless Italiane SpA	3,524	39,732	(0.4)
Mediobanca Banca di Credito Finanziario SpA	2,998	49,459	(0.4)
		22,051,819
Japan
Amada Co. Ltd.	137,200	1,352,092	(12.5)
Asahi Kasei Corp.	71,200	491,186	(4.5)
Astellas Pharma, Inc.	156,100	1,827,670	(16.9)
DMG Mori Co. Ltd.	18,900	360,386	(3.3)
Hirose Electric Co. Ltd.	47,400	5,641,067	(52.2)
Horiba Ltd.	58,000	3,565,492	(33.0)
J Front Retailing Co. Ltd.	48,600	516,116	(4.8)
Kyowa Kirin Co. Ltd.	31,800	524,120	(4.9)
Lixil Corp.	665,600	7,813,054	(72.3)
Mitsubishi Chemical Group Corp.	823,400	4,443,139	(41.1)
Mitsubishi Electric Corp.	1,102,800	19,401,043	(179.6)
Mizuho Financial Group, Inc.	218,300	4,534,307	(42.0)
Murata Manufacturing Co. Ltd.	534,900	9,345,295	(86.5)
Nintendo Co. Ltd.	98,300	5,192,497	(48.1)
Nippon Express Holdings, Inc	6,600	325,393	(3.0)
Nippon Steel Corp.	32,600	652,306	(6.0)
Nomura Holdings, Inc.	559,200	2,867,524	(26.5)
Obayashi Corp.	130,100	1,594,925	(14.8)
Ono Pharmaceutical Co. Ltd.	53,400	666,976	(6.2)
Panasonic Holdings Corp.	15,400	126,742	(1.2)
Rakuten Group, Inc.	1,292,400	7,713,757	(71.4)
Sekisui House Ltd.	8,100	195,628	(1.8)
Security	Shares	Value	% of Basket Value
Japan (continued)
Shimizu Corp.	206,900	$1,370,695	(12.7)%
Sumitomo Corp.	82,500	1,740,454	(16.1)
Sumitomo Mitsui Financial Group, Inc.	247,300	5,246,353	(48.6)
Sumitomo Mitsui Trust Group, Inc.	369,400	8,101,061	(75.0)
Tokyo Electron Ltd.	78,300	11,522,076	(106.6)
Tokyo Tatemono Co. Ltd.	69,000	1,126,756	(10.4)
Tosoh Corp.	565,600	7,027,918	(65.0)
Toyota Motor Corp.	49,300	849,458	(7.9)
		116,135,486
Macau
Galaxy Entertainment Group Ltd., Class L	14,000	62,308	(0.6)
New Zealand
Xero Ltd.	14,910	1,448,589	(13.4)
Norway
Equinor ASA	110,295	2,620,851	(24.3)
Puerto Rico
Liberty Latin America Ltd., Class A	2	20	(0.0)
Saudi Arabia
Arabian Mills for Food Products Co.	35,896	535,234	(5.0)
Singapore
Sea Ltd., Class A, ADR	32,204	3,028,786	(28.0)
Switzerland
ABB Ltd., Class N, Registered Shares	23,808	1,323,037	(12.2)
TE Connectivity PLC	14,994	2,210,415	(20.5)
		3,533,452
United Kingdom
Hammerson PLC	2	7	(0.0)
Informa PLC	140,823	1,471,158	(13.6)
J Sainsbury PLC	793,848	2,733,056	(25.3)
Johnson Matthey PLC	474,732	9,135,147	(84.6)
Marks & Spencer Group PLC	334,481	1,622,867	(15.0)
MONY Group PLC	1	3	(0.0)
Smiths Group PLC	133,330	2,630,979	(24.3)
Taylor Wimpey PLC	4,724,318	8,932,181	(82.7)
Tesco PLC	1,257,984	5,554,845	(51.4)
		32,080,243
United States
AECOM	58,836	6,283,685	(58.2)
Alaska Air Group, Inc.	79,885	3,827,290	(35.4)
Align Technology, Inc.	32,171	6,596,020	(61.0)
Alkermes PLC	50,513	1,298,184	(12.0)
Alphabet, Inc., Class A	17,943	3,070,227	(28.4)
AMETEK, Inc.	216	39,601	(0.4)
AutoNation, Inc.	7,489	1,164,315	(10.8)
AvalonBay Communities, Inc.	45,074	9,988,849	(92.4)
Avantor, Inc.	29,905	668,975	(6.2)
Box, Inc., Class A	43,048	1,367,204	(12.7)
Builders FirstSource, Inc.	18,438	3,160,273	(29.2)
Camden Property Trust	23,017	2,665,138	(24.7)
Carnival Corp.	13,164	289,608	(2.7)
Cirrus Logic, Inc.	23,920	2,626,894	(24.3)
Citizens Financial Group, Inc.	150,099	6,322,170	(58.5)
CME Group, Inc., Class A	107,464	24,218,087	(224.1)
Costco Wholesale Corp.	277	242,148	(2.2)
Crimson Wine Group Ltd.	1	7	(0.0)
D.R. Horton, Inc.	18,589	3,141,541	(29.1)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
DENTSPLY SIRONA, Inc.	1,022,853	$23,699,504	(219.4)%
Devon Energy Corp.	72,671	2,810,914	(26.0)
Dollar General Corp.	322,550	25,816,902	(238.9)
EMCOR Group, Inc.	9,513	4,243,464	(39.3)
EOG Resources, Inc.	59,669	7,277,231	(67.4)
Equifax, Inc.	210	55,654	(0.5)
Essential Properties Realty Trust, Inc.	3,144	99,633	(0.9)
Flex Ltd.	100,610	3,488,149	(32.3)
Flowserve Corp.	37,985	1,999,530	(18.5)
Fox Corp., Class A	58,305	2,448,810	(22.7)
Freshpet, Inc.	83,719	11,096,116	(102.7)
Gap, Inc.	438,644	9,110,636	(84.3)
Haemonetics Corp.	80,096	5,699,631	(52.8)
IDEXX Laboratories, Inc.	1,127	458,599	(4.2)
Incyte Corp.	7,457	552,713	(5.1)
Invesco Ltd.	137,441	2,383,227	(22.1)
Ionis Pharmaceuticals, Inc.	41,616	1,597,638	(14.8)
KeyCorp	23,806	410,653	(3.8)
Lamar Advertising Co., Class A	4,475	590,700	(5.5)
Marathon Petroleum Corp.	33,346	4,850,843	(44.9)
Mettler-Toledo International, Inc.	2,437	3,147,995	(29.1)
Neurocrine Biosciences, Inc.	17,885	2,151,029	(19.9)
Northrop Grumman Corp.	41,830	21,292,307	(197.1)
NOV, Inc.	426,800	6,619,668	(61.3)
Nutanix, Inc., Class A	11,235	697,693	(6.5)
NVR, Inc.	468	4,283,515	(39.6)
Oshkosh Corp.	47,732	4,880,120	(45.2)
Paramount Global, Class B	168,772	1,846,366	(17.1)
Penske Automotive Group, Inc.	22,315	3,359,970	(31.1)
Post Holdings, Inc.	21,160	2,310,884	(21.4)
Primo Water Corp.	44,456	1,167,315	(10.8)
Qualys, Inc.	17,316	2,064,760	(19.1)
Radian Group, Inc.	36,132	1,261,368	(11.7)
Regions Financial Corp.	610	14,561	(0.1)
Reinsurance Group of America, Inc.	21,896	4,621,808	(42.8)
ResMed, Inc.	60,895	14,765,211	(136.7)
Roche Holding AG	970	329,667	(3.0)
Sarepta Therapeutics, Inc.	17,141	2,159,766	(20.0)
ServiceNow, Inc.	14,048	13,106,643	(121.3)
Simon Property Group, Inc.	175,329	29,651,640	(274.4)
Spotify Technology SA	1,218	469,052	(4.3)
SS&C Technologies Holdings, Inc.	95,746	6,695,518	(62.0)
Sun Communities, Inc.	25,107	3,331,197	(30.8)
TD SYNNEX Corp.	582	67,134	(0.6)
Teradyne, Inc.	2,118	224,953	(2.1)
Toll Brothers, Inc.	62,238	9,114,133	(84.4)
TransUnion	73,465	7,442,004	(68.9)
Trex Co., Inc.	23,439	1,660,653	(15.4)
UGI Corp.	141,971	3,394,527	(31.4)
United Therapeutics Corp.	4,619	1,727,367	(16.0)
Vail Resorts, Inc.	30,049	4,978,819	(46.1)
VeriSign, Inc.	33,558	5,934,397	(54.9)
W R Berkley Corp.	1,748	99,933	(0.9)
Westinghouse Air Brake Technologies Corp.	21,530	4,047,209	(37.5)
Westlake Corp.	31,966	4,217,594	(39.0)
Zoetis, Inc., Class A	7,411	1,324,939	(12.3)
		360,122,478
Security	Shares	Value	% of Basket Value
Zambia
First Quantum Minerals Ltd.	21,082	$272,392	(2.5)%
Total Reference Entity — Long		615,628,661
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(1,218,601)	(2,257,077)	20.9
Seven Group Holdings Ltd.	(5,267)	(143,500)	1.3
		(2,400,577)
Belgium
Elia Group SA/NV	(8,978)	(854,308)	7.9
Bermuda
RenaissanceRe Holdings Ltd.	(3,729)	(978,490)	9.1
Cameroon, United Republic Of
Golar LNG Ltd.	(199,451)	(7,232,093)	66.9
Canada
Air Canada	(262,232)	(3,553,932)	32.9
CAE, Inc.	(141,851)	(2,496,032)	23.1
Cameco Corp.	(218,339)	(11,409,736)	105.6
Canadian Imperial Bank of Commerce	(80,041)	(5,007,628)	46.4
Canadian National Railway Co.	(34,624)	(3,738,800)	34.6
Canadian Pacific Kansas City Ltd.	(432,464)	(33,361,553)	308.8
Descartes Systems Group, Inc.	(2,181)	(226,582)	2.1
Element Fleet Management Corp.	(18,494)	(378,421)	3.5
Fortis Inc/Canada	(117,165)	(5,068,300)	46.9
Great-West Lifeco, Inc.	(4,371)	(146,668)	1.4
Nexgen Energy Ltd.	(552,275)	(4,061,691)	37.6
Onex Corp.	(45,178)	(3,251,869)	30.1
Osisko Gold Royalties Ltd.	(4,258)	(85,689)	0.8
Quebecor, Inc., Class B	(19,140)	(476,593)	4.4
RioCan Real Estate Investment Trust	(123)	(1,678)	0.0
Rogers Communications, Inc., Class B	(225,266)	(8,181,637)	75.7
Sun Life Financial, Inc.	(14,673)	(813,557)	7.5
		(82,260,366)
Denmark
Danske Bank A/S	(397,885)	(11,765,077)	108.9
Finland
Kesko OYJ, Class B	(16,390)	(352,028)	3.3
Neste OYJ	(22,183)	(356,170)	3.3
		(708,198)
France
Airbus SE	(22,843)	(3,484,499)	32.3
Biomerieux	(2,803)	(313,721)	2.9
Bollore SE	(149,778)	(935,060)	8.7
Cie de Saint-Gobain SA	(33,627)	(3,049,461)	28.2
EssilorLuxottica SA	(15,286)	(3,585,452)	33.2
Renault SA	(19,928)	(911,794)	8.4
Sartorius Stedim Biotech	(4,972)	(997,397)	9.2
		(13,277,384)
Germany
Mercedes-Benz Group AG	(163,910)	(9,957,639)	92.2
Nemetschek SE	(24,298)	(2,618,161)	24.2
		(12,575,800)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Hong Kong
Henderson Land Development Co. Ltd.	(58,000)	$(185,988)	1.7%
Power Assets Holdings Ltd.	(70,000)	(466,288)	4.3
		(652,276)
Israel
Azrieli Group Ltd.	(7,414)	(565,991)	5.2
Global-e Online Ltd.	(20,835)	(800,897)	7.4
Mobileye Global, Inc., Class A	(433)	(5,893)	0.1
		(1,372,781)
Italy
DiaSorin SpA	(1,631)	(177,144)	1.6
Leonardo SpA	(8,637)	(205,870)	1.9
Nexi SpA	(616,125)	(3,894,398)	36.1
		(4,277,412)
Japan
Ibiden Co. Ltd.	(7,300)	(231,882)	2.1
Japan Real Estate Investment Corp.	(65)	(236,434)	2.2
Keisei Electric Railway Co. Ltd.	(4,100)	(106,673)	1.0
Kikkoman Corp.	(23,200)	(272,200)	2.5
Kosaido Holdings Co. Ltd.	(3,600)	(180,609)	1.7
Kyushu Railway Co.	(18,200)	(478,851)	4.4
Maruwa Co. Ltd.	(2,700)	(744,842)	6.9
MatsukiyoCocokara & Co.	(5,300)	(72,158)	0.7
Mercari, Inc.	(4,300)	(60,153)	0.6
Nippon Building Fund, Inc.	(30)	(25,767)	0.2
Nippon Sanso Holdings Corp.	(13,600)	(472,083)	4.4
Rohto Pharmaceutical Co. Ltd.	(800)	(17,990)	0.2
Rorze Corp.	(9,000)	(131,171)	1.2
Secom Co. Ltd.	(5,800)	(206,265)	1.9
SG Holdings Co. Ltd.	(56,300)	(564,596)	5.2
Socionext, Inc.	(19,500)	(363,034)	3.4
SUMCO Corp.	(59,200)	(566,036)	5.2
Tokyo Gas Co. Ltd.	(6,300)	(155,439)	1.4
		(4,886,183)
Netherlands
Heineken Holding NV	(12,765)	(884,463)	8.2
IMCD NV	(24,380)	(3,876,202)	35.9
JDE Peet’s NV	(69,655)	(1,572,564)	14.5
NN Group NV	(1,984)	(97,399)	0.9
		(6,430,628)
Norway
Mowi ASA	(135,251)	(2,331,720)	21.6
Portugal
Banco Comercial Portugues SA, Class R	(9,785,588)	(4,936,313)	45.7
Jeronimo Martins SGPS SA	(5,900)	(114,685)	1.0
		(5,050,998)
Singapore
CapitaLand Investment Ltd./Singapore	(5,700)	(12,042)	0.1
Mapletree Logistics Trust	(2,701)	(2,694)	0.0
Oversea-Chinese Banking Corp. Ltd.	(370,600)	(4,251,932)	39.4
		(4,266,668)
Spain
Amadeus IT Group SA	(37,460)	(2,715,597)	25.1
Security	Shares	Value	% of Basket Value
Sweden
Sandvik AB	(11,725)	$(230,790)	2.1%
Volvo Car AB, Class B	(7,836)	(16,932)	0.2
		(247,722)
Switzerland
Banque Cantonale Vaudoise, Registered Shares	(19,344)	(1,927,573)	17.8
Cie Financiere Richemont SA, Registered Shares	(1,178)	(171,517)	1.6
EMS-Chemie Holding AG, Registered Shares	(1,606)	(1,235,110)	11.4
Swiss Life Holding AG, Class N, Registered Shares	(11,125)	(9,059,083)	83.9
Swisscom AG, Class N, Registered Shares	(1,883)	(1,147,276)	10.6
		(13,540,559)
United Kingdom
JD Sports Fashion PLC	(790,651)	(1,267,798)	11.7
Lloyds Banking Group PLC	(7,904,714)	(5,425,799)	50.2
Rentokil Initial PLC	(1,172,131)	(5,879,143)	54.4
Smith & Nephew PLC	(425,747)	(5,293,237)	49.0
Unilever PLC	(82,249)	(5,017,358)	46.5
UNITE Group PLC/The	(555,508)	(6,283,939)	58.2
		(29,167,274)
United States
AeroVironment, Inc.	(23,831)	(5,122,712)	47.4
Aflac, Inc.	(37,564)	(3,936,332)	36.4
AGNC Investment Corp.	(169,995)	(1,582,653)	14.6
Air Lease Corp., Class A	(52,496)	(2,328,198)	21.5
Alight, Inc., Class A	(627,810)	(4,350,723)	40.3
Alliant Energy Corp.	(301,945)	(18,116,700)	167.7
Ameren Corp.	(2,769)	(241,208)	2.2
Annaly Capital Management, Inc.	(181,856)	(3,457,083)	32.0
Antero Midstream Corp.	(142,614)	(2,049,363)	19.0
Aon PLC, Class A	(9,566)	(3,509,478)	32.5
Apollo Global Management, Inc.	(26,659)	(3,819,168)	35.3
Aspen Technology, Inc.	(10,733)	(2,519,357)	23.3
ATI, Inc.	(52,780)	(2,782,034)	25.8
Bill Holdings, Inc.	(104,098)	(6,075,159)	56.2
Blue Owl Capital, Inc., Class A	(12,151)	(271,696)	2.5
BRP, Inc.	(2,075)	(102,308)	0.9
Celanese Corp., Class A	(46,888)	(5,906,481)	54.7
CF Industries Holdings, Inc.	(76,830)	(6,317,731)	58.5
Churchill Downs, Inc.	(6,144)	(860,774)	8.0
Citigroup, Inc.	(255,000)	(16,363,350)	151.5
Clarivate PLC	(4,605)	(30,393)	0.3
Coca-Cola Consolidated, Inc.	(1,409)	(1,584,082)	14.7
Coherent Corp.	(21,120)	(1,952,333)	18.1
Constellation Energy Corp.	(20,244)	(5,323,362)	49.3
Core & Main, Inc., Class A	(61,270)	(2,713,036)	25.1
Corebridge Financial, Inc.	(79,942)	(2,539,757)	23.5
Coty, Inc., Class A	(260,403)	(1,937,398)	17.9
Crane Co.	(16,699)	(2,626,419)	24.3
Darden Restaurants, Inc.	(740)	(118,415)	1.1
Datadog, Inc., Class A	(877)	(110,011)	1.0
Diamondback Energy, Inc.	(22,325)	(3,946,390)	36.5
Dutch Bros, Inc., Class A	(1,979)	(65,545)	0.6
Erie Indemnity Co., Class A	(876)	(393,184)	3.6
Everest Group Ltd.	(5,816)	(2,068,228)	19.1
First Citizens BancShares, Inc., Class A	(8,520)	(16,506,222)	152.8
Frontier Communications Parent, Inc.	(49,673)	(1,774,816)	16.4
GE HealthCare Technologies, Inc.	(18,869)	(1,648,207)	15.3
Haleon PLC	(1,433,059)	(6,887,379)	63.7
Intra-Cellular Therapies, Inc.	(2,814)	(238,487)	2.2

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Jackson Financial, Inc., Class A	(110,376)	$(11,032,081)	102.1%
Kenvue, Inc.	(288,736)	(6,620,717)	61.3
KKR & Co., Inc., Class A	(31,810)	(4,397,414)	40.7
Knight-Swift Transportation Holdings, Inc.	(284,566)	(14,820,197)	137.2
Lantheus Holdings, Inc.	(27,921)	(3,066,843)	28.4
Lattice Semiconductor Corp.	(27,358)	(1,385,956)	12.8
Liberty Broadband Corp., Class C	(3,897)	(314,956)	2.9
Linde PLC	(81,118)	(37,001,976)	342.5
MACOM Technology Solutions Holdings, Inc., Class H	(24,125)	(2,711,650)	25.1
MarketAxess Holdings, Inc.	(6,876)	(1,990,052)	18.4
Matador Resources Co.	(14,097)	(734,595)	6.8
McKesson Corp.	(493)	(246,791)	2.3
Monster Beverage Corp.	(12,506)	(658,816)	6.1
Mueller Industries, Inc.	(1,791)	(146,808)	1.4
National Storage Affiliates Trust	(154,153)	(6,497,549)	60.1
Netflix, Inc.	(27,000)	(20,412,810)	188.9
Nordson Corp.	(11,938)	(2,959,311)	27.4
ON Semiconductor Corp.	(147,717)	(10,412,571)	96.4
Onto Innovation, Inc.	(10,587)	(2,099,720)	19.4
Oscar Health, Inc., Class A	(171,448)	(2,880,326)	26.7
Palantir Technologies, Inc., Class A	(323,131)	(13,429,324)	124.3
Penumbra, Inc.	(1,439)	(329,344)	3.0
Pinnacle Financial Partners, Inc.	(20,995)	(2,213,923)	20.5
Planet Fitness, Inc., Class A	(1,243)	(97,600)	0.9
Primerica, Inc.	(3,809)	(1,054,369)	9.8
Procter & Gamble Co.	(56,802)	(9,382,554)	86.8
Quanta Services, Inc.	(994)	(299,820)	2.8
Range Resources Corp.	(144,367)	(4,335,341)	40.1
Repligen Corp.	(14,965)	(2,009,351)	18.6
Rockwell Automation, Inc.	(23,456)	(6,255,950)	57.9
SentinelOne, Inc., Class A	(145,967)	(3,764,489)	34.8
SouthState Corp.	(5,643)	(550,362)	5.1
STAG Industrial, Inc.	(68,558)	(2,555,842)	23.7
Starbucks Corp.	(583,430)	(57,001,111)	527.6
Teledyne Technologies, Inc.	(2,784)	(1,267,611)	11.7
TPG, Inc., Class A	(39,468)	(2,671,194)	24.7
Tradeweb Markets, Inc., Class A	(54,075)	(6,867,525)	63.6
Valaris Ltd.	(71,208)	(3,603,125)	33.4
Vaxcyte, Inc.	(5,247)	(558,018)	5.2
Vistra Corp.	(1,286)	(160,699)	1.5
Welltower, Inc.	(58,957)	(7,952,120)	73.6
		(398,926,983)
Security	Shares	Value	% of Basket Value
Preferred Stocks
Germany
Volkswagen AG	(211,346)	$(20,513,826)	189.9%
Total Reference Entity — Short		(626,432,920)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(10,804,259)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Accent Group Ltd.	298,024	$460,651	(5.1)%
Bega Cheese Ltd.	265,372	894,429	(10.0)
Challenger Ltd.	492,019	1,948,664	(21.7)
Charter Hall Social Infrastructure REIT	292,250	498,144	(5.5)
Data#3 Ltd.	212,851	1,019,708	(11.4)
Downer EDI Ltd.	505,649	1,852,720	(20.6)
Netwealth Group Ltd.	99,215	1,790,100	(19.9)
NRW Holdings Ltd.	182,185	459,120	(5.1)
Perenti Ltd.	1,274,919	979,463	(10.9)
Perseus Mining Ltd.	1,228,303	2,296,480	(25.6)
Vault Minerals Ltd.	1,769,383	455,737	(5.1)
Ventia Services Group Pty Ltd.	785,158	2,358,070	(26.2)
		15,013,286
Austria
ANDRITZ AG	34,491	2,082,327	(23.2)
Kontron AG	34,385	579,028	(6.4)
Raiffeisen Bank International AG	74,048	1,326,472	(14.8)
UNIQA Insurance Group AG	69,234	542,730	(6.0)
		4,530,557
Belgium
Barco NV	70,507	876,761	(9.8)
Proximus SADP	161,990	1,178,809	(13.1)
		2,055,570
Canada
Artis Real Estate Investment Trust	257,962	1,435,850	(16.0)
Birchcliff Energy Ltd.	62,166	231,724	(2.6)
Canfor Corp.	40,248	480,137	(5.3)
Centerra Gold, Inc.	266,279	1,881,844	(20.9)
First Majestic Silver Corp.	818,198	6,046,797	(67.3)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Innergex Renewable Energy, Inc.	290,161	$1,900,577	(21.2)%
North American Construction Group Ltd.	51,105	996,517	(11.1)
Obsidian Energy Ltd.	93,249	529,082	(5.9)
Parex Resources, Inc.	161,370	1,498,556	(16.7)
Pason Systems, Inc.	50,258	486,211	(5.4)
Russel Metals, Inc.	27,735	772,281	(8.6)
Sienna Senior Living, Inc.	117,092	1,448,145	(16.1)
Transcontinental, Inc., Class A	117,015	1,445,511	(16.1)
		19,153,232
Finland
Outokumpu OYJ	576,297	2,073,200	(23.1)
France
Etablissements Maurel et Prom SA	93,239	489,383	(5.5)
Guerbet	1	35	(0.0)
ICADE	39,892	1,043,414	(11.6)
Television Francaise 1 SA	70,506	584,989	(6.5)
		2,117,821
Germany
Atoss Software SE	6,134	806,834	(9.0)
Auto1 Group SE	40,355	414,129	(4.6)
Bank of Georgia Group PLC	63,936	3,429,601	(38.2)
Bilfinger SE	17,432	837,904	(9.3)
Deutsche Pfandbriefbank AG	27,314	155,119	(1.7)
Deutsche Wohnen SE	29,501	753,677	(8.4)
Deutz AG	127,749	568,074	(6.3)
Duerr AG	25,652	594,461	(6.6)
Evotec SE	67,237	520,006	(5.8)
Grand City Properties SA	44,092	584,409	(6.5)
HOCHTIEF AG	481	58,905	(0.7)
SAF-Holland SE	28,460	440,248	(4.9)
TBC Bank Group PLC	43,028	1,525,768	(17.0)
		10,689,135
Ireland
Cairn Homes PLC	807,475	1,888,299	(21.0)
Cimpress PLC	12,680	875,047	(9.8)
		2,763,346
Italy
Anima Holding SpA	88,663	537,195	(6.0)
Banca IFIS SpA	31,937	765,412	(8.5)
Credito Emiliano SpA	7,521	81,216	(0.9)
De’ Longhi SpA	20,579	643,194	(7.2)
Hera SpA	80,575	308,244	(3.4)
Iren SpA	493,071	1,067,906	(11.9)
Maire SpA	125,040	943,758	(10.5)
PRADA SpA	496,300	3,810,347	(42.4)
Sesa SpA	7,774	675,136	(7.5)
Webuild SpA	441,175	1,251,067	(13.9)
		10,083,475
Japan
77 Bank Ltd.	87,700	2,257,724	(25.1)
Aisan Industry Co. Ltd.	27,300	241,533	(2.7)
Alfresa Holdings Corp.	125,200	1,806,392	(20.1)
Artience Co. Ltd.	109,700	2,629,279	(29.3)
Bic Camera, Inc.	206,000	2,292,744	(25.5)
Bunka Shutter Co. Ltd.	69,200	832,660	(9.3)
Coca-Cola Bottlers Japan Holdings, Inc.	8,100	103,751	(1.2)
Create Restaurants Holdings, Inc.	62,700	499,484	(5.6)
Security	Shares	Value	% of Basket Value
Japan (continued)
Create SD Holdings Co. Ltd.	33,800	$663,882	(7.4)%
Daicel Corp.	58,300	514,559	(5.7)
DIC Corp.	253,200	5,512,483	(61.4)
Doutor Nichires Holdings Co. Ltd.	72,300	1,060,160	(11.8)
EDION Corp.	119,000	1,378,230	(15.3)
Elecom Co. Ltd.	48,400	456,279	(5.1)
FCC Co. Ltd.	87,800	1,365,458	(15.2)
FULLCAST Holdings Co. Ltd.	17,400	174,993	(1.9)
Furukawa Electric Co. Ltd.	200,400	4,928,624	(54.9)
Futaba Industrial Co. Ltd.	60,800	259,396	(2.9)
Glory Ltd.	79,700	1,292,696	(14.4)
Hanwa Co. Ltd.	14,900	493,688	(5.5)
Heiwa Real Estate Co. Ltd.	19,400	532,860	(5.9)
Heiwado Co. Ltd.	44,000	635,076	(7.1)
Hiday Hidaka Corp.	37,000	665,687	(7.4)
Ichibanya Co. Ltd.	118,500	812,540	(9.0)
Ichigo Office REIT Investment Corp.	1,552	796,717	(8.9)
Inaba Denki Sangyo Co. Ltd.	20,800	521,703	(5.8)
Inabata & Co. Ltd.	11,500	244,668	(2.7)
Ishihara Sangyo Kaisha Ltd.	48,300	462,212	(5.1)
JTEKT Corp.	78,800	531,508	(5.9)
Kissei Pharmaceutical Co. Ltd.	35,900	876,037	(9.8)
Kumagai Gumi Co. Ltd.	105,900	2,448,817	(27.3)
Kyoritsu Maintenance Co. Ltd.	87,700	1,408,006	(15.7)
Maxell Ltd.	43,700	533,467	(5.9)
MEITEC Group Holdings, Inc.	45,900	879,594	(9.8)
METAWATER Co. Ltd.	37,000	428,103	(4.8)
Milbon Co. Ltd.	110,900	2,344,132	(26.1)
Mitsubishi Shokuhin Co. Ltd.	35,400	1,123,217	(12.5)
Mitsui Mining & Smelting Co. Ltd.	259,200	8,235,221	(91.7)
MIXI, Inc.	106,000	1,954,012	(21.8)
Modec, Inc.	101,000	2,199,212	(24.5)
Monogatari Corp.	35,400	832,539	(9.3)
Nippn Corp.	146,900	2,118,006	(23.6)
Nippon Kayaku Co. Ltd.	102,300	809,223	(9.0)
Nippon Light Metal Holdings Co. Ltd.	82,600	882,806	(9.8)
Nippon Paper Industries Co. Ltd.	224,600	1,311,198	(14.6)
Nisshin Oillio Group Ltd.	18,800	638,907	(7.1)
Nisshinbo Holdings, Inc.	250,000	1,587,395	(17.7)
Nittetsu Mining Co. Ltd.	12,900	367,193	(4.1)
NOK Corp.	72,100	1,033,744	(11.5)
Nomura Co. Ltd.	125,000	633,394	(7.0)
Noritz Corp.	10,900	126,301	(1.4)
North Pacific Bank Ltd.	476,600	1,236,992	(13.8)
NSK Ltd.	514,600	2,346,426	(26.1)
NTN Corp.	776,600	1,279,518	(14.2)
Okamura Corp.	101,100	1,270,564	(14.1)
Oki Electric Industry Co. Ltd.	191,600	1,252,486	(13.9)
Onward Holdings Co. Ltd.	210,900	720,152	(8.0)
Pacific Industrial Co. Ltd.	92,900	831,701	(9.3)
Pigeon Corp.	622,500	6,751,722	(75.2)
Prima Meat Packers Ltd.	86,800	1,277,480	(14.2)
Raito Kogyo Co. Ltd.	61,400	895,832	(10.0)
Saizeriya Co. Ltd.	120,800	4,459,024	(49.6)
Sanki Engineering Co. Ltd.	19,500	305,667	(3.4)
Starts Corp., Inc.	11,800	271,820	(3.0)
Sumitomo Bakelite Co. Ltd.	21,500	561,464	(6.2)
Sumitomo Mitsui Construction Co. Ltd.	286,400	727,952	(8.1)
Suzuken Co. Ltd.	78,100	2,553,398	(28.4)
Systena Corp.	716,200	1,701,027	(18.9)
Taikisha Ltd.	8,800	279,930	(3.1)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Tamron Co. Ltd.	51,700	$1,454,903	(16.2)%
Toa Corp./Tokyo	130,500	840,102	(9.4)
TOKAI Holdings Corp.	158,400	971,630	(10.8)
Tokai Rika Co. Ltd.	73,100	1,033,522	(11.5)
Tosei Corp.	68,900	1,071,599	(11.9)
Towa Pharmaceutical Co. Ltd.	56,700	1,161,982	(12.9)
Toyo Seikan Group Holdings Ltd., Class L	3,700	55,234	(0.6)
Toyoda Gosei Co. Ltd.	207,700	3,528,886	(39.3)
Tsubakimoto Chain Co.	26,700	336,181	(3.7)
United Super Markets Holdings, Inc.	30,800	168,661	(1.9)
Valor Holdings Co. Ltd.	35,300	486,384	(5.4)
Wacom Co. Ltd.	173,900	801,651	(8.9)
YAMABIKO Corp.	6,500	105,598	(1.2)
Yamazen Corp.	45,200	392,624	(4.4)
Yaoko Co. Ltd.	15,600	948,289	(10.6)
Yokogawa Bridge Holdings Corp.	24,700	450,737	(5.0)
		109,268,648
Netherlands
Eurocommercial Properties NV	10,112	256,834	(2.8)
Koninklijke BAM Groep NV	126,537	584,020	(6.5)
PostNL NV	575,720	690,742	(7.7)
		1,531,596
Norway
Aker Solutions ASA	208,157	986,317	(11.0)
Elkem ASA	188,131	306,819	(3.4)
Odfjell Drilling Ltd.	206,005	948,991	(10.5)
Wallenius Wilhelmsen ASA	41,386	411,475	(4.6)
		2,653,602
Philippines
TaskUS, Inc., Class A	51,120	646,157	(7.2)
Portugal
Mota-Engil SGPS SA	499,207	1,391,871	(15.5)
Singapore
City Developments Ltd.	19,200	75,249	(0.8)
Frasers Logistics & Commercial Trust	1,612,100	1,299,158	(14.5)
Grindr, Inc.	385,245	5,154,578	(57.4)
iFAST Corp. Ltd	373,800	2,114,839	(23.5)
		8,643,824
Spain
Construcciones y Auxiliar de Ferrocarriles SA	21,236	838,510	(9.3)
Indra Sistemas SA	130,798	2,305,901	(25.7)
		3,144,411
Sweden
Ambea AB	26,533	227,378	(2.5)
VBG Group AB, Class B	5,309	153,860	(1.7)
		381,238
Switzerland
International Workplace Group PLC	446,514	922,837	(10.3)
United Kingdom
Bytes Technology Group PLC	410,968	2,393,274	(26.6)
Chemring Group PLC	419,397	1,934,524	(21.5)
Close Brothers Group PLC	150,570	442,668	(4.9)
Cranswick PLC	43,638	2,852,841	(31.8)
Dunelm Group PLC	120,113	1,721,169	(19.2)
Firstgroup PLC	511,688	879,509	(9.8)
Hunting PLC	179,853	694,850	(7.7)
Security	Shares	Value	% of Basket Value
United Kingdom (continued)
J D Wetherspoon PLC	78,018	$617,686	(6.9)%
Jupiter Fund Management PLC	218,313	226,611	(2.5)
Just Group PLC	1,018,062	1,759,073	(19.6)
Mitchells & Butlers PLC	80,261	259,518	(2.9)
Mitie Group PLC	1,050,982	1,576,615	(17.5)
MONY Group PLC	626,851	1,518,138	(16.9)
Morgan Sindall Group PLC	24,120	1,165,309	(13.0)
NCC Group PLC	126,665	252,179	(2.8)
Nomad Foods Ltd.	433,094	7,600,800	(84.6)
Paragon Banking Group PLC	264,921	2,343,394	(26.1)
QinetiQ Group PLC	324,192	1,913,704	(21.3)
Serco Group PLC	1,004,395	2,269,440	(25.3)
TP ICAP Group PLC	420,738	1,217,959	(13.6)
Vesuvius PLC	118,305	543,915	(6.0)
Workspace Group PLC	56,139	400,308	(4.5)
		34,583,484
United States
1-800-Flowers.com, Inc., Class A	46,433	386,323	(4.3)
Accel Entertainment, Inc., Class A	28,933	319,420	(3.6)
Allient, Inc.	9,260	160,105	(1.8)
Ambarella, Inc.	30,324	1,703,906	(19.0)
American Woodmark Corp.	22,166	2,010,678	(22.4)
Anywhere Real Estate, Inc.	113,916	439,716	(4.9)
Apogee Enterprises, Inc.	21,652	1,620,436	(18.0)
Archrock, Inc.	398,602	7,980,012	(88.8)
Argan, Inc.	2,265	299,071	(3.3)
Axogen, Inc.	19,690	275,660	(3.1)
Bandwidth, Inc., Class A	53,597	1,045,142	(11.6)
Beazer Homes USA, Inc.	18,481	568,476	(6.3)
Benchmark Electronics, Inc.	195,861	8,480,781	(94.4)
BlueLinx Holdings, Inc.	10,384	1,136,633	(12.7)
Brinker International, Inc.	52,177	5,359,100	(59.7)
Brookdale Senior Living, Inc.	152,254	954,633	(10.6)
Castle Biosciences, Inc.	56,551	1,960,623	(21.8)
CNA Financial Corp.	148,376	7,108,694	(79.1)
ConnectOne Bancorp, Inc.	22,006	533,425	(5.9)
CSG Systems International, Inc.	69,560	3,242,192	(36.1)
Delek U.S. Holdings, Inc.	112,329	1,760,195	(19.6)
Deluxe Corp.	16,459	308,771	(3.4)
Dime Community Bancshares, Inc.	16,363	492,035	(5.5)
DNOW, Inc.	109,293	1,292,936	(14.4)
DXP Enterprises, Inc.	17,805	873,869	(9.7)
Eagle Bancorp, Inc.	13,563	355,486	(4.0)
El Pollo Loco Holdings, Inc.	14,232	173,915	(1.9)
Elme Communities	35,634	601,146	(6.7)
Enact Holdings, Inc.	36,048	1,228,876	(13.7)
Enova International, Inc.	51,322	4,460,395	(49.7)
Enovis Corp.	51,063	2,107,370	(23.5)
EZCORP, Inc., Class A	130,041	1,494,171	(16.6)
Flushing Financial Corp.	58,382	915,138	(10.2)
Forestar Group, Inc.	1,127	35,579	(0.4)
Franklin Covey Co.	20,581	819,330	(9.1)
Fulgent Genetics, Inc.	11,324	242,900	(2.7)
Gibraltar Industries, Inc.	28,450	1,920,090	(21.4)
G-III Apparel Group Ltd.	72,376	2,191,545	(24.4)
Global Industrial Co.	12,992	344,678	(3.8)
GQG Partners, Inc., CDI	910,939	1,653,503	(18.4)
Granite Construction, Inc.	123,268	10,360,675	(115.3)
Gray Television, Inc.	91,639	523,259	(5.8)
Greenbrier Cos, Inc.	103,804	6,152,463	(68.5)
Hackett Group, Inc.	25,177	612,305	(6.8)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Harmony Biosciences Holdings, Inc.	115,932	$3,724,895	(41.5)%
Haverty Furniture Cos, Inc.	106,309	2,354,744	(26.2)
Health Catalyst, Inc.	71,841	558,205	(6.2)
Healthcare Services Group, Inc.	45,845	502,920	(5.6)
HealthStream, Inc.	40,741	1,191,063	(13.3)
Heidrick & Struggles International, Inc.	12,278	479,579	(5.3)
Horizon Bancorp, Inc.	43,972	704,431	(7.8)
Independent Bank Corp.	21,394	701,295	(7.8)
Innoviva, Inc.	54,678	1,069,502	(11.9)
Intapp, Inc.	5,625	282,206	(3.1)
iRadimed Corp.	6,580	324,197	(3.6)
Korn Ferry	94,883	6,703,484	(74.6)
Liberty Energy, Inc., Class A	352,203	6,012,105	(66.9)
LivaNova PLC	112,128	5,788,047	(64.4)
MaxLinear, Inc.	36,434	472,549	(5.3)
Medical Properties Trust, Inc.	138,991	643,528	(7.2)
Methode Electronics, Inc.	20,066	174,976	(2.0)
Midland States Bancorp, Inc.	15,814	392,345	(4.4)
MiNK Therapeutics, Inc.	72	51	(0.0)
Montrose Environmental Group, Inc.	63,414	1,672,227	(18.6)
Mueller Water Products, Inc., Class A	579,339	12,507,929	(139.2)
National Vision Holdings, Inc.	332,263	3,455,535	(38.5)
NetScout Systems, Inc.	48,678	1,023,698	(11.4)
NETSTREIT Corp.	166,692	2,583,726	(28.8)
NMI Holdings, Inc., Class A	30,643	1,185,271	(13.2)
OneSpan, Inc.	286,624	4,780,888	(53.2)
Outfront Media, Inc.	131,048	2,327,412	(25.9)
Palomar Holdings, Inc.	20,801	1,867,306	(20.8)
Patterson-UTI Energy, Inc.	759,727	5,827,106	(64.9)
Pennant Group, Inc.	7,818	249,941	(2.8)
Playtika Holding Corp.	88,394	692,125	(7.7)
PRA Group, Inc.	61,061	1,230,990	(13.7)
Premier Financial Corp.	20,727	511,128	(5.7)
Progyny, Inc.	14,436	217,262	(2.4)
Radius Recycling, Inc., Class A	15,692	254,053	(2.8)
REX American Resources Corp.	21,452	959,548	(10.7)
RHI Magnesita NV	8,271	342,479	(3.8)
RLJ Lodging Trust	343,348	3,038,630	(33.8)
SI-BONE, Inc.	56,770	783,426	(8.7)
Signify NV	2,986	73,111	(0.8)
Spectrum Brands Holdings, Inc.	209,967	18,817,243	(209.5)
Summit Hotel Properties, Inc.	617,182	3,777,154	(42.0)
Surgery Partners, Inc.	101,093	2,911,478	(32.4)
Synaptics, Inc.	189,970	13,045,240	(145.2)
Terex Corp.	11,560	597,768	(6.7)
Thryv Holdings, Inc.	2,110	30,342	(0.3)
Trinity Industries, Inc.	387,563	13,285,660	(147.9)
Turning Point Brands, Inc.	43,952	2,075,853	(23.1)
Tutor Perini Corp.	122,210	3,167,683	(35.3)
Univest Financial Corp.	15,200	423,016	(4.7)
Upbound Group, Inc.	48,390	1,414,924	(15.8)
Upwork, Inc.	51,249	694,936	(7.7)
Verint Systems, Inc.	98,672	2,101,714	(23.4)
Viad Corp.	6,347	237,632	(2.7)
Vimeo, Inc.	26,077	124,387	(1.4)
Virtu Financial, Inc., Class A	168,701	5,222,983	(58.1)
Vital Farms, Inc.	12,956	449,314	(5.0)
Willdan Group, Inc.	48,886	2,312,797	(25.7)
Security	Shares	Value	% of Basket Value
United States (continued)
Wolverine World Wide, Inc.	403,040	$6,202,786	(69.1)%
Yext, Inc.	63,087	456,750	(5.1)
Zumiez, Inc.	17,525	361,015	(4.0)
		241,880,244
Rights
Italy
Sesa SpA, (Expires 12/12/24, Strike Price EUR, 110.20)	7,774	—	0.0
Total Reference Entity — Long		473,527,534
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(86,653)	(603,121)	6.7
Bellevue Gold Ltd.	(370,351)	(393,010)	4.4
Boss Energy Ltd.	(111,854)	(248,746)	2.8
Capricorn Metals Ltd.	(50,791)	(204,235)	2.3
Champion Iron Ltd.	(140,580)	(539,556)	6.0
Coronado Global Resources, Inc., CDI	(2,280,015)	(1,518,823)	16.9
Kelsian Group Ltd.	(110,127)	(281,952)	3.1
Leo Lithium Ltd.	(33,787)	(8,422)	0.1
Neuren Pharmaceuticals Ltd.	(51,284)	(412,755)	4.6
PEXA Group Ltd.	(54,112)	(480,732)	5.4
Sigma Healthcare Ltd.	(582,318)	(747,614)	8.3
Silex Systems Ltd.	(86,052)	(291,998)	3.2
Stanmore Resources Ltd.	(660,559)	(1,355,406)	15.1
Strike Energy Ltd.	(6,241,988)	(872,693)	9.7
		(7,959,063)
Belgium
Azelis Group NV	(47,757)	(956,758)	10.6
Biocartis Group NV	(30)	—	0.0
Cofinimmo SA	(72,295)	(4,564,692)	50.8
Melexis NV	(34,789)	(2,272,015)	25.3
Xior Student Housing NV	(22,694)	(762,412)	8.5
		(8,555,877)
Brazil
ERO Copper Corp.	(141,280)	(2,594,556)	28.9
Canada
Altus Group Ltd.	(5,374)	(203,327)	2.3
Boyd Group Services, Inc.	(43,483)	(6,767,527)	75.3
Definity Financial Corp.	(42,284)	(1,631,716)	18.2
Docebo, Inc.	(6,442)	(293,426)	3.3
Dream Industrial Real Estate Investment Trust	(534,231)	(5,072,384)	56.5
Encore Energy Corp.	(14,487)	(57,226)	0.6
EQB, Inc.	(4,224)	(324,062)	3.6
Filo Corp.	(83,594)	(1,926,021)	21.4
Kinaxis, Inc.	(11,882)	(1,319,663)	14.7
Linamar Corp.	(3,245)	(132,774)	1.5
MAG Silver Corp.	(54,824)	(938,704)	10.4
Martinrea International, Inc.	(62,847)	(464,915)	5.2
North West Co., Inc.	(8,856)	(333,352)	3.7
Novagold Resources, Inc.	(454,188)	(1,569,034)	17.5
Sandstorm Gold Ltd.	(131,710)	(798,386)	8.9
Skeena Resources Ltd.	(142,350)	(1,383,269)	15.4
South Bow Corp.	(39,058)	(975,363)	10.8
Spartan Delta Corp.	(154,058)	(375,090)	4.2

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Spin Master Corp.	(34,354)	$(727,125)	8.1%
StorageVault Canada, Inc.	(140,089)	(409,496)	4.5
Trisura Group Ltd.	(21,235)	(628,349)	7.0
Westshore Terminals Investment Corp.	(78,757)	(1,301,539)	14.5
Winpak Ltd.	(7,183)	(255,933)	2.8
		(27,888,681)
China
AustAsia Group Ltd.	(1,000)	(147)	0.0
Denmark
Better Collective A/S	(1,429)	(18,750)	0.2
Cadeler A/S	(19,358)	(130,048)	1.5
Dfds A/S	(59,327)	(1,356,815)	15.1
Spar Nord Bank A/S	(56,893)	(1,096,667)	12.2
Svitzer Group A/S	(22,788)	(791,528)	8.8
		(3,393,808)
Faeroe Islands
Bakkafrost P/F	(42,868)	(2,585,179)	28.8
Finland
Cargotec Oyj, Class B	(55,678)	(3,366,132)	37.5
Huhtamaki Oyj	(3,444)	(134,987)	1.5
Kalmar Oyj, Class B	(26,277)	(818,290)	9.1
Kemira OYJ	(4,238)	(89,985)	1.0
Metsa Board OYJ, Class B	(84,889)	(456,686)	5.1
TietoEVRY Oyj	(85,064)	(1,582,235)	17.6
		(6,448,315)
France
Alten SA	(19,691)	(1,665,663)	18.5
Esker SA	(9,607)	(2,738,753)	30.5
Mercialys SA	(5,621)	(66,319)	0.7
Metropole Television SA	(15,296)	(193,239)	2.2
Nexity SA	(58,867)	(919,561)	10.2
Rubis SCA	(112,922)	(2,766,824)	30.8
Vallourec SACA	(5,225)	(86,026)	1.0
Verallia SA	(134,150)	(3,868,741)	43.1
		(12,305,126)
Germany
Eckert & Ziegler SE	(6,372)	(273,389)	3.0
Fielmann Group AG	(12,613)	(634,431)	7.1
Siltronic AG	(18,417)	(1,046,177)	11.6
Sixt SE	(6,325)	(500,989)	5.6
Thyssenkrupp Nucera AG & Co. KGaa	(9,660)	(99,974)	1.1
		(2,554,960)
Ghana
Tullow Oil PLC	(2,073,299)	(634,669)	7.1
Indonesia
Golden Agri-Resources Ltd.	(2,701,700)	(593,331)	6.6
Nickel Industries Ltd.	(543,576)	(321,139)	3.6
		(914,470)
Ireland
C&C Group PLC	(415,518)	(789,754)	8.8
Dalata Hotel Group PLC	(90,901)	(426,365)	4.7
		(1,216,119)
Security	Shares	Value	% of Basket Value
Israel
Israel Corp. Ltd.	(6,573)	$(1,435,979)	16.0%
OPC Energy Ltd.	(11,118)	(90,030)	1.0
		(1,526,009)
Italy
ERG SpA	(47,115)	(1,058,103)	11.8
Ermenegildo Zegna NV	(110,025)	(836,190)	9.3
Eurogroup Laminations SpA	(102,858)	(383,826)	4.2
Interpump Group SpA	(172,210)	(7,651,767)	85.2
Piaggio & C SpA	(144,921)	(348,942)	3.9
Technoprobe SpA	(59,588)	(404,617)	4.5
		(10,683,445)
Japan
Advance Logistics Investment Corp.	(480)	(374,523)	4.2
Aiful Corp.	(180,600)	(379,506)	4.2
Alps Logistics Co. Ltd.	(2,500)	(94,393)	1.1
Aozora Bank Ltd.	(80,600)	(1,389,557)	15.5
Arclands Corp.	(82,300)	(899,189)	10.0
Ariake Japan Co. Ltd.	(15,000)	(523,695)	5.8
Asahi Yukizai Corp.	(5,700)	(152,070)	1.7
Bank of Nagoya Ltd.	(4,100)	(160,539)	1.8
Base Co. Ltd.	(10,600)	(204,506)	2.3
C Uyemura & Co. Ltd.	(8,700)	(604,671)	6.7
Daiei Kankyo Co. Ltd.	(34,500)	(711,595)	7.9
Daishi Hokuetsu Financial Group, Inc.	(13,400)	(212,744)	2.4
Descente Ltd.	(42,800)	(1,212,326)	13.5
Enplas Corp.	(10,500)	(465,958)	5.2
First Bank of Toyama Ltd.	(60,300)	(436,670)	4.9
FP Partner, Inc.	(14,300)	(273,573)	3.0
Freee KK	(4,600)	(85,842)	1.0
Fukuyama Transporting Co. Ltd.	(18,900)	(480,658)	5.3
Furuya Metal Co. Ltd.	(4,800)	(124,627)	1.4
Future Corp.	(10,100)	(129,323)	1.4
Godo Steel, Ltd.	(15,100)	(384,692)	4.3
Hirata Corp.	(5,800)	(184,962)	2.1
Hokuetsu Corp.	(15,900)	(158,557)	1.8
Hokuhoku Financial Group, Inc.	(60,600)	(633,360)	7.0
Hoshino Resorts REIT, Inc.	(186)	(282,350)	3.1
Idec Corp./Japan	(19,600)	(315,956)	3.5
Iino Kaiun Kaisha Ltd.	(37,200)	(272,920)	3.0
Insource Co. Ltd.	(22,800)	(142,881)	1.6
Kanto Denka Kogyo Co. Ltd.	(13,800)	(87,755)	1.0
KeePer Technical Laboratory Co. Ltd.	(28,000)	(769,014)	8.6
Keihan Holdings Co. Ltd.	(56,000)	(1,045,364)	11.6
KH Neochem Co. Ltd.	(12,800)	(172,595)	1.9
Kiyo Bank Ltd.	(35,300)	(413,439)	4.6
Kohnan Shoji Co. Ltd.	(900)	(21,341)	0.2
Komeri Co. Ltd.	(25,300)	(546,864)	6.1
Kosaido Holdings Co. Ltd.	(73,700)	(256,897)	2.9
Kumiai Chemical Industry Co. Ltd.	(117,700)	(626,514)	7.0
KYB Corp.	(12,900)	(405,258)	4.5
Lifedrink Co, Inc.	(9,200)	(106,241)	1.2
Mars Group Holdings Corp.	(6,800)	(139,932)	1.6
Mitsui E&S Co. Ltd.	(78,600)	(568,610)	6.3
Mitsui Fudosan Logistics Park, Inc.	(536)	(356,872)	4.0
Mitsui-Soko Holdings Co. Ltd.	(1,100)	(51,086)	0.6
Nakayama Steel Works Ltd.	(10,900)	(53,737)	0.6
Nankai Electric Railway Co. Ltd.	(28,800)	(452,655)	5.0
Nihon Kohden Corp.	(9,000)	(134,157)	1.5
Nikkon Holdings Co. Ltd.	(62,300)	(797,592)	8.9
Nippon Accommodations Fund, Inc.	(102)	(408,463)	4.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Nippon Carbon Co. Ltd.	(7,900)	$(231,624)	2.6%
Nojima Corp.	(61,200)	(858,320)	9.6
Orient Corp.	(32,600)	(193,710)	2.2
Osaka Soda Co. Ltd.	(79,300)	(832,908)	9.3
Pillar Corp. /Japan	(3,200)	(89,594)	1.0
Piolax, Inc.	(35,300)	(559,450)	6.2
Raysum Co. Ltd.	(23,400)	(897,743)	10.0
Riken Keiki Co. Ltd.	(20,400)	(577,969)	6.4
Roland Corp.	(15,200)	(388,825)	4.3
Sanyo Denki Co. Ltd.	(200)	(11,612)	0.1
SOSiLA Logistics REIT, Inc.	(1,422)	(1,025,802)	11.4
Star Micronics Co. Ltd.	(24,100)	(308,701)	3.4
Takara Holdings, Inc.	(69,100)	(543,152)	6.0
Toho Bank Ltd.	(314,800)	(540,046)	6.0
Topre Corp.	(5,100)	(58,748)	0.7
TRE Holdings Corp.	(54,400)	(638,021)	7.1
Wacoal Holdings Corp.	(300)	(9,340)	0.1
Yamato Kogyo Co. Ltd.	(11,400)	(544,517)	6.1
Yodogawa Steel Works Ltd.	(1,900)	(67,147)	0.7
		(27,083,258)
Luxembourg
RTL Group SA	(47,814)	(1,521,572)	16.9
Netherlands
Aalberts NV	(21,828)	(787,670)	8.8
AMG Critical Materials NV	(85,098)	(1,451,743)	16.1
Flow Traders Ltd.	(91,103)	(2,085,007)	23.2
SIF Holding NV	(9)	(135)	0.0
TKH Group NV	(28,266)	(1,150,126)	12.8
		(5,474,681)
New Zealand
Mainfreight Ltd.	(31,699)	(1,357,516)	15.1
Norway
Hoegh Autoliners ASA	(14,215)	(149,602)	1.7
MPC Container Ships ASA	(302,017)	(595,258)	6.6
NEL ASA	(4,136,773)	(1,600,372)	17.8
		(2,345,232)
Philippines
TELUS International CDA, Inc.	(102,384)	(390,461)	4.3
Spain
Befesa SA	(70,807)	(1,649,038)	18.4
Solaria Energia y Medio Ambiente SA	(445,461)	(4,672,457)	52.0
Vidrala SA	(9,877)	(1,068,002)	11.9
Viscofan SA	(6,756)	(451,817)	5.0
		(7,841,314)
Sweden
AcadeMedia AB	(24)	(148)	0.0
Dometic Group AB	(65,774)	(357,180)	4.0
Hufvudstaden AB, Class A	(72,531)	(857,245)	9.5
Paradox Interactive AB	(8,280)	(156,204)	1.7
Stillfront Group AB	(192,402)	(133,835)	1.5
Surgical Science Sweden AB	(29,748)	(350,681)	3.9
Truecaller AB, Class B	(258,200)	(1,155,492)	12.9
Vitec Software Group AB, Class B	(9,552)	(417,419)	4.7
		(3,428,204)
Switzerland
Aryzta AG	(1,369,618)	(2,422,123)	27.0
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Autoneum Holding AG, Class N	(2)	$(268)	0.0%
Cembra Money Bank AG	(29,974)	(2,699,258)	30.0
Daetwyler Holding AG	(2,555)	(430,198)	4.8
Garrett Motion, Inc.	(80,961)	(601,540)	6.7
Interroll Holding AG, Class N, Registered Shares	(637)	(1,675,170)	18.6
Medacta Group SA	(4,335)	(576,293)	6.4
Mobimo Holding AG, Registered Shares	(4,931)	(1,527,465)	17.0
SFS Group AG	(22,199)	(3,176,427)	35.3
Siegfried Holding AG, Class N, Registered Shares	(473)	(617,853)	6.9
SKAN Group AG	(4,488)	(401,220)	4.5
Swissquote Group Holding SA, Registered Shares	(2,102)	(715,037)	8.0
		(14,842,852)
United Arab Emirates
Finablr PLC	(44,203)	(1)	0.0
United Kingdom
Allfunds Group Plc	(9,553)	(58,432)	0.7
Aston Martin Lagonda Global Holdings PLC	(585,060)	(863,055)	9.6
Auction Technology Group PLC	(118,010)	(685,517)	7.6
Capita PLC	(165,920)	(40,420)	0.5
Coats Group PLC	(944,565)	(1,159,155)	12.9
Crest Nicholson Holdings plc	(691,759)	(1,508,918)	16.8
Direct Line Insurance Group PLC	(26,971)	(57,031)	0.6
Dr Martens PLC	(2,270,674)	(1,601,573)	17.8
Elementis PLC	(304,042)	(522,991)	5.8
Great Portland Estates PLC	(226,984)	(917,566)	10.2
Hays PLC	(3,704,475)	(3,693,732)	41.1
Home Reit PLC	(350,343)	(103,135)	1.1
Ibstock PLC	(186,710)	(482,710)	5.4
Indivior PLC	(302,481)	(2,682,998)	29.9
Moonpig Group PLC	(535,404)	(1,725,943)	19.2
Oxford Nanopore Technologies PLC	(891,353)	(1,545,884)	17.2
Pagegroup PLC	(419,225)	(1,931,997)	21.5
Playtech Plc	(274,940)	(2,573,827)	28.7
Rathbones Group PLC	(5,199)	(111,552)	1.2
Safestore Holdings PLC	(489,965)	(5,109,961)	56.9
Senior PLC	(97,907)	(167,150)	1.9
Victrex PLC	(54,133)	(594,712)	6.6
WH Smith PLC	(67,893)	(1,155,590)	12.9
		(29,293,849)
United States
Adeia, Inc.	(78,980)	(981,721)	10.9
Amerant Bancorp, Inc., Class A	(20,727)	(441,900)	4.9
American Coastal Insurance Corp.	(10,133)	(123,116)	1.4
American Healthcare REIT, Inc.	(67,277)	(1,789,568)	19.9
Apollo Commercial Real Estate Finance, Inc.	(136,089)	(1,209,831)	13.5
Appian Corp., Class A	(5,255)	(187,866)	2.1
Applied Digital Corp.	(25,862)	(174,827)	1.9
Arhaus, Inc., Class A	(113,063)	(958,774)	10.7
Arlo Technologies, Inc.	(98,946)	(1,005,291)	11.2
Artesian Resources Corp., Class A	(8,608)	(288,454)	3.2
Atlas Energy Solutions, Inc.	(112,276)	(2,197,241)	24.5
AtriCure, Inc.	(3,695)	(122,600)	1.4
Avadel Pharmaceuticals PLC	(18,980)	(293,621)	3.3
Avis Budget Group, Inc.	(1,056)	(87,648)	1.0
AZZ, Inc.	(9,440)	(719,139)	8.0
Baldwin Insurance Group, Inc., Class A	(38,569)	(1,784,202)	19.9

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Bancorp, Inc.	(128,529)	$(6,459,868)	71.9%
BioLife Solutions, Inc.	(23,689)	(554,323)	6.2
Boston Omaha Corp., Class A	(27,651)	(408,129)	4.5
Camping World Holdings, Inc., Class A	(121,137)	(2,430,008)	27.0
Cass Information Systems, Inc.	(15,598)	(645,133)	7.2
Centrus Energy Corp., Class A	(47,294)	(4,909,590)	54.6
Centuri Holdings, Inc.	(5,081)	(95,370)	1.1
Chesapeake Utilities Corp.	(105,253)	(12,608,257)	140.3
Clearfield, Inc.	(19,461)	(699,234)	7.8
CNX Resources Corp.	(29,833)	(1,015,217)	11.3
Cogent Communications Holdings, Inc.	(1,596)	(128,111)	1.4
Columbia Financial, Inc.	(23,419)	(399,997)	4.5
Conduent, Inc.	(76,533)	(275,519)	3.1
Core Laboratories, Inc.	(236,195)	(4,464,085)	49.7
Cytek Biosciences, Inc.	(68,078)	(336,646)	3.7
Dine Brands Global, Inc.	(218,260)	(6,643,834)	74.0
Distribution Solutions Group, Inc.	(12,303)	(473,666)	5.3
Ecovyst, Inc.	(103,501)	(689,317)	7.7
Embecta Corp.	(102,038)	(1,436,695)	16.0
ESCO Technologies, Inc.	(12,454)	(1,563,475)	17.4
Excelerate Energy, Inc., Class A	(23,325)	(557,001)	6.2
EyePoint Pharmaceuticals, Inc.	(7,101)	(83,508)	0.9
F&G Annuities & Life, Inc.	(18,652)	(747,945)	8.3
First Advantage Corp.	(187,925)	(3,405,201)	37.9
First Bancorp/Southern Pines NC	(41,019)	(1,710,492)	19.0
First Commonwealth Financial Corp.	(75,383)	(1,239,297)	13.8
First Community Bankshares, Inc.	(9,827)	(407,427)	4.5
First Merchants Corp.	(8,823)	(326,892)	3.6
Fluence Energy, Inc., Class A	(49,226)	(1,070,665)	11.9
Forward Air Corp.	(5,902)	(208,518)	2.3
Global Medical REIT, Inc.	(52,501)	(477,234)	5.3
Gogo, Inc.	(18,530)	(121,372)	1.3
Goosehead Insurance, Inc., Class A	(66,259)	(7,215,605)	80.3
Great Southern Bancorp, Inc.	(5,201)	(294,845)	3.3
Grid Dynamics Holdings, Inc., Class A	(14,258)	(226,987)	2.5
H&E Equipment Services, Inc.	(186,836)	(9,762,181)	108.7
Hawkins, Inc.	(4,112)	(439,573)	4.9
Helios Technologies, Inc.	(110,235)	(5,085,141)	56.6
Herbalife Ltd.	(326,913)	(2,468,193)	27.5
Highwoods Properties, Inc.	(16,480)	(552,739)	6.2
Hope Bancorp, Inc.	(22,309)	(276,409)	3.1
Ingles Markets, Inc., Class A	(8,459)	(540,192)	6.0
Innovative Industrial Properties, Inc.	(27,950)	(3,610,860)	40.2
Integra LifeSciences Holdings Corp.	(89,075)	(1,671,047)	18.6
International Bancshares Corp.	(23,360)	(1,431,034)	15.9
Invesco Mortgage Capital, Inc.	(7,080)	(57,136)	0.6
Kemper Corp.	(19,249)	(1,198,635)	13.3
Krispy Kreme, Inc.	(154,919)	(1,761,429)	19.6
Laureate Education, Inc., Class A	(210,905)	(3,623,348)	40.3
Limbach Holdings, Inc.	(11,744)	(892,192)	9.9
Live Oak Bancshares, Inc.	(37,271)	(1,480,031)	16.5
Loar Holdings, Inc.	(7,704)	(663,931)	7.4
LTC Properties, Inc.	(78,680)	(3,005,576)	33.5
MaxCyte, Inc.	(3,944)	(14,120)	0.2
Mercury Systems, Inc.	(109,433)	(3,540,158)	39.4
Mesa Laboratories, Inc.	(3,499)	(399,026)	4.4
Metallus, Inc.	(48,463)	(682,844)	7.6
MGE Energy, Inc.	(132,309)	(11,972,641)	133.3
Middlesex Water Co.	(14,391)	(880,585)	9.8
Security	Shares	Value	% of Basket Value
United States (continued)
Mission Produce, Inc.	(34,943)	$(412,327)	4.6%
Montauk Renewables, Inc.	(16,413)	(90,764)	1.0
MP Materials Corp., Class A	(19,504)	(350,877)	3.9
MSC Industrial Direct Co., Inc., Class A	(208,323)	(16,472,100)	183.4
Navient Corp.	(295,288)	(4,201,948)	46.8
NB Bancorp, Inc.	(251,110)	(4,743,468)	52.8
NBT Bancorp, Inc.	(24,233)	(1,077,884)	12.0
NextDecade Corp.	(32,185)	(187,960)	2.1
NextNav, Inc.	(42,374)	(492,386)	5.5
nLight, Inc.	(44,514)	(555,535)	6.2
Northern Oil & Gas, Inc.	(368,620)	(13,362,475)	148.7
Open Lending Corp.	(192,562)	(1,078,347)	12.0
Ormat Technologies, Inc.	(54,066)	(4,272,295)	47.6
Papa John’s International, Inc.	(177,600)	(9,304,464)	103.6
Pediatrix Medical Group, Inc.	(148,455)	(1,828,966)	20.4
Phathom Pharmaceuticals, Inc.	(11,634)	(199,523)	2.2
Phillips Edison & Co., Inc.	(221,340)	(8,368,865)	93.2
Pitney Bowes, Inc.	(196,796)	(1,418,899)	15.8
PolyPeptide Group AG	(14,734)	(491,559)	5.5
PotlatchDeltic Corp.	(72,289)	(3,005,054)	33.4
Premier, Inc., Class A	(312,715)	(6,301,207)	70.1
Proto Labs, Inc.	(46,599)	(1,276,813)	14.2
RCI Hospitality Holdings, Inc.	(20,172)	(875,868)	9.7
Ready Capital Corp.	(148,181)	(1,015,040)	11.3
Retail Opportunity Investments Corp.	(172,942)	(2,680,601)	29.8
RMR Group, Inc., Class A	(14,748)	(354,984)	3.9
Rogers Corp.	(10,725)	(1,075,503)	12.0
S&T Bancorp, Inc.	(21,446)	(814,519)	9.1
Sable Offshore Corp., Class A	(3,092)	(69,137)	0.8
Safety Insurance Group, Inc.	(12,389)	(969,625)	10.8
Schneider National, Inc., Class B	(469,880)	(13,288,206)	147.9
Shoals Technologies Group, Inc., Class A	(282,076)	(1,526,031)	17.0
Silgan Holdings, Inc.	(113,266)	(5,860,383)	65.2
SiTime Corp.	(42,591)	(7,198,305)	80.1
Sphere Entertainment Co., Class A	(4,592)	(191,992)	2.1
Stellar Bancorp, Inc.	(25,598)	(696,778)	7.8
StepStone Group, Inc., Class A	(49,403)	(2,970,602)	33.1
Sunstone Hotel Investors, Inc.	(35,276)	(355,935)	4.0
TI Fluid Systems PLC	(354,958)	(779,007)	8.7
Towne Bank	(22,374)	(727,602)	8.1
TreeHouse Foods, Inc.	(62,390)	(2,269,748)	25.3
Triumph Financial, Inc.	(6,803)	(601,181)	6.7
Triumph Group, Inc.	(216,328)	(2,993,980)	33.3
Trustmark Corp.	(34,564)	(1,200,062)	13.4
UFP Technologies, Inc.	(2,019)	(539,073)	6.0
UniFirst Corp.	(635)	(114,179)	1.3
United Community Banks, Inc.	(61,587)	(1,752,766)	19.5
Uranium Energy Corp.	(516,853)	(3,835,049)	42.7
Veris Residential, Inc.	(89,629)	(1,476,190)	16.4
Vishay Intertechnology, Inc.	(130,940)	(2,220,742)	24.7
Vita Coco Co., Inc.	(5,471)	(161,996)	1.8
Vivid Seats, Inc., Class A	(252,991)	(1,029,673)	11.5
VSE Corp.	(55,857)	(5,732,045)	63.8
WaFd, Inc.	(38,050)	(1,292,939)	14.4
Warrior Met Coal, Inc.	(105,371)	(6,652,071)	74.0
White Mountains Insurance Group Ltd.	(2,827)	(5,080,515)	56.6
Wolfspeed, Inc.	(7,700)	(102,487)	1.1
Worthington Enterprises, Inc.	(175,330)	(6,715,139)	74.7
Xometry, Inc., Class A	(47,898)	(942,633)	10.5
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
XPEL, Inc.	(26,611)	$(1,026,386)	11.4%
Ypsomed Holding AG	(8,098)	(284,807)	3.2
(299,671,778)
Total Reference Entity — Short		(482,511,142)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(8,983,608)
The following table represents the individual positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates 08/18/26 — 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	177,059	$1,215,689	(80.7)%
Pro Medicus Ltd.	13,517	1,712,270	(113.7)
Qantas Airways Ltd.	125,082	662,244	(44.0)
Scentre Group	62,964	144,356	(9.6)
Worley Ltd.	228,857	2,101,523	(139.5)
		5,836,082
Belgium
Groupe Bruxelles Lambert NV	19,377	1,400,079	(93.0)
Brazil
Wheaton Precious Metals Corp.	2,736	180,684	(12.0)
Canada
Algonquin Power & Utilities Corp.	332,622	1,607,747	(106.8)
Barrick Gold Corp.	34,085	658,762	(43.7)
Canadian Utilities Ltd., Class A	15,767	403,701	(26.8)
CCL Industries, Inc., Class B	12,377	721,988	(47.9)
Constellation Software Inc/Canada	722	2,177,403	(144.6)
Empire Co., Ltd., Class A	26,826	773,944	(51.4)
FirstService Corp.	19,285	3,570,706	(237.1)
George Weston Ltd.	61,425	9,743,032	(646.9)
Gildan Activewear, Inc., Class A	60,112	2,941,812	(195.3)
Hudbay Minerals, Inc.	180,698	1,620,942	(107.6)
Keyera Corp.	226,878	6,967,575	(462.6)
Magna International, Inc.	8,161	322,196	(21.4)
Stantec, Inc.	16,660	1,351,370	(89.7)
Suncor Energy, Inc.	54,434	2,054,836	(136.4)
TELUS Corp.	236,396	3,736,902	(248.1)
TFI International, Inc.	3,800	508,532	(33.8)
Thomson Reuters Corp.	14,548	2,381,323	(158.1)
		41,542,771
Chile
Lundin Mining Corp.	16,652	161,933	(10.8)
Denmark
AP Moller - Maersk A/S, Class A	23	35,074	(2.3)
AP Moller - Maersk A/S, Class B	1,210	1,913,933	(127.1)
Genmab A/S	1,554	348,030	(23.1)
		2,297,037
France
Alstom SA	18,140	399,016	(26.5)
Security	Shares	Value	% of Basket Value
France (continued)
Bouygues SA	86,768	$2,788,855	(185.2)%
Credit Agricole SA	49,790	763,185	(50.7)
Danone SA	16,400	1,171,592	(77.8)
Eiffage SA	31,203	2,904,176	(192.8)
Engie SA	124,854	2,092,742	(138.9)
Gaztransport Et Technigaz SA	12,245	1,781,636	(118.3)
Ipsen SA	33,796	4,119,982	(273.5)
Nexans SA	6,159	857,349	(56.9)
Publicis Groupe SA	17,852	1,897,370	(126.0)
Sodexo SA	33,255	2,886,615	(191.7)
Valeo SE	216,495	2,104,795	(139.7)
Veolia Environnement SA	61,570	1,954,828	(129.8)
		25,722,141
Germany
Deutsche Telekom AG, Registered Shares	141,909	4,290,408	(284.9)
Evonik Industries AG	124,225	2,737,817	(181.8)
HUGO BOSS AG	7,752	356,887	(23.7)
LANXESS AG	2,565	74,488	(4.9)
Vonovia SE	4,653	152,552	(10.1)
		7,612,152
Israel
Nice Ltd.	32,790	5,697,567	(378.3)
Italy
A2A SpA	885,022	2,023,021	(134.3)
Banca Monte dei Paschi di Siena SpA	852,328	4,677,587	(310.6)
Infrastrutture Wireless Italiane SpA	4,306	48,549	(3.2)
Mediobanca Banca di Credito Finanziario SpA	37,185	613,451	(40.7)
Recordati Industria Chimica e Farmaceutica SpA	1,703	96,625	(6.4)
		7,459,233
Japan
Amada Co. Ltd.	284,000	2,798,791	(185.8)
ANA Holdings, Inc.	14,300	281,663	(18.7)
Asahi Kasei Corp.	274,700	1,895,068	(125.8)
Astellas Pharma, Inc.	353,100	4,134,211	(274.5)
Dai-ichi Life Holdings, Inc.	1,300	32,409	(2.2)
Daiwa House Industry Co. Ltd.	44,500	1,327,375	(88.1)
Daiwa Securities Group, Inc.	276,100	1,806,324	(119.9)
DMG Mori Co. Ltd.	33,400	636,873	(42.3)
Eisai Co. Ltd.	9,400	318,473	(21.1)
Hitachi Construction Machinery Co. Ltd.	7,700	167,064	(11.1)
Horiba Ltd.	52,500	3,227,385	(214.3)
Hulic Co. Ltd.	73,700	682,489	(45.3)
J Front Retailing Co. Ltd.	235,900	2,505,180	(166.3)
Kyowa Kirin Co. Ltd.	36,800	606,529	(40.3)
Lixil Corp.	106,100	1,245,440	(82.7)
LY Corp.	1,300	3,546	(0.2)
Mitsubishi Chemical Group Corp.	1,114,400	6,013,401	(399.3)
Mitsubishi Electric Corp.	253,700	4,463,225	(296.3)
Murata Manufacturing Co. Ltd.	22,600	394,847	(26.2)
Nikon Corp.	3,500	43,359	(2.9)
Nippon Express Holdings, Inc	10,800	532,461	(35.4)
Nippon Steel Corp.	39,900	798,374	(53.0)
Nomura Holdings, Inc.	323,400	1,658,364	(110.1)
Obayashi Corp.	89,200	1,093,523	(72.6)
Ono Pharmaceutical Co. Ltd.	304,900	3,808,257	(252.8)
Otsuka Corp.	51,200	1,149,105	(76.3)
Panasonic Holdings Corp.	18,800	154,725	(10.3)
Rakuten Group, Inc.	758,500	4,527,147	(300.6)
Shimizu Corp.	205,300	1,360,096	(90.3)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Japan (continued)
Sojitz Corp.	43,900	$897,172	(59.6)%
Subaru Corp.	63,300	1,130,489	(75.1)
Sumitomo Chemical Co. Ltd.	769,400	2,054,097	(136.4)
Sumitomo Corp.	78,000	1,645,520	(109.3)
Sumitomo Mitsui Financial Group, Inc.	120,000	2,545,743	(169.0)
Sumitomo Mitsui Trust Group, Inc.	199,800	4,381,678	(290.9)
Suzuki Motor Corp.	390,600	3,876,052	(257.3)
Tokyo Ohka Kogyo Co. Ltd.	5,000	115,074	(7.6)
Tokyo Tatemono Co. Ltd.	118,700	1,938,346	(128.7)
Tosoh Corp.	103,300	1,283,564	(85.2)
		67,533,439
Jordan
Hikma Pharmaceuticals PLC	35,411	848,086	(56.3)
Macau
Galaxy Entertainment Group Ltd.	100,000	445,058	(29.5)
New Zealand
Xero Ltd.	73,376	7,128,884	(473.3)
Norway
Equinor ASA	102,621	2,438,500	(161.9)
Kongsberg Gruppen ASA	24,438	2,551,112	(169.4)
		4,989,612
Poland
Inpost SA	2,325	45,356	(3.0)
Spain
Bankinter SA	179,645	1,465,617	(97.3)
Switzerland
ABB Ltd., Registered Shares	25,424	1,412,839	(93.8)
Chocoladefabriken Lindt & Spruengli AG	65	766,754	(50.9)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	3	349,408	(23.2)
Clariant AG, Registered Shares	5,707	79,313	(5.2)
Kuehne & Nagel International AG, Registered Shares	2,623	654,803	(43.5)
		3,263,117
United Kingdom
B&M European Value Retail SA	963,284	4,819,303	(320.0)
Hammerson PLC	2	7	(0.0)
Informa PLC	406,079	4,242,251	(281.6)
Johnson Matthey PLC	147,999	2,847,907	(189.1)
Marks & Spencer Group PLC	727,925	3,531,816	(234.5)
MONY Group PLC	2	5	(0.0)
NatWest Group PLC	1,272,702	6,030,382	(400.4)
Smiths Group PLC	138,896	2,740,812	(182.0)
Taylor Wimpey PLC	1,632,020	3,085,630	(204.8)
Tesco PLC	106,038	468,229	(31.1)
		27,766,342
United States
Primo Water Corp.	61,806	1,622,887	(107.7)
Roche Holding AG	1,456	494,840	(32.9)
		2,117,727
Total Reference Entity — Long		213,512,917
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Australia
Pilbara Minerals Ltd.	(1,813,846)	$(3,359,581)	223.0%
Reece Ltd.	(12,000)	(178,807)	11.9
Woodside Energy Group Ltd.	(1)	(16)	0.0
		(3,538,404)
Belgium
Elia Group SA/NV	(12,019)	(1,143,677)	75.9
Canada
Air Canada	(61,124)	(828,391)	55.0
Alimentation Couche-Tard, Inc.	(16,418)	(856,186)	56.8
CAE, Inc.	(3,925)	(69,065)	4.6
Cameco Corp.	(194,366)	(10,156,979)	674.4
Canadian Imperial Bank of Commerce	(93,441)	(5,845,977)	388.1
Canadian Pacific Kansas City Ltd.	(155,446)	(11,991,564)	796.2
Canadian Western Bank	(144,721)	(5,950,571)	395.1
Capstone Copper Corp.	(117,353)	(811,656)	53.9
Element Fleet Management Corp.	(244,407)	(5,001,009)	332.0
Fortis Inc/Canada	(131,046)	(5,668,762)	376.4
iA Financial Corp., Inc.	(828)	(67,460)	4.5
Ivanhoe Mines Ltd., Class A	(129,903)	(1,717,610)	114.0
National Bank of Canada	(9,766)	(931,465)	61.8
Nexgen Energy Ltd.	(1,229,797)	(9,044,508)	600.5
Onex Corp.	(36,692)	(2,641,054)	175.4
Parkland Corp.	(1,645)	(38,279)	2.5
Peyto Exploration & Development Corp.	(1,232,344)	(13,435,546)	892.0
Quebecor, Inc., Class B	(88,683)	(2,208,238)	146.6
Rogers Communications, Inc., Class B	(214,000)	(7,772,457)	516.0
Shopify, Inc., Class A	(8,232)	(643,968)	42.8
West Fraser Timber Co. Ltd.	(16,818)	(1,518,917)	100.9
		(87,199,662)
Denmark
Danske Bank A/S	(248,253)	(7,340,603)	487.4
Zealand Pharma A/S	(6,801)	(785,124)	52.1
		(8,125,727)
Finland
Kesko OYJ, Class B	(12,457)	(267,554)	17.8
Metso Oyj	(30,260)	(287,989)	19.1
Neste OYJ	(53,852)	(864,648)	57.4
		(1,420,191)
France
Airbus SE	(12,766)	(1,947,341)	129.3
Cie de Saint-Gobain SA	(51,388)	(4,660,116)	309.4
EssilorLuxottica SA	(14,443)	(3,387,719)	224.9
Eurazeo SE	(371)	(28,297)	1.9
Renault SA	(35,407)	(1,620,027)	107.6
Sartorius Stedim Biotech	(13,389)	(2,685,871)	178.3
Worldline SA/France	(83,124)	(589,222)	39.1
		(14,918,593)
Germany
Daimler Truck Holding AG	(14,348)	(593,299)	39.4
Gerresheimer AG	(60,391)	(5,086,116)	337.7
		(5,679,415)
Hong Kong
MTR Corp. Ltd.	(118,000)	(429,330)	28.5
Power Assets Holdings Ltd.	(85,500)	(569,538)	37.8
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	(4,000)	$(57,862)	3.9%
Wharf Real Estate Investment Co. Ltd.	(22,000)	(66,145)	4.4
		(1,122,875)
Israel
Azrieli Group Ltd.	(24,400)	(1,862,715)	123.7
Italy
Iveco Group NV	(129,869)	(1,349,572)	89.6
Nexi SpA	(96,776)	(611,701)	40.6
Ryanair Holdings PLC	(639,377)	(12,273,329)	814.9
Terna - Rete Elettrica Nazionale	(10,561)	(91,476)	6.1
		(14,326,078)
Japan
Fujikura Ltd.	(1,500)	(55,130)	3.7
Japan Real Estate Investment Corp.	(80)	(290,996)	19.3
Keisei Electric Railway Co. Ltd.	(3,600)	(93,664)	6.2
Kikkoman Corp.	(28,300)	(332,037)	22.1
Kokusai Electric Corp.	(60,000)	(1,094,024)	72.6
Kyushu Railway Co.	(23,600)	(620,928)	41.2
MatsukiyoCocokara & Co.	(6,400)	(87,134)	5.8
Nippon Building Fund, Inc.	(425)	(365,029)	24.2
Nippon Sanso Holdings Corp.	(16,600)	(576,219)	38.3
Osaka Gas Co. Ltd.	(900)	(19,286)	1.3
Rohto Pharmaceutical Co. Ltd.	(900)	(20,239)	1.3
Rorze Corp.	(11,000)	(160,320)	10.7
Secom Co. Ltd.	(7,000)	(248,940)	16.5
SG Holdings Co. Ltd.	(70,500)	(706,998)	46.9
SUMCO Corp.	(32,900)	(314,571)	20.9
Tokyo Gas Co. Ltd.	(7,800)	(192,448)	12.8
Trial Holdings, Inc.	(25,200)	(470,018)	31.2
		(5,647,981)
Netherlands
IMCD NV	(24,272)	(3,859,031)	256.2
JDE Peet’s NV	(35,640)	(804,625)	53.4
		(4,663,656)
Singapore
CapitaLand Ascendas REIT	(386,700)	(783,650)	52.1
CapitaLand Investment Ltd./Singapore	(2,678,000)	(5,657,510)	375.6
Mapletree Logistics Trust	(3,300)	(3,292)	0.2
Oversea-Chinese Banking Corp. Ltd.	(140,500)	(1,611,971)	107.0
		(8,056,423)
Spain
Amadeus IT Group SA	(55,586)	(4,029,610)	267.5
CaixaBank SA	(162,170)	(988,225)	65.6
Industria de Diseno Textil SA	(49,314)	(2,811,620)	186.7
Repsol SA	(109,192)	(1,366,906)	90.8
		(9,196,361)
Switzerland
Bachem Holding AG	(692)	(54,765)	3.6
Banque Cantonale Vaudoise, Registered Shares	(11,028)	(1,098,908)	73.0
EMS-Chemie Holding AG, Registered Shares	(2,099)	(1,614,256)	107.2
Galderma Group AG	(20,389)	(1,907,979)	126.7
SIG Group AG	(6,483)	(139,904)	9.3
Swatch Group AG	(2,734)	(561,025)	37.2
Swatch Group AG, Registered Shares	(1,719)	(69,649)	4.6
Security	Shares	Value	% of Basket Value
Switzerland (continued)
Swiss Life Holding AG, Registered Shares	(6,160)	$(5,016,085)	333.0%
Swisscom AG, Registered Shares	(2,009)	(1,224,046)	81.3
		(11,686,617)
United Kingdom
Croda International PLC	(21,663)	(1,039,473)	69.0
Entain PLC	(194,936)	(1,874,797)	124.5
IAMGOLD Corp.	(394,019)	(2,187,501)	145.2
InterContinental Hotels Group PLC	(56,065)	(6,183,832)	410.5
JD Sports Fashion PLC	(681,987)	(1,093,557)	72.6
Persimmon PLC	(6,348)	(120,303)	8.0
Rentokil Initial PLC	(863,265)	(4,329,941)	287.5
Tritax Big Box REIT PLC	(3,170,464)	(5,768,390)	383.0
UNITE Group PLC/The	(165,935)	(1,877,066)	124.6
WPP PLC	(99,126)	(1,041,906)	69.2
		(25,516,766)
United States
BRP, Inc.	(10,959)	(540,335)	35.9
Haleon PLC	(1,466,664)	(7,048,887)	468.0
		(7,589,222)
Preferred Stocks
Germany
Sartorius AG	(12,834)	(3,324,723)	220.7
Total Reference Entity — Short		(215,019,086)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,506,169)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 05/11/26 — 05/15/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Bendigo & Adelaide Bank Ltd.	16,685	$134,428	(2.5)%
Challenger Ltd.	321,103	1,271,743	(23.2)
Cleanaway Waste Management Ltd.	2,021,307	3,618,930	(65.9)
Credit Corp. Group Ltd.	88,936	1,004,863	(18.3)
Dicker Data Ltd.	100,437	567,025	(10.3)
Downer EDI Ltd.	186,820	684,517	(12.5)
Flight Centre Travel Group Ltd.	105,776	1,106,316	(20.2)
Lendlease Corp Ltd.	265,499	1,176,348	(21.4)
NRW Holdings Ltd.	198,207	499,497	(9.1)
Pinnacle Investment Management Group Ltd.	116,321	1,527,793	(27.8)
Technology One Ltd.	205,736	3,279,019	(59.8)
Temple & Webster Group Ltd.	65,346	493,699	(9.0)
Ventia Services Group Pty Ltd.	178,538	536,204	(9.8)
		15,900,382
Austria
ANDRITZ AG	3,190	192,590	(3.5)
Kontron AG	7,804	131,416	(2.4)
Raiffeisen Bank International AG	16,643	298,137	(5.4)
		622,143

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada
Bird Construction, Inc.	97,184	$2,115,594	(38.5)%
Cargojet, Inc.	10,945	1,069,778	(19.5)
Centerra Gold, Inc.	251,552	1,777,765	(32.4)
CI Financial Corp.	94,926	1,561,249	(28.4)
Doman Building Materials Group Ltd.	28,525	168,608	(3.1)
Extendicare, Inc.	166,365	1,099,262	(20.0)
Innergex Renewable Energy, Inc.	198,597	1,300,826	(23.7)
Lundin Gold, Inc.	34,933	844,755	(15.4)
North American Construction Group Ltd.	41,608	811,331	(14.8)
Obsidian Energy Ltd.	138,590	786,340	(14.3)
Paramount Resources Ltd., Class A	82,373	1,589,068	(29.0)
Secure Energy Services, Inc.	984,119	10,962,535	(199.8)
Topaz Energy Corp.	80,925	1,552,416	(28.3)
Trican Well Service Ltd.	136,684	453,536	(8.3)
Vermilion Energy, Inc.	1,109,603	10,344,128	(188.5)
		36,437,191
Egypt
Centamin PLC	640,595	1,311,713	(23.9)
France
Etablissements Maurel et Prom SA	97,415	511,302	(9.3)
ICADE	23,688	619,583	(11.3)
Imerys SA	9,912	321,769	(5.9)
Ubisoft Entertainment SA	382,146	5,758,771	(104.9)
		7,211,425
Germany
CECONOMY AG	280,310	902,206	(16.5)
Deutsche Pfandbriefbank AG	52,146	296,142	(5.4)
Deutsche Wohnen SE	13,747	351,202	(6.4)
Duerr AG	17,299	400,888	(7.3)
Grand City Properties SA	25,977	344,307	(6.3)
Renk Group AG	27,602	554,656	(10.1)
SAF-Holland SE	10,343	159,996	(2.9)
TAG Immobilien AG	16,585	275,706	(5.0)
TBC Bank Group PLC	11,510	408,143	(7.4)
		3,693,246
Israel
Ituran Location and Control Ltd.	39,469	1,055,006	(19.2)
Italy
Banca IFIS SpA	22,300	534,449	(9.7)
Credito Emiliano SpA	10,398	112,284	(2.1)
De’ Longhi SpA	22,508	703,485	(12.8)
Hera SpA	79,286	303,313	(5.5)
Maire SpA	26,749	201,892	(3.7)
PRADA SpA	107,600	826,100	(15.1)
Sesa SpA	587	50,978	(0.9)
Webuild SpA	450,989	1,278,897	(23.3)
		4,011,398
Japan
Aisan Industry Co. Ltd.	24,800	219,415	(4.0)
Alps Alpine Co. Ltd.	817,900	8,037,296	(146.5)
Citizen Watch Co. Ltd.	944,500	5,615,174	(102.3)
Coca-Cola Bottlers Japan Holdings, Inc.	131,300	1,681,796	(30.6)
Digital Garage, Inc.	161,900	3,340,822	(60.9)
DTS Corp.	4,200	108,787	(2.0)
Fukuoka REIT Corp.	1,761	1,642,827	(29.9)
GMO internet group, Inc.	79,000	1,365,285	(24.9)
Hyakugo Bank Ltd.	265,800	956,628	(17.4)
Security	Shares	Value	% of Basket Value
Japan (continued)
Itochu Enex Co. Ltd.	9,300	$97,344	(1.8)%
JINS Holdings, Inc.	26,300	1,071,956	(19.5)
Kaneka Corp.	105,600	2,588,384	(47.2)
Kanematsu Corp.	271,500	4,133,078	(75.3)
Keiyo Bank Ltd.	280,200	1,255,756	(22.9)
Kokuyo Co. Ltd.	75,100	1,208,235	(22.0)
Kyoritsu Maintenance Co. Ltd.	108,900	1,748,368	(31.9)
Maruha Nichiro Corp.	110,300	2,163,548	(39.4)
Mitsui Mining & Smelting Co. Ltd.	125,200	3,977,815	(72.5)
Nippon Shinyaku Co. Ltd.	282,800	7,587,228	(138.3)
Nippon Shokubai Co. Ltd.	151,200	1,700,982	(31.0)
Nittetsu Mining Co. Ltd.	6,100	173,634	(3.2)
Noritz Corp.	42,600	493,615	(9.0)
NTN Corp.	348,600	574,350	(10.5)
San-In Godo Bank Ltd.	32,000	256,838	(4.7)
Sanki Engineering Co. Ltd.	10,300	161,455	(2.9)
Seiko Group Corp.	9,700	244,498	(4.4)
SHO-BOND Holdings Co. Ltd.	54,100	1,903,158	(34.7)
Sundrug Co. Ltd.	29,300	724,702	(13.2)
Taikisha Ltd.	13,400	426,258	(7.8)
Toho Holdings Co. Ltd.	244,300	7,271,773	(132.5)
Tokyotokeiba Co. Ltd.	54,500	1,484,946	(27.1)
Tsubakimoto Chain Co.	3,300	41,550	(0.7)
YAMABIKO Corp.	17,500	284,304	(5.2)
Yamaguchi Financial Group, Inc.	28,900	282,983	(5.1)
Yamazen Corp.	29,400	255,379	(4.6)
Yaoko Co. Ltd.	2,700	164,127	(3.0)
Yokogawa Bridge Holdings Corp.	16,500	301,100	(5.5)
		65,545,394
Netherlands
Koninklijke BAM Groep NV	154,100	711,235	(13.0)
Norway
Aker Solutions ASA	123,577	585,549	(10.7)
Elkem ASA	141,522	230,805	(4.2)
Odfjell Drilling Ltd.	33,060	152,296	(2.8)
Wallenius Wilhelmsen ASA	86,094	855,977	(15.6)
		1,824,627
Portugal
Mota-Engil SGPS SA	358,140	998,553	(18.2)
Singapore
BW LPG Ltd	4,445	57,328	(1.1)
Keppel REIT	1,870,400	1,269,290	(23.1)
		1,326,618
Sweden
Attendo AB	56	249	(0.0)
Switzerland
International Workplace Group PLC	247,880	512,308	(9.3)
United Kingdom
4imprint Group PLC	12,270	808,233	(14.7)
Ashmore Group PLC	637,822	1,744,441	(31.8)
Currys PLC	2,061,046	2,192,534	(40.0)
Firstgroup PLC	178,636	307,046	(5.6)
Global Ship Lease, Inc., Class A	103,198	2,461,272	(44.9)
J D Wetherspoon PLC	72,916	577,293	(10.5)
John Wood Group PLC	1,294,935	2,112,240	(38.5)
Jupiter Fund Management PLC	205,542	213,354	(3.9)
Man Group PLC/Jersey	341	873	(0.0)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Mitchells & Butlers PLC	95,894	$310,067	(5.7)%
Morgan Sindall Group PLC	6,745	325,871	(5.9)
Savills PLC	71,082	984,393	(17.9)
Synthomer PLC	14,585	33,721	(0.6)
TP ICAP Group PLC	262,240	759,137	(13.8)
		12,830,475
United States
1-800-Flowers.com, Inc., Class A	23,190	192,941	(3.5)
1st Source Corp.	39,592	2,345,034	(42.7)
ABM Industries, Inc.	78,660	4,173,700	(76.1)
Accel Entertainment, Inc., Class A	17,206	189,954	(3.5)
ACI Worldwide, Inc.	264,565	13,016,598	(237.2)
Advance Auto Parts, Inc.	59,763	2,132,941	(38.9)
Allient, Inc.	10,845	187,510	(3.4)
Alphatec Holdings Inc	203,258	1,595,575	(29.1)
Amneal Pharmaceuticals, Inc., Class A	315,914	2,675,792	(48.8)
Anywhere Real Estate, Inc.	98,364	379,685	(6.9)
Apogee Enterprises, Inc.	2,546	190,543	(3.5)
Asana, Inc., Class A	7,734	92,344	(1.7)
Atkore, Inc.	145,712	12,496,261	(227.7)
Atmus Filtration Technologies, Inc.	72,345	2,817,114	(51.3)
Berry Corp.	247,234	1,241,115	(22.6)
Boot Barn Holdings, Inc.	992	123,554	(2.2)
C3.ai, Inc., Class A	34,356	846,188	(15.4)
Cadre Holdings, Inc.	79,899	2,778,088	(50.6)
Camden National Corp.	16,170	678,332	(12.4)
Castle Biosciences, Inc.	11,194	388,096	(7.1)
Central Garden & Pet Co., Class A	119,159	3,472,293	(63.3)
Chefs’ Warehouse, Inc.	140,259	5,599,139	(102.0)
Chimera Investment Corp.	251,602	3,799,190	(69.2)
CNO Financial Group, Inc.	9,192	316,205	(5.8)
Cohen & Steers, Inc.	1,427	140,945	(2.6)
Compass, Inc., Class A	95,114	603,974	(11.0)
ConnectOne Bancorp, Inc.	10,887	263,901	(4.8)
Coursera, Inc.	198,979	1,382,904	(25.2)
CSG Systems International, Inc.	15,915	741,798	(13.5)
Curbline Properties Corp.	133,010	3,010,016	(54.8)
Deluxe Corp.	25,440	477,254	(8.7)
Dime Community Bancshares, Inc.	18,713	562,700	(10.3)
DXC Technology Co.	72,449	1,438,837	(26.2)
Eagle Bancorp, Inc.	9,804	256,963	(4.7)
Edgewell Personal Care Co.	95,618	3,341,849	(60.9)
El Pollo Loco Holdings, Inc.	58,532	715,261	(13.0)
Enterprise Financial Services Corp.	1,196	63,053	(1.1)
EverQuote, Inc., Class A	83,252	1,496,871	(27.3)
EZCORP, Inc., Class A	6,575	75,547	(1.4)
Federated Hermes, Inc., Class B	8,737	350,616	(6.4)
First Busey Corp.	3,201	77,816	(1.4)
First Financial Corp/indiana	8,434	362,325	(6.6)
Freshworks, Inc., Class A	10,326	120,814	(2.2)
Fulgent Genetics, Inc.	7,431	159,395	(2.9)
Gorman-Rupp Co.	4,947	182,792	(3.3)
GQG Partners, Inc., CDI	823,156	1,494,163	(27.2)
Hackett Group, Inc.	16,464	400,404	(7.3)
Health Catalyst, Inc.	67,185	522,027	(9.5)
Healthcare Services Group, Inc.	10,607	116,359	(2.1)
HealthStream, Inc.	23,031	673,311	(12.3)
Heidrick & Struggles International, Inc.	27,222	1,063,291	(19.4)
Helen of Troy Ltd.	3,986	253,709	(4.6)
Home BancShares, Inc.	90,044	2,457,301	(44.8)
Security	Shares	Value	% of Basket Value
United States (continued)
Kforce, Inc.	79,666	$4,603,898	(83.9)%
Kohl’s Corp.	208,293	3,849,255	(70.1)
Life Time Group Holdings, Inc.	155,224	3,458,391	(63.0)
M/I Homes, Inc.	19,099	2,895,217	(52.8)
Magnite, Inc.	164,432	2,052,111	(37.4)
Marqeta, Inc., Class A	162,600	920,316	(16.8)
Methode Electronics, Inc.	72,099	628,703	(11.5)
Midland States Bancorp, Inc.	5,105	126,655	(2.3)
OSI Systems, Inc.	4,851	641,351	(11.7)
Otter Tail Corp.	38,554	3,027,260	(55.2)
Park Hotels & Resorts, Inc.	1,607,018	22,321,480	(406.8)
Paymentus Holdings, Inc., Class A	28,123	692,107	(12.6)
Pennant Group, Inc.	8,500	271,745	(4.9)
Plexus Corp.	41,329	5,955,509	(108.5)
PRA Group, Inc.	23,060	464,890	(8.5)
Premier Financial Corp.	3,439	84,806	(1.5)
REX American Resources Corp.	11,571	517,571	(9.4)
Saul Centers, Inc.	38,442	1,504,620	(27.4)
Shutterstock, Inc.	7,285	233,776	(4.3)
SI-BONE, Inc.	12,254	169,105	(3.1)
SITE Centers Corp.	38,994	621,954	(11.3)
Southside Bancshares, Inc.	6,029	195,340	(3.6)
SpartanNash Co.	6,547	137,749	(2.5)
Sunrun, Inc.	32,514	469,827	(8.6)
Tennant Co.	400	35,024	(0.6)
Travel + Leisure Co.	3,737	178,666	(3.3)
TTM Technologies, Inc.	29,722	666,962	(12.2)
Tutor Perini Corp.	67,121	1,739,776	(31.7)
United Bankshares, Inc.	2,588	97,516	(1.8)
United Parks & Resorts, Inc.	71,864	3,782,202	(68.9)
Univest Financial Corp.	3,807	105,949	(1.9)
Vital Farms, Inc.	15,176	526,304	(9.6)
Vitesse Energy, Inc.	35,222	875,971	(16.0)
Warby Parker, Inc., Class A	362,283	6,133,451	(111.8)
WK Kellogg Co	170,424	2,834,151	(51.6)
World Acceptance Corp.	27,486	3,136,153	(57.1)
Yext, Inc.	18,042	130,624	(2.4)
		160,620,773
Rights
Italy
Sesa SpA, (Expires 12/12/24, Strike Price EUR, 110.20)	587	—	0.0
Total Reference Entity — Long		314,612,736
Reference Entity — Short
Common Stocks
Australia
Amotiv Ltd.	(5,339)	(37,160)	0.7
Champion Iron Ltd.	(14,989)	(57,529)	1.0
Coronado Global Resources, Inc., CDI	(203,499)	(135,560)	2.5
Sigma Healthcare Ltd.	(401,215)	(515,103)	9.4
Silex Systems Ltd.	(96,114)	(326,141)	5.9
Strike Energy Ltd.	(1,211,592)	(169,393)	3.1
		(1,240,886)
Belgium
Azelis Group NV	(60,957)	(1,221,205)	22.2

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Belgium (continued)
Colruyt Group N.V	(18,315)	$(854,660)	15.6%
Shurgard Self Storage Ltd.	(13,848)	(593,029)	10.8
		(2,668,894)
Canada
Canadian Solar, Inc.	(9,562)	(136,163)	2.5
Encore Energy Corp.	(39,660)	(156,663)	2.9
EQB, Inc.	(15,404)	(1,181,783)	21.5
Filo Corp.	(3,894)	(89,719)	1.6
First National Financial Corp.	(10,526)	(306,931)	5.6
Skeena Resources Ltd.	(28,893)	(280,764)	5.1
		(2,152,023)
Denmark
Chemometec A/S	(20,699)	(1,215,303)	22.2
FLSmidth & Co A/S, Class B	(62,800)	(3,287,640)	59.9
Ringkjoebing Landbobank A/S	(6,916)	(1,143,872)	20.8
Royal Unibrew A/S	(1,809)	(136,094)	2.5
Scandinavian Tobacco Group A/S, Class A	(3,604)	(54,130)	1.0
		(5,837,039)
Faeroe Islands
Bakkafrost P/F	(8,179)	(493,239)	9.0
Finland
Nokian Renkaat Oyj	(16,792)	(139,371)	2.5
France
Interparfums SA	(21,300)	(972,850)	17.7
SOITEC	(8,389)	(664,300)	12.1
Verallia SA	(15,016)	(433,045)	7.9
		(2,070,195)
Germany
Aurubis AG	(1,793)	(140,997)	2.6
Eckert & Ziegler SE	(5,135)	(220,316)	4.0
Fraport AG Frankfurt Airport Services Worldwide	(64,814)	(3,507,242)	63.9
Siltronic AG	(24,097)	(1,368,829)	24.9
Sixt SE	(12,537)	(993,027)	18.1
		(6,230,411)
Ghana
Kosmos Energy Ltd.	(243,239)	(914,579)	16.7
Tullow Oil PLC	(3,751)	(1,148)	0.0
		(915,727)
Israel
JFrog Ltd.	(62,895)	(1,835,276)	33.4
OPC Energy Ltd.	(11,462)	(92,816)	1.7
		(1,928,092)
Italy
Ermenegildo Zegna NV	(18,211)	(138,404)	2.5
Stevanato Group SpA	(49,427)	(939,607)	17.2
		(1,078,011)
Japan
Anycolor, Inc.	(106,100)	(1,498,285)	27.3
Aozora Bank Ltd.	(105,800)	(1,824,009)	33.2
Ariake Japan Co. Ltd.	(37,100)	(1,400,797)	25.5
Asahi Yukizai Corp.	(6,000)	(160,073)	2.9
Base Co. Ltd.	(8,600)	(165,920)	3.0
C Uyemura & Co. Ltd.	(3,500)	(243,258)	4.4
Security	Shares	Value	% of Basket Value
Japan (continued)
Chiyoda Corp.	(494,400)	$(949,821)	17.3%
Colowide Co Ltd.	(33,200)	(367,689)	6.7
Daiei Kankyo Co. Ltd.	(15,700)	(323,827)	5.9
Enplas Corp.	(8,700)	(386,080)	7.0
Freee KK	(5,000)	(93,307)	1.7
Fujita Kanko, Inc.	(7,600)	(463,562)	8.5
Fukuyama Transporting Co. Ltd.	(16,400)	(417,079)	7.6
Future Corp.	(3,900)	(49,937)	0.9
Godo Steel, Ltd.	(4,400)	(112,096)	2.1
Hirata Corp.	(1,200)	(38,268)	0.7
Iino Kaiun Kaisha Ltd.	(41,200)	(302,266)	5.5
Japan Investment Adviser Co. Ltd.	(2,800)	(18,731)	0.4
KeePer Technical Laboratory Co. Ltd.	(26,500)	(727,817)	13.3
Kosaido Holdings Co. Ltd.	(35,600)	(124,092)	2.3
Krosaki Harima Corp.	(5,600)	(89,722)	1.6
Mars Group Holdings Corp.	(23,300)	(479,472)	8.7
Mitsui E&S Co. Ltd.	(59,127)	(427,738)	7.8
Mori Hills REIT Investment Corp.	(405)	(337,096)	6.2
Namura Shipbuilding Co. Ltd.	(13,800)	(142,230)	2.6
Nitto Kogyo Corp.	(16,300)	(314,830)	5.7
Nomura Micro Science Co. Ltd.	(5,200)	(71,780)	1.3
Ohsho Food Service Corp.	(13,200)	(259,291)	4.7
Orient Corp.	(30,400)	(180,638)	3.3
OSAKA Titanium Technologies Co. Ltd.	(44,700)	(626,693)	11.4
Pillar Corp. /Japan	(1,100)	(30,798)	0.6
Raysum Co. Ltd.	(8,600)	(329,940)	6.0
RENOVA, Inc.	(105,900)	(600,086)	10.9
Roland Corp.	(5,900)	(150,926)	2.8
Ryobi Ltd.	(3,000)	(37,065)	0.7
Seven Bank Ltd.	(188,300)	(397,421)	7.3
Star Micronics Co. Ltd.	(19,400)	(248,498)	4.5
Tama Home Co. Ltd.	(31,600)	(796,786)	14.5
TKP Corp.	(12,900)	(103,414)	1.9
Toridoll Holdings Corp.	(2,500)	(64,263)	1.2
Torishima Pump Manufacturing Co. Ltd.	(4,600)	(83,351)	1.5
Workman Co. Ltd.	(76,600)	(1,955,226)	35.6
Yamae Group Holdings Co. Ltd.	(10,200)	(130,318)	2.4
Yodogawa Steel Works Ltd.	(4,100)	(144,896)	2.6
		(17,669,392)
Malta
Gambling.com Group Ltd.	(8,432)	(81,200)	1.5
Netherlands
AMG Critical Materials NV	(63,788)	(1,088,202)	19.8
Fugro NV, Class C	(54,266)	(1,247,772)	22.8
Redcare Pharmacy NV	(2,654)	(406,458)	7.4
		(2,742,432)
New Zealand
Ryman Healthcare Ltd.	(600,049)	(1,782,487)	32.5
Nigeria
Airtel Africa PLC	(1,009,232)	(1,326,233)	24.2
Norway
FLEX LNG Ltd.	(24,814)	(607,943)	11.1
NEL ASA	(62,200)	(24,063)	0.4
		(632,006)
Spain
Acerinox SA	(54,065)	(495,403)	9.0
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Spain (continued)
Sacyr SA	(121,768)	$(405,490)	7.4%
Vidrala SA	(6,360)	(687,708)	12.5
Viscofan SA	(14,915)	(997,463)	18.2
		(2,586,064)
Sweden
Axfood AB	(71,231)	(1,590,481)	29.0
Cloetta AB, Class B	(313,849)	(788,264)	14.4
Elekta AB, Class B	(119,106)	(717,505)	13.1
Hms Networks Ab	(5,075)	(188,828)	3.4
Munters Group AB	(10,676)	(172,947)	3.2
Paradox Interactive AB	(2,953)	(55,709)	1.0
Samhallsbyggnadsbolaget i Norden AB, Class B	(827,342)	(439,784)	8.0
SiriusPoint Ltd.	(419,303)	(5,509,641)	100.4
Stillfront Group AB	(27,180)	(18,906)	0.3
Thule Group AB	(32,956)	(1,103,113)	20.1
		(10,585,178)
Switzerland
Garrett Motion, Inc.	(120,083)	(892,217)	16.3
United Kingdom
Aston Martin Lagonda Global Holdings PLC	(48,767)	(71,939)	1.3
Auction Technology Group PLC	(33,016)	(191,789)	3.5
Breedon Group PLC	(68,820)	(390,456)	7.1
Fidelis Insurance Holdings Ltd.	(160,299)	(2,766,761)	50.4
Future PLC	(4,467)	(50,577)	0.9
Genius Sports Ltd.	(35,096)	(240,408)	4.4
Ibstock PLC	(123,664)	(319,715)	5.8
ITV PLC	(176,274)	(167,867)	3.1
Marex Group PLC	(1,828)	(48,149)	0.9
Mobico Group PLC	(643,008)	(575,000)	10.5
Next 15 Group PLC	(65,658)	(340,768)	6.2
OSB Group PLC	(181,642)	(822,217)	15.0
Spirent Communications PLC	(237,147)	(513,726)	9.4
Victrex PLC	(11,684)	(128,362)	2.3
Watches of Switzerland Group PLC	(95,220)	(500,579)	9.1
		(7,128,313)
United States
AAR Corp.	(4,566)	(268,024)	4.9
Adeia, Inc.	(75,919)	(943,673)	17.2
Adtalem Global Education, Inc.	(54,458)	(4,406,741)	80.3
Aehr Test Systems	(6,701)	(94,350)	1.7
American Coastal Insurance Corp., Class C	(6,318)	(76,764)	1.4
Apollo Commercial Real Estate Finance, Inc.	(203,637)	(1,810,333)	33.0
Apple Hospitality REIT, Inc.	(75,465)	(1,114,618)	20.3
Applied Digital Corp.	(116,874)	(790,068)	14.4
Arbor Realty Trust, Inc.	(18,948)	(279,294)	5.1
Artesian Resources Corp., Class A	(6,889)	(230,850)	4.2
Assured Guaranty Ltd.	(9,239)	(771,087)	14.1
Atlanta Braves Holdings, Inc., Class C	(91,255)	(3,605,485)	65.7
Atlas Energy Solutions, Inc.	(86,942)	(1,701,455)	31.0
Baldwin Insurance Group, Inc., Class A	(33,170)	(1,534,444)	28.0
Banner Corp.	(73,855)	(4,729,674)	86.2
Bel Fuse, Inc., Class B	(5,127)	(386,678)	7.0
BGC Group, Inc., Class A	(168,538)	(1,579,201)	28.8
BOK Financial Corp.	(8,353)	(887,339)	16.2
Boston Omaha Corp., Class A	(27,726)	(409,236)	7.5
BRC, Inc., Class A	(19,572)	(61,260)	1.1
Bread Financial Holdings, Inc.	(32,956)	(1,642,857)	29.9
Security	Shares	Value	% of Basket Value
United States (continued)
BrightView Holdings, Inc.	(216,504)	$(3,546,336)	64.6%
Caleres, Inc.	(222,607)	(6,644,819)	121.1
Calix, Inc.	(27,575)	(975,603)	17.8
CCC Intelligent Solutions Holdings, Inc.	(491,098)	(5,112,330)	93.2
Centuri Holdings, Inc.	(31,604)	(593,207)	10.8
CEVA, Inc.	(27,569)	(643,323)	11.7
City Holding Co.	(6,081)	(709,045)	12.9
Coastal Financial Corp.	(8,756)	(551,540)	10.1
Columbia Financial, Inc.	(14,410)	(246,123)	4.5
Conduent, Inc.	(27,150)	(97,740)	1.8
CorMedix, Inc.	(10,524)	(105,819)	1.9
Cousins Properties, Inc.	(106,127)	(3,250,670)	59.2
Crescent Energy Co., Class A	(27,322)	(339,612)	6.2
Cricut, Inc., Class A	(38,192)	(251,303)	4.6
CTS Corp.	(18,050)	(893,294)	16.3
Cytek Biosciences, Inc.	(34,109)	(168,669)	3.1
Definitive Healthcare Corp., Class A	(78,833)	(327,157)	6.0
DiamondRock Hospitality Co.	(194,860)	(1,669,950)	30.4
DigitalOcean Holdings, Inc.	(35,468)	(1,403,823)	25.6
Distribution Solutions Group, Inc.	(13,334)	(513,359)	9.4
Dorman Products, Inc.	(28,247)	(3,221,005)	58.7
Douglas Emmett, Inc.	(13,508)	(240,307)	4.4
Eastern Bankshares, Inc.	(262,372)	(4,284,535)	78.1
Eastman Kodak Co.	(206,633)	(975,308)	17.8
Embecta Corp.	(60,716)	(854,881)	15.6
Enerpac Tool Group Corp., Class A	(98,505)	(4,346,041)	79.2
Enfusion, Inc., Class A	(92,453)	(823,756)	15.0
Envista Holdings Corp.	(11,298)	(236,919)	4.3
Equity Commonwealth	(74,826)	(1,480,807)	27.0
Esab Corp.	(12,130)	(1,492,475)	27.2
EVgo, Inc., Class A	(7,289)	(57,146)	1.0
Excelerate Energy, Inc., Class A	(29,626)	(707,469)	12.9
F&G Annuities & Life, Inc.	(8,651)	(346,905)	6.3
Federal Agricultural Mortgage Corp., Class C	(9,645)	(1,767,639)	32.2
First Commonwealth Financial Corp.	(76,199)	(1,252,712)	22.8
First Community Bankshares, Inc.	(2,343)	(97,141)	1.8
Flywire Corp.	(17,531)	(305,390)	5.6
Four Corners Property Trust, Inc.	(310,583)	(8,559,667)	156.0
Fulton Financial Corp.	(135,540)	(2,454,629)	44.7
Getty Images Holdings, Inc., Class A	(9,923)	(41,180)	0.7
Global Medical REIT, Inc.	(84,918)	(771,905)	14.1
Gogo, Inc.	(80,287)	(525,880)	9.6
Goosehead Insurance, Inc., Class A	(38,628)	(4,206,589)	76.7
Great Southern Bancorp, Inc.	(3,745)	(212,304)	3.9
Grid Dynamics Holdings, Inc., Class A	(15,430)	(245,646)	4.5
Guess?, Inc.	(184,560)	(3,135,674)	57.1
Hanesbrands, Inc.	(1,778,089)	(12,357,719)	225.2
HB Fuller Co.	(99,878)	(7,309,072)	133.2
HighPeak Energy, Inc.	(5,280)	(67,584)	1.2
Hims & Hers Health, Inc., Class A	(85,303)	(1,606,255)	29.3
Howard Hughes Holdings, Inc.	(7,191)	(546,804)	10.0
I3 Verticals, Inc., Class A	(159,154)	(3,658,950)	66.7
Ibotta, Inc., Class A	(35,598)	(2,608,977)	47.5
Ingevity Corp.	(186,532)	(7,795,172)	142.1
Inmode Ltd.	(287,738)	(4,914,565)	89.6
Innodata, Inc.	(14,840)	(298,432)	5.4
International Bancshares Corp.	(14,387)	(881,348)	16.1
International Money Express, Inc.	(104,837)	(1,844,083)	33.6
Interparfums, Inc.	(9,885)	(1,196,777)	21.8
IonQ, Inc.	(15,186)	(228,246)	4.2
Janus International Group, Inc.	(463,501)	(3,411,367)	62.2

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
JetBlue Airways Corp.	(368,681)	$(2,101,482)	38.3%
Knowles Corp.	(27,680)	(479,418)	8.7
Lakeland Financial Corp.	(36,182)	(2,354,363)	42.9
Lancaster Colony Corp.	(15,200)	(2,638,720)	48.1
Legalzoom.com, Inc.	(8,351)	(59,960)	1.1
Lemonade, Inc.	(26,618)	(632,710)	11.5
Liberty Media Corp.-Liberty Live, Class C	(34,977)	(2,041,258)	37.2
Limbach Holdings, Inc.	(8,312)	(631,463)	11.5
Live Oak Bancshares, Inc.	(93,509)	(3,713,242)	67.7
Lumentum Holdings, Inc.	(23,555)	(1,504,458)	27.4
Malibu Boats, Inc., Class A	(11,279)	(506,202)	9.2
Marten Transport Ltd.	(178,631)	(2,765,208)	50.4
MaxCyte, Inc.	(30,827)	(110,361)	2.0
MeridianLink, Inc.	(54,622)	(1,199,499)	21.9
Mesa Laboratories, Inc.	(1,098)	(125,216)	2.3
Middlesex Water Co.	(10,328)	(631,970)	11.5
Mission Produce, Inc.	(7,560)	(89,208)	1.6
Montauk Renewables, Inc.	(13,135)	(72,637)	1.3
MP Materials Corp., Class A	(3,522)	(63,361)	1.2
NBT Bancorp, Inc.	(32,538)	(1,447,290)	26.4
NCR Atleos Corp.	(173,800)	(4,550,084)	82.9
NextNav, Inc.	(2,966)	(34,465)	0.6
nLight, Inc.	(7,114)	(88,783)	1.6
Nordstrom, Inc.	(15,893)	(359,341)	6.5
Nu Skin Enterprises, Inc., Class A	(135,898)	(841,209)	15.3
OneWater Marine, Inc., Class A	(17,504)	(381,062)	6.9
OPENLANE, Inc.	(326,618)	(5,160,564)	94.0
Pactiv Evergreen, Inc.	(129,426)	(1,467,691)	26.7
Paragon 28, Inc.	(20,220)	(107,166)	2.0
Pathward Financial, Inc.	(22,565)	(1,596,699)	29.1
Patterson Cos, Inc.	(50,354)	(1,057,938)	19.3
Peakstone Realty Trust, Class E	(3,672)	(48,177)	0.9
Peoples Bancorp, Inc.	(8,274)	(254,674)	4.6
Phathom Pharmaceuticals, Inc.	(60,570)	(1,038,775)	18.9
Piedmont Office Realty Trust, Inc., Class A	(48,826)	(485,330)	8.8
Piper Sandler Cos.	(9,040)	(2,564,106)	46.7
Pitney Bowes, Inc.	(43,931)	(316,743)	5.8
Portland General Electric Co.	(51,957)	(2,462,762)	44.9
Rayonier, Inc.	(213,619)	(6,671,321)	121.6
RCI Hospitality Holdings, Inc.	(8,964)	(389,217)	7.1
Ready Capital Corp.	(169,691)	(1,162,383)	21.2
RXO, Inc.	(258,365)	(7,283,309)	132.7
S&T Bancorp, Inc.	(14,338)	(544,557)	9.9
Scholastic Corp.	(9,344)	(232,012)	4.2
Select Water Solutions, Inc., Class A	(299,991)	(3,179,905)	57.9
Sezzle, Inc.	(1,012)	(217,236)	4.0
Shenandoah Telecommunications Co.	(5,547)	(76,770)	1.4
SIGA Technologies, Inc.	(19,517)	(140,913)	2.6
Signet Jewelers Ltd.	(29,151)	(2,672,564)	48.7
SL Green Realty Corp.	(20,803)	(1,572,915)	28.7
Smith Douglas Homes Corp., Class A	(136,684)	(4,526,974)	82.5
SolarWinds Corp.	(5,550)	(72,594)	1.3
Sonoco Products Co.	(19,850)	(1,042,522)	19.0
Sotera Health Co.	(5,049)	(79,118)	1.4
Stellar Bancorp, Inc.	(30,882)	(840,608)	15.3
StoneX Group, Inc.	(24,210)	(2,179,868)	39.7
Sun Country Airlines Holdings, Inc.	(5,340)	(75,027)	1.4
TEGNA, Inc.	(65,579)	(1,077,463)	19.6
Towne Bank	(36,411)	(1,184,086)	21.6
TreeHouse Foods, Inc.	(43,039)	(1,565,759)	28.5
Security	Shares	Value	% of Basket Value
United States (continued)
TriMas Corp.	(85,738)	$(2,302,065)	41.9%
TripAdvisor, Inc.	(203,960)	(3,271,518)	59.6
Triumph Group, Inc.	(178,953)	(2,476,710)	45.1
Trupanion, Inc.	(3,675)	(201,316)	3.7
United Community Banks, Inc.	(19,929)	(567,179)	10.3
Upstart Holdings, Inc.	(6,101)	(296,997)	5.4
Vital Energy, Inc.	(116,579)	(3,179,109)	57.9
Vivid Seats, Inc., Class A	(349,759)	(1,423,519)	25.9
Westrock Coffee Co.	(4,968)	(32,988)	0.6
White Mountains Insurance Group Ltd.	(1,484)	(2,666,956)	48.6
Xenia Hotels & Resorts, Inc.	(54,942)	(778,528)	14.2
Xometry, Inc., Class A	(18,242)	(359,003)	6.5
XPEL, Inc.	(22,418)	(864,662)	15.8
ZoomInfo Technologies, Inc., Class A	(180,382)	(1,993,221)	36.3
		(249,920,901)
Total Reference Entity — Short		(320,100,311)
Net Value of Reference Entity — UBS AG		$(5,487,575)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination date 04/18/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	228,494	$1,568,842	(12.2)%
JB Hi-Fi Ltd.	105,751	5,674,837	(44.3)
Sandfire Resources Ltd.	68,665	464,704	(3.6)
Worley Ltd.	26,397	242,395	(1.9)
		7,950,778
Belgium
Liberty Global Ltd., Class C	210,574	4,342,036	(33.9)
Canada
Algonquin Power & Utilities Corp.	291,974	1,411,272	(11.0)
Barrick Gold Corp.	68,767	1,329,062	(10.4)
Celestica, Inc.	48,360	3,309,327	(25.8)
FirstService Corp.	9,319	1,725,456	(13.4)
Keyera Corp.	74,975	2,302,533	(18.0)
Magna International, Inc.	946	37,348	(0.3)
Stantec, Inc.	30,413	2,466,940	(19.2)
		12,581,938
Denmark
Genmab A/S	1,056	236,499	(1.9)
Vestas Wind Systems A/S	71,399	1,360,674	(10.6)
		1,597,173
France
Credit Agricole SA	49,949	765,622	(6.0)
Engie SA	291,874	4,892,249	(38.2)
Gaztransport Et Technigaz SA	5,248	763,579	(5.9)
		6,421,450
Germany
Adidas AG, Class N	33,382	7,994,695	(62.4)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
E.ON SE, Class N	466,772	$6,299,120	(49.1)%
Merck KGaA	6,876	1,136,777	(8.9)
Rheinmetall AG	1,348	693,998	(5.4)
		16,124,590
Greece
National Bank of Greece SA	348,055	2,726,914	(21.3)
Hong Kong
Link REIT	299,603	1,395,975	(10.9)
Sino Land Co. Ltd.	124,000	124,094	(1.0)
		1,520,069
Italy
A2A SpA	65,768	150,335	(1.2)
Mediobanca Banca di Credito Finanziario SpA	24,716	407,747	(3.2)
		558,082
Japan
Amada Co. Ltd.	57,900	570,599	(4.5)
ANA Holdings, Inc.	106,400	2,095,731	(16.4)
Asahi Kasei Corp.	43,800	302,162	(2.4)
Astellas Pharma, Inc.	59,100	691,962	(5.4)
Ebara Corp.	405,400	6,092,512	(47.5)
J Front Retailing Co. Ltd.	62,800	666,915	(5.2)
Kyocera Corp.	520,300	5,276,731	(41.2)
Kyowa Kirin Co. Ltd.	6,900	113,724	(0.9)
Mitsubishi Chemical Group Corp.	273,900	1,477,989	(11.5)
Mizuho Financial Group, Inc.	82,300	1,709,453	(13.3)
NIDEC Corp.	96,200	1,916,382	(15.0)
Nippon Express Holdings, Inc	16,700	823,342	(6.4)
Obayashi Corp.	204,800	2,510,689	(19.6)
Ono Pharmaceutical Co. Ltd.	15,200	189,851	(1.5)
Shimizu Corp.	440,100	2,915,626	(22.7)
Sumitomo Corp.	48,200	1,016,847	(7.9)
Sumitomo Mitsui Trust Group, Inc.	119,400	2,618,480	(20.4)
Tokio Marine Holdings, Inc.	192,000	6,915,098	(53.9)
Tokyo Tatemono Co. Ltd.	23,900	390,282	(3.0)
Ulvac, Inc.	9,300	434,844	(3.4)
		38,729,219
Macau
Galaxy Entertainment Group Ltd., Class L	14,000	62,308	(0.5)
New Zealand
Xero Ltd.	37,624	3,655,380	(28.5)
Norway
Equinor ASA	74,324	1,766,102	(13.8)
Frontline PLC	26,843	523,170	(4.1)
Telenor ASA	4,880	59,934	(0.4)
		2,349,206
Singapore
Singapore Airlines Ltd.	688,500	3,358,578	(26.2)
Spain
ACS Actividades de Construccion y Servicios SA	303,228	14,541,427	(113.4)
Security	Shares	Value	% of Basket Value
Switzerland
TE Connectivity PLC	2,988	$440,491	(3.4)%
United Kingdom
Intertek Group PLC	209,077	12,551,214	(97.9)
J Sainsbury PLC	824,470	2,838,481	(22.2)
Marks & Spencer Group PLC	400,960	1,945,416	(15.2)
Smiths Group PLC	11,847	233,775	(1.8)
TechnipFMC PLC	1,252,311	33,424,181	(260.7)
		50,993,067
United States
AECOM	38,309	4,091,401	(31.9)
Alaska Air Group, Inc.	69,028	3,307,131	(25.8)
American Airlines Group, Inc.	1,344,168	18,011,851	(140.5)
API Group Corp.	145,317	4,961,122	(38.7)
Aramark	57,643	2,180,635	(17.0)
AutoNation, Inc.	12,394	1,926,895	(15.0)
AvalonBay Communities, Inc.	27,682	6,134,608	(47.9)
Booz Allen Hamilton Holding Corp., Class A	125,118	22,728,936	(177.3)
BorgWarner, Inc.	589,114	19,811,904	(154.6)
Box, Inc., Class A	18,652	592,388	(4.6)
Broadridge Financial Solutions, Inc.	5,028	1,060,204	(8.3)
Burlington Stores, Inc.	85,806	21,260,153	(165.8)
Crown Holdings, Inc.	112,261	10,502,017	(81.9)
CubeSmart	50,260	2,404,438	(18.8)
Flowserve Corp.	27,498	1,447,495	(11.3)
Fox Corp., Class A	56,793	2,385,306	(18.6)
Freeport-McMoRan, Inc.	100,767	4,536,530	(35.4)
Intercontinental Exchange, Inc.	19,490	3,037,906	(23.7)
Invesco Ltd.	170,984	2,964,863	(23.1)
Jazz Pharmaceuticals PLC	44,232	4,866,847	(38.0)
Kroger Co.	120,921	6,743,764	(52.6)
Lamar Advertising Co., Class A	6,714	886,248	(6.9)
Levi Strauss & Co., Class A	14,911	254,829	(2.0)
MasTec, Inc.	107,590	13,221,735	(103.1)
Mettler-Toledo International, Inc.	270	348,773	(2.7)
MKS Instruments, Inc.	36,164	3,592,170	(28.0)
New York Times Co., Class A	45,301	2,529,608	(19.7)
NVR, Inc.	405	3,706,888	(28.9)
Oshkosh Corp.	35,090	3,587,602	(28.0)
Palo Alto Networks, Inc.	16,681	6,010,665	(46.9)
Paramount Global, Class B	318,107	3,480,091	(27.1)
Penske Automotive Group, Inc.	6,858	1,032,609	(8.1)
Pinnacle West Capital Corp.	309,030	27,135,924	(211.7)
Post Holdings, Inc.	11,621	1,269,129	(9.9)
Primo Water Corp.	32,459	852,301	(6.6)
Qualys, Inc.	35,458	4,228,012	(33.0)
Royal Gold, Inc.	31,291	4,570,363	(35.7)
S&P Global, Inc.	20,324	9,762,837	(76.2)
Sarepta Therapeutics, Inc.	3,885	489,510	(3.8)
Taylor Morrison Home Corp., Class A	26,657	1,826,004	(14.2)
Tenet Healthcare Corp.	95,098	14,742,092	(115.0)
Trex Co., Inc.	2,999	212,479	(1.7)
UGI Corp.	2,162	51,693	(0.4)
Universal Health Services, Inc., Class B	92,667	18,932,795	(147.7)
VeriSign, Inc.	24,395	4,314,012	(33.7)
Walmart, Inc.	787,971	64,574,223	(503.7)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United States (continued)
Watsco, Inc.	1,825	$863,243	(6.7)%
WESCO International, Inc.	14,478	2,779,342	(21.7)
Zoetis, Inc., Class A	6,962	1,244,666	(9.7)
		341,456,237
Total Reference Entity — Long		509,408,943
Reference Entity — Short
Common Stocks
Belgium
D Ieteren Group	(13,099)	(2,835,891)	22.1
Lotus Bakeries NV	(100)	(1,310,811)	10.2
		(4,146,702)
Bermuda
RenaissanceRe Holdings Ltd.	(2,636)	(691,686)	5.4
Canada
RB Global, Inc.	(1)	(85)	0.0
China
Wharf Holdings, Ltd.	(5,000)	(14,167)	0.1
Denmark
Bavarian Nordic A/S	(1,247)	(39,261)	0.3
Carlsberg A/S, Class B	(5,264)	(581,744)	4.5
Coloplast A/S, Class B	(25,293)	(3,167,963)	24.7
Demant A/S	(62,694)	(2,315,679)	18.1
Novozymes A/S, Class B	(9,075)	(570,289)	4.4
Orsted A/S	(1,197)	(70,451)	0.6
Rockwool A/S, Class B	(419)	(181,322)	1.4
Tryg A/S	(43,270)	(1,021,205)	8.0
		(7,947,914)
Finland
Kesko OYJ, Class B	(36,161)	(776,674)	6.1
Neste OYJ	(67,818)	(1,088,886)	8.5
UPM-Kymmene OYJ	(6,329)	(186,241)	1.4
		(2,051,801)
France
Bollore SE	(46,797)	(292,152)	2.3
EssilorLuxottica SA	(43,940)	(10,306,473)	80.4
Legrand SA	(860)	(97,067)	0.8
Sartorius Stedim Biotech	(4,529)	(908,530)	7.1
Worldline SA/France	(214,391)	(1,519,704)	11.8
		(13,123,926)
Germany
Daimler Truck Holding AG	(7,754)	(320,633)	2.5
Gerresheimer AG	(22,001)	(1,852,919)	14.5
		(2,173,552)
Hong Kong
Henderson Land Development Co. Ltd.	(6,000)	(19,240)	0.2
MTR Corp. Ltd.	(64,000)	(232,857)	1.8
		(252,097)
Israel
Global-e Online Ltd.	(16,291)	(626,226)	4.9
Mobileye Global, Inc., Class A	(9,289)	(126,423)	1.0
Oddity Tech Ltd., Class A	(11,041)	(423,864)	3.3
		(1,176,513)
Security	Shares	Value	% of Basket Value
Italy
Davide Campari-Milano NV	(97,166)	$(652,349)	5.1%
DiaSorin SpA	(545)	(59,193)	0.5
Leonardo SpA	(8,841)	(210,732)	1.6
Nexi SpA	(189,202)	(1,195,907)	9.3
		(2,118,181)
Japan
Hoshizaki Corp.	(22,700)	(746,109)	5.8
Ibiden Co. Ltd.	(10,900)	(346,235)	2.7
Japan Real Estate Investment Corp.	(131)	(476,506)	3.7
Keisei Electric Railway Co. Ltd.	(7,500)	(195,134)	1.5
Kikkoman Corp.	(24,100)	(282,759)	2.2
Mercari, Inc.	(600)	(8,393)	0.1
Nippon Building Fund, Inc.	(790)	(678,524)	5.3
Nippon Sanso Holdings Corp.	(9,400)	(326,293)	2.6
Nitori Holdings Co. Ltd.	(800)	(101,884)	0.8
Rakus Co. Ltd.	(29,300)	(391,779)	3.1
Rohto Pharmaceutical Co. Ltd.	(24,900)	(559,935)	4.4
Sapporo Holdings Ltd.	(2,100)	(100,799)	0.8
Secom Co. Ltd.	(5,100)	(181,371)	1.4
SG Holdings Co. Ltd.	(46,500)	(466,318)	3.6
SUMCO Corp.	(31,000)	(296,404)	2.3
Tohoku Electric Power Co., Inc.	(3,200)	(31,388)	0.2
Tokyo Gas Co. Ltd.	(6,300)	(155,439)	1.2
Visional, Inc.	(3,700)	(197,984)	1.5
		(5,543,254)
Netherlands
ASR Nederland NV	(114)	(5,404)	0.1
Heineken Holding NV	(26,085)	(1,807,380)	14.1
IMCD NV	(12,029)	(1,912,503)	14.9
JDE Peet’s NV	(52,302)	(1,180,795)	9.2
		(4,906,082)
New Zealand
Auckland International Airport Ltd.	(49,195)	(214,648)	1.7
Mercury NZ Ltd.	(22,565)	(88,818)	0.7
		(303,466)
Norway
Orkla ASA	(101,597)	(938,609)	7.3
Portugal
Banco Comercial Portugues SA, Class R	(2,959,251)	(1,492,786)	11.7
Galp Energia SGPS SA, Class B	(176,573)	(3,017,965)	23.5
		(4,510,751)
Singapore
Grab Holdings Ltd., Class A	(1,750,347)	(7,141,416)	55.7
Spain
EDP Renovaveis SA	(175,750)	(2,382,046)	18.6
Sweden
Castellum AB	(71,106)	(890,440)	6.9
Epiroc AB, Class A	(394,480)	(7,704,310)	60.1
Epiroc AB, Class B	(116,163)	(2,001,143)	15.6
Getinge AB, Class B	(59,052)	(1,044,669)	8.1
Investment AB Latour, Class B	(16,652)	(459,623)	3.6
Lifco AB, Class B	(14,021)	(418,357)	3.3
Skandinaviska Enskilda Banken AB, Class A	(166,740)	(2,354,912)	18.4
		(14,873,454)
United Kingdom
Ashtead Group PLC	(43,069)	(3,221,892)	25.1
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	(99,813)	$(7,585,788)	59.2%
Hiscox Ltd.	(116,793)	(1,629,479)	12.7
JD Sports Fashion PLC	(1,127,607)	(1,808,102)	14.1
Legal & General Group PLC	(346,839)	(972,843)	7.6
Smith & Nephew PLC	(429,578)	(5,340,868)	41.6
St James’s Place PLC	(90,145)	(945,676)	7.4
Tritax Big Box REIT PLC	(2,346,228)	(4,268,762)	33.3
Weir Group PLC	(70,889)	(1,909,045)	14.9
		(27,682,455)
United States
AGCO Corp.	(3,977)	(397,064)	3.1
Air Lease Corp., Class A	(78,791)	(3,494,381)	27.3
Alight, Inc., Class A	(760,487)	(5,270,175)	41.1
Alliant Energy Corp.	(259,022)	(15,541,320)	121.2
Amentum Holdings, Inc.	(15,997)	(475,751)	3.7
Antero Midstream Corp.	(146,570)	(2,106,211)	16.4
AppLovin Corp., Class A	(56,834)	(9,627,111)	75.1
Aspen Technology, Inc.	(34,919)	(8,196,537)	63.9
ATI, Inc.	(46,752)	(2,464,298)	19.2
Atlassian Corp., Class A	(3,569)	(672,899)	5.3
Aurora Innovation, Inc., Class A	(132,327)	(687,439)	5.4
Axon Enterprise, Inc.	(42,500)	(17,998,750)	140.4
Bill Holdings, Inc.	(60,103)	(3,507,611)	27.4
Broadcom, Inc.	(197,928)	(33,602,237)	262.1
Choice Hotels International, Inc.	(2,173)	(303,155)	2.4
Core & Main, Inc., Class A	(82,635)	(3,659,078)	28.5
Corning, Inc.	(10,048)	(478,184)	3.7
Corpay, Inc.	(33,173)	(10,937,802)	85.3
Coty, Inc., Class A	(472,214)	(3,513,272)	27.4
Crane Co.	(11,101)	(1,745,965)	13.6
Crown Castle, Inc.	(23,467)	(2,522,468)	19.7
Dominion Energy, Inc.	(20,830)	(1,240,010)	9.7
Doximity, Inc., Class A	(22,324)	(931,804)	7.3
Dutch Bros, Inc., Class A	(136,252)	(4,512,666)	35.2
Eastman Chemical Co.	(3,222)	(338,600)	2.6
Erie Indemnity Co., Class A	(1,332)	(597,855)	4.7
Expand Energy Corp.	(55,276)	(4,682,983)	36.5
Fastenal Co.	(50,213)	(3,925,652)	30.6
General Electric Co.	(5,168)	(887,759)	6.9
Globant SA	(441)	(92,561)	0.7
Globus Medical, Inc., Class A	(70,269)	(5,167,582)	40.3
Hamilton Lane, Inc., Class A	(102,964)	(18,496,453)	144.3
Hilton Grand Vacations, Inc.	(256,884)	(9,473,882)	73.9
Informatica, Inc., Class A	(8,700)	(237,510)	1.9
KBR, Inc.	(93,755)	(6,282,523)	49.0
Lantheus Holdings, Inc.	(29,513)	(3,241,708)	25.3
Lumen Technologies, Inc.	(93,967)	(600,449)	4.7
MarketAxess Holdings, Inc.	(10,045)	(2,907,224)	22.7
Martin Marietta Materials, Inc.	(2,218)	(1,313,810)	10.3
Marvell Technology, Inc.	(95,680)	(7,664,925)	59.8
Matador Resources Co.	(80,448)	(4,192,145)	32.7
Modine Manufacturing Co.	(60,070)	(7,074,444)	55.2
National Storage Affiliates Trust	(39,197)	(1,652,154)	12.9
Old Dominion Freight Line, Inc.	(37,973)	(7,644,724)	59.6
O’Reilly Automotive, Inc.	(12,016)	(13,856,130)	108.1
Pinnacle Financial Partners, Inc.	(3,098)	(326,684)	2.6
Procore Technologies, Inc.	(13,257)	(870,322)	6.8
PTC, Inc.	(1,980)	(366,953)	2.9
Public Service Enterprise Group, Inc.	(42,778)	(3,824,781)	29.8
Realty Income Corp.	(3,517)	(208,804)	1.6
Security	Shares	Value	% of Basket Value
United States (continued)
Revvity, Inc.	(17,514)	$(2,076,985)	16.2%
Rexford Industrial Realty, Inc.	(398,863)	(17,107,234)	133.5
Robinhood Markets, Inc., Class A	(291,303)	(6,842,707)	53.4
Roper Technologies, Inc.	(39,730)	(21,364,013)	166.7
Saia, Inc.	(26,937)	(13,161,688)	102.7
Sempra	(23,358)	(1,947,356)	15.2
Shift4 Payments, Inc., Class A	(1,088)	(98,399)	0.8
Sinch AB	(317,127)	(947,030)	7.4
Smurfit WestRock PLC	(935,096)	(48,157,444)	375.7
Southern Co.	(451,808)	(41,128,082)	320.8
Sprouts Farmers Market, Inc.	(30,363)	(3,899,520)	30.4
SPS Commerce, Inc.	(16,714)	(2,757,810)	21.5
STAG Industrial, Inc.	(47,125)	(1,756,820)	13.7
SVB Financial Group	(216)	(2)	0.0
Symbotic, Inc., Class A	(4,751)	(132,030)	1.0
Teledyne Technologies, Inc.	(2,144)	(976,206)	7.6
Terreno Realty Corp.	(60,147)	(3,605,813)	28.1
United Rentals, Inc.	(3,915)	(3,182,112)	24.8
Valaris Ltd.	(58,874)	(2,979,024)	23.2
Vaxcyte, Inc.	(27,281)	(2,901,334)	22.6
Waters Corp.	(278)	(89,825)	0.7
Wyndham Hotels & Resorts, Inc.	(55,743)	(4,923,222)	38.4
Xcel Energy, Inc.	(5,994)	(400,459)	3.1
		(420,249,920)
Total Reference Entity — Short		(522,228,077)
Net Value of Reference Entity — UBS AG		$(12,819,134)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates 09/03/29 — 09/04/29:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
AGL Energy Ltd.	137,412	$943,472	(25.2)%
Computershare Ltd.	148,558	2,568,189	(68.5)
South32 Ltd.	390,211	935,786	(24.9)
Worley Ltd.	53,745	493,524	(13.2)
		4,940,971
Canada
Algonquin Power & Utilities Corp.	137,335	663,816	(17.7)
Barrick Gold Corp.	76,493	1,478,383	(39.4)
Canadian Tire Corp. Ltd., Class A	6,479	689,477	(18.4)
Canadian Utilities Ltd., Class A	52,745	1,350,493	(36.0)
Celestica, Inc.	46,042	3,150,703	(84.0)
Cenovus Energy, Inc.	25,960	417,456	(11.1)
Emera, Inc.	54,800	2,070,227	(55.2)
Empire Co., Ltd., Class A	7,429	214,330	(5.7)
Finning International, Inc.	53,072	1,549,069	(41.3)
FirstService Corp.	15,780	2,921,740	(77.9)
Franco-Nevada Corp.	24,643	3,271,102	(87.3)
Keyera Corp.	78,492	2,410,542	(64.3)
Royal Bank of Canada	3,715	449,290	(12.0)
Saputo, Inc.	14,824	282,778	(7.6)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Canada (continued)
Stantec, Inc.	42,466	$3,444,615	(91.9)%
TELUS Corp.	38,955	615,793	(16.4)
Thomson Reuters Corp.	35,514	5,813,191	(155.0)
		30,793,005
Denmark
Genmab A/S	866	193,947	(5.2)
Vestas Wind Systems A/S	156,585	2,984,091	(79.6)
		3,178,038
Finland
Nordea Bank Abp	73,568	861,259	(23.0)
France
Credit Agricole SA	65,807	1,008,695	(26.9)
Eiffage SA	26,304	2,448,209	(65.3)
Engie SA	86,379	1,447,842	(38.6)
Gaztransport Et Technigaz SA	3,880	564,536	(15.1)
Veolia Environnement SA	27,406	870,132	(23.2)
		6,339,414
Germany
Adidas AG	75,850	18,165,406	(484.4)
HUGO BOSS AG	23,124	1,064,585	(28.4)
Nordex SE	16,582	236,302	(6.3)
Rational AG	91	89,117	(2.4)
Rheinmetall AG	3,985	2,051,619	(54.7)
		21,607,029
Italy
A2A SpA	293,331	670,509	(17.9)
BPER Banca SPA	870,811	5,302,017	(141.4)
Mediobanca Banca di Credito Finanziario SpA	78,784	1,299,721	(34.7)
Prysmian SpA	914	64,505	(1.7)
Recordati Industria Chimica e Farmaceutica SpA	1,421	80,625	(2.1)
Unipol Gruppo SpA	54,944	682,843	(18.2)
		8,100,220
Japan
Amada Co. Ltd.	140,700	1,386,584	(37.0)
Asahi Intecc Co., Ltd.	257,700	4,129,290	(110.1)
Asahi Kasei Corp.	357,200	2,464,209	(65.7)
Astellas Pharma, Inc.	111,100	1,300,795	(34.7)
Ebara Corp.	97,600	1,466,771	(39.1)
Fujitsu Ltd.	146,000	2,806,973	(74.9)
Hulic Co. Ltd.	12,100	112,051	(3.0)
J Front Retailing Co. Ltd.	123,900	1,315,777	(35.1)
Kose Corp.	6,200	340,726	(9.1)
Kubota Corp.	13,900	177,602	(4.7)
Kyocera Corp.	585,800	5,941,013	(158.4)
Kyowa Kirin Co. Ltd.	10,100	166,466	(4.4)
Mitsubishi Chemical Group Corp.	267,300	1,442,374	(38.5)
Nexon Co. Ltd.	41,400	717,542	(19.1)
Nippon Express Holdings, Inc	11,900	586,693	(15.6)
Obayashi Corp.	212,100	2,600,181	(69.3)
Oji Holdings Corp.	120,100	446,604	(11.9)
Ono Pharmaceutical Co. Ltd.	29,200	364,713	(9.7)
Otsuka Corp.	14,400	323,186	(8.6)
Panasonic Holdings Corp.	51,700	425,493	(11.4)
Persol Holdings Co. Ltd.	2,025,400	3,401,727	(90.7)
Shimizu Corp.	264,200	1,750,303	(46.7)
Sumitomo Corp.	43,300	913,475	(24.4)
Sumitomo Mitsui Trust Group, Inc.	99,200	2,175,488	(58.0)
Security	Shares	Value	% of Basket Value
Japan (continued)
Takashimaya Co. Ltd.	282,700	$2,238,295	(59.7)%
Takeda Pharmaceutical Co. Ltd.	214,800	5,993,176	(159.8)
Tokyo Tatemono Co. Ltd.	29,300	478,463	(12.8)
Tokyu Fudosan Holdings Corp.	37,600	234,639	(6.3)
Toyo Tire Corp.	8,700	123,434	(3.3)
		45,824,043
Macau
Galaxy Entertainment Group Ltd.	616,000	2,741,556	(73.1)
New Zealand
Xero Ltd.	31,944	3,103,536	(82.8)
Norway
Aker BP ASA	39,025	835,044	(22.3)
Equinor ASA	14,563	346,049	(9.2)
Telenor ASA	90,150	1,107,186	(29.5)
		2,288,279
Singapore
Genting Singapore Ltd.	129,100	81,308	(2.2)
STMicroelectronics NV	33,474	909,905	(24.2)
		991,213
Spain
ACS Actividades de Construccion y Servicios SA	100,732	4,830,646	(128.8)
United Kingdom
Barratt Redrow PLC	279,060	1,607,829	(42.9)
Berkeley Group Holdings PLC	13,693	781,389	(20.8)
Intertek Group PLC	242,639	14,565,993	(388.4)
J Sainsbury PLC	2,303,455	7,930,323	(211.5)
Marks & Spencer Group PLC	349,413	1,695,315	(45.2)
NatWest Group PLC	411,621	1,950,364	(52.0)
Taylor Wimpey PLC	34,858	65,905	(1.8)
		28,597,118
United States
Experian PLC	86,021	4,198,324	(112.0)
Primo Water Corp.	154,392	4,053,989	(108.1)
		8,252,313
Zambia
First Quantum Minerals Ltd.	66,270	856,248	(22.8)
Total Reference Entity — Long		173,304,888
Reference Entity — Short
Common Stocks
Australia
Rio Tinto PLC	(26,582)	(1,717,942)	45.8
Belgium
D Ieteren Group	(19,865)	(4,300,709)	114.7
Lotus Bakeries NV	(135)	(1,769,595)	47.2
Syensqo SA	(6,285)	(487,560)	13.0
		(6,557,864)
Canada
Canadian Western Bank	(10,548)	(433,708)	11.6
China
Wharf Holdings, Ltd.	(6,000)	(17,000)	0.5
Denmark
Coloplast A/S, Class B	(27,405)	(3,432,492)	91.6
Danske Bank A/S	(39,836)	(1,177,912)	31.4
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Security	Shares	Value	% of Basket Value
Denmark (continued)
NKT A/S, Class B	(12,836)	$(1,203,465)	32.1%
Novozymes A/S, Class B	(18,452)	(1,159,556)	30.9
Orsted A/S	(10,326)	(607,753)	16.2
Rockwool A/S, Class B	(6,574)	(2,844,899)	75.9
Zealand Pharma A/S	(3,575)	(412,707)	11.0
		(10,838,784)
Finland
Kesko OYJ, Class B	(44,197)	(949,273)	25.3
Neste OYJ	(39,040)	(626,826)	16.7
		(1,576,099)
France
Air Liquide SA	(15,702)	(2,815,388)	75.1
Edenred SE	(8,263)	(267,247)	7.1
EssilorLuxottica SA	(25,789)	(6,049,013)	161.3
Sartorius Stedim Biotech	(17,837)	(3,578,152)	95.4
Thales SA	(318)	(51,261)	1.4
Vivendi SE	(257,458)	(2,751,076)	73.4
Worldline SA/France	(32,514)	(230,475)	6.1
		(15,742,612)
Germany
Daimler Truck Holding AG	(91,807)	(3,796,277)	101.2
Mercedes-Benz Group AG	(330,820)	(20,097,529)	536.0
MTU Aero Engines AG	(2,145)	(701,074)	18.7
		(24,594,880)
Hong Kong
MTR Corp. Ltd.	(357,000)	(1,298,906)	34.6
Techtronic Industries Co. Ltd.	(154,000)	(2,227,679)	59.4
Wharf Real Estate Investment Co. Ltd.	(47,000)	(141,310)	3.8
		(3,667,895)
Italy
Davide Campari-Milano NV	(728,185)	(4,888,860)	130.4
Nexi SpA	(213,992)	(1,352,599)	36.0
		(6,241,459)
Japan
Chugai Pharmaceutical Co. Ltd.	(5,600)	(266,456)	7.1
Fujikura Ltd.	(1,600)	(58,805)	1.6
Hoshizaki Corp.	(28,000)	(920,310)	24.5
Japan Real Estate Investment Corp.	(160)	(581,992)	15.5
Keisei Electric Railway Co. Ltd.	(9,100)	(236,762)	6.3
Kikkoman Corp.	(29,400)	(344,943)	9.2
Kosaido Holdings Co. Ltd.	(33,400)	(1,675,647)	44.7
Maruwa Co. Ltd.	(300)	(82,760)	2.2
Nippon Building Fund, Inc.	(1,115)	(957,664)	25.5
Nippon Sanso Holdings Corp.	(12,200)	(423,486)	11.3
Nitori Holdings Co. Ltd.	(1,000)	(127,355)	3.4
Osaka Gas Co. Ltd.	(800)	(17,143)	0.5
Rakus Co. Ltd.	(35,900)	(480,029)	12.8
Rohto Pharmaceutical Co. Ltd.	(30,400)	(683,616)	18.2
Secom Co. Ltd.	(10,400)	(369,854)	9.9
SG Holdings Co. Ltd.	(56,900)	(570,613)	15.2
SMC Corp.	(100)	(42,455)	1.1
SUMCO Corp.	(3,500)	(33,465)	0.9
Tohoku Electric Power Co., Inc.	(4,000)	(39,236)	1.1
Security	Shares	Value	% of Basket Value
Japan (continued)
Tokyo Gas Co. Ltd.	(3,800)	$(93,757)	2.5%
Trial Holdings, Inc.	(9,900)	(184,650)	4.9
Visional, Inc.	(4,500)	(240,791)	6.4
Yokohama Rubber Co. Ltd.	(100)	(2,050)	0.1
		(8,433,839)
Netherlands
Adyen NV	(427)	(652,310)	17.4
Akzo Nobel NV	(55,791)	(3,560,216)	94.9
IMCD NV	(21,567)	(3,428,960)	91.4
JDE Peet’s NV	(63,925)	(1,443,201)	38.5
Koninklijke KPN NV	(51,481)	(201,203)	5.4
		(9,285,890)
New Zealand
Mercury NZ Ltd.	(81,309)	(320,039)	8.5
Norway
Mowi ASA	(69,930)	(1,205,590)	32.2
Orkla ASA	(87,733)	(810,525)	21.6
		(2,016,115)
Portugal
Jeronimo Martins SGPS SA	(356,051)	(6,920,952)	184.6
Spain
EDP Renovaveis SA	(725,825)	(9,837,545)	262.3
Sweden
Epiroc AB, Class A	(516,482)	(10,087,045)	269.0
Epiroc AB, Class B	(154,951)	(2,669,344)	71.2
Husqvarna AB, Class B	(271,474)	(1,753,248)	46.8
Lifco AB, Class B	(11,044)	(329,530)	8.8
Nibe Industrier AB, Class B	(1,455,367)	(7,056,408)	188.2
Skandinaviska Enskilda Banken AB, Class A	(125,906)	(1,778,203)	47.4
Volvo AB, Class A	(92,213)	(2,419,574)	64.5
		(26,093,352)
United Kingdom
3i Group PLC	(166,810)	(6,840,498)	182.4
Ashtead Group PLC	(51,444)	(3,848,406)	102.6
BT Group PLC	(23,248)	(41,511)	1.1
Diageo PLC	(273,349)	(8,441,500)	225.1
DS Smith PLC	(1,066,038)	(7,494,944)	199.9
JD Sports Fashion PLC	(1,660,339)	(2,662,331)	71.0
LondonMetric Property PLC	(1,864,227)	(4,660,000)	124.3
RS Group PLC	(175,629)	(1,574,569)	42.0
Weir Group PLC	(135,039)	(3,636,609)	97.0
Wise PLC, Class A	(51,664)	(471,235)	12.6
		(39,671,603)
United States
Sinch AB	(759,629)	(2,268,464)	60.5
Stellantis NV	(59,746)	(818,659)	21.8
		(3,087,123)
Total Reference Entity — Short		(177,054,701)
Net Value of Reference Entity — UBS AG		$(3,749,813)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 20,126,347	$ (28,863,165)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 5,232,616	$ —	$ 1,326,830	$ —	$ 6,559,446
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	558,141	—	—	558,141
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	20,126,347	—	—	—	20,126,347
	$ —	$ —	$ 25,358,963	$ 558,141	$ 1,326,830	$ —	$ 27,243,934
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 3,384,805	$ —	$ 1,942,110	$ —	$ 5,326,915
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	3,217,275	—	—	3,217,275
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	28,863,165	—	—	—	28,863,165
	$ —	$ —	$ 32,247,970	$ 3,217,275	$ 1,942,110	$ —	$ 37,407,355

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 6,967,445	$ —	$ (1,078,544)	$ —	$ 5,888,901
Forward foreign currency exchange contracts	—	—	—	575,448	—	—	575,448
Options purchased(a)	—	—	(984,365)	—	—	—	(984,365)
Options written	—	—	233,226	—	—	—	233,226
Swaps	—	—	100,355,027	—	—	—	100,355,027
	$ —	$ —	$ 106,571,333	$ 575,448	$ (1,078,544)	$ —	$ 106,068,237
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 1,536,333	$ —	$ (615,280)	$ —	$ 921,053
Forward foreign currency exchange contracts	—	—	—	(2,659,134)	—	—	(2,659,134)
Swaps	—	—	(719,168)	—	—	—	(719,168)
	$ —	$ —	$ 817,165	$ (2,659,134)	$ (615,280)	$ —	$ (2,457,249)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$423,180,481
Average notional value of contracts — short	$225,535,188
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$8,285,015
Average amounts sold — in USD	$25,181,423
Options:
Average value of option contracts purchased	$290,063
Average value of option contracts written	$47,250
Total return swaps:
Average notional value	$44,198,839
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 3,048,445	$ 5,136,976
Forward foreign currency exchange contracts	558,141	3,217,275
Swaps — OTC(a)	20,126,347	28,863,165
Total derivative assets and liabilities in the Statements of Assets and Liabilities	23,732,933	37,217,416
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,048,445)	(5,136,976)
Total derivative assets and liabilities subject to an MNA	$ 20,684,488	$ 32,080,440

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 4,764,644	$ (1,871,529)	$ —	$ —	$ 2,893,115
Barclays Bank PLC	7,200,224	(7,200,224)	—	—	—
BNP Paribas SA	3,879,465	(553,339)	—	—	3,326,126
Goldman Sachs Bank USA	532,707	(532,707)	—	—	—
HSBC Bank PLC	11,163	(11,163)	—	—	—
Morgan Stanley & Co. International PLC	184,305	(184,305)	—	—	—
UBS AG	4,111,980	(4,111,980)	—	—	—
	$ 20,684,488	$ (14,465,247)	$ —	$ —	$ 6,219,241

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 1,871,529	$ (1,871,529)	$ —	$ —	$ —
Barclays Bank PLC	11,889,484	(7,200,224)	—	—	4,689,260
BNP Paribas SA	553,339	(553,339)	—	—	—
Goldman Sachs Bank USA	10,765,063	(532,707)	—	(1,430,000)	8,802,356
HSBC Bank PLC	920,666	(11,163)	—	—	909,503
Morgan Stanley & Co. International PLC	1,468,014	(184,305)	—	—	1,283,709
UBS AG	4,612,345	(4,111,980)	—	—	500,365
	$ 32,080,440	$ (14,465,247)	$ —	$ (1,430,000)	$ 16,185,193

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Equity Market Neutral Fund

(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Japan	$ —	$ 1,276,447	$ —	$ 1,276,447
United States	53,798,983	—	—	53,798,983
Preferred Securities
Preferred Stocks	—	—	2,408,335	2,408,335
U.S. Treasury Obligations	—	125,993,762	—	125,993,762
Short-Term Securities
Money Market Funds	5,349,936	—	—	5,349,936
U.S. Government Sponsored Agency Securities	—	3,067,031	—	3,067,031
U.S. Treasury Obligations	—	2,295,827,681	—	2,295,827,681
	$ 59,148,919	$ 2,426,164,921	$ 2,408,335	$ 2,487,722,175
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,190,842	$ 23,168,121	$ —	$ 25,358,963
Foreign Currency Exchange Contracts	—	558,141	—	558,141
Interest Rate Contracts	1,326,830	—	—	1,326,830
Liabilities
Equity Contracts	(3,333,262)	(28,914,708)	—	(32,247,970)
Foreign Currency Exchange Contracts	—	(3,217,275)	—	(3,217,275)
Interest Rate Contracts	(1,942,110)	—	—	(1,942,110)
	$ (1,757,700)	$ (8,405,721)	$ —	$ (10,163,421)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 90,441,965	$ 2,482,372,239
Investments, at value — affiliated(b)	4,653,726	5,349,936
Cash	—	42,315,490
Cash pledged:
Collateral — OTC derivatives	—	42,006,000
Futures contracts	149,000	37,993,000
Foreign currency, at value(c)	853,881	—
Receivables:
Investments sold	2,961,943	—
Swaps	—	399,172,604
Capital shares sold	55	7,840,789
Dividends — unaffiliated	133,167	74,481
Dividends — affiliated	20,010	28,305
Interest — unaffiliated	—	418,893
Variation margin on futures contracts	—	3,048,445
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	558,141
OTC swaps	—	20,126,347
Prepaid expenses	44,471	155,777
Total assets	99,258,218	3,041,460,447
LIABILITIES
Foreign bank overdraft(d)	—	25,313,206
Cash received as collateral for OTC derivatives	—	16,490,000
Payables:
Investments purchased	3,511,873	57,143,760
Swaps	—	385,036,715
Accounting services fees	8,334	59,546
Administration fees	—	80,144
Capital shares redeemed	1,469	6,059,706
Custodian fees	45,074	286,572
Deferred foreign capital gain tax	143,171	—
Investment advisory fees	34,211	2,448,167
Trustees’ and Officer’s fees	2,105	463
Other accrued expenses	30,483	56,849
Professional fees	79,273	76,456
Service and distribution fees	1,415	44,865
Transfer agent fees	2,707	221,984
Variation margin on futures contracts	20,946	5,136,976
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	3,217,275
OTC swaps	—	28,863,165
Total liabilities	3,881,061	530,535,849
Commitments and contingent liabilities
NET ASSETS	$ 95,377,157	$ 2,510,924,598
NET ASSETS CONSIST OF
Paid-in capital	$ 125,384,817	$ 2,356,773,216
Accumulated earnings (loss)	(30,007,660)	154,151,382
NET ASSETS	$ 95,377,157	$ 2,510,924,598
(a) Investments, at cost—unaffiliated	$79,960,816	$2,469,100,627
(b) Investments, at cost—affiliated	$4,653,726	$5,349,936
(c) Foreign currency, at cost	$852,293	$—
(d) Foreign bank overdraft, at cost	$—	$25,376,480

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2024

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
NET ASSET VALUE
Institutional
Net assets	$ 5,257,418	$ 2,088,688,175
Shares outstanding	500,113	148,948,651
Net asset value	$ 10.51	$ 14.02
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor A
Net assets	$ 4,156,817	$ 174,057,164
Shares outstanding	403,700	12,668,474
Net asset value	$ 10.30	$ 13.74
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Investor C
Net assets	$ 587,335	$ 10,924,790
Shares outstanding	60,377	862,493
Net asset value	$ 9.73	$ 12.67
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
Class K
Net assets	$ 85,375,587	$ 237,254,469
Shares outstanding	8,119,927	16,859,442
Net asset value	$ 10.51	$ 14.07
Shares authorized	Unlimited	Unlimited
Par value	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended October 31, 2024

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Equity Market Neutral Fund
INVESTMENT INCOME
Dividends — unaffiliated	$1,765,949	$450,777
Dividends — affiliated	113,989	201,224
Interest — unaffiliated	3,797	53,780,405
Securities lending income — affiliated — net	350	—
Foreign taxes withheld	(207,751)	—
Total investment income	1,676,334	54,432,406
EXPENSES
Investment advisory	377,811	13,302,742
Custodian	64,264	289,347
Professional	51,711	48,182
Registration	31,931	243,288
Administration	20,071	428,049
Printing and postage	16,173	25,361
Accounting services	13,157	124,906
Administration — class specific	9,445	219,489
Transfer agent — class specific	8,516	963,716
Service and distribution — class specific	8,259	256,940
Trustees and Officer	3,557	10,212
Miscellaneous	10,150	51,779
Total expenses excluding interest expense	615,045	15,964,011
Interest expense — unaffiliated	—	69,166
Total expenses	615,045	16,033,177
Less:
Administration fees waived	(20,071)	—
Administration fees waived by the Manager — class specific	(9,445)	(219,425)
Fees waived and/or reimbursed by the Manager	(187,845)	(361,735)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(5,219)	(471,777)
Total expenses after fees waived and/or reimbursed	392,465	14,980,240
Net investment income	1,283,869	39,452,166
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(7,718)	3,445,494
Investments — affiliated	1	—
Forward foreign currency exchange contracts	—	575,448
Foreign currency transactions	(95,381)	(1,289,102)
Futures contracts	241,882	5,888,901
Options written	—	233,226
Swaps	—	100,355,027
	138,784	109,208,994
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	4,778,686	2,650,202
Forward foreign currency exchange contracts	—	(2,659,134)
Foreign currency translations	(495)	32,588
Futures contracts	45,285	921,053
Swaps	—	(719,168)
	4,823,476	225,541
Net realized and unrealized gain	4,962,260	109,434,535
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,246,129	$148,886,701
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(238,723)	$—
(b) Net of reduction in deferred foreign capital gain tax of	$85,011	$—
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Equity Market Neutral Fund
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,283,869	$1,818,943	$39,452,166	$38,470,485
Net realized gain	138,784	343,558	109,208,994	198,304,324
Net change in unrealized appreciation (depreciation)	4,823,476	5,076,966	225,541	1,535,786
Net increase in net assets resulting from operations	6,246,129	7,239,467	148,886,701	238,310,595
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(40,768)	(111,738)	(119,016,889)	(62,401,555)
Investor A	(27,725)	(74,639)	(11,362,684)	(1,876,567)
Investor C	(2,675)	(7,037)	(715,981)	(566,373)
Class K	(616,191)	(1,535,767)	(15,493,046)	(12,296,861)
Decrease in net assets resulting from distributions to shareholders	(687,359)	(1,729,181)	(146,588,600)	(77,141,356)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,406,526)	1,078,587	661,658,336	969,630,326
NET ASSETS
Total increase in net assets	4,152,244	6,588,873	663,956,437	1,130,799,565
Beginning of period	91,224,913	84,636,040	1,846,968,161	716,168,596
End of period	$95,377,157	$91,224,913	$2,510,924,598	$1,846,968,161

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.90	$9.29	$10.11	$13.24	$8.85	$10.25	$10.59
Net investment income(a)	0.14	0.20	0.28	0.20	0.15	0.10	0.18
Net realized and unrealized gain (loss)	0.55	0.60	(0.75)	(3.17)	4.43	(1.27)	(0.52)
Net increase (decrease) from investment operations	0.69	0.80	(0.47)	(2.97)	4.58	(1.17)	(0.34)
Distributions from net investment income(b)	(0.08)	(0.19)	(0.35)	(0.16)	(0.19)	(0.23)	—
Net asset value, end of period	$10.51	$9.90	$9.29	$10.11	$13.24	$8.85	$10.25
Total Return(c)
Based on net asset value	6.95%(d)	8.76%	(4.57)%	(22.62)%	52.00%	(11.78)%(d)	(3.21)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.37%(g)	1.43%	1.48%	1.19%	1.40%	1.38%(g)(h)	1.42%(i)(j)
Total expenses after fees waived and/or reimbursed	0.85%(g)	0.85%	0.85%	0.85%	0.85%	0.81%(g)	0.92%(i)
Net investment income	2.74%(g)	2.14%	3.00%	1.62%	1.29%	1.38%(g)	1.83%
Supplemental Data
Net assets, end of period (000)	$5,257	$5,598	$6,362	$9,583	$17,216	$9,689	$15,904
Portfolio turnover rate	92%	162%	159%	183%	180%(k)	141%(k)	128%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.42%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.40% and 0.90%, respectively.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expenses ratio would have been 1.39%.
(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.70	$9.11	$9.93	$13.00	$8.69	$10.07	$10.43
Net investment income(a)	0.12	0.17	0.23	0.15	0.11	0.07	0.17
Net realized and unrealized gain (loss)	0.55	0.58	(0.72)	(3.09)	4.36	(1.25)	(0.53)
Net increase (decrease) from investment operations	0.67	0.75	(0.49)	(2.94)	4.47	(1.18)	(0.36)
Distributions from net investment income(b)	(0.07)	(0.16)	(0.33)	(0.13)	(0.16)	(0.20)	—
Net asset value, end of period	$10.30	$9.70	$9.11	$9.93	$13.00	$8.69	$10.07
Total Return(c)
Based on net asset value	6.88%(d)	8.38%	(4.84)%	(22.83)%	51.62%	(12.05)%(d)	(3.45)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.72%(g)	1.77%	1.87%	1.52%	1.74%	1.70%(g)(h)	1.69%(i)(j)
Total expenses after fees waived and/or reimbursed	1.15%(g)	1.15%	1.15%	1.15%	1.14%	1.12%(g)	1.17%(i)
Net investment income	2.43%(g)	1.81%	2.54%	1.29%	0.98%	1.02%(g)	1.74%
Supplemental Data
Net assets, end of period (000)	$4,157	$4,256	$4,428	$5,246	$7,125	$5,224	$3,817
Portfolio turnover rate	92%	162%	159%	183%	180%(k)	141%(k)	128%(k)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 1.74%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.67% and 1.15%, respectively.
(j)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended July 31, 2019, the expenses ratio would have been 1.67%.
(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.18	$8.65	$9.46	$12.36	$8.29	$9.53	$9.95
Net investment income(a)	0.08	0.09	0.15	0.07	0.04	0.02	0.08
Net realized and unrealized gain (loss)	0.51	0.55	(0.68)	(2.96)	4.14	(1.21)	(0.50)
Net increase (decrease) from investment operations	0.59	0.64	(0.53)	(2.89)	4.18	(1.19)	(0.42)
Distributions from net investment income(b)	(0.04)	(0.11)	(0.28)	(0.01)	(0.11)	(0.05)	—
Net asset value, end of period	$9.73	$9.18	$8.65	$9.46	$12.36	$8.29	$9.53
Total Return(c)
Based on net asset value	6.48%(d)	7.53%	(5.51)%	(23.40)%	50.49%	(12.57)%(d)	(4.22)%(e)
Ratios to Average Net Assets(f)
Total expenses	2.49%(g)	2.58%	2.75%	2.43%	2.56%	2.53%(g)(h)	2.53%(i)
Total expenses after fees waived and/or reimbursed	1.90%(g)	1.90%	1.90%	1.90%	1.90%	1.90%(g)	1.92%(i)
Net investment income	1.65%(g)	1.05%	1.72%	0.61%	0.43%	0.26%(g)	0.81%
Supplemental Data
Net assets, end of period (000)	$587	$562	$430	$282	$550	$1,164	$2,280
Portfolio turnover rate	92%	162%	159%	183%	180%(j)	141%(j)	128%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, total expenses would have been 2.57%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.51% and 1.90%, respectively.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$9.90	$9.29	$10.11	$13.24	$8.84	$10.26	$10.59
Net investment income(a)	0.14	0.20	0.29	0.20	0.16	0.10	0.19
Net realized and unrealized gain (loss)	0.55	0.60	(0.76)	(3.16)	4.43	(1.28)	(0.52)
Net increase (decrease) from investment operations	0.69	0.80	(0.47)	(2.96)	4.59	(1.18)	(0.33)
Distributions from net investment income(b)	(0.08)	(0.19)	(0.35)	(0.17)	(0.19)	(0.24)	—
Net asset value, end of period	$10.51	$9.90	$9.29	$10.11	$13.24	$8.84	$10.26
Total Return(c)
Based on net asset value	6.96%(d)	8.80%	(4.53)%	(22.59)%	52.19%	(11.87)%(d)	(3.12)%(e)
Ratios to Average Net Assets(f)
Total expenses	1.27%(g)	1.34%	1.38%	1.13%	1.36%	1.41%(g)(h)	1.37%(i)
Total expenses after fees waived and/or reimbursed	0.81%(g)	0.81%	0.81%	0.81%	0.81%	0.81%(g)	0.87%(i)
Net investment income	2.74%(g)	2.13%	3.07%	1.63%	1.36%	1.33%(g)	1.93%
Supplemental Data
Net assets, end of period (000)	$85,376	$80,809	$73,416	$126,023	$150,108	$85,164	$80,529
Portfolio turnover rate	92%	162%	159%	183%	180%(j)	141%(j)	128%(j)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34%and 0.84%, respectively.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$14.02	$12.19	$11.49	$11.98	$11.42	$12.67	$12.17
Net investment income (loss)(a)	0.25	0.47	0.14	(0.15)	(0.17)	(0.01)	0.05
Net realized and unrealized gain (loss)	0.74	2.30	0.56	(0.20)	0.76	(0.46)	0.57
Net increase (decrease) from investment operations	0.99	2.77	0.70	(0.35)	0.59	(0.47)	0.62
Distributions(b)
From net investment income	(0.99)	(0.94)	—	—	—	(0.04)	—
From net realized gain	—	—	—	(0.14)	(0.03)	(0.74)	(0.12)
Total distributions	(0.99)	(0.94)	—	(0.14)	(0.03)	(0.78)	(0.12)
Net asset value, end of period	$14.02	$14.02	$12.19	$11.49	$11.98	$11.42	$12.67
Total Return(c)
Based on net asset value	7.24%(d)	23.64%	6.09%	(2.94)%(e)	5.21%(f)	(3.80)%(d)	5.09%
Ratios to Average Net Assets(g)
Total expenses	1.45%(h)	1.54%	1.57%	1.58%	1.82%	1.80%(h)	1.76%
Total expenses after fees waived and/or reimbursed	1.34%(h)	1.34%	1.34%	1.36%	1.57%	1.57%(h)	1.63%
Net investment income (loss)	3.56%(h)	3.61%	1.24%	(1.29)%	(1.49)%	(0.09)%(h)	0.36%
Supplemental Data
Net assets, end of period (000)	$2,088,688	$1,502,122	$565,027	$565,502	$459,420	$492,021	$546,561
Portfolio turnover rate(i)	35%	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 5.12%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$13.77	$11.96	$11.30	$11.82	$11.27	$12.50	$12.03
Net investment income (loss)(a)	0.24	0.27	0.11	(0.18)	(0.20)	(0.02)	0.01
Net realized and unrealized gain (loss)	0.71	2.43	0.55	(0.20)	0.75	(0.46)	0.56
Net increase (decrease) from investment operations	0.95	2.70	0.66	(0.38)	0.55	(0.48)	0.57
Distributions(b)
From net investment income	(0.98)	(0.89)	—	—	—	(0.01)	—
From net realized gain	—	—	—	(0.14)	(0.00)(c)	(0.74)	(0.10)
Total distributions	(0.98)	(0.89)	—	(0.14)	(0.00)	(0.75)	(0.10)
Net asset value, end of period	$13.74	$13.77	$11.96	$11.30	$11.82	$11.27	$12.50
Total Return(d)
Based on net asset value	7.13%(e)	23.42%	5.84%	(3.23)%(f)	4.92%(g)	(3.94)%(e)	4.79%
Ratios to Average Net Assets(h)
Total expenses	1.73%(i)	1.79%	1.83%	1.86%	2.07%	2.07%(i)	2.04%
Total expenses after fees waived and/or reimbursed	1.59%(i)	1.59%	1.59%	1.61%	1.82%	1.82%(i)	1.88%
Net investment income (loss)	3.42%(i)	2.09%	1.00%	(1.54)%	(1.75)%	(0.28)%(i)	0.12%
Supplemental Data
Net assets, end of period (000)	$174,057	$118,392	$22,462	$25,229	$23,390	$23,509	$49,514
Portfolio turnover rate(j)	35%	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.83%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$12.77	$11.18	$10.64	$11.22	$10.77	$11.99	$11.59
Net investment income (loss)(a)	0.19	0.34	0.03	(0.25)	(0.27)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	0.66	2.07	0.51	(0.19)	0.72	(0.44)	0.54
Net increase (decrease) from investment operations	0.85	2.41	0.54	(0.44)	0.45	(0.53)	0.46
Distributions(b)
From net investment income	(0.95)	(0.82)	—	—	—	—	—
From net realized gain	—	—	—	(0.14)	—	(0.69)	(0.06)
Total distributions	(0.95)	(0.82)	—	(0.14)	—	(0.69)	(0.06)
Net asset value, end of period	$12.67	$12.77	$11.18	$10.64	$11.22	$10.77	$11.99
Total Return(c)
Based on net asset value	6.81%(d)	22.35%	5.08%	(3.95)%(e)	4.18%(f)	(4.51)%(d)	4.02%
Ratios to Average Net Assets(g)
Total expenses	2.40%(h)	2.51%	2.63%	2.64%	2.86%	2.83%(h)	2.79%
Total expenses after fees waived and/or reimbursed	2.34%(h)	2.34%	2.34%	2.36%	2.57%	2.57%(h)	2.63%
Net investment income (loss)	2.95%(h)	2.88%	0.25%	(2.30)%	(2.44)%	(1.04)%(h)	(0.64)%
Supplemental Data
Net assets, end of period (000)	$10,925	$9,786	$5,281	$4,386	$6,817	$11,539	$17,282
Portfolio turnover rate(i)	35%	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes payments received from an affiliate, which impacted the Fund’s total return. Excluding the payments, the Fund’s total return would have been 4.09%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Global Equity Market Neutral Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

Net asset value, beginning of period	$14.06	$12.23	$11.52	$12.00	$11.44	$12.69	$12.19
Net investment income (loss)(a)	0.29	0.50	0.19	(0.14)	(0.25)	(0.01)	0.06
Net realized and unrealized gain (loss)	0.71	2.28	0.52	(0.20)	0.85	(0.46)	0.56
Net increase (decrease) from investment operations	1.00	2.78	0.71	(0.34)	0.60	(0.47)	0.62
Distributions(b)
From net investment income	(0.99)	(0.95)	—	—	—	(0.04)	—
From net realized gain	—	—	—	(0.14)	(0.04)	(0.74)	(0.12)
Total distributions	(0.99)	(0.95)	—	(0.14)	(0.04)	(0.78)	(0.12)
Net asset value, end of period	$14.07	$14.06	$12.23	$11.52	$12.00	$11.44	$12.69
Total Return(c)
Based on net asset value	7.30%(d)	23.66%	6.16%	(2.85)%(e)	5.24%(e)	(3.77)%(d)	5.11%
Ratios to Average Net Assets(f)
Total expenses	1.35%(g)	1.44%	1.48%	1.51%	1.77%	1.76%(g)	1.72%
Total expenses after fees waived and/or reimbursed	1.29%(g)	1.29%	1.29%	1.31%	1.52%	1.52%(g)	1.57%
Net investment income (loss)	4.02%(g)	3.89%	1.59%	(1.24)%	(2.07)%	(0.07)%(g)	0.45%
Supplemental Data
Net assets, end of period (000)	$237,254	$216,669	$123,399	$7,080	$5,151	$325	$453
Portfolio turnover rate(h)	35%	27%	79%	31%	43%	53%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Equity Market Neutral Fund	Global Equity Market Neutral	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors.  Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Advantage Emerging Markets	Global Equity Market Neutral
First $1 billion	0.80%	1.25%
$1 billion — $3 billion	0.75	1.18
$3 billion — $5 billion	0.72	1.13
$5 billion — $10 billion	0.70	1.09
Greater than $10 billion	0.68	1.06
With respect to Global Equity Market Neutral, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Global Equity Market Neutral to the Manager.
Service and Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Total
Advantage Emerging Markets	$ 5,338	$ 2,921	$ 8,259
Global Equity Market Neutral	204,919	52,021	256,940
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million — $1 billion	0.0400
$1 billion — $2 billion	0.0375
$2 billion — $4 billion	0.0350
$4 billion — $13 billion	0.0325
Greater than $13 billion	0.0300
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended October 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 556	$ 427	$ 58	$ 8,404	$ 9,445
Global Equity Market Neutral	179,367	16,394	1,040	22,688	219,489
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 92	$ 334	$ 52	$ 126	$ 604
Global Equity Market Neutral	1,186	334	150	191	1,861
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 2,752	$ 4,235	$ 653	$ 876	$ 8,516
Global Equity Market Neutral	856,348	103,141	2,769	1,458	963,716
Other Fees:  For the six months ended October 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Advantage Emerging Markets	$ 140
Global Equity Market Neutral	7,756
For the six months ended October 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor C
Advantage Emerging Markets	$ 200
Global Equity Market Neutral	8,286
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 1,683
Global Equity Market Neutral	2,974
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses (“expense limitation”) through June 30, 2026. Other expenses include accounting, administration, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01
With respect to Global Equity Market Neutral, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name/Share Class	Expense Limitation
Global Equity Market Neutral
Institutional	1.34%
Investor A	1.59
Investor C	2.34
Class K	1.29
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Advantage Emerging Markets	$ 186,162
Global Equity Market Neutral	358,761

Fund Name	Administration Fees Waived
Advantage Emerging Markets	$ 20,071
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager— class specific, respectively, in the Statements of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Administration Fees Waived by the Manager- Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 556	$ 427	$ 58	$ 8,404	$ 9,445
Global Equity Market Neutral	179,367	16,394	976	22,688	219,425

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Total
Advantage Emerging Markets	$ 1,640	$ 2,313	$ 391	$ 875	$ 5,219
Global Equity Market Neutral	407,930	62,157	232	1,458	471,777
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Advantage Emerging Markets retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Emerging Markets, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Advantage Emerging Markets	$ 76
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended October 31, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Advantage Emerging Markets	$ 2,595,372	$ 1,724,427	$ (162,706)
7.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
Advantage Emerging Markets	$ —	$ —	$ 81,354,739	$ 82,443,010
Global Equity Market Neutral	88,568,265	34,540,000	13,020,045	32,462,557
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Advantage Emerging Markets	$ (38,631,532)
Global Equity Market Neutral	(6,454,537)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Advantage Emerging Markets	$ 87,762,595	$ 15,511,999	$ (8,192,444)	$ 7,319,555
Global Equity Market Neutral	2,474,451,333	332,683,201	(329,575,780)	3,107,421
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.  Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Advantage Emerging Markets
Institutional
Shares sold	8,191	$ 84,836	160,440	$ 1,504,678
Shares issued in reinvestment of distributions	3,958	40,640	11,924	111,037
Shares redeemed	(77,604)	(798,414)	(291,314)	(2,727,003)
	(65,455)	$ (672,938)	(118,950)	$ (1,111,288)
Investor A
Shares sold and automatic conversion of shares	30,804	$ 324,298	16,326	$ 150,304
Shares issued in reinvestment of distributions	2,729	27,483	8,086	73,733
Shares redeemed	(68,537)	(706,194)	(71,668)	(664,639)
	(35,004)	$ (354,413)	(47,256)	$ (440,602)
Investor C
Shares sold	4,645	$ 45,453	15,335	$ 130,898
Shares issued in reinvestment of distributions	281	2,675	812	7,037
Shares redeemed and automatic conversion of shares	(5,714)	(55,691)	(4,683)	(41,770)
	(788)	$ (7,563)	11,464	$ 96,165
Class K
Shares sold	217,452	$ 2,311,524	357,504	$ 3,394,062
Shares issued in reinvestment of distributions	59,999	616,191	165,239	1,535,767
Shares redeemed	(320,475)	(3,299,327)	(258,564)	(2,395,517)
	(43,024)	$ (371,612)	264,179	$ 2,534,312
	(144,271)	$ (1,406,526)	109,437	$ 1,078,587

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Global Equity Market Neutral
Institutional
Shares sold	54,135,767	$ 758,054,029	89,868,197	$ 1,183,723,613
Shares issued in reinvestment of distributions	7,312,660	99,671,561	3,860,172	48,746,374
Shares redeemed	(19,667,663)	(273,545,051)	(32,923,949)	(426,006,298)
	41,780,764	$ 584,180,539	60,804,420	$ 806,463,689
Investor A
Shares sold and automatic conversion of shares	4,001,652	$ 55,340,406	7,889,248	$ 106,689,999
Shares issued in reinvestment of distributions	841,903	11,256,240	144,097	1,788,531
Shares redeemed	(775,614)	(10,640,245)	(1,310,381)	(16,438,705)
	4,067,941	$ 55,956,401	6,722,964	$ 92,039,825
Investor C
Shares sold	180,872	$ 2,271,552	414,956	$ 4,778,122
Shares issued in reinvestment of distributions	57,974	715,981	48,999	566,373
Shares redeemed and automatic conversion of shares	(142,377)	(1,794,444)	(170,331)	(1,981,485)
	96,469	$ 1,193,089	293,624	$ 3,363,010
Class K
Shares sold	1,977,548	$ 27,826,386	7,156,848	$ 91,515,973
Shares issued in reinvestment of distributions	258,598	3,537,617	183,985	2,331,425
Shares redeemed	(786,105)	(11,035,696)	(2,023,828)	(26,083,596)
	1,450,041	$ 20,328,307	5,317,005	$ 67,763,802
	47,395,215	$ 661,658,336	73,138,013	$ 969,630,326
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited(a)
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
(a) For Global Equity Market Neutral.
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Advantage Emerging Markets Fund (the “Advantage Emerging Markets Fund”) and BlackRock Global Equity Market Neutral Fund (the “Global Equity Market Neutral Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.  The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”) with respect to the Global Equity Market Neutral Fund.  The Manager and the Sub-Advisor are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements.  In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to Global Equity Market Neutral Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions.  The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to the Global Equity Market Neutral Fund, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to Advantage Emerging Markets Fund, the respective Morningstar Category (“Morningstar Category”).  The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Advantage Emerging Markets Fund ranked in the third, third and fourth quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board reviewed and considered Global Equity Market Neutral Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for the one-, three- and five-year periods reported, the Fund outperformed, outperformed and underperformed, respectively, its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable period.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.  The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Advantage Emerging Markets Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. In addition, the Board noted that, the Fund is party to an expense limitation agreement pursuant to which BlackRock has contractually agreed to waive and/or reimburse certain operating and other expenses to a specified amount of the Fund’s average daily net assets on a class-by-class basis.
The Board noted that Global Equity Market Neutral Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. In addition, the Board noted that BlackRock and the Board previously agreed to a lower contractual expense cap on a class-by-class basis. After discussions between the Board, including Independent Board Members, and BlackRock, the Board and BlackRock agreed to a continuation of the contractual cap.
The Board further noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the pertinent Fund decreases below certain contractually specified levels.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to with respect to the Global Equity Market Neutral Fund, for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Assurance Corp.
BAM	Build America Mutual Assurance Co.
CDI	CREST Depository Interest
DIP	Debtor-In-Possession
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SG	Syncora Guarantee
ST	Special Tax
UT	Unlimited Tax
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 20, 2024